UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23147

First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)       The Report to Shareholders is attached herewith.

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust CEF Income Opportunity ETF (FCEF)

        First Trust Municipal CEF Income Opportunity ETF (MCEF)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2021
----------------------------


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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust CEF Income Opportunity ETF ("FCEF") and the First Trust Municipal CEF
Income Opportunity ETF ("MCEF" and together with FCEF, the "Funds"), each a series of the First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 28, 2021.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The Fund is classified as "non-diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (9/27/16)      Inception (9/27/16)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   18.02%             17.54%                9.00%                   46.34%
Market Price                                          18.07%             17.48%                9.01%                   46.39%

INDEX PERFORMANCE
Russell 3000(R) Index                                 13.45%             35.33%               16.35%                   95.32%
Blended Benchmark (1)                                 14.91%             16.25%                8.06%                   40.87%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)

-----------------------------
(1)   A blended benchmark (the "Blended Benchmark") comprised 60% of the First
      Trust Equity Closed-End Fund Total Return Index, a cap-weighted index
      (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed
      Income Closed-End Fund Total Return Index, a cap-weighted index (based on
      NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Science & Technology Trust               5.38%
Eaton Vance Tax-Advantaged Global Dividend
   Income Fund                                     4.32
Cohen & Steers REIT and Preferred and
   Income Fund, Inc.                               4.17
PIMCO Dynamic Credit and Mortgage Income
   Fund                                            3.72
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.69
Ares Dynamic Credit Allocation Fund, Inc.          3.41
Tekla Healthcare Opportunities Fund                3.30
PGIM Global High Yield Fund, Inc.                  3.30
Tekla Healthcare Investors                         3.29
DoubleLine Income Solutions Fund                   3.17
                                                --------
     Total                                        37.75%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     76.81%
Europe                                            11.37
Asia                                              11.82
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              28.61%
Large                                             34.18
Mid                                               27.13
Small                                              7.09
Micro                                              2.99
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                7.17%
AA                                                 0.53
A                                                  1.33
BBB                                               18.06
BB                                                26.66
B                                                 26.85
CCC-D                                              9.82
NR                                                 9.58
                                                --------
     Total                                       100.00%
                                                ========


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    SEPTEMBER 27, 2016 - FEBRUARY 28, 2021

            First Trust CEF Income      Russell 3000(R)       Blended
               Opportunity ETF               Index           Benchmark
9/28/16            $10,000                  $10,000           $10,000
2/28/17             10,698                   11,058            10,693
8/31/17             11,348                   11,637            11,267
2/28/18             11,572                   12,853            11,410
8/31/18             12,267                   13,993            12,041
2/28/19             12,044                   13,502            11,833
8/31/19             12,657                   14,176            12,452
2/29/20             12,451                   14,434            12,117
8/31/20             12,399                   17,215            12,258
2/28/21             14,633                   19,531            14,085


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
(2)   The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets
(including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (9/27/16)      Inception (9/27/16)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   6.00%              4.96%                 3.49%                   16.36%
Market Price                                          6.05%              4.85%                 3.47%                   16.29%

INDEX PERFORMANCE
Bloomberg Barclays Municipal Bond Index               0.86%              1.06%                 3.26%                   15.22%
First Trust Municipal Closed-End Fund Total
   Return Index (1)                                   6.19%              4.87%                 4.15%                   19.71%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 6.)

-----------------------------
(1)   The First Trust Municipal Closed-End Fund Total Return Index, a
      cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund's underlying portfolio. The index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Nuveen AMT-Free Quality Municipal Income
   Fund                                            5.08%
Nuveen AMT-Free Municipal Credit Income
   Fund                                            5.07
Nuveen Quality Municipal Income Fund               4.66
BlackRock Muni Intermediate Duration Fund,
   Inc.                                            4.07
Invesco Quality Municipal Income Trust             3.77
BlackRock MuniYield Quality Fund III, Inc.         3.77
Nuveen Enhanced Municipal Value Fund               3.69
Nuveen Municipal Value Fund, Inc.                  3.53
Nuveen Municipal Credit Income Fund                3.48
Western Asset Municipal Partners Fund, Inc.        3.42
                                                --------
     Total                                        40.54%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
Illinois                                          11.81%
California                                         9.40
New York                                           8.61
Texas                                              8.00
New Jersey                                         7.37
                                                --------
     Total                                        45.19%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                7.84%
AA                                                26.44
A                                                 24.97
BBB                                               18.35
BB                                                 6.34
B                                                  2.05
CCC-D                                              0.95
NR                                                13.06
                                                --------
     Total                                       100.00%
                                                ========


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   SEPTEMBER 27, 2016 - FEBRUARY 28, 2021

            First Trust Municipal CEF            Bloomberg Barclays            First Trust Municipal
             Income Opportunity ETF             Municipal Bond Index           Closed-End Fund Index
9/28/16              $10,000                          $10,000                         $10,000
2/28/17                9,433                            9,758                           9,359
8/31/17                9,919                           10,128                           9,978
2/28/18                9,415                           10,003                           9,399
8/31/18                9,613                           10,178                           9,693
2/28/19                9,889                           10,416                          10,017
8/31/19               10,859                           11,066                          11,182
2/29/20               11,086                           11,402                          11,415
8/31/20               10,978                           11,425                          11,274
2/28/21               11,637                           11,523                          11,972


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
(2)   The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

                                                                          Page 5


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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust CEF Income Opportunity ETF ("FCEF") and the First
Trust Municipal CEF Income Opportunity ETF ("MCEF" and together with FCEF, the
"Funds"), each a series of the First Trust Exchange-Traded Fund VIII, and is responsible for the selection and ongoing monitoring of the securities in the
Funds' portfolios and certain other services necessary for the management of the portfolios.

PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, and Jordan Ramsland, Vice
President of First Trust are the Funds' portfolio managers and have responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has nearly 30 years of experience in financial markets.
His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual
Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by
financial analysts and his peers in the closed-end fund community and served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business. Mr. Ramsland
joined First Trust in 2013, and his current responsibilities include research and management of strategies that invest primarily in closed-end funds. He is responsible for updating and maintaining First Trust's proprietary closed-end fund models as part of the investment process for the First Trust closed-end funds, exchange-traded funds and separately managed accounts. Mr. Ramsland graduated from Palm Beach Atlantic University in 2011 with a B.S. in Finance.

                                                                          Page 7


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust
Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021    PERIOD (a)     PERIOD (a) (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00           $1,180.20           0.85%            $4.59
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00           $1,060.00           0.75%            $3.83
Hypothetical (5% return before expenses)             $1,000.00           $1,021.08           0.75%            $3.76


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 98.9%
               CAPITAL MARKETS -- 98.9%
       38,439  Advent Convertible and Income
                  Fund                                  $     661,151
       19,934  Apollo Tactical Income Fund, Inc.              290,040
       74,310  Ares Dynamic Credit Allocation
                  Fund, Inc.                                1,096,816
       22,081  Barings Global Short Duration
                  High Yield Fund                             343,801
       21,973  BlackRock Corporate High Yield
                  Fund, Inc.                                  251,151
       22,762  BlackRock Health Sciences
                  Trust II                                    619,809
       20,713  BlackRock Income Trust, Inc.                   125,728
       24,785  BlackRock Multi-Sector Income
                  Trust                                       435,472
       31,254  BlackRock Science & Technology
                  Trust                                     1,731,159
       26,550  BlackRock Science & Technology
                  Trust II                                    966,951
       46,437  Blackstone Strategic Credit Fund               611,111
        9,906  Central Securities Corp.                       354,139
       39,082  Cohen & Steers Infrastructure
                  Fund, Inc.                                  996,200
       57,604  Cohen & Steers REIT and
                  Preferred and Income Fund, Inc.           1,340,445
       58,349  DoubleLine Income Solutions
                  Fund                                      1,019,357
       10,481  Eaton Vance Enhanced Equity
                  Income Fund                                 172,098
       41,195  Eaton Vance Short Duration
                  Diversified Income Fund                     538,831
       48,978  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,186,737
       76,404  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,389,025
       39,383  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        990,482
       43,893  Gabelli Dividend & Income Trust
                  (The)                                       995,932
       17,197  General American Investors Co.,
                  Inc.                                        650,734
       41,960  John Hancock Tax-Advantaged
                  Dividend Income Fund                        891,650
       12,457  Lazard Global Total Return and
                  Income Fund, Inc.                           230,579
       33,089  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     679,317
       14,596  Morgan Stanley China A Share
                  Fund, Inc.                                  323,885
      148,945  Nuveen Credit Strategies Income
                  Fund                                        957,716
       80,356  Nuveen Preferred & Income
                  Opportunities Fund                          728,829
       27,403  Nuveen Real Asset Income and
                  Growth Fund                                 392,411

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       38,329  Nuveen Tax-Advantaged
                  Dividend Growth Fund                  $     547,338
       71,935  PGIM Global High Yield Fund,
                  Inc.                                      1,061,761
       55,610  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,198,396
       16,164  PIMCO Dynamic Income
                  Opportunities Fund                          337,019
       31,608  Principal Real Estate Income
                  Fund                                        425,444
       16,015  Royce Micro-Cap Trust, Inc.                    187,696
       38,507  Royce Value Trust, Inc.                        686,580
       17,032  Source Capital, Inc.                           712,585
       42,473  Tekla Healthcare Investors                   1,060,126
       51,137  Tekla Healthcare Opportunities
                  Fund                                      1,063,138
       18,959  Tekla Life Sciences Investors                  396,054
       21,539  Templeton Emerging Markets
                  Fund                                        423,672
       27,461  Tri-Continental Corp.                          847,446
       22,875  Virtus AllianzGI Artificial
                  Intelligence & Technology
                  Opportunities Fund                          627,004
       24,425  Virtus AllianzGI Convertible &
                  Income 2024 Target Term Fund                245,227
       11,164  Virtus AllianzGI Equity &
                  Convertible Income Fund                     314,825
       46,099  Western Asset Emerging Markets
                  Debt Fund, Inc.                             602,975
       62,363  Western Asset High Income
                  Opportunity Fund, Inc.                      306,826
       13,380  Western Asset Inflation-Linked
                  Opportunities & Income Fund                 164,173
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 98.9%                                 32,179,841
               (Cost $30,877,770)                       -------------

               MONEY MARKET FUNDS -- 0.9%
      276,318  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  0.01% (a)                                   276,318
               (Cost $276,318)                          -------------

               TOTAL INVESTMENTS -- 99.8%                  32,456,159
               (Cost $31,154,088) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          71,367
                                                        -------------
               NET ASSETS -- 100.0%                     $  32,527,526
                                                        =============

                        See Notes to Financial Statements                Page 9


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,883,964 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,581,893. The net unrealized appreciation was $1,302,071.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                           LEVEL 2         LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Closed-End Funds*         $32,179,841    $        --    $         --
Money Market Funds            276,318             --              --
                          ------------------------------------------
Total Investments         $32,456,159    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.

Page 10                 See Notes to Financial Statements


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 94.8%
               CAPITAL MARKETS -- 94.8%
       16,875  BlackRock Investment Quality
                  Municipal Trust, Inc.                 $     295,650
       15,435  BlackRock Long-Term Municipal
                  Advantage Trust                             194,327
       24,125  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         357,532
       11,610  BlackRock Municipal 2030 Target
                  Term Trust                                  291,875
       18,372  BlackRock Municipal Income
                  Investment Trust                            250,594
       15,671  BlackRock Municipal Income
                  Trust                                       235,065
       19,069  BlackRock MuniEnhanced Fund,
                  Inc.                                        225,968
        5,656  BlackRock MuniHoldings Fund,
                  Inc.                                         91,288
       14,234  BlackRock MuniHoldings
                  Investment Quality Fund                     198,991
       13,710  BlackRock MuniHoldings
                  Quality Fund, Inc.                          178,915
       18,919  BlackRock MuniYield Quality
                  Fund II, Inc.                               260,136
       23,697  BlackRock MuniYield Quality
                  Fund III, Inc.                              330,810
        7,881  BlackRock MuniYield Quality
                  Fund, Inc.                                  125,860
        6,741  DTF Tax-Free Income, Inc.                       96,059
        9,874  Eaton Vance Municipal Bond
                  Fund                                        129,843
       11,941  Eaton Vance Municipal Income
                  2028 Term Trust                             262,224
       15,447  Eaton Vance Municipal Income
                  Trust                                       204,055
        4,226  Eaton Vance National Municipal
                  Opportunities Trust                          92,042
       11,841  Invesco Municipal Trust                        151,802
        6,647  Invesco Pennsylvania Value
                  Municipal Income Trust                       83,952
       26,197  Invesco Quality Municipal
                  Income Trust                                331,130
       12,700  Invesco Trust for Investment
                  Grade Municipals                            168,021
        6,014  MainStay MacKay DefinedTerm
                  Municipal Opportunities Fund                131,586
        7,130  Neuberger Berman Municipal
                  Fund, Inc.                                  111,371
       27,166  Nuveen AMT-Free Municipal
                  Credit Income Fund                          444,707
       30,719  Nuveen AMT-Free Quality
                  Municipal Income Fund                       445,426
        8,737  Nuveen Dynamic Municipal
                  Opportunities Fund                          136,297
       20,631  Nuveen Enhanced Municipal
                  Value Fund                                  323,494

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        6,344  Nuveen Intermediate Duration
                  Municipal Term Fund                   $      87,738
        6,607  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                  96,000
       19,115  Nuveen Municipal Credit Income
                  Fund                                        305,075
       17,536  Nuveen Municipal Credit
                  Opportunities Fund                          243,049
       19,911  Nuveen Municipal High Income
                  Opportunity Fund                            282,139
       28,290  Nuveen Municipal Value Fund,
                  Inc.                                        309,493
       27,248  Nuveen Quality Municipal
                  Income Fund                                 408,720
       21,302  Western Asset Intermediate Muni
                  Fund, Inc.                                  193,848
        3,998  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                      83,798
        8,408  Western Asset Municipal High
                  Income Fund, Inc.                            63,985
       19,423  Western Asset Municipal Partners
                  Fund, Inc.                                  300,474
                                                        -------------
               TOTAL CLOSED-END FUNDS
                  -- 94.8%                                  8,523,339
               (Cost $8,438,498)                        -------------

               EXCHANGE-TRADED FUNDS -- 2.8%
               CAPITAL MARKETS -- 2.8%
        4,092  VanEck Vectors High-Yield Muni
                  ETF                                         251,904
               (Cost $264,850)                          -------------

               TOTAL INVESTMENTS -- 97.6%                   8,775,243
               (Cost $8,703,348) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 2.4%                         218,767
                                                        -------------
               NET ASSETS -- 100.0%                     $   8,994,010
                                                        =============

(a)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $170,288 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $98,393. The net unrealized appreciation was
      $71,895.

                        See Notes to Financial Statements                Page 11


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                           LEVEL 2        LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Closed-End Funds*         $ 8,523,339     $       --    $         --
Exchange-Traded Funds*        251,904             --              --
                          ------------------------------------------
Total Investments         $ 8,775,243     $       --    $         --
                          ==========================================

*   See Portfolio of Investments for industry breakout.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    32,456,159        $     8,775,243
Cash...................................................................                   --                153,969
Receivables:
   Dividends...........................................................               70,623                 25,998
   Investment securities sold..........................................               22,176                 44,078
                                                                             ---------------        ---------------
   Total Assets........................................................           32,548,958              8,999,288
                                                                             ---------------        ---------------
LIABILITIES:
Investment advisory fees payable.......................................               21,432                  5,278
                                                                             ---------------        ---------------
   Total Liabilities...................................................               21,432                  5,278
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    32,527,526        $     8,994,010
                                                                             ===============        ===============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    30,589,072        $     8,932,955
Par value..............................................................               14,050                  4,500
Accumulated distributable earnings (loss)..............................            1,924,404                 56,555
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    32,527,526        $     8,994,010
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         23.15        $         19.99
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,405,000                450,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    31,154,088        $     8,703,348
                                                                             ===============        ===============


                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,194,418        $       199,177
                                                                             ---------------        ---------------
   Total investment income.............................................            1,194,418                199,177
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              141,176                 32,966
                                                                             ---------------        ---------------
   Total expenses......................................................              141,176                 32,966
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................            1,053,242                166,211
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................              (60,190)                21,681
   In-kind redemptions.................................................              767,782                     --
   Distribution of capital gains from investment companies.............              137,578                  7,204
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................              845,170                 28,885
Net change in unrealized appreciation (depreciation) on investments....            3,837,946                316,808
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            4,683,116                345,693
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     5,736,358        $       511,904
                                                                             ===============        ===============


Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                        FIRST TRUST
                                                                          CEF INCOME                    MUNICIPAL CEF INCOME
                                                                       OPPORTUNITY ETF                    OPPORTUNITY ETF
                                                                            (FCEF)                             (MCEF)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/28/2021          ENDED           2/28/2021          ENDED
                                                                 (UNAUDITED)       8/31/2020        (UNAUDITED)       8/31/2020
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $     1,053,242  $     1,441,253   $       166,211  $       321,427
Net realized gain (loss)..................................             845,170        1,374,432            28,885           11,822
Net change in unrealized appreciation (depreciation)......           3,837,946       (2,466,746)          316,808         (559,211)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from operations........................................           5,736,358          348,939           511,904         (225,962)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................            (852,838)      (2,002,675)         (164,251)        (289,376)
                                                               ---------------  ---------------   ---------------  ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................           1,990,006       14,808,321                --        3,994,750
Cost of shares redeemed...................................          (7,647,496)     (16,937,688)               --       (5,618,446)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (5,657,490)      (2,129,367)               --       (1,623,696)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................            (773,970)      (3,783,103)          347,653       (2,139,034)

NET ASSETS:
Beginning of period.......................................          33,301,496       37,084,599         8,646,357       10,785,391
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    32,527,526  $    33,301,496   $     8,994,010  $     8,646,357
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           1,655,000        1,705,000           450,002          550,002
Shares sold...............................................             100,000          750,000                --          200,000
Shares redeemed...........................................            (350,000)        (800,000)               --         (300,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................           1,405,000        1,655,000           450,002          450,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)


                                                        SIX MONTHS
                                                           ENDED                 YEAR ENDED AUGUST 31,                PERIOD
                                                         2/28/2021    -------------------------------------------      ENDED
                                                        (UNAUDITED)       2020           2019           2018       8/31/2017 (a)
                                                       -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period..................   $   20.12      $   21.75      $   22.26      $   21.66      $   20.05
                                                         ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.68           0.82           0.82           0.78           1.02
Net realized and unrealized gain (loss)...............        2.89          (1.29)         (0.18)          0.93           1.61
                                                         ---------      ---------      ---------      ---------      ---------
Total from investment operations......................        3.57          (0.47)          0.64           1.71           2.63
                                                         ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.54)         (1.10)         (0.96)         (1.01)         (0.79)
Net realized gain.....................................          --          (0.06)         (0.19)         (0.10)         (0.12)
Return of capital.....................................          --             --             --             --          (0.11)
                                                         ---------      ---------      ---------      ---------      ---------
Total distributions...................................       (0.54)         (1.16)         (1.15)         (1.11)         (1.02)
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, end of period........................   $   23.15      $   20.12      $   21.75      $   22.26      $   21.66
                                                         =========      =========      =========      =========      =========
TOTAL RETURN (b)......................................       18.02%         (2.04)%         3.18%          8.09%         13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................   $  32,528      $  33,301      $  37,085      $  45,754      $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c).....        0.85% (d)      0.85%          0.85%          0.85%          0.85% (d)
Ratio of net investment income (loss) to average
   net assets.........................................        6.34% (d)      4.01%          3.92%          3.14%          5.99% (d)
Portfolio turnover rate (e)...........................           3%             6%            13%            15%            23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)


                                                        SIX MONTHS
                                                           ENDED                 YEAR ENDED AUGUST 31,                PERIOD
                                                         2/28/2021    -------------------------------------------      ENDED
                                                        (UNAUDITED)       2020           2019           2018       8/31/2017 (a)
                                                       -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period..................   $   19.21      $   19.61      $   17.94      $   19.20      $   20.05
                                                         ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.37           0.68           0.62           0.64           0.61
Net realized and unrealized gain (loss)...............        0.78          (0.48)          1.65          (1.24)         (0.80)
                                                         ---------      ---------      ---------      ---------      ---------
Total from investment operations......................        1.15           0.20           2.27          (0.60)         (0.19)
                                                         ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.37)         (0.60)         (0.60)         (0.64)         (0.61)
Return of capital.....................................          --             --             --          (0.02)         (0.05)
                                                         ---------      ---------      ---------      ---------      ---------
Total distributions...................................       (0.37)         (0.60)         (0.60)         (0.66)         (0.66)
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, end of period........................   $   19.99      $   19.21      $   19.61      $   17.94      $   19.20
                                                         =========      =========      =========      =========      =========
TOTAL RETURN (b)......................................        6.00%          1.10%         12.96%         (3.09)%        (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................   $   8,994      $   8,646      $  10,785      $  13,454      $  13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c).....        0.75% (d)      0.75%          0.75%          0.75%          0.75% (d)
Ratio of net investment income (loss) to average
   net assets.........................................        3.78% (d)      3.49%          3.49%          3.54%          3.59% (d)
Portfolio turnover rate (e)...........................           9%             7%            20%            11%            18%


(a)   Inception date is September 27, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 16                 See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the two funds (each a "Fund" and collectively, the "Funds")
listed below. The shares of each Fund are listed and traded on The Nasdaq Stock
Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
    First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the
United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each
Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal
Closed-End Funds") which invest primarily in municipal debt securities, some or all of which pay interest that is exempt from regular federal income taxes
("Municipal Securities"). The Funds may also invest in exchange-traded funds.
Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2020 was as follows:


                                                               Distributions  Distributions  Distributions  Distributions
                                                                 paid from      paid from      paid from      paid from
                                                                 Ordinary        Capital      Tax-Exempt      Return of
                                                                  Income          Gains         Income         Capital
                                                               -------------  -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                         $   1,906,929  $      95,746  $          --  $          --
First Trust Municipal CEF Income Opportunity ETF                       2,603             --        286,773             --


As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                              Accumulated        Net
                                                                              Undistributed   Capital and    Unrealized
                                                                                Ordinary         Other      Appreciation
                                                                                 Income       Gain (Loss)  (Depreciation)
                                                                              -------------  -------------  -------------
First Trust CEF Income Opportunity ETF                                        $          --  $    (396,660) $  (2,562,456)
First Trust Municipal CEF Income Opportunity ETF                                     36,827        (83,376)      (244,549)


D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through
"exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018,
2019 and 2020 remain open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                               -------------
First Trust CEF Income Opportunity ETF                         $          --
First Trust Municipal CEF Income Opportunity ETF                      83,376

During the taxable year ended August 31, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:

                                                               Capital Loss
                                                               Carryforward
                                                                 Utilized
                                                               -------------
First Trust Municipal CEF Income Opportunity ETF               $       2,917

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the following
Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                      Qualified Late Year Losses
                                                               ----------------------------------------
                                                               Ordinary Losses           Capital Losses
                                                               ---------------           --------------
First Trust CEF Income Opportunity ETF                         $            --           $      396,660


E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees
(if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective
Fund.

FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively. In addition, each Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each
Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  1,809,874    $  1,082,251
First Trust Municipal CEF Income Opportunity ETF                     759,094         788,972



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

For the six months ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  1,959,809    $  7,472,556
First Trust Municipal CEF Income Opportunity ETF                          --              --


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

(discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

                                                                         Page 25

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust TCW Opportunistic Fixed Income ETF (FIXD)

        First Trust TCW Unconstrained Plus Bond ETF (UCON)

        First Trust TCW Securitized Plus ETF (DEED)

        First Trust TCW Emerging Markets Debt ETF (EFIX)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or
the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February
28, 2021. Please note that the First Trust TCW Emerging Markets Debt ETF
("EFIX") was incepted on February 17, 2021, and so information in this letter and the report prior to that date will not apply to this Fund.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF
(the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities. The Fund's investments principally include securities issued or guaranteed by the U.S.
government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities
(ABS); U.S. corporate bonds; fixed income securities issued by non-U.S.
corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations
(CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may utilize listed and over-the-counter derivatives instruments. Shares of the Fund are listed on The
Nasdaq Stock Market LLC under the ticker symbol "FIXD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (2/14/17)      Inception (2/14/17)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   -1.10%             2.99%                 4.72%                   20.48%
Market Value                                          -0.69%             3.41%                 4.84%                   21.01%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index          -1.55%             1.38%                 4.22%                   18.18%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              FEBRUARY 14, 2017 - FEBRUARY 28, 2021

              First Trust TCW         Bloomberg Barclays
            Opportunistic Fixed         U.S. Aggregate
                Income ETF                Bond Index
2/14/17           $10,000                  $10,000
2/28/17            10,068                   10,066
8/31/17            10,323                   10,342
2/28/18            10,130                   10,117
8/31/18            10,265                   10,233
2/28/19            10,470                   10,437
8/31/19            11,325                   11,274
2/29/20            11,698                   11,657
8/31/20            12,182                   12,004
2/28/21            12,048                   11,818


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Bonds and Notes                   36.69%
U.S. Government Agency Mortgage-Backed
   Securities                                     32.51
Corporate Bonds and Notes                         16.34
Mortgage-Backed Securities                         7.01
Asset-Backed Securities                            6.37
Foreign Sovereign Bonds and Notes                  4.37
Foreign Corporate Bonds and Notes                  3.93
Municipal Bonds                                    1.79
Senior Floating-Rate Loan Interests                1.54
Capital Preferred Securities                       0.01
U.S. Treasury Bills                               11.33
Money Market Funds                                12.61
Put Swaptions Purchased                            0.02
Net Other Assets and Liabilities*                (34.52)
                                                --------
   Total                                         100.00%
                                                ========

*     Includes variation margin on futures contracts and unrealized appreciation on forward foreign currency contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 66.06%
AAA                                                1.65
AA+                                                0.37
AA                                                 0.41
AA-                                                1.05
A+                                                 2.84
A                                                  0.64
A-                                                 1.55
BBB+                                               4.05
BBB                                                3.86
BBB-                                               3.10
BB+                                                1.13
BB                                                 0.64
BB-                                                0.74
B+                                                 0.47
B                                                  0.72
B-                                                 0.46
CCC+                                               0.12
CCC                                                0.51
CC                                                 2.90
D                                                  0.57
NR                                                 6.16
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association, Pool
 TBA, 2.00%, 04/15/51                             11.52%
U.S. Treasury Note, 0.13%, 12/31/22                5.43
U.S. Treasury Note, 0.38%, 01/31/26                4.99
U.S. Treasury Note, 0.50%, 02/28/26                4.09
U.S. Treasury Note, 0.13%, 02/28/23                4.05
U.S. Treasury Bill, 0.00%, 08/19/21                4.01
U.S. Treasury Bond, 1.63%, 11/15/20                2.94
U.S. Treasury Note, 0.13%, 01/31/23                2.91
U.S. Treasury Note, 0.13%, 11/30/22                2.80
Federal National Mortgage Association, Pool
 TBA, 2.50%, 04/15/51                              2.15
                                                --------
   Total                                          44.89%
                                                ========

-----------------------------
(1)   The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
      AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

The investment objective of the First Trust TCW Unconstrained Plus Bond ETF (the
"Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of fixed income securities. The Fund's investment sub-advisor, TCW Investment Management Company
LLC, manages the Fund's portfolio in an "unconstrained" manner, meaning that its investment universe is not limited to the securities of any particular index and it has discretion to invest in fixed income securities of any type or credit quality. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S.
government-sponsored entities; Treasury Inflation Protected Securities (TIPS);
agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities (ABS); U.S. corporate bonds; fixed income securities issued by non-U.S. corporations and governments, including issuers with significant ties to emerging market countries; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; collateralized loan obligations (CLOs); Rule 144A securities, and other debt securities bearing fixed, floating or variable interest rates of any maturity. The Fund may also invest in preferred stock and common stock and the Fund may utilize listed and over-the-counter derivatives. Under normal market conditions, the Fund's average portfolio duration will vary from between 0 to 10 years. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "UCON."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS           TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (6/4/18)       Inception (6/4/18)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   2.97%              5.80%                 5.56%                   15.95%
Market Value                                          2.96%              5.64%                 5.63%                   16.17%

INDEX PERFORMANCE
ICE BofA US Dollar 3-Month Deposit Offered Rate
   Average Index                                      0.12%              0.60%                 1.75%                    4.87%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JUNE 4, 2018 - FEBRUARY 28, 2021

              First Trust TCW           ICE BofA US Dollar
            Opportunistic Fixed       3-Month Deposit Offered
                Income ETF              Rate Average Index
6/4/18            $10,000                     $10,000
8/31/18            10,106                      10,057
2/28/19            10,323                      10,185
8/31/19            10,728                      10,318
2/29/20            10,960                      10,424
8/31/20            11,261                      10,475
2/28/21            11,595                      10,487


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
Corporate Bonds and Notes                         25.40%
U.S. Government Agency Mortgage-Backed
   Securities                                     22.65
Mortgage-Backed Securities                        18.99
Asset-Backed Securities                           11.27
Foreign Corporate Bonds and Notes                  6.59
Foreign Sovereign Bonds and Notes                  5.88
U.S. Government Bonds and Notes                    0.94
Municipal Bonds                                    0.92
U.S. Treasury Bills                               17.00
Money Market Funds                                 2.75
Net Other Assets and Liabilities*                (12.39)
                                                --------
   Total                                         100.00%
                                                ========

*     Includes variation margin on futures contracts and unrealized appreciation on forward foreign currency contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 37.02%
AAA                                                1.44
AA+                                                0.61
AA                                                 0.17
AA-                                                1.32
A+                                                 3.28
A                                                  0.64
A-                                                 1.99
BBB+                                               6.68
BBB                                                6.04
BBB-                                               6.31
BB+                                                1.94
BB                                                 2.12
BB-                                                1.66
B+                                                 0.80
B                                                  1.53
B-                                                 1.11
CCC+                                               0.43
CCC                                                6.43
CC                                                 4.49
D                                                  1.55
NR                                                12.44
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association Pool
   TBA, 2.00%, 04/15/51                            9.06%
U.S. Treasury Bill, 0.00%, 08/12/21                4.17
U.S. Cash Management Bill, 0.00%, 07/20/21         3.90
Federal National Mortgage Association Pool
   TBA, 2.50%, 04/15/51                            2.71
U.S. Treasury Bill, 0.00%, 04/29/21                2.31
U.S. Treasury Bill, 0.00%, 04/06/21                1.52
U.S. Treasury Bill, 0.00%, 05/06/21                1.23
U.S. Treasury Bill, 0.00%, 08/05/21                1.21
U.S. Treasury Bill, 0.00%, 08/19/21                1.18
U.S. Treasury Floating Rate Note, 3 Mo. U.S
   T-Bill MMY+ 0.06%, 0.10%, 10/31/22              0.85
                                                --------
   Total                                          28.14%
                                                ========

-----------------------------
(1)   The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
      AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/ Agency". Credit ratings are subject to change.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

The First Trust TCW Securitized Plus ETF seeks to maximize long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in securitized debt securities, including asset-backed securities, residential and commercial mortgage-backed securities and collateralized loan obligations (CLOs). The Fund's investment sub-advisor, TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor")
seeks to outperform the Bloomberg Barclays U.S. Mortgage-Backed Securities Index
over time through the utilization of independent, bottom-up research to identify securities that are relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S.
Mortgage-Backed Securities Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. Shares of the Fund are listed on The NYSE Arca, Inc. under the ticker symbol "DEED."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                             6 Months Ended      Inception (4/29/20)
                                                                                                2/28/21              to 2/28/21
FUND PERFORMANCE
NAV                                                                                               1.08%                 4.92%
Market Value                                                                                      1.44%                 5.17%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Mortgage-Backed Securities Index                                         -0.45%                -0.10%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 29, 2020 - FEBRUARY 28, 2021

              First Trust TCW              Bloomberg Barclays U.S.
            Securitized Plus ETF       Mortgage-Backed Securities Index
4/29/20           $10,000                          $10,000
8/31/20            10,380                           10,036
2/28/21            10,492                            9,990


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
FUND ALLOCATION                                NET ASSETS
----------------------------------------------------------
U.S. Government Agency Mortgage-Backed
   Securities                                     55.85%
Asset-Backed Securities                           20.72
U.S. Government Bonds and Notes                   19.79
Mortgage-Backed Securities                        19.01
U.S. Treasury Bills                               18.93
Money Market Funds                                 9.18
Net Other Assets and Liabilities*                (43.48)
                                                --------
   Total                                         100.00%
                                                ========

* Includes variation margin on futures contracts.

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
Government/Agency                                 70.42%
AAA                                                5.31
AA+                                                0.11
AA                                                 0.58
A+                                                 0.25
A                                                  1.56
BBB-                                               0.32
BB+                                                0.35
BB                                                 0.30
B                                                  0.73
B-                                                 0.99
CCC                                                6.52
CC                                                 2.58
D                                                  0.62
NR                                                 9.36
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Federal National Mortgage Association, Pool
   TBA, 2.00%, 04/15/51                           10.30%
Federal National Mortgage Association, Pool
   TBA, 2.50%, 04/15/51                            5.96
Government National Mortgage Association,
   Pool TBA, 2.50%, 04/15/51                       3.73
U.S. Treasury Bill, 0.00%, 04/29/21                3.47
Government National Mortgage Association,
   Pool TBA, 2.00%, 04/15/51                       3.28
U.S. Treasury Note, 0.13%, 01/31/23                3.22
U.S. Treasury Bill, 0.00%, 08/19/21                3.13
Federal National Mortgage Association, Pool
   TBA, 2.00%, 04/15/36                            2.98
Federal Home Loan Bank Discount Notes,
   0.00%, 04/30/21                                 2.89
U.S. Treasury Bill, 0.00%, 07/29/21                2.89
                                                --------
   Total                                          41.85%
                                                ========

-----------------------------
(1)   The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
      AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

The First Trust TCW Emerging Markets Debt ETF (the "Fund") seeks to provide high total return from current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries. An "emerging market country" is a country that, at the time the Fund invests in the related security or instrument, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major emerging market securities index.
The Fund's investments include, but are not limited to, debt securities issued by sovereign entities, quasi-sovereign entities and corporations.
"Quasi-Sovereign" refers to an entity that is either 100% owned by a sovereign entity or whose debt is 100% guaranteed by a sovereign entity. The Fund may invest up to 25% of its net assets in securities issued by non-Quasi-Sovereign corporations in emerging market countries. The Fund will invest at least 90% of its assets in dollar-denominated securities. The Fund may invest up to 10% of its assets in securities denominated in Euros and/or Japanese yen.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                                                 Inception (2/17/21)
                                                                                                                     to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                    -1.75%
Market Value                                                                                                           -1.85%

INDEX PERFORMANCE
JP Morgan Emerging Market Bond Index Global Diversified                                                                -1.77%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 10.)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            FEBRUARY 17, 2021 - FEBRUARY 28, 2021

            First Trust TCW        JP Morgan Emerging
            Emerging Markets       Market Bond Index
                Debt ETF           Global Diversified
2/17/21         $10,000                 $10,000
2/28/21           9,825                   9,823


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Foreign Sovereign Bonds and Notes                 64.41%
Foreign Corporate Bonds and Notes                 33.40
Money Market Funds                                 2.19
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
CREDIT QUALITY(1)                             INVESTMENTS
----------------------------------------------------------
AA                                                 1.03%
AA-                                                2.48
A+                                                 1.64
BBB+                                               2.59
BBB                                               11.68
BBB-                                               5.11
BB                                                 3.57
BB-                                               10.66
B+                                                 5.28
B                                                  5.87
B-                                                 6.13
CCC+                                               3.50
NR                                                40.46
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                                  % OF
                                              FIXED-INCOME
TOP TEN HOLDINGS                              INVESTMENTS
----------------------------------------------------------
Panama Government International Bond
   (USD), 2.25%, 09/29/32                          3.09%
Saudi Government International Bond (USD),
   2.25%, 02/02/33                                 2.45
Oman Government International Bond (USD),
   6.00%, 08/01/29                                 2.26
KazMunayGas National Co. JSC (USD),
   3.50%, 04/14/33                                 2.20
Egypt Government International Bond
   (USD), 7.05%, 01/15/32                          1.81
Perusahaan Penerbit SBSN Indonesia III
   (USD), 4.15%, 03/29/27                          1.79
Indonesia Asahan Aluminium Persero PT
   (USD), 5.45%, 05/15/30                          1.70
Dominican Republic International Bond
   (USD), 4.88%, 09/23/32                          1.65
Chile Government International Bond
   (USD), 2.55%, 01/27/32                          1.64
Turkey Government International Bond
   (USD), 4.88%, 10/09/26                          1.62
                                                --------
   Total                                          20.21%
                                                ========

-----------------------------
(1)   The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization
      (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from
      AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.

                                                                          Page 9


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") is the investment advisor to the First
Trust TCW Opportunistic Fixed Income ETF ("FIXD"), the First Trust TCW
Unconstrained Plus Bond ETF ("UCON"), the First Trust TCW Securitized Plus ETF
("DEED"), and the First Trust TCW Emerging Markets Debt ETF ("EFIX") (each a
"Fund"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio.
TCW, with principal offices at 865 South Figueroa Street, Los Angeles,
California 90017, was founded in 1987, and is a wholly-owned subsidiary of The
TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide investment management and investment advisory services, had approximately $251 billion under management or committed to management, including $214 billion of U.S. fixed income investments, as of
February 28, 2021.

                           PORTFOLIO MANAGEMENT TEAM

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)

Bryan T. Whalen, CFA, Generalist Portfolio Manager in TCW's Fixed Income Group
Tad Rivelle, Chief Investment Officer of the Fixed Income Group of TCW
Stephen M. Kane, CFA, Generalist Portfolio Manager in the Fixed Income
   Group of TCW
Laird Landmann, Co-Director and Generalist Portfolio Manager in the Fixed Income
   Group of TCW

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)

Bryan T. Whalen, CFA, Generalist Portfolio Manager in TCW's Fixed Income Group
Mitchell Flack, Managing Director of Securitized Products at TCW
Harrison Choi, Specialist Portfolio Manager of Securitized Products in the Fixed
   Income Group of TCW
Elizabeth Crawford, Specialist Portfolio Manager of Securitized Products in the
   Fixed Income Group of TCW

FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)

Penelope D. Foley, Group Managing Director at TCW
David I. Robbins, Group Managing Director at TCW
Alex Stanojevic, Group Managing Director at TCW

                                                                         Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF, First Trust
TCW Unconstrained Plus Bond ETF, First Trust TCW Securitized Plus ETF or First
Trust TCW Emerging Markets Debt ETF (each a "Fund" and collectively, the
"Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month
(or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO        EXPENSES PAID
                                                     BEGINNING              ENDING          BASED ON THE           DURING THE
                                                   ACCOUNT VALUE         ACCOUNT VALUE        SIX-MONTH            SIX-MONTH
                                                 SEPTEMBER 1, 2020     FEBRUARY 28, 2021     PERIOD (a)            PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                                $1,000.00            $  989.00            0.55%                $2.71
Hypothetical (5% return before expenses)              $1,000.00            $1,022.07            0.55%                $2.76

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
Actual                                                $1,000.00            $1,029.70            0.75%                $3.77
Hypothetical (5% return before expenses)              $1,000.00            $1,021.08            0.75%                $3.76

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
Actual                                                $1,000.00            $1,010.80            0.65%                $3.24
Hypothetical (5% return before expenses)              $1,000.00            $1,021.57            0.65%                $3.26

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED          EXPENSES PAID
                                                                                            EXPENSE RATIO      DURING THE PERIOD
                                                      BEGINNING             ENDING          BASED ON THE     FEBRUARY 17, 2021 (c)
                                                    ACCOUNT VALUE        ACCOUNT VALUE     NUMBER OF DAYS              TO
                                                FEBRUARY 17, 2021 (c)  FEBRUARY 28, 2021  IN THE PERIOD (a)  FEBRUARY 28, 2021 (d)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
Actual                                                $1,000.00            $  982.50            0.85%                $0.28
Hypothetical (5% return before expenses)              $1,000.00            $1,020.58            0.85%                $4.26


(a)   These expense ratios reflect an expense waiver. See Note 3 in the Notes to
      Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).

(c)   Inception date.

(d)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (February 17, 2021 through February 28, 2021), multiplied by 12/365.
      Hypothetical expenses are assumed for the most recent six-month period.


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 36.7%

$   29,139,000  U.S. Treasury Bond..................................................     1.88%       02/15/41    $   28,100,923
   206,076,000  U.S. Treasury Bond..................................................     1.63%       11/15/50       180,413,098
    82,855,000  U.S. Treasury Bond..................................................     1.88%       02/15/51        77,223,449
   172,028,000  U.S. Treasury Note..................................................     0.13%       11/30/22       171,994,401
   333,637,000  U.S. Treasury Note..................................................     0.13%       12/31/22       333,532,739
   178,975,000  U.S. Treasury Note..................................................     0.13%       01/31/23       178,898,096
   248,766,000  U.S. Treasury Note..................................................     0.13%       02/28/23       248,673,686
    32,675,000  U.S. Treasury Note..................................................     0.38%       12/31/25        32,094,253
   312,447,000  U.S. Treasury Note..................................................     0.38%       01/31/26       306,539,799
   254,482,000  U.S. Treasury Note..................................................     0.50%       02/28/26       251,062,398
    42,030,000  U.S. Treasury Note..................................................     1.13%       02/15/31        40,742,831
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................   1,849,275,673
                (Cost $1,883,213,750)                                                                            --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 32.5%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
                Federal Home Loan Mortgage Corporation
       258,103     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47           287,497
                Federal National Mortgage Association
     3,424,078     Series 2012-20, Class ZT.........................................     3.50%       03/25/42         3,646,249
     3,037,120     Series 2012-84, Class VZ.........................................     3.50%       08/25/42         3,260,901
       687,023     Series 2018-38, Class PA.........................................     3.50%       06/25/47           718,866
     1,589,500     Series 2018-43, Class CT.........................................     3.00%       06/25/48         1,652,989
       699,078     Series 2018-86, Class JA.........................................     4.00%       05/25/47           728,370
       271,802     Series 2018-94, Class KD.........................................     3.50%       12/25/48           287,251
       330,138     Series 2019-1, Class KP..........................................     3.25%       02/25/49           345,800
       368,975     Series 2019-20, Class BA.........................................     3.50%       02/25/48           382,975
       152,078     Series 2019-52, Class PA.........................................     3.00%       09/25/49           158,441
                Government National Mortgage Association
       369,398     Series 2018-115, Class DE........................................     3.50%       08/20/48           393,906
       393,671     Series 2018-124, Class NW........................................     3.50%       09/20/48           422,177
     1,531,757     Series 2019-12, Class QA.........................................     3.50%       09/20/48         1,612,727
       193,310     Series 2019-71, Class PT.........................................     3.00%       06/20/49           200,676
     1,596,784     Series 2019-119, Class JE........................................     3.00%       09/20/49         1,651,710
                                                                                                                 --------------
                                                                                                                     15,750,535
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 32.2%
                Federal Home Loan Mortgage Corporation
       127,239     Pool C91981......................................................     3.00%       02/01/38           133,091
        93,226     Pool G07961......................................................     3.50%       03/01/45           101,141
        92,592     Pool G08692......................................................     3.00%       02/01/46            97,858
     2,746,168     Pool G08715......................................................     3.00%       08/01/46         2,900,744
        54,758     Pool G08721......................................................     3.00%       09/01/46            57,832
       629,933     Pool G08726......................................................     3.00%       10/01/46           668,722
     1,498,925     Pool G08732......................................................     3.00%       11/01/46         1,591,701
       208,801     Pool G08738......................................................     3.50%       12/01/46           223,177
       377,574     Pool G08741......................................................     3.00%       01/01/47           400,579
       253,717     Pool G08747......................................................     3.00%       02/01/47           269,387
       204,675     Pool G08748......................................................     3.50%       02/01/47           218,807
       817,997     Pool G08750......................................................     3.00%       03/01/47           862,323


                        See Notes to Financial Statements                Page 13


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$      246,030     Pool G08766......................................................     3.50%       06/01/47    $      262,124
       653,049     Pool G08788......................................................     3.50%       11/01/47           693,464
     2,116,917     Pool G08792......................................................     3.50%       12/01/47         2,253,335
       303,373     Pool G08800......................................................     3.50%       02/01/48           323,113
       490,468     Pool G08816......................................................     3.50%       06/01/48           520,344
       153,395     Pool G08833......................................................     5.00%       07/01/48           170,566
        26,577     Pool G08838......................................................     5.00%       09/01/48            29,528
       485,486     Pool G08843......................................................     4.50%       10/01/48           529,343
       112,671     Pool G08844......................................................     5.00%       10/01/48           124,935
       313,871     Pool G08849......................................................     5.00%       11/01/48           347,994
       657,584     Pool G16085......................................................     2.50%       02/01/32           696,688
       439,092     Pool G16350......................................................     2.50%       10/01/32           464,422
       586,179     Pool G16396......................................................     3.50%       02/01/33           630,054
     1,635,686     Pool G16524......................................................     3.50%       05/01/33         1,763,065
       194,474     Pool G18670......................................................     3.00%       12/01/32           205,411
        58,567     Pool G18691......................................................     3.00%       06/01/33            61,773
       182,434     Pool G18713......................................................     3.50%       11/01/33           194,567
     2,119,858     Pool G60038......................................................     3.50%       01/01/44         2,305,997
       562,509     Pool G60080......................................................     3.50%       06/01/45           614,040
     1,178,535     Pool G60344......................................................     4.00%       12/01/45         1,308,564
       366,883     Pool G60440......................................................     3.50%       03/01/46           400,418
     1,184,534     Pool G60582......................................................     3.50%       05/01/46         1,286,547
     1,018,238     Pool G60658......................................................     3.50%       07/01/46         1,117,011
       565,613     Pool G61556......................................................     3.50%       08/01/48           613,211
     3,380,266     Pool G61748......................................................     3.50%       11/01/48         3,687,202
     1,096,539     Pool G67700......................................................     3.50%       08/01/46         1,194,348
     2,489,648     Pool G67703......................................................     3.50%       04/01/47         2,716,795
     9,502,981     Pool G67706......................................................     3.50%       12/01/47        10,341,408
     2,122,721     Pool G67707......................................................     3.50%       01/01/48         2,333,790
    13,016,767     Pool G67708......................................................     3.50%       03/01/48        14,131,302
     2,348,316     Pool G67709......................................................     3.50%       03/01/48         2,561,541
     1,992,855     Pool G67710......................................................     3.50%       03/01/48         2,144,544
     2,972,363     Pool G67714......................................................     4.00%       07/01/48         3,273,117
     4,054,138     Pool G67717......................................................     4.00%       11/01/48         4,459,727
     6,961,808     Pool G67718......................................................     4.00%       01/01/49         7,626,232
       215,904     Pool Q44452......................................................     3.00%       11/01/46           227,574
       438,127     Pool Q50135......................................................     3.50%       08/01/47           466,671
    12,750,566     Pool QA7837......................................................     3.50%       03/01/50        14,013,240
    20,614,386     Pool RA3078......................................................     3.00%       07/01/50        22,122,202
     2,872,837     Pool RE6029......................................................     3.00%       02/01/50         2,939,105
     6,821,456     Pool SD7511......................................................     3.50%       01/01/50         7,390,580
    18,761,389     Pool SD7513......................................................     3.50%       04/01/50        20,557,006
       435,945     Pool U90772......................................................     3.50%       01/01/43           478,226
       544,747     Pool U99114......................................................     3.50%       02/01/44           597,580
     1,177,815     Pool ZA4692......................................................     3.50%       06/01/46         1,272,593
       540,345     Pool ZM0063......................................................     4.00%       08/01/45           598,448
    27,332,013     Pool ZM1779......................................................     3.00%       09/01/46        28,950,214
     5,997,784     Pool ZS4667......................................................     3.00%       06/01/46         6,339,125
     9,632,493     Pool ZS4688......................................................     3.00%       11/01/46        10,225,835


Page 14                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation (Continued)
$   18,340,422     Pool ZS4735......................................................     3.50%       09/01/47    $   19,522,936
       568,909     Pool ZS8602......................................................     3.00%       03/01/31           601,110
     1,031,616     Pool ZS9844......................................................     3.50%       07/01/46         1,116,989
     3,045,360     Pool ZT0277......................................................     3.50%       10/01/46         3,296,218
     1,220,810     Pool ZT0531......................................................     3.50%       04/01/47         1,331,756
     1,264,926     Pool ZT0536......................................................     3.50%       03/01/48         1,372,782
     3,811,795     Pool ZT0537......................................................     3.50%       03/01/48         4,156,547
       736,120     Pool ZT0542......................................................     4.00%       07/01/48           810,385
       189,301     Pool ZT1403......................................................     3.50%       11/01/33           201,838
     2,300,775     Pool ZT1703......................................................     4.00%       01/01/49         2,519,672
                Federal National Mortgage Association
     4,542,065     Pool AL8825......................................................     3.50%       06/01/46         4,920,944
       111,402     Pool AM5673......................................................     3.65%       04/01/23           116,764
       117,259     Pool AN2786......................................................     2.76%       09/01/36           125,488
     2,180,512     Pool AS0225......................................................     4.00%       08/01/43         2,416,246
     2,406,757     Pool AS3134......................................................     3.50%       08/01/44         2,610,344
       605,654     Pool AS6620......................................................     3.50%       02/01/46           652,123
       187,940     Pool AS9334......................................................     3.00%       03/01/32           198,204
       186,466     Pool AS9749......................................................     4.00%       06/01/47           201,694
       169,430     Pool BD7081......................................................     4.00%       03/01/47           183,599
    12,937,702     Pool BE3774......................................................     4.00%       07/01/47        14,014,471
     1,661,187     Pool BJ2692......................................................     3.50%       04/01/48         1,766,538
     2,120,000     Pool BL6060......................................................     2.46%       04/01/40         2,174,992
     1,564,319     Pool BM1903......................................................     3.50%       08/01/47         1,691,619
       518,269     Pool BM2000......................................................     3.50%       05/01/47           553,243
     1,405,399     Pool BM3260......................................................     3.50%       01/01/48         1,512,054
       755,117     Pool BM4299......................................................     3.00%       03/01/30           796,115
       725,209     Pool BM4304......................................................     3.00%       02/01/30           764,543
     1,318,928     Pool BM4472......................................................     3.50%       07/01/48         1,438,010
     3,072,539     Pool BM5585......................................................     3.00%       11/01/48         3,238,811
     1,687,433     Pool CA0854......................................................     3.50%       12/01/47         1,834,333
       759,229     Pool CA0907......................................................     3.50%       12/01/47           825,321
       679,521     Pool CA0996......................................................     3.50%       01/01/48           738,677
     4,967,628     Pool CA1182......................................................     3.50%       02/01/48         5,384,474
     1,180,386     Pool CA1187......................................................     3.50%       02/01/48         1,260,351
       752,262     Pool CA1710......................................................     4.50%       05/01/48           819,650
       507,034     Pool CA1711......................................................     4.50%       05/01/48           553,417
       334,516     Pool CA2208......................................................     4.50%       08/01/48           364,672
       802,976     Pool CA2327......................................................     4.00%       09/01/48           894,450
     5,393,262     Pool CA3633......................................................     3.50%       06/01/49         5,831,606
     6,564,165     Pool FM2870......................................................     3.00%       03/01/50         7,010,681
       442,015     Pool MA1146......................................................     4.00%       08/01/42           485,674
       700,737     Pool MA1373......................................................     3.50%       03/01/43           768,447
       741,298     Pool MA2077......................................................     3.50%       11/01/34           800,090
       194,881     Pool MA2145......................................................     4.00%       01/01/45           214,887
       891,896     Pool MA2670......................................................     3.00%       07/01/46           946,482
       826,463     Pool MA2806......................................................     3.00%       11/01/46           876,868
        25,235     Pool MA2896......................................................     3.50%       02/01/47            26,955
       919,744     Pool MA3057......................................................     3.50%       07/01/47           979,955


                        See Notes to Financial Statements                Page 15


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      423,911     Pool MA3088......................................................     4.00%       08/01/47    $      458,946
       925,569     Pool MA3210......................................................     3.50%       12/01/47           985,399
    10,169,744     Pool MA3238......................................................     3.50%       01/01/48        10,784,091
       929,054     Pool MA3239......................................................     4.00%       01/01/48         1,006,127
       444,392     Pool MA3276......................................................     3.50%       02/01/48           471,498
     1,298,332     Pool MA3332......................................................     3.50%       04/01/48         1,381,206
       340,346     Pool MA3336......................................................     3.50%       04/01/38           362,379
       238,881     Pool MA3410......................................................     3.50%       07/01/33           254,924
       409,964     Pool MA3537......................................................     4.50%       12/01/48           446,097
     1,886,816     Pool MA3846......................................................     3.00%       11/01/49         1,940,350
    13,891,001     Pool MA4093......................................................     2.00%       08/01/40        14,124,555
     9,459,510     Pool MA4128......................................................     2.00%       09/01/40         9,618,555
     9,856,431     Pool MA4152......................................................     2.00%       10/01/40        10,070,791
     5,243,472     Pool MA4176......................................................     2.00%       11/01/40         5,357,510
    60,175,000     Pool TBA (a).....................................................     1.50%       04/15/36        60,623,822
    82,825,000     Pool TBA (a).....................................................     2.00%       04/15/36        85,332,205
    37,425,000     Pool TBA (a).....................................................     1.50%       04/15/51        36,533,963
   704,835,000     Pool TBA (a).....................................................     2.00%       04/15/51       707,546,958
   128,025,000     Pool TBA (a).....................................................     2.50%       04/15/51       131,998,275
                Government National Mortgage Association
       302,071     Pool MA1157......................................................     3.50%       07/20/43           328,897
     1,062,055     Pool MA2825......................................................     3.00%       05/20/45         1,127,806
       371,047     Pool MA3521......................................................     3.50%       03/20/46           398,521
    15,896,965     Pool MA3662......................................................     3.00%       05/20/46        16,822,617
     1,456,868     Pool MA3663......................................................     3.50%       05/20/46         1,568,989
       973,429     Pool MA3735......................................................     3.00%       06/20/46         1,030,166
    20,031,254     Pool MA3937......................................................     3.50%       09/20/46        21,475,051
       276,299     Pool MA4069......................................................     3.50%       11/20/46           296,421
       153,980     Pool MA4195......................................................     3.00%       01/20/47           162,782
       190,696     Pool MA4196......................................................     3.50%       01/20/47           203,468
       878,831     Pool MA4261......................................................     3.00%       02/20/47           929,062
       246,492     Pool MA4262......................................................     3.50%       02/20/47           263,625
     6,960,072     Pool MA4322......................................................     4.00%       03/20/47         7,531,351
     6,895,217     Pool MA4382......................................................     3.50%       04/20/47         7,359,988
        83,518     Pool MA4453......................................................     4.50%       05/20/47            91,711
        88,979     Pool MA4586......................................................     3.50%       07/20/47            94,926
       603,992     Pool MA4588......................................................     4.50%       07/20/47           661,119
     1,459,808     Pool MA4651......................................................     3.00%       08/20/47         1,539,429
     2,272,846     Pool MA4652......................................................     3.50%       08/20/47         2,426,376
       805,873     Pool MA4719......................................................     3.50%       09/20/47           856,626
        97,033     Pool MA4722......................................................     5.00%       09/20/47           107,975
        74,642     Pool MA4777......................................................     3.00%       10/20/47            78,688
     2,005,115     Pool MA4778......................................................     3.50%       10/20/47         2,141,119
     1,797,648     Pool MA4836......................................................     3.00%       11/20/47         1,896,851
     1,983,583     Pool MA4837......................................................     3.50%       11/20/47         2,120,639
       693,573     Pool MA4838......................................................     4.00%       11/20/47           751,217
       115,416     Pool MA4901......................................................     4.00%       12/20/47           124,836
       473,683     Pool MA4961......................................................     3.00%       01/20/48           499,725
       713,255     Pool MA4962......................................................     3.50%       01/20/48           765,052


Page 16                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$    1,079,923     Pool MA4963......................................................     4.00%       01/20/48    $    1,168,684
       579,191     Pool MA5078......................................................     4.00%       03/20/48           625,715
     1,370,613     Pool MA5136......................................................     3.50%       04/20/48         1,463,513
     1,226,468     Pool MA5399......................................................     4.50%       08/20/48         1,340,631
       460,026     Pool MA5466......................................................     4.00%       09/20/48           496,700
       131,816     Pool MA5467......................................................     4.50%       09/20/48           143,401
       397,829     Pool MA5597......................................................     5.00%       11/20/48           435,648
       992,119     Pool MA5976......................................................     3.50%       06/20/49         1,028,908
       175,760     Pool MA6030......................................................     3.50%       07/20/49           183,638
       802,576     Pool MA6080......................................................     3.00%       08/20/49           825,611
    94,050,000     Pool TBA (a).....................................................     2.00%       04/15/51        95,023,565
    64,950,000     Pool TBA (a).....................................................     2.50%       04/15/51        67,086,246
                                                                                                                 --------------
                                                                                                                  1,622,788,250
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................   1,638,538,785
                (Cost $1,644,230,028)                                                                            --------------

CORPORATE BONDS AND NOTES -- 16.3%

                AEROSPACE/DEFENSE -- 0.0%
       143,000  BAE Systems Holdings, Inc. (b)......................................     3.85%       12/15/25           159,299
                                                                                                                 --------------
                AGRICULTURE -- 0.5%
    11,920,000  BAT Capital Corp....................................................     3.56%       08/15/27        12,909,918
     2,650,000  BAT Capital Corp....................................................     2.73%       03/25/31         2,606,920
     2,280,000  BAT Capital Corp....................................................     4.39%       08/15/37         2,418,572
       545,000  BAT Capital Corp....................................................     4.54%       08/15/47           554,000
     1,010,000  Reynolds American, Inc..............................................     5.70%       08/15/35         1,210,982
     3,735,000  Reynolds American, Inc..............................................     5.85%       08/15/45         4,413,350
                                                                                                                 --------------
                                                                                                                     24,113,742
                                                                                                                 --------------
                AIRLINES -- 0.4%
     1,015,576  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26         1,000,343
       118,029  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27           119,463
     3,928,101  American Airlines Pass-Through Trust, Series 2016-1, Class AA.......     3.58%       01/15/28         3,948,912
       778,164  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           797,977
        63,324  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23            64,920
     4,850,515  Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA.........     2.00%       06/10/28         4,902,775
     9,000,000  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32         9,882,021
       456,283  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           465,401
                                                                                                                 --------------
                                                                                                                     21,181,812
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 0.6%
     1,440,000  Daimler Finance North America LLC (b)...............................     2.20%       10/30/21         1,458,612
     1,965,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (b) (c)....................................................     1.09%       02/15/22         1,980,243
     3,135,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (c)..................     1.05%       04/05/21         3,132,661
       285,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (c)..................     1.10%       10/12/21           283,986
     1,585,000  Ford Motor Credit Co. LLC...........................................     3.81%       10/12/21         1,606,730
     2,916,000  Ford Motor Credit Co. LLC...........................................     5.60%       01/07/22         3,010,770
     4,655,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22         4,719,006
       390,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (c)..................     1.52%       03/28/22           388,103


                        See Notes to Financial Statements                Page 17


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                AUTO MANUFACTURERS (CONTINUED)
$      705,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22    $      714,482
       150,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (c)..................     1.28%       08/03/22           148,896
     4,000,000  Ford Motor Credit Co. LLC...........................................     2.98%       08/03/22         4,045,440
       655,000  Ford Motor Credit Co. LLC...........................................     4.25%       09/20/22           675,724
     1,822,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21         1,835,261
     2,360,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21         2,414,444
     2,140,000  General Motors Financial Co., Inc...................................     4.20%       11/06/21         2,195,169
       760,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22           780,756
     2,095,000  General Motors Financial Co., Inc...................................     3.15%       06/30/22         2,160,902
                                                                                                                 --------------
                                                                                                                     31,551,185
                                                                                                                 --------------
                BANKS -- 1.8%
       180,000  Bank of America Corp. (d)...........................................     3.00%       12/20/23           187,960
     1,500,000  Bank of America Corp., Medium-Term Note (d).........................     1.32%       06/19/26         1,507,603
       210,000  Bank of America Corp., Medium-Term Note (d).........................     4.27%       07/23/29           242,708
       840,000  Bank of America Corp., Medium-Term Note (d).........................     2.50%       02/13/31           856,468
     9,990,000  Bank of America Corp., Medium-Term Note (d).........................     4.08%       03/20/51        11,451,759
     2,180,000  Citigroup, Inc. (d).................................................     3.35%       04/24/25         2,352,643
     1,505,000  Citigroup, Inc......................................................     3.20%       10/21/26         1,639,211
     1,670,000  Citigroup, Inc. (d).................................................     4.41%       03/31/31         1,934,784
     3,605,000  Citigroup, Inc. (d).................................................     2.57%       06/03/31         3,684,530
     2,720,000  Fifth Third Bancorp.................................................     2.55%       05/05/27         2,889,568
    12,120,000  Goldman Sachs Group, (The), Inc.....................................     0.48%       01/27/23        12,121,313
       750,000  Goldman Sachs Group, (The), Inc. (d)................................     2.91%       07/24/23           775,211
     1,950,000  Goldman Sachs Group, (The), Inc. (d)................................     3.27%       09/29/25         2,112,174
       800,000  Goldman Sachs Group, (The), Inc. (d)................................     3.69%       06/05/28           896,212
     1,385,000  JPMorgan Chase & Co. (d)............................................     4.02%       12/05/24         1,515,616
       500,000  JPMorgan Chase & Co.................................................     3.90%       07/15/25           556,455
     1,455,000  JPMorgan Chase & Co.................................................     3.20%       06/15/26         1,590,081
     2,855,000  JPMorgan Chase & Co. (d)............................................     4.49%       03/24/31         3,372,890
     2,044,000  JPMorgan Chase & Co. (d)............................................     3.11%       04/22/51         2,058,705
     2,145,000  Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (c)...........     0.76%       01/20/23         2,154,544
       425,000  Morgan Stanley, Global Medium-Term Note (d).........................     4.43%       01/23/30           496,509
     4,875,000  Morgan Stanley, Medium-Term Note (d)................................     0.53%       01/25/24         4,876,988
       400,000  PNC Bank N.A........................................................     3.80%       07/25/23           430,521
     3,270,000  Wells Fargo & Co. (d)...............................................     3.07%       04/30/41         3,327,437
     2,300,000  Wells Fargo & Co., Medium-Term Note.................................     3.75%       01/24/24         2,498,138
     1,600,000  Wells Fargo & Co., Medium-Term Note (d).............................     3.58%       05/22/28         1,768,174
     5,364,000  Wells Fargo & Co., Medium-Term Note (d).............................     2.39%       06/02/28         5,556,932
     5,790,000  Wells Fargo & Co., Medium-Term Note (d).............................     2.88%       10/30/30         6,108,581
     5,385,000  Wells Fargo & Co., Medium-Term Note (d).............................     4.48%       04/04/31         6,337,053
     4,245,000  Wells Fargo & Co., Medium-Term Note (d).............................     5.01%       04/04/51         5,605,816
                                                                                                                 --------------
                                                                                                                     90,906,584
                                                                                                                 --------------
                BEVERAGES -- 0.2%
     2,700,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.......     4.90%       02/01/46         3,230,819
       635,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.75%       01/23/29           748,021
     1,200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48         1,380,771
       200,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.44%       10/06/48           224,889
     2,000,000  Constellation Brands, Inc...........................................     3.75%       05/01/50         2,157,544
                                                                                                                 --------------
                                                                                                                      7,742,044
                                                                                                                 --------------


Page 18                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BIOTECHNOLOGY -- 0.4%
$    1,412,000  Amgen, Inc..........................................................     4.40%       05/01/45    $    1,672,217
    11,260,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (c)......................     0.77%       09/29/23        11,287,066
       175,000  Gilead Sciences, Inc................................................     3.65%       03/01/26           193,947
     5,510,000  Regeneron Pharmaceuticals, Inc......................................     1.75%       09/15/30         5,200,777
                                                                                                                 --------------
                                                                                                                     18,354,007
                                                                                                                 --------------
                CHEMICALS -- 0.2%
     5,744,000  International Flavors & Fragrances, Inc.............................     5.00%       09/26/48         7,261,237
     3,735,000  Nutrition & Biosciences, Inc. (b)...................................     3.47%       12/01/50         3,772,653
                                                                                                                 --------------
                                                                                                                     11,033,890
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.1%
       700,000  Pomona College, Series A............................................     2.89%       01/01/51           699,460
     2,500,000  RELX Capital, Inc...................................................     3.00%       05/22/30         2,666,770
       950,000  University of (The) Chicago, Series 20B.............................     2.76%       04/01/45           946,041
                                                                                                                 --------------
                                                                                                                      4,312,271
                                                                                                                 --------------
                COMPUTERS -- 0.0%
     1,500,000  Apple, Inc..........................................................     2.65%       02/08/51         1,391,409
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.3%
     1,485,000  Air Lease Corp......................................................     3.50%       01/15/22         1,524,222
     1,890,000  Air Lease Corp......................................................     3.25%       03/01/25         1,997,580
       940,000  Air Lease Corp., Medium-Term Note...................................     0.70%       02/15/24           930,845
       360,000  Air Lease Corp., Medium-Term Note...................................     2.30%       02/01/25           367,525
     6,755,000  Discover Financial Services.........................................     3.95%       11/06/24         7,421,900
     2,010,000  GE Capital Funding LLC (b)..........................................     4.40%       05/15/30         2,296,689
       450,000  Raymond James Financial, Inc........................................     4.95%       07/15/46           563,575
                                                                                                                 --------------
                                                                                                                     15,102,336
                                                                                                                 --------------
                ELECTRIC -- 1.0%
     4,128,000  Alliant Energy Finance LLC (b)......................................     3.75%       06/15/23         4,411,904
     2,655,000  Alliant Energy Finance LLC (b)......................................     1.40%       03/15/26         2,631,694
       200,000  Ameren Illinois Co..................................................     3.70%       12/01/47           221,128
     3,000,000  Appalachian Power Co., Series Z.....................................     3.70%       05/01/50         3,199,470
       750,000  Cleco Power LLC.....................................................     6.00%       12/01/40           954,539
       500,000  Consolidated Edison Co. of New York, Inc............................     4.50%       05/15/58           600,876
     1,695,000  Dominion Energy, Inc., Series A.....................................     3.30%       03/15/25         1,834,856
       155,000  Duke Energy Carolinas LLC...........................................     3.70%       12/01/47           171,325
     7,229,000  Duquesne Light Holdings, Inc. (b)...................................     5.90%       12/01/21         7,488,407
       750,000  Entergy Texas, Inc..................................................     3.45%       12/01/27           816,619
     1,250,000  Interstate Power and Light Co.......................................     3.25%       12/01/24         1,357,748
     4,855,000  Interstate Power and Light Co.......................................     2.30%       06/01/30         4,947,259
     3,000,000  ITC Holdings Corp. (b)..............................................     2.95%       05/14/30         3,154,619
     1,750,000  Jersey Central Power & Light Co. (b)................................     4.30%       01/15/26         1,932,705
       830,000  Metropolitan Edison Co. (b).........................................     4.00%       04/15/25           886,782
     2,253,000  Metropolitan Edison Co. (b).........................................     4.30%       01/15/29         2,519,917
    10,000,000  Niagara Mohawk Power Corp. (b)......................................     3.03%       06/27/50         9,617,774
     1,150,000  PNM Resources, Inc..................................................     3.25%       03/09/21         1,150,608
       825,000  Public Service Co. of New Mexico....................................     3.85%       08/01/25           895,934
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22           306,693
       700,000  Trans-Allegheny Interstate Line Co. (b).............................     3.85%       06/01/25           757,155


                        See Notes to Financial Statements                Page 19


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ELECTRIC (CONTINUED)
$      750,000  Tucson Electric Power Co............................................     5.15%       11/15/21    $      766,193
     1,505,000  Xcel Energy, Inc....................................................     4.80%       09/15/41         1,819,247
                                                                                                                 --------------
                                                                                                                     52,443,452
                                                                                                                 --------------
                ENGINEERING & CONSTRUCTION -- 0.0%
     1,091,000  PowerTeam Services LLC (b)..........................................     9.03%       12/04/25         1,211,010
                                                                                                                 --------------
                ENTERTAINMENT -- 0.1%
     1,842,000  Caesars Entertainment, Inc. (b).....................................     6.25%       07/01/25         1,952,520
     1,997,000  Churchill Downs, Inc. (b)...........................................     5.50%       04/01/27         2,085,298
       740,000  Churchill Downs, Inc. (b)...........................................     4.75%       01/15/28           769,885
     1,329,000  Live Nation Entertainment, Inc. (b).................................     6.50%       05/15/27         1,468,651
       488,000  Live Nation Entertainment, Inc. (b).................................     4.75%       10/15/27           493,741
                                                                                                                 --------------
                                                                                                                      6,770,095
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
     1,573,000  Clean Harbors, Inc. (b).............................................     5.13%       07/15/29         1,699,524
     1,722,000  Waste Pro USA, Inc. (b).............................................     5.50%       02/15/26         1,775,236
                                                                                                                 --------------
                                                                                                                      3,474,760
                                                                                                                 --------------
                FOOD -- 0.4%
     1,000,000  Campbell Soup Co., 3 Mo. LIBOR + 0.63% (c)..........................     0.85%       03/15/21         1,000,200
     1,000,000  Kraft Heinz Foods Co................................................     5.00%       07/15/35         1,202,497
     2,405,000  Kraft Heinz Foods Co................................................     5.00%       06/04/42         2,809,740
     2,635,000  Kraft Heinz Foods Co................................................     5.20%       07/15/45         3,170,142
     3,845,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46         4,170,288
     2,755,000  Kraft Heinz Foods Co................................................     4.88%       10/01/49         3,220,344
        97,000  Kroger (The) Co.....................................................     5.40%       01/15/49           128,028
        20,000  Lamb Weston Holdings, Inc. (b)......................................     4.63%       11/01/24            20,810
     1,611,000  Pilgrim's Pride Corp. (b)...........................................     5.88%       09/30/27         1,730,375
     1,250,000  Post Holdings, Inc. (b).............................................     5.50%       12/15/29         1,339,781
     2,877,000  Post Holdings, Inc. (b).............................................     4.63%       04/15/30         2,923,751
                                                                                                                 --------------
                                                                                                                     21,715,956
                                                                                                                 --------------
                FOREST PRODUCTS & PAPER -- 0.0%
     2,200,000  Georgia-Pacific LLC (b).............................................     2.30%       04/30/30         2,257,625
                                                                                                                 --------------
                GAS -- 0.0%
       500,000  Piedmont Natural Gas Co., Inc.......................................     3.35%       06/01/50           512,070
       400,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           547,017
       200,000  Spire, Inc..........................................................     3.54%       02/27/24           208,751
                                                                                                                 --------------
                                                                                                                      1,267,838
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.1%
     2,390,000  Alcon Finance Corp. (b).............................................     2.75%       09/23/26         2,566,114
     1,500,000  Alcon Finance Corp. (b).............................................     2.60%       05/27/30         1,540,338
     3,015,000  DENTSPLY SIRONA, Inc................................................     3.25%       06/01/30         3,202,667
                                                                                                                 --------------
                                                                                                                      7,309,119
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.4%
     1,300,000  Advocate Health & Hospitals Corp., Series 2020......................     3.01%       06/15/50         1,303,299
       120,000  Anthem, Inc.........................................................     3.65%       12/01/27           135,057
     2,300,000  Anthem, Inc.........................................................     2.88%       09/15/29         2,448,569


Page 20                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$    4,800,000  Bon Secours Mercy Health, Inc., Series 20-2.........................     2.10%       06/01/31    $    4,798,064
       200,000  Centene Corp. (b)...................................................     5.38%       08/15/26           211,000
       120,000  Centene Corp........................................................     4.25%       12/15/27           124,853
       990,000  Children's Hospital of (The) Philadelphia, Series 2020..............     2.70%       07/01/50           941,293
     4,135,000  CommonSpirit Health.................................................     2.76%       10/01/24         4,401,462
     1,985,000  CommonSpirit Health.................................................     3.35%       10/01/29         2,135,186
     1,475,000  CommonSpirit Health.................................................     2.78%       10/01/30         1,530,718
     4,999,000  Fresenius Medical Care US Finance II, Inc. (b)......................     5.88%       01/31/22         5,237,442
     5,215,000  Hackensack Meridian Health, Inc., Series 2020.......................     2.88%       09/01/50         5,016,863
     7,704,000  HCA, Inc............................................................     5.00%       03/15/24         8,622,502
       950,000  HCA, Inc............................................................     5.25%       04/15/25         1,092,784
     3,250,000  HCA, Inc............................................................     4.50%       02/15/27         3,706,974
     3,490,000  HCA, Inc............................................................     4.13%       06/15/29         3,931,795
       400,000  HCA, Inc............................................................     5.13%       06/15/39           490,623
     1,540,000  HCA, Inc............................................................     5.25%       06/15/49         1,915,309
       500,000  Humana, Inc.........................................................     3.15%       12/01/22           520,052
       360,000  Humana, Inc.........................................................     2.90%       12/15/22           374,122
     2,200,000  Kaiser Foundation Hospitals.........................................     4.88%       04/01/42         2,910,747
     3,475,000  Methodist (The) Hospital, Series 20A................................     2.71%       12/01/50         3,295,148
     1,386,000  Molina Healthcare, Inc..............................................     5.38%       11/15/22         1,466,561
     2,000,000  Molina Healthcare, Inc. (b).........................................     4.38%       06/15/28         2,077,000
       200,000  New York and Presbyterian (The) Hospital............................     3.56%       08/01/36           213,767
     5,230,000  NYU Langone Hospitals, Series 2020..................................     3.38%       07/01/55         5,165,878
     1,650,000  Partners Healthcare System, Inc., Series 2020.......................     3.34%       07/01/60         1,700,698
       101,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           102,616
     4,693,000  Tenet Healthcare Corp. (b)..........................................     5.13%       11/01/27         4,930,982
       160,000  UnitedHealth Group, Inc.............................................     4.45%       12/15/48           197,728
     1,185,000  UnitedHealth Group, Inc.............................................     2.90%       05/15/50         1,154,352
       725,000  UnitedHealth Group, Inc.............................................     3.88%       08/15/59           813,559
                                                                                                                 --------------
                                                                                                                     72,967,003
                                                                                                                 --------------
                INSURANCE -- 0.7%
       700,000  Farmers Exchange Capital III (b) (d)................................     5.45%       10/15/54           870,757
       600,000  Farmers Insurance Exchange (b)......................................     8.63%       05/01/24           716,137
     3,495,000  Farmers Insurance Exchange (b) (d)..................................     4.75%       11/01/57         3,720,303
     1,800,000  Massachusetts Mutual Life Insurance Co. (b).........................     3.38%       04/15/50         1,822,857
     7,000,000  National General Holdings Corp. (b) (e).............................     6.75%       05/15/24         8,264,620
     1,525,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (c)........     2.51%       12/15/24         1,525,019
     6,905,000  New York Life Insurance Co. (b).....................................     3.75%       05/15/50         7,599,526
     2,035,000  Pacific LifeCorp (b)................................................     3.35%       09/15/50         2,095,810
     1,790,000  Teachers Insurance & Annuity Association of America (b).............     4.90%       09/15/44         2,277,349
     3,910,000  Teachers Insurance & Annuity Association of America (b).............     4.27%       05/15/47         4,544,534
     3,770,000  Teachers Insurance & Annuity Association of America (b).............     3.30%       05/15/50         3,795,167
       240,000  Teachers Insurance & Annuity Association of America (b) (d).........     4.38%       09/15/54           256,066
                                                                                                                 --------------
                                                                                                                     37,488,145
                                                                                                                 --------------
                MEDIA -- 0.7%
     1,003,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...................     4.50%       08/15/30         1,039,504
     2,322,000  CCO Holdings LLC / CCO Holdings Capital Corp. (b)...................     4.25%       02/01/31         2,353,928
     2,475,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     4.91%       07/23/25         2,817,790


                        See Notes to Financial Statements                Page 21


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA (CONTINUED)
$    1,410,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32    $    1,343,529
     1,471,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       04/01/38         1,749,704
     4,920,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47         5,732,856
       100,000  Comcast Corp........................................................     3.97%       11/01/47           113,349
       345,000  CSC Holdings LLC (b)................................................     5.38%       02/01/28           365,597
     2,929,000  CSC Holdings LLC (b)................................................     6.50%       02/01/29         3,235,007
     2,450,000  Time Warner Cable LLC...............................................     5.50%       09/01/41         2,981,517
     4,000,000  ViacomCBS, Inc......................................................     4.20%       05/19/32         4,579,416
     2,040,000  Walt Disney (The) Co................................................     2.65%       01/13/31         2,127,159
     5,770,000  Walt Disney (The) Co................................................     3.60%       01/13/51         6,215,518
                                                                                                                 --------------
                                                                                                                     34,654,874
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.2%
     1,000,000  General Electric Co., Global Medium-Term Note.......................     6.88%       01/10/39         1,417,512
     1,000,000  General Electric Co., Medium-Term Note, 3 Mo. LIBOR +
                   0.38% (c)........................................................     0.58%       05/05/26           980,599
     2,775,000  General Electric Co., Medium-Term Note..............................     6.75%       03/15/32         3,733,644
     1,395,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38         1,820,247
                                                                                                                 --------------
                                                                                                                      7,952,002
                                                                                                                 --------------
                OIL & GAS -- 0.2%
     2,435,000  BP Capital Markets America, Inc.....................................     3.63%       04/06/30         2,710,324
        33,000  Endeavor Energy Resources L.P. / EER Finance, Inc. (b)..............     5.75%       01/30/28            34,930
       635,000  Exxon Mobil Corp....................................................     4.23%       03/19/40           724,918
     3,180,000  Exxon Mobil Corp....................................................     4.33%       03/19/50         3,725,737
       400,000  Hess Corp...........................................................     5.60%       02/15/41           476,425
                                                                                                                 --------------
                                                                                                                      7,672,334
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.0%
     1,510,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26         1,561,906
       350,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       09/01/27           368,092
                                                                                                                 --------------
                                                                                                                      1,929,998
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.5%
     1,995,000  Bemis Co., Inc......................................................     2.63%       06/19/30         2,061,191
     7,990,000  Berry Global, Inc. (b)..............................................     0.95%       02/15/24         7,998,350
     4,157,000  Berry Global, Inc. (b)..............................................     1.57%       01/15/26         4,165,023
        50,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            52,238
     3,150,000  Graphic Packaging International LLC (b).............................     4.75%       07/15/27         3,493,539
       140,000  Mauser Packaging Solutions Holding Co. (b)..........................     5.50%       04/15/24           140,730
     1,840,000  Sealed Air Corp. (b)................................................     4.00%       12/01/27         1,927,893
     3,670,000  WRKCo, Inc..........................................................     3.00%       06/15/33         3,868,579
                                                                                                                 --------------
                                                                                                                     23,707,543
                                                                                                                 --------------
                PHARMACEUTICALS -- 1.4%
     4,550,000  AbbVie, Inc.........................................................     3.80%       03/15/25         5,000,680
     3,162,000  AbbVie, Inc.........................................................     4.50%       05/14/35         3,780,465
       690,000  AbbVie, Inc.........................................................     4.05%       11/21/39           784,345
     4,150,000  AbbVie, Inc.........................................................     4.40%       11/06/42         4,907,889


Page 22                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$    1,870,000  AbbVie, Inc.........................................................     4.45%       05/14/46    $    2,189,643
     1,895,000  Bayer US Finance II LLC (b).........................................     3.88%       12/15/23         2,059,592
     1,045,000  Bayer US Finance II LLC (b).........................................     3.38%       07/15/24         1,126,484
    11,880,000  Bayer US Finance II LLC (b).........................................     4.25%       12/15/25        13,357,638
     3,160,000  Bayer US Finance II LLC (b).........................................     4.38%       12/15/28         3,652,804
       815,000  Bayer US Finance II LLC (b).........................................     4.63%       06/25/38           964,717
       425,000  Bayer US Finance II LLC (b).........................................     4.40%       07/15/44           486,589
     2,540,000  Bayer US Finance II LLC (b).........................................     4.88%       06/25/48         3,138,795
       852,000  Becton Dickinson and Co.............................................     2.89%       06/06/22           876,498
     3,385,000  Becton Dickinson and Co.............................................     3.36%       06/06/24         3,653,433
     1,000,000  Becton Dickinson and Co.............................................     6.70%       08/01/28         1,252,509
     2,000,000  Cigna Corp..........................................................     3.40%       03/01/27         2,207,458
        75,000  Cigna Corp..........................................................     3.05%       10/15/27            81,960
     4,204,000  Cigna Corp..........................................................     2.40%       03/15/30         4,249,961
     1,030,000  Cigna Corp..........................................................     3.88%       10/15/47         1,121,374
     2,129,000  Cigna Corp..........................................................     4.90%       12/15/48         2,665,295
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25           166,621
     1,850,000  CVS Health Corp.....................................................     5.13%       07/20/45         2,321,968
     4,775,000  CVS Health Corp.....................................................     5.05%       03/25/48         5,986,559
       535,000  Elanco Animal Health, Inc...........................................     5.27%       08/28/23           576,128
     2,443,000  Elanco Animal Health, Inc...........................................     5.90%       08/28/28         2,841,514
                                                                                                                 --------------
                                                                                                                     69,450,919
                                                                                                                 --------------
                PIPELINES -- 0.8%
       140,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25           144,067
       145,000  Energy Transfer Operating L.P.......................................     5.20%       02/01/22           149,180
       375,000  Energy Transfer Operating L.P.......................................     4.20%       04/15/27           413,882
       198,000  Energy Transfer Operating L.P.......................................     5.50%       06/01/27           231,221
     2,030,000  Energy Transfer Operating L.P.......................................     4.95%       06/15/28         2,305,846
       315,000  Energy Transfer Operating L.P.......................................     3.75%       05/15/30           331,484
     3,200,000  Energy Transfer Operating L.P.......................................     4.90%       03/15/35         3,460,001
     1,463,000  Energy Transfer Operating L.P.......................................     6.50%       02/01/42         1,770,211
       260,000  Energy Transfer Operating L.P.......................................     5.15%       03/15/45           273,327
     2,600,000  Energy Transfer Operating L.P.......................................     6.13%       12/15/45         2,996,044
       200,000  Energy Transfer Operating L.P.......................................     6.25%       04/15/49           237,140
     1,015,000  Energy Transfer Operating L.P.......................................     5.00%       05/15/50         1,064,518
     1,270,000  Kinder Morgan Energy Partners L.P...................................     5.80%       03/15/35         1,599,303
       650,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34           781,040
       922,000  NGPL PipeCo LLC (b).................................................     4.38%       08/15/22           960,006
     3,640,000  NGPL PipeCo LLC (b).................................................     4.88%       08/15/27         4,136,722
       270,240  Pipeline Funding Co. LLC (b)........................................     7.50%       01/15/30           345,670
       150,000  Plains All American Pipeline L.P. / PAA Finance Corp................     2.85%       01/31/23           153,633
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25            55,348
     2,035,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.50%       12/15/26         2,254,990
       425,000  Plains All American Pipeline L.P. / PAA Finance Corp................     3.55%       12/15/29           434,792
       716,000  Rockies Express Pipeline LLC (b)....................................     4.95%       07/15/29           766,567
     1,500,000  Rockies Express Pipeline LLC (b)....................................     4.80%       05/15/30         1,560,180
     1,360,000  Rockies Express Pipeline LLC (b)....................................     6.88%       04/15/40         1,509,600
       360,295  Ruby Pipeline LLC (b)...............................................     7.75%       04/01/22           327,915
       325,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25           374,117


                        See Notes to Financial Statements                Page 23


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PIPELINES (CONTINUED)
$    1,000,000  Sabine Pass Liquefaction LLC........................................     5.00%       03/15/27    $    1,160,135
     1,135,000  Sunoco Logistics Partners Operations L.P............................     5.30%       04/01/44         1,224,512
     3,606,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47         3,935,294
       145,000  TC PipeLines L.P....................................................     4.65%       06/15/21           145,212
     1,000,000  TC PipeLines L.P....................................................     4.38%       03/13/25         1,112,012
     1,775,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26         1,793,087
       500,000  Williams Cos (The), Inc.............................................     5.10%       09/15/45           588,110
                                                                                                                 --------------
                                                                                                                     38,595,166
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 1.5%
       250,000  Alexandria Real Estate Equities, Inc................................     4.30%       01/15/26           284,417
     1,107,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26         1,240,246
       612,000  Alexandria Real Estate Equities, Inc................................     4.50%       07/30/29           723,510
     4,320,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23         4,590,127
       800,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           875,997
     4,545,000  American Campus Communities Operating Partnership L.P...............     3.30%       07/15/26         4,957,242
       332,000  American Campus Communities Operating Partnership L.P...............     3.63%       11/15/27           367,493
       215,000  American Tower Corp.................................................     3.00%       06/15/23           227,019
       785,000  Boston Properties L.P...............................................     3.20%       01/15/25           843,035
     2,945,000  Boston Properties L.P...............................................     3.25%       01/30/31         3,100,712
       625,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23           667,734
       750,000  CubeSmart L.P.......................................................     4.38%       02/15/29           860,413
     3,425,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24         3,636,031
     1,945,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.15%       11/01/30         1,839,387
     2,710,000  GLP Capital L.P. / GLP Financing II, Inc............................     3.35%       09/01/24         2,886,164
     1,000,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.25%       06/01/25         1,130,720
     1,750,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26         2,012,736
     1,210,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29         1,386,557
     3,525,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30         3,754,742
     3,955,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/31         4,217,869
       914,000  Healthcare Realty Trust, Inc........................................     3.63%       01/15/28         1,001,921
     2,000,000  Healthcare Realty Trust, Inc........................................     2.05%       03/15/31         1,924,436
     2,000,000  Healthcare Trust of America Holdings L.P............................     3.10%       02/15/30         2,112,240
     3,490,000  Healthcare Trust of America Holdings L.P............................     2.00%       03/15/31         3,352,334
     3,335,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27         3,618,779
     1,000,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29         1,138,738
     1,000,000  Kilroy Realty L.P...................................................     3.45%       12/15/24         1,077,449
       860,000  Kilroy Realty L.P...................................................     2.50%       11/15/32           830,060
     1,300,000  Kimco Realty Corp...................................................     3.40%       11/01/22         1,353,859
     1,605,000  Lexington Realty Trust..............................................     2.70%       09/15/30         1,609,474
       200,000  Life Storage L.P....................................................     3.88%       12/15/27           225,523
     1,135,000  Life Storage L.P....................................................     2.20%       10/15/30         1,111,255
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24            43,275
     1,714,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc. (b).............................................     4.63%       06/15/25         1,818,554
        80,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     4.50%       01/15/28            84,800
       176,000  National Retail Properties, Inc.....................................     3.30%       04/15/23           185,225
       350,000  Piedmont Operating Partnership L.P..................................     3.40%       06/01/23           365,069


Page 24                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      670,000  Piedmont Operating Partnership L.P..................................     3.15%       08/15/30    $      668,344
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24            22,593
     6,580,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (c)........     1.17%       08/16/21         6,580,171
       300,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           311,308
       550,000  SL Green Realty Corp................................................     4.50%       12/01/22           578,940
     1,000,000  Ventas Realty L.P...................................................     2.65%       01/15/25         1,055,345
       400,000  Ventas Realty L.P...................................................     3.85%       04/01/27           445,403
       550,000  WEA Finance LLC (b).................................................     3.15%       04/05/22           562,496
        75,000  Welltower, Inc......................................................     4.50%       01/15/24            82,356
     1,125,000  Welltower, Inc......................................................     4.00%       06/01/25         1,250,263
                                                                                                                 --------------
                                                                                                                     73,012,361
                                                                                                                 --------------
                RETAIL -- 0.2%
     7,335,000  7-Eleven, Inc. (b)..................................................     0.80%       02/10/24         7,337,812
       770,000  McDonald's Corp., Medium-Term Note..................................     3.63%       09/01/49           822,820
       500,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           507,881
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24           164,944
                                                                                                                 --------------
                                                                                                                      8,833,457
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.2%
       935,000  Broadcom, Inc.......................................................     3.63%       10/15/24         1,019,504
     5,400,000  Intel Corp..........................................................     4.75%       03/25/50         6,952,059
                                                                                                                 --------------
                                                                                                                      7,971,563
                                                                                                                 --------------
                SOFTWARE -- 0.1%
       140,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (b).........................................................     5.75%       03/01/25           143,602
     1,400,000  Fiserv, Inc.........................................................     2.25%       06/01/27         1,451,357
       510,000  Fiserv, Inc.........................................................     2.65%       06/01/30           525,367
     2,372,000  SS&C Technologies, Inc. (b).........................................     5.50%       09/30/27         2,515,032
                                                                                                                 --------------
                                                                                                                      4,635,358
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 2.2%
       907,000  AT&T, Inc. (b)......................................................     2.55%       12/01/33           870,119
     3,175,000  AT&T, Inc...........................................................     4.50%       05/15/35         3,636,052
     3,500,000  AT&T, Inc...........................................................     5.25%       03/01/37         4,298,378
     3,140,000  AT&T, Inc...........................................................     4.30%       12/15/42         3,422,009
     8,270,000  AT&T, Inc...........................................................     4.75%       05/15/46         9,432,093
     3,880,000  AT&T, Inc...........................................................     4.50%       03/09/48         4,225,843
     2,375,000  AT&T, Inc. (b)......................................................     3.50%       09/15/53         2,154,618
    14,047,000  AT&T, Inc. (b)......................................................     3.80%       12/01/57        13,273,671
     1,422,000  CenturyLink, Inc. (b)...............................................     4.00%       02/15/27         1,456,640
     2,200,000  Frontier Communications Corp. (b)...................................     5.00%       05/01/28         2,275,625
     1,150,000  Level 3 Financing, Inc. (b).........................................     3.88%       11/15/29         1,244,484
     2,540,000  Qwest Corp..........................................................     7.25%       09/15/25         3,032,125
     4,500,000  SES GLOBAL Americas Holdings G.P. (b)...............................     5.30%       03/25/44         5,071,032
     3,249,000  Sprint Corp.........................................................     7.88%       09/15/23         3,724,166
       608,438  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     3.36%       09/20/21           613,953
     7,115,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     4.74%       03/20/25         7,653,072


                        See Notes to Financial Statements                Page 25


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$   18,250,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (b).........................................     5.15%       03/20/28    $   21,222,377
     2,535,000  T-Mobile USA, Inc. (b)..............................................     1.50%       02/15/26         2,531,347
     9,987,000  T-Mobile USA, Inc...................................................     2.25%       02/15/26         9,961,034
     1,220,000  T-Mobile USA, Inc. (b)..............................................     3.75%       04/15/27         1,345,074
     2,300,000  T-Mobile USA, Inc. (b)..............................................     3.88%       04/15/30         2,528,505
     4,600,000  T-Mobile USA, Inc. (b)..............................................     2.55%       02/15/31         4,576,862
     2,845,000  T-Mobile USA, Inc. (b)..............................................     4.38%       04/15/40         3,150,724
       750,000  T-Mobile USA, Inc. (b)..............................................     4.50%       04/15/50           834,563
                                                                                                                 --------------
                                                                                                                    112,534,366
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................     823,703,523
                (Cost $799,854,749)                                                                              --------------

MORTGAGE-BACKED SECURITIES -- 7.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.1%
                Alternative Loan Trust
     6,328,794     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (c)................     0.60%       06/25/35         5,938,390
       910,481     Series 2005-56, Class 1A1, 1 Mo. LIBOR + 1.46% (c)...............     1.58%       11/25/35           890,236
     8,371,663     Series 2005-67CB, Class A1.......................................     5.50%       01/25/36         7,786,020
     3,171,597     Series 2007-13, Class A1.........................................     6.00%       06/25/47         2,417,921
                American Home Mortgage Assets Trust
    14,235,393     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (c).....     1.08%       02/25/47         8,400,711
                American Home Mortgage Investment Trust
     2,172,078     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (c)................     0.70%       11/25/45         2,122,263
                Banc of America Funding Trust
       715,000     Series 2014-R6, Class 2A13 (b) (f)...............................     0.39%       07/26/36           697,406
                Bear Stearns Mortgage Funding Trust
       134,725     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (c)..............     0.33%       07/25/36           128,829
     3,184,318     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (c)..............     0.30%       10/25/36         3,032,049
     4,456,530     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (c)..............     0.31%       01/25/37         4,187,939
       231,519     Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (c).............     0.28%       06/25/47           219,686
                CIM Trust
     2,740,933     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (b) (c).............     2.12%       01/25/57         2,784,513
     2,210,986     Series 2017-6, Class A1 (b)......................................     3.02%       06/25/57         2,217,726
    10,471,055     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (b) (c)............     1.20%       09/25/58        10,394,825
     4,242,136     Series 2019-R1, Class A (b)......................................     3.25%       10/25/58         3,946,440
     5,298,554     Series 2019-R4, Class A1 (b).....................................     3.00%       10/25/59         5,181,088
     8,943,799     Series 2020-R3, Class A1A (b)....................................     4.00%       01/26/60         8,521,422
    11,002,454     Series 2020-R4, Class A1A (b) (g)................................     3.30%       06/25/60        10,981,591
    21,112,000     Series 2020-R7, Class A1B (b) (g)................................     2.25%       12/27/61        18,096,130
                CitiMortgage Alternative Loan Trust
     2,813,828     Series 2006-A4, Class 1A8........................................     6.00%       09/25/36         2,753,902
                Credit Suisse Mortgage Trust
    10,870,943     Series 2007-2, Class 1A4.........................................     5.75%       03/25/37         8,988,047
    29,668,014     Series 2007-3, Class 1A1A........................................     5.84%       04/25/37        12,418,624
       106,151     Series 2010-7R, Class 1A12 (b)...................................     4.00%       01/26/37           106,646
       175,046     Series 2010-8R, Class 4A5 (b) (f)................................     2.91%       12/26/35           177,058
       160,944     Series 2010-8R, Class 10A5 (b) (f)...............................     3.44%       04/26/47           160,845
        12,050     Series 2011-5R, Class 2A1 (b) (f)................................     2.98%       08/27/46            12,076
    12,023,845     Series 2019-RPL8, Class A1 (b)...................................     3.32%       10/25/58        12,138,044


Page 26                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                GMACM Mortgage Loan Trust
$    1,773,279     Series 2006-AR1, Class 1A1 (f)...................................     3.21%       04/19/36    $    1,571,895
     1,874,212     Series 2006-J1, Class A4.........................................     5.75%       04/25/36         1,874,515
                GreenPoint Mortgage Funding Trust
       149,706     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (c)..............     0.70%       02/25/36           148,629
                GSR Mortgage Loan Trust
    26,587,727     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (c)..............     0.64%       08/25/46        16,155,171
                HarborView Mortgage Loan Trust
       505,849     Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.62% (c)..............     0.73%       11/19/35           470,736
     1,495,696     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (c)................     1.12%       10/25/37         1,415,376
                HomeBanc Mortgage Trust
     1,027,491     Series 2004-2, Class A1, 1 Mo. LIBOR + 0.74% (c).................     0.86%       12/25/34         1,085,164
                Impac CMB Trust
       269,111     Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (c)................     0.64%       04/25/35           269,145
       909,301     Series 2005-4, Class 1A1A, 1 Mo. LIBOR + 0.27% (c)...............     0.66%       05/25/35           939,257
                IndyMac INDX Mortgage Loan Trust
     1,815,398     Series 2005-AR14, Class 2A1A, 1 Mo. LIBOR + 0.60% (c)............     0.72%       07/25/35         1,747,391
     4,492,203     Series 2006-AR6, Class 2A1A, 1 Mo. LIBOR + 0.40% (c).............     0.52%       06/25/46         4,098,578
     5,510,247     Series 2007-FLX4, Class 2A2, 1 Mo. LIBOR + 0.25% (c).............     0.37%       07/25/37         5,319,664
                JP Morgan Mortgage Trust
     2,091,598     Series 2006-A4, Class 1A1 (f)....................................     3.33%       06/25/36         1,831,851
                Lehman XS Trust
       317,279     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (c)..............     0.31%       11/25/46           299,762
     6,391,013     Series 2007-16N, Class 1A1, 1 Mo. LIBOR + 0.47% (c)..............     0.59%       09/25/47         6,207,784
     3,483,114     Series 2007-16N, Class 2A1, 1 Mo. LIBOR + 0.40% (c)..............     0.52%       09/25/47         3,348,889
                Merrill Lynch Alternative Note Asset Trust
     4,736,218     Series 2007-OAR3, Class A1, 1 Mo. LIBOR + 0.19% (c)..............     0.31%       07/25/47         4,491,742
                Morgan Stanley Mortgage Loan Trust
       801,310     Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (c)..............     1.09%       07/25/34           818,206
        58,184     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (c)................     0.38%       04/25/35            57,812
                Morgan Stanley Resecuritization Trust
         5,032     Series 2015-R2, Class 1A1, 12 Mo. Treasury Average +
                      0.71% (b) (c).................................................     1.21%       12/27/46             5,027
                MortgageIT Trust
        90,740     Series 2005-5, Class A1, 1 Mo. LIBOR + 0.52% (c).................     0.64%       12/25/35            91,116
                Nomura Resecuritization Trust
     2,506,285     Series 2015-5R, Class 1A1 (b)....................................     4.00%       08/26/37         2,572,759
                Opteum Mortgage Acceptance Corp.
     1,323,615     Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.76% (c)...............     0.88%       12/25/35         1,332,834
       430,046     Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.42% (c)...............     0.54%       04/25/36           404,899
                RALI Trust
     9,257,653     Series 2007-QS7, Class 1A1.......................................     6.00%       05/25/37         9,052,787
     4,379,570     Series 2007-QS9, Class A33.......................................     6.50%       07/25/37         4,302,437
                RFMSI Trust
     9,360,271     Series 2007-S6, Class 1A4........................................     6.00%       06/25/37         9,394,303
                Stanwich Mortgage Loan Co. LLC
     4,005,070     Series 2019-RPL1, Class A, steps up to 4.72% on
                      12/15/22 (b) (h)..............................................     3.72%       02/15/49         4,098,324
                Structured Adjustable Rate Mortgage Loan Trust
        34,371     Series 2004-12, Class 3A1 (f)....................................     2.59%       09/25/34            35,177


                        See Notes to Financial Statements                Page 27


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Structured Adjustable Rate Mortgage Loan Trust (Continued)
$   28,178,879     Series 2006-2, Class 4A1 (f).....................................     3.26%       03/25/36    $   22,370,006
                Structured Asset Mortgage Investments II Trust
     2,932,278     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (c)..............     0.58%       02/25/36         2,801,484
     8,571,664     Series 2006-AR7, Class A1A, 1 Mo. LIBOR + 0.21% (c)..............     0.33%       08/25/36         8,487,379
     4,372,062     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (c).....................................................     1.88%       08/25/47         4,285,046
                WaMu Mortgage Pass-Through Certificates Trust
       104,475     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.34% (c).............     0.80%       01/25/45           103,642
       199,725     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (c)............     0.64%       11/25/45           199,970
       282,508     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (c).....................................................     1.38%       02/25/46           284,658
       416,917     Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                      0.94% (c).....................................................     1.44%       05/25/46           417,332
                                                                                                                 --------------
                                                                                                                    257,091,174
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.9%
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                   Securities Trust
       285,000     Series 2015-200P, Class A (b)....................................     3.22%       04/14/33           307,897
                Citigroup Commercial Mortgage Trust
    14,620,261     Series 2020-WSS, Class A, 1 Mo. LIBOR + 1.95% (b) (c)............     2.06%       02/15/39        14,982,492
                COMM Mortgage Trust
     8,249,616     Series 2012-CR4, Class A3........................................     2.85%       10/15/45         8,481,462
       206,646     Series 2012-CR5, Class A3........................................     2.54%       12/10/45           210,665
       315,000     Series 2012-CR5, Class A4........................................     2.77%       12/10/45           325,238
    13,200,000     Series 2013-SFS, Class A2 (b) (f)................................     2.99%       04/12/35        13,557,290
                CSAIL Commercial Mortgage Trust
    13,250,000     Series 2019-C16, Class A2........................................     3.07%       06/15/52        13,937,519
                DBJPM Mortgage Trust
     2,050,000     Series 2016-SFC, Class A (b).....................................     2.83%       08/10/36         2,085,605
                Eleven Madison Mortgage Trust
       305,000     Series 2015-11MD, Class A (b) (f)................................     3.55%       09/10/35           333,808
                GS Mortgage Securities Corp. Trust
     9,581,658     Series 2019-70P, Class A, 1 Mo. LIBOR + 1.00% (b) (c)............     1.11%       10/15/36         9,613,494
                JP Morgan Chase Commercial Mortgage Securities Trust
     5,660,597     Series 2012-HSBC, Class A (b)....................................     3.09%       07/05/32         5,822,003
                JPMDB Commercial Mortgage Securities Trust
     8,500,000     Series 2018-C8, Class A3.........................................     3.94%       06/15/51         9,513,652
                Manhattan West
     3,855,000     Series 2020-1MW, Class A (b).....................................     2.13%       09/10/39         3,938,901
                MKT Mortgage Trust
     1,730,000     Series 2020-525M, Class A (b)....................................     2.69%       02/12/40         1,808,391
                Natixis Commercial Mortgage Securities Trust
     1,490,000     Series 2020-2PAC, Class A (b)....................................     2.97%       12/15/38         1,554,402
                SFAVE Commercial Mortgage Securities Trust
       150,000     Series 2015-5AVE, Class A1 (b) (f)...............................     3.87%       01/05/43           153,517
     9,265,000     Series 2015-5AVE, Class A2A (b) (f)..............................     3.66%       01/05/43         9,415,690
        50,000     Series 2015-5AVE, Class A2B (b) (f)..............................     4.14%       01/05/43            50,474


Page 28                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                UBS-Barclays Commercial Mortgage Trust
$      242,490     Series 2013-C6, Class A3.........................................     2.97%       04/10/46    $      250,052
                                                                                                                 --------------
                                                                                                                     96,342,552
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................     353,433,726
                (Cost $352,776,966)                                                                              --------------

ASSET-BACKED SECURITIES -- 6.4%

                ACE Securities Corp. Home Equity Loan Trust
    17,692,908     Series 2007-HE1, Class A1, 1 Mo. LIBOR + 0.15% (c)...............     0.27%       01/25/37        11,924,751
    15,091,816     Series 2007-WM2, Class A1, 1 Mo. LIBOR + 0.21% (c)...............     0.33%       02/25/37         8,948,383
                Ajax Mortgage Loan Trust
     4,520,308     Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (b) (h)...     2.86%       07/25/59         4,660,354
                Ammc CLO 19 Ltd.
     4,675,000     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (b) (c)...........     1.38%       10/16/28         4,672,111
                Argent Securities, Inc.
       250,894     Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.74% (c)................     0.85%       10/25/35           251,256
                Asset Backed Funding Certificates Trust
    10,243,028     Series 2006-HE1, Class A2B, 1 Mo. LIBOR + 0.11% (c)..............     0.23%       01/25/37         7,230,737
        75,859     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.28% (c)..............     0.40%       09/25/36            75,342
                Barings CLO Ltd.
       364,232     Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (c)............     1.02%       01/20/28           364,356
       729,030     Series 2016-2A, Class AR, 3 Mo. LIBOR + 1.08% (b) (c)............     1.30%       07/20/28           729,471
                Brazos Higher Education Authority, Inc.
       270,000     Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (c).................     1.24%       11/25/33           272,520
       300,000     Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (c).................     1.22%       10/27/36           301,835
                Carrington Mortgage Loan Trust
     1,452,393     Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (c)..............     0.47%       02/25/36         1,447,499
                Citigroup Mortgage Loan Trust
     1,397,292     Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (c)...............     0.41%       08/25/36         1,389,599
                Dryden Senior Loan Fund
       900,000     Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (b) (c)...........     1.14%       04/15/29           900,257
       572,000     Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (c).........     1.39%       08/15/30           572,562
                ECMC Group Student Loan Trust
     1,656,578     Series 2017-2A, Class A, 1 Mo. LIBOR + 1.05% (b) (c).............     1.17%       05/25/67         1,679,768
                EFS Volunteer No 3 LLC
       138,153     Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (c).............     1.12%       04/25/33           139,100
                First Franklin Mortgage Loan Trust
    21,521,883     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.32% (c).............     0.44%       10/25/36        17,325,327
    15,056,442     Series 2007-FF2, Class A1, 1 Mo. LIBOR + 0.14% (c)...............     0.26%       03/25/37        10,595,259
                GE-WMC Mortgage Securities LLC
       849,996     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (c).................     0.78%       10/25/35           844,651
                GoldenTree Loan Management US CLO Ltd.
     4,227,000     Series 2017-1A, Class AR, 3 Mo. LIBOR + 0.95% (b) (c)............     1.17%       04/20/29         4,228,055
     5,000,000     Series 2020-8A, Class A, 3 Mo. LIBOR + 1.55% (b) (c).............     1.77%       07/20/31         5,037,946
                GSAA Home Equity Trust
     1,477,599     Series 2005-6, Class M1, 1 Mo. LIBOR + 0.65% (c).................     0.76%       06/25/35         1,485,899
                GSAMP Trust
    15,803,006     Series 2006-NC2, Class A2C, 1 Mo. LIBOR + 0.15% (c)..............     0.27%       06/25/36        11,280,312
    11,259,321     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (c)...............     0.26%       01/25/37         8,309,428


                        See Notes to Financial Statements                Page 29


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                JP Morgan Mortgage Acquisition Trust
$      125,883     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (c)..............     0.39%       05/25/36    $      125,899
     2,527,230     Series 2006-WF1, Class A6, steps up to 6.50% after Redemption
                      Date (h)......................................................     6.50%       07/25/36         1,189,859
    20,984,067     Series 2006-WMC2, Class A4, 1 Mo. LIBOR + 0.15% (c)..............     0.27%       07/25/36        12,510,936
     8,284,929     Series 2006-WMC2, Class A5, 1 Mo. LIBOR + 0.25% (c)..............     0.37%       07/25/36         5,044,788
       405,000     Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (c)..............     0.40%       01/25/37           399,153
                Legacy Mortgage Asset Trust
     3,305,877     Series 2019-GS1, Class A1 (b) (h)................................     4.00%       01/25/59         3,388,628
     2,024,623     Series 2019-GS4, Class A1 (b) (h)................................     3.44%       05/25/59         2,041,714
                Lehman XS Trust
     4,105,996     Series 2006-9, Class A1C, 1 Mo. LIBOR + 0.52% (c)................     0.64%       05/25/46         3,936,380
                Long Beach Mortgage Loan Trust
       760,179     Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.44% (c).................     0.56%       02/25/36           746,385
                Magnetite CLO Ltd.
       800,000     Series 2019-21A, Class A, 3 Mo. LIBOR + 1.28% (b) (c)............     1.50%       04/20/30           800,549
                Magnetite VII Ltd.
     4,691,000     Series 2012-7A, Class A1R2, 3 Mo. LIBOR + 0.80% (b) (c)..........     1.04%       01/15/28         4,693,908
                Magnetite XXVII Ltd.
     2,500,000     Series 2020-27A, Class A1, 3 Mo. LIBOR + 1.55% (b) (c)...........     1.77%       07/20/33         2,506,527
                Mastr Asset Backed Securities Trust
     8,113,157     Series 2006-WMC3, Class A2, 1 Mo. LIBOR + 0.05% (c)..............     0.17%       08/25/36         3,859,699
                Merrill Lynch First Franklin Mortgage Loan Trust
       350,884     Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (c)................     0.25%       06/25/37           321,330
                Mid-State Trust
       169,223     Series 2003-11, Class A1.........................................     4.86%       07/15/38           181,239
                Morgan Stanley ABS Capital I, Inc. Trust
    12,341,679     Series 2006-HE4, Class A3, 1 Mo. LIBOR + 0.30% (c)...............     0.42%       06/25/36         8,463,094
     6,400,003     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (c)..............     0.22%       10/25/36         3,870,916
       823,826     Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.57% (c)...............     0.69%       12/25/35           821,378
     7,095,931     Series 2007-HE1, Class A2D, 1 Mo. LIBOR + 0.23% (c)..............     0.35%       11/25/36         5,293,131
    30,079,114     Series 2007-HE2, Class A2D, 1 Mo. LIBOR + 0.21% (c)..............     0.33%       01/25/37        18,936,423
                Navient Student Loan Trust
       265,935     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (c).................     0.63%       06/25/31           264,238
       224,365     Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (c)..................     0.74%       03/25/83           222,069
       187,319     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (c).................     0.72%       04/25/40           185,673
     1,750,000     Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (b) (c)............     1.62%       06/25/65         1,814,907
     3,890,791     Series 2016-5A, Class A, 1 Mo. LIBOR + 1.25% (b) (c).............     1.37%       06/25/65         4,011,322
       300,000     Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (c)............     1.17%       07/26/66           306,467
     3,439,275     Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (b) (c).............     0.92%       07/26/66         3,450,238
                New Century Home Equity Loan Trust
     2,600,000     Series 2005-4, Class M3, 1 Mo. LIBOR + 0.83% (c).................     0.94%       09/25/35         2,587,809
                OCP CLO Ltd.
     6,200,000     Series 2020-19A, Class A1, 3 Mo. LIBOR + 1.75% (b) (c)...........     1.97%       07/20/31         6,218,441
                Palmer Square Loan Funding Ltd.
       166,472     Series 2019-1A, Class A1, 3 Mo. LIBOR + 1.05% (b) (c)............     1.27%       04/20/27           166,571
     1,539,919     Series 2019-4A, Class A1, 3 Mo. LIBOR + 0.90% (b) (c)............     1.12%       10/24/27         1,540,693
                Residential Asset Mortgage Products, Inc.
        75,556     Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (c)...............     0.75%       03/25/36            75,701
     2,000,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.45% (c)...............     0.79%       03/25/36         2,006,189


Page 30                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Residential Asset Securities Corp.
$      205,446     Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (c)..............     0.68%       04/25/36    $      203,090
     1,397,097     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (c)...............     0.61%       04/25/36         1,371,948
                Rockford Tower CLO Ltd.
    10,000,000     Series 2017-3A, Class A, 3 Mo. LIBOR + 1.19% (b) (c).............     1.41%       10/20/30        10,007,607
                Saxon Asset Securities Trust
       693,671     Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (c)................     0.36%       05/25/47           603,364
                Securitized Asset-Backed Receivables LLC Trust
       134,695     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.59% (c)...............     0.70%       10/25/35           134,181
    26,685,612     Series 2006-WM4, Class A1, 1 Mo. LIBOR + 0.19% (b) (c)...........     0.31%       11/25/36        16,870,238
                Skyline Aircraft Finance LLC
    14,000,000     Series 2020-1, Class A (e).......................................     3.23%       05/10/38        14,000,000
                SLC Student Loan Trust
     5,054,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (c).................     0.38%       03/15/55         4,914,466
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (c).................     0.38%       09/15/39           126,639
     1,807,477     Series 2008-1, Class A4A, 3 Mo. LIBOR + 1.60% (c)................     1.82%       12/15/32         1,859,439
                SLM Student Loan Trust
        92,891     Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (c)...........     0.69%       12/15/27            92,918
       565,546     Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (c)................     0.82%       01/25/41           566,599
        24,727     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (c).................     0.60%       10/25/24            24,708
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (c)..................     0.97%       10/27/70            72,824
       865,024     Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (c).................     0.87%       01/25/22           839,399
     5,080,029     Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (c).................     0.97%       04/25/23         4,962,227
       130,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (c)..................     1.42%       01/25/83           117,030
       700,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (c)..................     1.42%       04/26/83           655,174
     5,182,443     Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (c).................     1.32%       07/25/23         5,170,763
       320,000     Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (c)..................     2.07%       07/26/83           319,610
     2,451,961     Series 2008-8, Class A4, 3 Mo. LIBOR + 1.50% (c).................     1.72%       04/25/23         2,468,716
     4,150,000     Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (c).................     1.32%       10/25/34         4,224,070
       729,855     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (c)..................     0.82%       01/25/29           709,027
       716,012     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (c)..................     0.77%       12/27/38           712,955
       267,368     Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (c).................     0.87%       05/26/26           265,053
     3,842,475     Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (c).................     0.77%       05/26/26         3,772,688
       555,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (c)..................     1.92%       09/25/43           551,258
       136,926     Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (c)..................     0.57%       06/25/43           135,777
                Soundview Home Loan Trust
     7,728,748     Series 2007-OPT4, Class 1A1, 1 Mo. LIBOR + 1.00% (c).............     1.12%       09/25/37         6,260,400
       878,391     Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (c).................     0.92%       07/25/34           869,714
       214,500     Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (c).................     0.85%       03/25/35           214,125
                Structured Asset Securities Corp. Mortgage Loan Trust
     1,350,000     Series 2005-NC2, Class M5, 1 Mo. LIBOR + 0.93% (c)...............     1.05%       05/25/35         1,345,259
                TAL Advantage VII LLC
    11,475,000     Series 2020-1A, Class A (b)......................................     2.05%       09/20/45        11,655,137
                TIF Funding II LLC
     9,336,250     Series 2020-1A, Class A (b)......................................     2.09%       08/20/45         9,439,049
                Towd Point Mortgage Trust
       154,623     Series 2015-2, Class 1A13 (b) (c)................................     2.50%       11/25/60           154,945
                Treman Park CLO Ltd.
       778,297     Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (b) (c)...........     1.29%       10/20/28           780,315
                Voya CLO Ltd.
        47,991     Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (c)...........     0.94%       07/25/26            47,993


                        See Notes to Financial Statements                Page 31


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Wachovia Student Loan Trust
$      960,462     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (c).............     0.39%       04/25/40    $      943,752
                WaMu Asset-Backed Certificates WaMu Trust
     1,197,188     Series 2007-HE2, Class 2A1, 1 Mo. LIBOR + 0.11% (c)..............     0.23%       04/25/37           598,815
     4,154,445     Series 2007-HE2, Class 2A2, 1 Mo. LIBOR + 0.19% (c)..............     0.31%       04/25/37         2,100,052
     8,902,382     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (c)..............     0.37%       04/25/37         4,535,077
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................     321,345,433
                (Cost $314,050,941)                                                                              --------------



  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES-- 4.4%

                BRAZIL -- 0.1%
     3,830,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30         3,817,553
                                                                                                                 --------------
                CHILE -- 0.0%
     1,400,000  Chile Government International Bond (USD)...........................     2.45%       01/31/31         1,423,114
                                                                                                                 --------------
                COLOMBIA -- 0.2%
       684,000  Colombia Government International Bond (USD)........................     4.50%       01/28/26           757,431
     4,900,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30         4,869,988
       471,000  Colombia Government International Bond (USD)........................     3.13%       04/15/31           469,469
     1,633,000  Colombia Government International Bond (USD)........................     5.20%       05/15/49         1,823,726
                                                                                                                 --------------
                                                                                                                      7,920,614
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.1%
     3,485,000  Dominican Republic International Bond (USD) (b).....................     4.50%       01/30/30         3,532,919
     1,680,000  Dominican Republic International Bond (USD) (i).....................     4.88%       09/23/32         1,711,500
                                                                                                                 --------------
                                                                                                                      5,244,419
                                                                                                                 --------------
                EGYPT -- 0.0%
       800,000  Egypt Government International Bond (USD) (b).......................     5.58%       02/21/23           834,860
     1,200,000  Egypt Government International Bond (USD) (b).......................     7.60%       03/01/29         1,325,220
                                                                                                                 --------------
                                                                                                                      2,160,080
                                                                                                                 --------------
                INDONESIA -- 0.1%
       957,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           982,187
     2,600,000  Perusahaan Penerbit SBSN Indonesia III (USD) (b)....................     2.80%       06/23/30         2,626,026
                                                                                                                 --------------
                                                                                                                      3,608,213
                                                                                                                 --------------
                JAPAN -- 2.7%
 4,735,000,000  Japan Treasury Discount Bill, Series 956 (JPY)......................      (j)        03/15/21        44,422,174
 4,815,000,000  Japan Treasury Discount Bill, Series 958 (JPY)......................      (j)        03/22/21        45,173,574
 4,970,000,000  Japan Treasury Discount Bill, Series 962 (JPY)......................      (j)        04/05/21        46,629,592
                                                                                                                 --------------
                                                                                                                    136,225,340
                                                                                                                 --------------
                MEXICO -- 0.2%
     8,772,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         8,471,647
     1,560,000  Mexico Government International Bond (USD)..........................     3.77%       05/24/61         1,375,350
                                                                                                                 --------------
                                                                                                                      9,846,997
                                                                                                                 --------------


Page 32                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                PANAMA -- 0.1%
     5,383,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30    $    5,621,924
       500,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           478,750
                                                                                                                 --------------
                                                                                                                      6,100,674
                                                                                                                 --------------
                PARAGUAY -- 0.1%
     3,300,000  Paraguay Government International Bond (USD) (b)....................     4.95%       04/28/31         3,745,500
       647,000  Paraguay Government International Bond (USD) (b)....................     2.74%       01/29/33           622,738
                                                                                                                 --------------
                                                                                                                      4,368,238
                                                                                                                 --------------
                PERU -- 0.1%
     1,175,000  Peruvian Government International Bond (USD)........................     4.13%       08/25/27         1,337,221
     5,675,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30         5,899,503
                                                                                                                 --------------
                                                                                                                      7,236,724
                                                                                                                 --------------
                QATAR -- 0.1%
     3,724,000  Qatar Government International Bond (USD) (i).......................     4.50%       04/23/28         4,406,535
     2,053,000  Qatar Government International Bond (USD) (i).......................     4.63%       06/02/46         2,466,638
                                                                                                                 --------------
                                                                                                                      6,873,173
                                                                                                                 --------------
                ROMANIA -- 0.1%
     2,800,000  Romanian Government International Bond (USD) (i)....................     3.00%       02/14/31         2,841,952
                                                                                                                 --------------
                RUSSIA -- 0.0%
     1,600,000  Russian Foreign Bond - Eurobond (USD) (i)...........................     4.38%       03/21/29         1,814,024
                                                                                                                 --------------
                SAUDI ARABIA -- 0.2%
     4,040,000  Saudi Government International Bond (USD) (i).......................     3.63%       03/04/28         4,464,345
     1,120,000  Saudi Government International Bond (USD) (b).......................     2.75%       02/03/32         1,143,212
     1,200,000  Saudi Government International Bond (USD) (i).......................     4.50%       10/26/46         1,349,172
       600,000  Saudi Government International Bond (USD) (b).......................     3.75%       01/21/55           594,099
                                                                                                                 --------------
                                                                                                                      7,550,828
                                                                                                                 --------------
                SOUTH AFRICA -- 0.1%
     3,924,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29         3,971,724
     1,400,000  Republic of South Africa Government International Bond (USD)........     5.75%       09/30/49         1,290,553
                                                                                                                 --------------
                                                                                                                      5,262,277
                                                                                                                 --------------
                TURKEY -- 0.0%
     1,200,000  Turkey Government International Bond (USD)..........................     3.25%       03/23/23         1,194,990
                                                                                                                 --------------
                UNITED ARAB EMIRATES -- 0.1%
     3,037,000  Abu Dhabi Government International Bond (USD) (i)...................     2.50%       09/30/29         3,153,241
                                                                                                                 --------------
                URUGUAY -- 0.1%
     3,260,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31         3,770,435
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................     220,412,886
                (Cost $225,537,386)                                                                              --------------


                        See Notes to Financial Statements                Page 33


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 3.9%

                AGRICULTURE -- 0.2%
     2,325,000  Imperial Brands Finance PLC (USD) (b)...............................     3.13%       07/26/24    $    2,474,369
     5,085,000  Imperial Brands Finance PLC (USD) (b)...............................     4.25%       07/21/25         5,652,042
                                                                                                                 --------------
                                                                                                                      8,126,411
                                                                                                                 --------------
                AIRLINES -- 0.0%
       654,000  Air Canada Pass-Through Trust, Series 2017-1, Class AA
                   (USD) (b)........................................................     3.30%       01/15/30           638,821
                                                                                                                 --------------
                BANKS -- 0.9%
     1,000,000  Banco Nacional de Comercio Exterior SNC (USD) (b) (d)...............     3.80%       08/11/26         1,003,570
     4,880,000  Credit Suisse Group AG (b) (d)......................................     1.31%       02/02/27         4,815,414
       400,000  Global Bank Corp. (USD) (d) (i).....................................     5.25%       04/16/29           426,600
     4,145,000  HSBC Holdings PLC (USD), 3 Mo. LIBOR + 1.00% (c)....................     1.19%       05/18/24         4,201,759
        20,000  HSBC Holdings PLC (USD) (d).........................................     2.63%       11/07/25            21,140
     3,450,000  HSBC Holdings PLC (USD) (d).........................................     1.59%       05/24/27         3,441,043
     7,100,000  HSBC Holdings PLC (USD) (d).........................................     2.01%       09/22/28         7,138,545
     1,155,000  Lloyds Banking Group PLC (USD)......................................     4.05%       08/16/23         1,252,539
     1,870,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24         2,047,268
     3,125,000  Lloyds Banking Group PLC (USD) (d)..................................     3.87%       07/09/25         3,424,139
     7,085,000  Macquarie Group Ltd. (USD) (b) (d)..................................     1.34%       01/12/27         7,023,903
       500,000  Santander UK Group Holdings PLC (USD) (d)...........................     3.37%       01/05/24           525,080
     9,565,000  Santander UK Group Holdings PLC (USD) (d)...........................     4.80%       11/15/24        10,597,738
     1,585,000  Santander UK Group Holdings PLC (USD) (d)...........................     1.53%       08/21/26         1,585,149
                                                                                                                 --------------
                                                                                                                     47,503,887
                                                                                                                 --------------
                BEVERAGES -- 0.0%
       245,000  Bacardi Ltd. (USD) (b)..............................................     4.70%       05/15/28           285,007
       385,000  Bacardi Ltd. (USD) (b)..............................................     5.30%       05/15/48           491,079
     1,800,000  Diageo Capital PLC (USD)............................................     2.13%       04/29/32         1,802,322
                                                                                                                 --------------
                                                                                                                      2,578,408
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.3%
     2,800,000  DP World Crescent Ltd. (USD) (b)....................................     4.85%       09/26/28         3,171,238
     1,689,000  IHS Markit Ltd. (USD) (b)...........................................     5.00%       11/01/22         1,795,028
     2,500,000  IHS Markit Ltd. (USD)...............................................     3.63%       05/01/24         2,703,912
       795,000  IHS Markit Ltd. (USD) (b)...........................................     4.75%       02/15/25           895,687
     5,865,000  IHS Markit Ltd. (USD) (b)...........................................     4.00%       03/01/26         6,536,630
       250,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           293,919
                                                                                                                 --------------
                                                                                                                     15,396,414
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.6%
     1,500,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.95%       02/01/22         1,540,525
     1,100,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       05/26/22         1,133,026
     1,000,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.50%       09/15/23         1,079,795
     2,841,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.88%       01/16/24         3,098,988
     1,185,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.45%       10/01/25         1,293,673
     3,380,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     5.13%       10/01/23         3,626,035
       135,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     5.25%       05/15/24           146,896
       885,000  Avolon Holdings Funding Ltd. (USD) (b)..............................     2.88%       02/15/25           889,348
       840,000  Fondo Mivivienda S.A. (USD) (i).....................................     3.50%       01/31/23           886,330
     9,840,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35        11,165,108


Page 34                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
     1,240,000  Park Aerospace Holdings Ltd. (USD) (b)..............................     5.25%       08/15/22    $    1,296,407
       850,000  Park Aerospace Holdings Ltd. (USD) (b)..............................     4.50%       03/15/23           889,038
     1,670,000  Park Aerospace Holdings Ltd. (USD) (b)..............................     5.50%       02/15/24         1,817,466
                                                                                                                 --------------
                                                                                                                     28,862,635
                                                                                                                 --------------
                ELECTRIC -- 0.0%
     1,200,000  Empresas Publicas de Medellin ESP (USD) (i).........................     4.38%       02/15/31         1,228,962
       600,000  Minejesa Capital B.V. (USD) (b).....................................     5.63%       08/10/37           636,000
       250,000  Mong Duong Finance Holdings B.V. (USD) (i)..........................     5.13%       05/07/29           254,219
                                                                                                                 --------------
                                                                                                                      2,119,181
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
     2,151,000  GFL Environmental, Inc. (USD) (b)...................................     3.75%       08/01/25         2,195,364
       890,000  GFL Environmental, Inc. (USD) (b)...................................     5.13%       12/15/26           940,152
                                                                                                                 --------------
                                                                                                                      3,135,516
                                                                                                                 --------------
                FOOD -- 0.0%
       150,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (b)........................................................     5.50%       01/15/30           168,187
                                                                                                                 --------------
                MEDIA -- 0.2%
       400,000  Virgin Media Secured Finance PLC (USD) (b)..........................     5.50%       08/15/26           417,200
       345,000  Virgin Media Secured Finance PLC (USD) (b)..........................     5.50%       05/15/29           370,326
     6,737,000  Virgin Media Secured Finance PLC (USD) (b)..........................     4.50%       08/15/30         6,895,320
                                                                                                                 --------------
                                                                                                                      7,682,846
                                                                                                                 --------------
                MINING -- 0.2%
        64,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     4.50%       09/16/25            72,554
       900,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     3.63%       08/01/27           990,746
     3,155,000  Corp. Nacional del Cobre de Chile (USD) (i).........................     3.15%       01/14/30         3,333,780
     3,060,000  Indonesia Asahan Aluminium Persero PT (USD) (b).....................     6.53%       11/15/28         3,751,943
       600,000  Indonesia Asahan Aluminium Persero PT (USD) (b).....................     5.45%       05/15/30           688,950
                                                                                                                 --------------
                                                                                                                      8,837,973
                                                                                                                 --------------
                OIL & GAS -- 0.4%
       200,000  Ecopetrol S.A. (USD)................................................     5.88%       05/28/45           216,716
     1,600,000  KazMunayGas National Co. JSC (USD) (b)..............................     3.50%       04/14/33         1,635,984
     2,691,000  KazMunayGas National Co. JSC (USD) (i)..............................     5.75%       04/19/47         3,180,929
     2,504,000  Pertamina Persero PT (USD) (b)......................................     3.10%       08/27/30         2,566,321
     1,267,000  Petrobras Global Finance B.V. (USD).................................     5.09%       01/15/30         1,344,034
       750,000  Petroleos del Peru S.A. (USD) (i)...................................     4.75%       06/19/32           817,500
     1,590,000  Petroleos Mexicanos (USD)...........................................     5.95%       01/28/31         1,535,344
       215,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           204,477
     2,430,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47         2,142,652
     2,035,000  Petroleos Mexicanos (USD)...........................................     7.69%       01/23/50         1,938,846
     1,705,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60         1,509,351
     2,713,000  Petronas Capital Ltd. (USD) (b).....................................     3.50%       04/21/30         2,985,147
     1,150,000  Saudi Arabian Oil Co. (USD) (b).....................................     2.25%       11/24/30         1,123,379
       600,000  Saudi Arabian Oil Co. (USD) (i).....................................     4.25%       04/16/39           662,875
       171,825  Transocean Pontus Ltd. (USD) (b)....................................     6.13%       08/01/25           164,415
       517,000  Transocean Poseidon Ltd. (USD) (b)..................................     6.88%       02/01/27           484,364
                                                                                                                 --------------
                                                                                                                     22,512,334
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 35


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                OIL & GAS SERVICES -- 0.0%
     1,943,400  Transocean Phoenix 2 Ltd. (USD) (b).................................     7.75%       10/15/24    $    1,928,824
        15,000  Transocean Proteus Ltd. (USD) (b)...................................     6.25%       12/01/24            14,513
                                                                                                                 --------------
                                                                                                                      1,943,337
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.1%
     1,363,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (b)........................................................     5.25%       04/30/25         1,439,798
     1,514,000  Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
                   (USD) (b)........................................................     4.13%       08/15/26         1,568,743
        51,000  OI European Group B.V. (USD) (b)....................................     4.00%       03/15/23            52,307
     1,562,000  Trivium Packaging Finance B.V. (USD) (b)............................     5.50%       08/15/26         1,637,093
                                                                                                                 --------------
                                                                                                                      4,697,941
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.1%
     7,034,000  Bausch Health Cos., Inc. (USD) (b)..................................     7.00%       03/15/24         7,192,705
                                                                                                                 --------------
                PIPELINES -- 0.0%
       800,000  Southern Gas Corridor CJSC (USD) (i)................................     6.88%       03/24/26           957,900
                                                                                                                 --------------
                RETAIL -- 0.2%
     3,475,000  1011778 BC ULC / New Red Finance, Inc. (USD) (b)....................     3.50%       02/15/29         3,412,016
       100,000  Alimentation Couche-Tard, Inc. (USD) (b)............................     3.55%       07/26/27           109,825
     4,230,000  Alimentation Couche-Tard, Inc. (USD) (b)............................     3.80%       01/25/50         4,499,798
                                                                                                                 --------------
                                                                                                                      8,021,639
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.3%
     4,895,000  Nationwide Building Society (USD) (b) (d)...........................     3.62%       04/26/23         5,063,851
     6,645,000  Nationwide Building Society (USD) (b) (d)...........................     3.77%       03/08/24         7,052,972
     1,300,000  Nationwide Building Society (USD) (b) (d)...........................     4.36%       08/01/24         1,411,358
                                                                                                                 --------------
                                                                                                                     13,528,181
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.1%
     2,880,000  Broadcom Corp. / Broadcom Cayman Finance Ltd. (USD).................     3.63%       01/15/24         3,099,112
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.2%
       400,000  C&W Senior Financing DAC (USD) (b)..................................     6.88%       09/15/27           429,250
     2,000,000  Intelsat Jackson Holdings S.A. (USD) (k)............................     5.50%       08/01/23         1,275,000
     3,860,000  Intelsat Jackson Holdings S.A. (USD) (b) (k)........................     8.50%       10/15/24         2,518,264
       390,000  Intelsat Jackson Holdings S.A. (USD) (b) (k)........................     9.75%       07/15/25           250,458
       500,000  SES S.A. (USD) (b)..................................................     3.60%       04/04/23           528,289
       330,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           359,736
     2,777,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49         3,373,172
     1,375,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50         1,527,468
                                                                                                                 --------------
                                                                                                                     10,261,637
                                                                                                                 --------------
                TRANSPORTATION -- 0.0%
       726,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (b).............     3.65%       05/07/30           805,698
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................     198,070,763
                (Cost $195,381,299)                                                                              --------------


Page 36                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS -- 1.8%

                ARIZONA -- 0.0%
$    2,195,000  Maricopa Cnty Indl Dev Auth.........................................     3.00%       01/01/49    $    2,236,990
                                                                                                                 --------------
                CALIFORNIA -- 0.4%
     1,505,000  City of Los Angeles Dept of Arpts...................................     5.00%       05/15/39         1,893,019
     4,040,000  City of San Francisco CA Public Utilities Commission Water Rev......     2.83%       11/01/41         4,176,067
     2,585,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34         3,538,710
     4,215,000  Los Angeles Community College District..............................     2.11%       08/01/32         4,290,786
     4,715,000  Regents of the Univ of CA Medical Center Pooled Rev.................     3.26%       05/15/60         4,967,677
                                                                                                                 --------------
                                                                                                                     18,866,259
                                                                                                                 --------------
                COLORADO -- 0.1%
     4,080,000  City & Cnty of Denver CO Arpt System Rev, Ser C.....................     2.14%       11/15/29         4,182,041
                                                                                                                 --------------
                FLORIDA -- 0.1%
     2,000,000  Cnty of Miami-Dade FL Aviation Rev..................................     2.53%       10/01/30         2,047,180
     1,790,000  Cnty of Miami-Dade FL Aviation Rev..................................     5.00%       10/01/49         2,141,771
     1,250,000  Greater Orlando Aviation Auth.......................................     5.00%       10/01/44         1,509,300
       800,000  Greater Orlando Aviation Auth.......................................     5.00%       10/01/54           957,448
                                                                                                                 --------------
                                                                                                                      6,655,699
                                                                                                                 --------------
                MARYLAND -- 0.1%
       820,000  Baltimore MD Rev Wastewater Proj, Ser A.............................     2.13%       07/01/33           823,157
     1,250,000  Baltimore MD Rev Wastewater Proj, Ser A.............................     2.23%       07/01/34         1,255,950
     1,450,000  Baltimore MD Rev Wastewater Proj, Ser B.............................     2.23%       07/01/34         1,492,833
                                                                                                                 --------------
                                                                                                                      3,571,940
                                                                                                                 --------------
                MASSACHUSETTS -- 0.1%
     2,695,000  Commonwealth of MA..................................................     3.00%       03/01/49         2,825,600
     1,845,000  Massachusetts Sch Bldg Auth.........................................     2.97%       10/15/32         1,928,671
                                                                                                                 --------------
                                                                                                                      4,754,271
                                                                                                                 --------------
                NEW JERSEY -- 0.0%
     2,000,000  NJ St Turnpike Auth Rev.............................................     1.86%       01/01/31         1,964,800
       500,000  NJ St Turnpike Auth Rev.............................................     3.73%       01/01/36           574,375
                                                                                                                 --------------
                                                                                                                      2,539,175
                                                                                                                 --------------
                NEW YORK -- 0.9%
     3,170,000  City of New York NY.................................................     3.62%       04/01/31         3,550,210
     3,620,000  City of New York NY.................................................     1.92%       08/01/31         3,563,890
     1,225,000  Metro Transprtn Auth................................................     5.18%       11/15/49         1,584,243
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27           484,720
       970,000  New York City NY Transitional Fin Auth Rev, Ser A-3.................     3.96%       08/01/32         1,097,060
     6,940,000  New York City NY Transitional Fin Auth Rev, Ser B-3.................     1.85%       08/01/32         6,808,695
     2,000,000  New York City NY Transitional Fin Auth Rev, Ser C-1.................     4.00%       05/01/43         2,271,280
       750,000  New York City Water & Sewer System..................................     4.00%       06/15/50           865,103
     1,615,000  New York City Water & Sewer System..................................     5.00%       06/15/50         2,020,139
     5,140,000  New York State Urban Development Corp...............................     2.97%       03/15/34         5,381,888
     3,945,000  New York State Urban Development Corp...............................     4.00%       03/15/43         4,477,851
     2,690,000  NY St Dorm Auth.....................................................     5.00%       03/15/24         3,046,533
     1,405,000  NY St Dorm Auth.....................................................     2.96%       02/15/32         1,531,520
     5,355,000  NY St Dorm Auth.....................................................     4.00%       03/15/44         6,088,260


                        See Notes to Financial Statements                Page 37


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                NEW YORK (CONTINUED)
$    1,870,000  Port Auth of NY & NJ................................................     4.00%       07/15/50    $    2,079,085
                                                                                                                 --------------
                                                                                                                     44,850,477
                                                                                                                 --------------
                NORTH CAROLINA -- 0.1%
     2,250,000  Univ of NC at Chapel Hill...........................................     3.33%       12/01/36         2,575,620
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................      90,232,472
                (Cost $88,745,939)                                                                               --------------



  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (l)    MATURITY (m)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 1.6%

                CABLE AND SATELLITE -- 0.1%
     2,350,000  Eagleview Technology Corp., Term Loan B, 3 Mo. LIBOR + 3.50%,
                   0.00% Floor......................................................     3.62%       08/14/25         2,319,450
       725,000  Virgin Media Bristol LLC, Term Loan N, 1 Mo. LIBOR + 2.50%,
                   0.00% Floor......................................................     2.62%       01/31/28           723,021
                                                                                                                 --------------
                                                                                                                      3,042,471
                                                                                                                 --------------
                CONSUMER PRODUCTS -- 0.1%
     7,155,129  Zep, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor............     5.00%       08/11/24         7,078,497
                                                                                                                 --------------
                DIVERSIFIED MANUFACTURING -- 0.0%
     1,296,701  Mirion Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%,
                   0.00% Floor......................................................     4.23%       03/06/26         1,298,321
                                                                                                                 --------------
                ENTERTAINMENT -- 0.1%
     4,000,000  Caesars Resort Collection LLC, Term Loan B, 3 Mo. LIBOR +
                   2.75%, 0.00% Floor...............................................     2.86%       12/22/24         3,962,520
                                                                                                                 --------------
                ENVIRONMENTAL -- 0.0%
       319,103  GFL Environmental, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.50% Floor......................................................     3.50%       05/31/25           320,433
                                                                                                                 --------------
                FOOD AND BEVERAGE -- 0.0%
       175,056  Hostess Brands LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       08/03/25           174,728
         1,629  Hostess Brands LLC, Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       08/03/25             1,626
       466,799  Hostess Brands LLC, Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       08/03/25           465,924
                                                                                                                 --------------
                                                                                                                        642,278
                                                                                                                 --------------
                GAMING -- 0.0%
       250,000  VICI Properties, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00%
                   Floor............................................................     1.86%       12/22/24           248,220
                                                                                                                 --------------
                HEALTHCARE -- 0.3%
     2,150,000  ADMI Corp., Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor..........     3.75%       12/23/27         2,139,637
     4,827,461  Aveanna Healthcare LLC, Term Loan, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor......................................................     5.25%       03/16/24         4,789,228
       897,739  CPI Holdco LLC, Term Loan, 1 Mo. LIBOR + 4.00%, 0.00%
                   Floor............................................................     4.12%       11/04/26           900,549


Page 38                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (l)    MATURITY (m)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTHCARE (CONTINUED)
$    2,879,096  Gentiva Health Services Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor......................................................     2.88%       07/02/25    $    2,880,910
       247,500  Grifols Worldwide Operations Ltd., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor...............................................     2.09%       11/15/27           246,777
     1,472,927  Pathway Vet Alliance LLC, Term Loan, 1 Mo. LIBOR + 3.75%,
                   0.00% Floor......................................................     3.87%       03/31/27         1,474,400
                                                                                                                 --------------
                                                                                                                     12,431,501
                                                                                                                 --------------
                INSURANCE -- 0.0%
     2,000,000  AmWINS Group Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75%
                   Floor............................................................     3.00%       02/19/28         1,999,160
                                                                                                                 --------------
                LEISURE -- 0.1%
     3,090,000  Crown Finance U.S., Inc, PIK Term B1 (n)............................     5.25%       05/23/24         3,932,025
                                                                                                                 --------------
                MEDICAL EQUIPMENT & DEVICES -- 0.1%
     4,250,000  Avantor Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor.........     3.50%       11/06/27         4,272,567
                                                                                                                 --------------
                PACKAGING -- 0.2%
     1,425,000  Berry Global, Inc., Term Loan Y, 1 Mo. LIBOR + 2.00%, 0.00%
                   Floor............................................................     2.12%       07/01/26         1,423,732
     4,350,000  Charter NEX U.S., Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75%
                   Floor............................................................     5.00%       12/01/27         4,382,625
     1,550,000  Plaze, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor..........     4.50%       08/03/26         1,544,188
     4,621,647  Proampac PG Borrower LLC, Term Loan B, 1 Mo. LIBOR +
                   4.00%, 1.00% Floor...............................................     5.00%       11/03/25         4,633,201
                                                                                                                 --------------
                                                                                                                     11,983,746
                                                                                                                 --------------
                PHARMACEUTICALS -- 0.2%
       724,457  Bausch Health Cos., Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor......................................................     3.12%       06/01/25           725,094
     5,084,611  Elanco Animal Health, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor......................................................     1.87%       02/04/27         5,071,900
     2,350,000  Horizon Therapeutics USA, Inc., Term Loan B2, 1 Mo. LIBOR +
                   2.00%, 0.50% Floor...............................................     2.50%       03/15/28         2,352,938
                                                                                                                 --------------
                                                                                                                      8,149,932
                                                                                                                 --------------
                RESTAURANTS -- 0.1%
     3,715,473  Northeast Foods LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00%
                   Floor............................................................     3.87%       07/20/25         3,666,726
                                                                                                                 --------------
                TECHNOLOGY -- 0.1%
     1,350,000  CT Technologies Intermediate Holdings, Inc., Term Loan, 1 Mo.
                   LIBOR + 5.00%, 1.00% Floor.......................................     6.00%       12/16/25         1,355,062
     4,021,734  Waystar Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%,
                   0.00% Floor......................................................     4.12%       10/23/26         4,034,322
                                                                                                                 --------------
                                                                                                                      5,389,384
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.1%
     2,000,000  Intelsat Jackson Holdings S.A., Term Loan B, 1 Mo. LIBOR +
                   3.75%, 1.00% Floor...............................................     4.75%       11/27/23         2,028,120


                        See Notes to Financial Statements                Page 39


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                                           STATED
    VALUE                                   DESCRIPTION                                RATE (l)    MATURITY (m)      VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
$    1,250,000  Intelsat Jackson Holdings S.A., Term Loan B.........................     6.63%       01/02/24    $    1,273,437
                                                                                                                 --------------
                                                                                                                      3,301,557
                                                                                                                 --------------
                WIRELINES -- 0.1%
     2,247,500  CenturyLink, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00%
                   Floor............................................................     2.36%       03/15/27         2,237,791
       579,013  Front Range Bidco, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor......................................................     3.12%       03/09/27           577,907
     3,250,000  Level 3 Parent LLC, Term Loan B, 1 Mo. LIBOR + 1.75%,
                   0.00% Floor......................................................     1.86%       03/01/27         3,238,495
                                                                                                                 --------------
                                                                                                                      6,054,193
                                                                                                                 --------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS......................................................      77,773,531
                (Cost $76,923,339)                                                                               --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CAPITAL PREFERRED SECURITIES -- 0.0%

                ELECTRIC -- 0.0%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (c)..............     3.34%       10/01/42           299,306
                                                                                                                 --------------
                TOTAL CAPITAL PREFERRED SECURITIES.............................................................         299,306
                (Cost $290,250)                                                                                  --------------

U.S. TREASURY BILLS -- 11.3%

    25,000,000  U.S. Cash Management Bill...........................................      (j)        07/13/21        24,998,139
    31,450,000  U.S. Treasury Bill..................................................      (j)        03/11/21        31,449,760
   101,275,000  U.S. Treasury Bill..................................................      (j)        04/08/21       101,271,926
   119,930,000  U.S. Treasury Bill..................................................      (j)        05/06/21       119,923,404
    46,635,000  U.S. Treasury Bill..................................................      (j)        08/12/21        46,624,909
   246,710,000  U.S. Treasury Bill..................................................      (j)        08/19/21       246,651,406
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................     570,919,544
                (Cost $570,924,054)                                                                              --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 12.6%

   635,805,438  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (o).....     635,805,438
                (Cost $635,805,438)                                                                              --------------
                TOTAL INVESTMENTS -- 134.5%....................................................................   6,779,811,080
                (Cost $6,787,734,139) (p)                                                                        --------------



                                                                    NOTIONAL        EXERCISE       EXPIRATION
                  DESCRIPTION                     COUNTERPARTY       AMOUNT           RATE            DATE           VALUE
-----------------------------------------------  --------------  --------------  --------------  --------------  --------------
PUT SWAPTIONS PURCHASED -- 0.0%

30 Year Interest Rate Swap, Pays 2.75% Semi-
Annual, Receives 3 Month LIBOR Quarterly          Barclays PLC   $   19,380,000      2.75%          01/23/54          1,009,411
                (Cost $571,710)                                                                                  --------------
                NET OTHER ASSETS AND LIABILITIES -- (34.5)%..................................................    (1,739,937,675)
                                                                                                                 --------------
                NET ASSETS -- 100.0%.........................................................................    $5,040,882,816
                                                                                                                 ==============


Page 40                 See Notes to Financial Statements


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2021 (See Note 2D - Forward
Foreign Currency Contracts in the Notes to Financial Statements):


                                                                   PURCHASE VALUE     SALE VALUE     UNREALIZED
  SETTLEMENT                        AMOUNT           AMOUNT            AS OF             AS OF      APPRECIATION
     DATE        COUNTERPARTY     PURCHASED           SOLD           2/28/2021         2/28/2021   (DEPRECIATION)
--------------  --------------  --------------  -----------------  --------------  --------------  --------------
  3/15/2021          GSIL       USD 45,498,441  JPY 4,735,000,000  $   45,498,441  $   44,428,661  $    1,069,780
  3/22/2021          GSIL       USD 46,328,591  JPY 4,815,000,000      46,328,591      45,183,189       1,145,402
   4/5/2021          GSIL       USD 47,900,383  JPY 4,970,000,000      47,900,383      46,645,821       1,254,562
                                                                                                   --------------
Net Unrealized Appreciation (Depreciation)                                                         $    3,469,744
                                                                                                   ==============


Counterparty Abbreviations:
GSIL  Goldman Sachs International, London

FUTURES CONTRACTS AT FEBRUARY 28, 2021 (See Note 2C - Futures Contracts in the
Notes to Financial Statements):


                                                                                                          UNREALIZED
                                                                                                         APPRECIATION
                                                         NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS              POSITION          CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE      VALUE
---------------------------------  -----------------  ---------------  ---------------  --------------  --------------
Ultra U.S. Treasury Bond Futures         Long               33            Jun-2021      $    6,239,062  $      (43,062)
U.S. 10-Year Ultra Treasury Notes        Short              11            Jun-2021          (1,620,781)         15,359
                                                                                        --------------  --------------
                                                                                        $    4,618,281  $      (27,703)
                                                                                        ==============  ==============


-----------------------------
(a)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(b)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $631,618,772 or 12.5% of net assets.

(c)   Floating or variable rate security.

(d)   Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2021. At a predetermined date, the fixed rate will change to a floating rate.

(e)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2021, securities noted as such are valued at
      $22,264,620 or 0.4% of net assets.

(f)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(g)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(h)   Step-up security. A security where the coupon increases or steps up at a predetermined date.

(i)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(j)  Zero coupon security.

(k)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(l)   Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset.

(m)   Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(n)   The issuer will pay interest on the loans in cash and in Payment-In-Kind
      ("PIK") interest. Interest paid in cash will accrue at the rate of 7.00%
      per annum ("Cash Interest Rate") and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.

                        See Notes to Financial Statements                Page 41


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

(o)   Rate shown reflects yield as of February 28, 2021.

(p)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,863,266 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $66,906,583. The net unrealized depreciation was $4,043,317. The unrealized amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

SOFR  - Secured Overnight Finance Rates

TBA   - To-Be-Announced Security

Currency Abbreviations:
JPY   - Japanese Yen
USD   - United States Dollar

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
U.S. Government Bonds and Notes..................... $1,849,275,673     $           --    $1,849,275,673     $           --
U.S. Government Agency Mortgage-Backed Securities...  1,638,538,785                 --     1,638,538,785                 --
Corporate Bonds and Notes*..........................    823,703,523                 --       823,703,523                 --
Mortgage-Backed Securities..........................    353,433,726                 --       353,433,726                 --
Asset-Backed Securities.............................    321,345,433                 --       321,345,433                 --
Foreign Sovereign Bonds and Notes**.................    220,412,886                 --       220,412,886                 --
Foreign Corporate Bonds and Notes*..................    198,070,763                 --       198,070,763                 --
Municipal Bonds***..................................     90,232,472                 --        90,232,472                 --
Senior Floating-Rate Loan Interests*................     77,773,531                 --        77,773,531                 --
Capital Preferred Securities*.......................        299,306                 --           299,306                 --
U.S. Treasury Bills.................................    570,919,544                 --       570,919,544                 --
Money Market Funds..................................    635,805,438        635,805,438                --                 --
                                                     --------------     --------------    --------------     --------------
Total Investments...................................  6,779,811,080        635,805,438     6,144,005,642                 --
Put Swaptions Purchased.............................      1,009,411                 --         1,009,411                 --
Forward Foreign Currency Contracts..................      3,469,744                 --         3,469,744                 --
Futures Contracts****...............................         15,359             15,359                --                 --
                                                     --------------     --------------    --------------     --------------
Total............................................... $6,784,305,594     $  635,820,797    $6,148,484,797     $  --
                                                     ==============     ==============    ==============     ==============

                                                     LIABILITIES TABLE
                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
Futures Contracts****...............................  $       (43,062)   $    (43,062)  $              -- $ --
                                                     ==============     ==============    ==============     ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

Page 42                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES -- 25.4%

                ADVERTISING -- 0.1%
$      415,000  National CineMedia LLC (a)..........................................     5.88%       04/15/28    $      382,838
                                                                                                                 --------------
                AEROSPACE/DEFENSE -- 0.2%
       635,000  Boeing (The) Co.....................................................     1.43%       02/04/24           636,313
                                                                                                                 --------------
                AGRICULTURE -- 0.4%
        30,000  BAT Capital Corp....................................................     2.73%       03/25/31            29,512
       250,000  BAT Capital Corp....................................................     4.54%       08/15/47           254,128
       645,000  Reynolds American, Inc..............................................     5.85%       08/15/45           762,145
                                                                                                                 --------------
                                                                                                                      1,045,785
                                                                                                                 --------------
                AIRLINES -- 0.8%
       338,525  American Airlines Pass-Through Trust, Series 2014-1, Class A........     3.70%       10/01/26           333,448
       259,388  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22           265,992
       163,377  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1.........     6.72%       01/02/23           167,493
       600,000  JetBlue Pass-Through Trust, Series 2020-1, Class A..................     4.00%       11/15/32           658,801
       508,412  United Airlines Pass-Through Trust, Series 2013-1, Class A..........     4.30%       08/15/25           531,161
        26,811  US Airways Pass-Through Trust, Series 2001-011G.....................     7.08%       03/20/21            26,787
       129,626  US Airways Pass-Through Trust, Series 2012-1, Class A...............     5.90%       10/01/24           132,216
                                                                                                                 --------------
                                                                                                                      2,115,898
                                                                                                                 --------------
                AUTO MANUFACTURERS -- 1.5%
       310,000  Daimler Finance North America LLC (a)...............................     2.20%       10/30/21           314,007
       520,000  Daimler Finance North America LLC, 3 Mo. LIBOR +
                   0.90% (a) (b)....................................................     1.09%       02/15/22           524,034
       580,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/18/21           580,710
       125,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.81% (b)..................     1.05%       04/05/21           124,907
       300,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)..................     1.10%       10/12/21           298,933
        96,000  Ford Motor Credit Co. LLC...........................................     3.22%       01/09/22            97,320
       500,000  Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.27% (b)..................     1.52%       03/28/22           497,567
       300,000  Ford Motor Credit Co. LLC...........................................     3.34%       03/28/22           304,035
       475,000  General Motors Financial Co., Inc...................................     3.55%       04/09/21           476,401
       405,000  General Motors Financial Co., Inc...................................     3.20%       07/06/21           407,948
       115,000  General Motors Financial Co., Inc...................................     4.38%       09/25/21           117,653
        80,000  General Motors Financial Co., Inc...................................     3.45%       04/10/22            82,185
                                                                                                                 --------------
                                                                                                                      3,825,700
                                                                                                                 --------------
                BANKS -- 1.9%
       465,000  Bank of America Corp., Medium-Term Note (c).........................     3.97%       02/07/30           527,566
       165,000  Bank of America Corp., Medium-Term Note (c).........................     2.88%       10/22/30           173,692
       100,000  Citigroup, Inc. (c).................................................     2.88%       07/24/23           103,302
       500,000  Citigroup, Inc. (c).................................................     3.35%       04/24/25           539,597
       225,000  Citigroup, Inc. (c).................................................     4.08%       04/23/29           255,313
       135,000  Comerica, Inc. (c)..................................................     5.63%         (d)              148,324
       355,000  JPMorgan Chase & Co. (c)............................................     2.18%       06/01/28           365,550
       200,000  JPMorgan Chase & Co. (c)............................................     4.01%       04/23/29           227,444
       250,000  Morgan Stanley, 3 Mo. LIBOR + 0.93% (b).............................     1.15%       07/22/22           250,837
       510,000  Morgan Stanley, Global Medium-Term Note.............................     3.70%       10/23/24           562,459
       510,000  Wells Fargo & Co., Medium-Term Note (c).............................     3.58%       05/22/28           563,606
       360,000  Wells Fargo & Co., Medium-Term Note (c).............................     2.39%       06/02/28           372,948
       250,000  Wells Fargo & Co., Medium-Term Note.................................     4.15%       01/24/29           287,539
       305,000  Wells Fargo & Co., Medium-Term Note (c).............................     2.88%       10/30/30           321,782


                        See Notes to Financial Statements                Page 43


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                BANKS (CONTINUED)
$      235,000  Wells Fargo & Co., Medium-Term Note (c).............................     5.01%       04/04/51    $      310,334
                                                                                                                 --------------
                                                                                                                      5,010,293
                                                                                                                 --------------
                BEVERAGES -- 0.4%
       235,000  Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
                   Inc..............................................................     4.90%       02/01/46           281,201
       215,000  Anheuser-Busch InBev Worldwide, Inc.................................     4.60%       04/15/48           247,388
       390,000  Constellation Brands, Inc...........................................     4.25%       05/01/23           420,285
                                                                                                                 --------------
                                                                                                                        948,874
                                                                                                                 --------------
                BIOTECHNOLOGY -- 0.3%
       650,000  Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (b)......................     0.77%       09/29/23           651,562
                                                                                                                 --------------

                BUILDING MATERIALS -- 0.1%
       300,000  Ingersoll-Rand Co...................................................     9.00%       08/15/21           310,039
                                                                                                                 --------------

                CHEMICALS -- 0.2%
       400,000  International Flavors & Fragrances, Inc.............................     4.45%       09/26/28           461,162
        15,000  Nutrition & Biosciences, Inc. (a)...................................     3.47%       12/01/50            15,151
                                                                                                                 --------------
                                                                                                                        476,313
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.3%
       175,000  Adtalem Global Education, Inc. (a)..................................     5.50%       03/01/28           174,580
       500,000  Global Payments, Inc................................................     3.80%       04/01/21           500,000
        61,000  Service Corp. International.........................................     4.63%       12/15/27            64,500
                                                                                                                 --------------
                                                                                                                        739,080
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 0.4%
       570,000  Air Lease Corp......................................................     3.88%       07/03/23           607,892
       500,000  Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b).............     1.14%       06/01/21           499,649
                                                                                                                 --------------
                                                                                                                      1,107,541
                                                                                                                 --------------
                ELECTRIC -- 1.7%
        75,000  Alliant Energy Finance LLC (a)......................................     3.75%       06/15/23            80,158
       600,000  Duquesne Light Holdings, Inc. (a)...................................     5.90%       12/01/21           621,531
       100,000  Evergy Metro, Inc...................................................     4.20%       06/15/47           116,604
       713,000  FirstEnergy Corp., Series C.........................................     3.40%       03/01/50           648,925
        75,000  Florida Power & Light Co............................................     3.95%       03/01/48            87,680
       100,000  Metropolitan Edison Co. (a).........................................     3.50%       03/15/23           103,782
       550,000  NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.27% (b)......     0.45%       02/22/23           550,232
       500,000  Pennsylvania Electric Co. (a).......................................     4.15%       04/15/25           540,363
       900,000  PNM Resources, Inc..................................................     3.25%       03/09/21           900,476
       100,000  Puget Sound Energy, Inc.............................................     4.22%       06/15/48           119,227
       450,000  Southwestern Electric Power Co., Series M...........................     4.10%       09/15/28           510,020
        75,000  Tucson Electric Power Co............................................     5.15%       11/15/21            76,619
                                                                                                                 --------------
                                                                                                                      4,355,617
                                                                                                                 --------------
                ENGINEERING & CONSTRUCTION -- 0.1%
       313,000  PowerTeam Services LLC (a)..........................................     9.03%       12/04/25           347,430
                                                                                                                 --------------
                ENTERTAINMENT -- 0.4%
       189,000  Caesars Entertainment, Inc. (a).....................................     6.25%       07/01/25           200,340
       515,000  Churchill Downs, Inc. (a)...........................................     5.50%       04/01/27           537,771


Page 44                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                ENTERTAINMENT (CONTINUED)
$      117,000  Live Nation Entertainment, Inc. (a).................................     4.75%       10/15/27    $      118,376
       116,000  Live Nation Entertainment, Inc. (a).................................     3.75%       01/15/28           116,473
                                                                                                                 --------------
                                                                                                                        972,960
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.2%
       200,000  Clean Harbors, Inc. (a).............................................     4.88%       07/15/27           208,838
       370,000  Waste Pro USA, Inc. (a).............................................     5.50%       02/15/26           381,439
                                                                                                                 --------------
                                                                                                                        590,277
                                                                                                                 --------------
                FOOD -- 0.5%
       240,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46           260,304
       430,000  Kraft Heinz Foods Co................................................     4.88%       10/01/49           502,631
       140,000  Kroger (The) Co.....................................................     4.45%       02/01/47           162,838
        20,000  Pilgrim's Pride Corp. (a)...........................................     5.88%       09/30/27            21,482
       387,000  Smithfield Foods, Inc. (a)..........................................     5.20%       04/01/29           448,549
                                                                                                                 --------------
                                                                                                                      1,395,804
                                                                                                                 --------------
                GAS -- 0.1%
       155,000  Southern Co. Gas Capital Corp.......................................     5.88%       03/15/41           211,969
                                                                                                                 --------------
                HEALTHCARE-PRODUCTS -- 0.1%
       208,000  Hologic, Inc. (a)...................................................     4.63%       02/01/28           220,652
                                                                                                                 --------------
                HEALTHCARE-SERVICES -- 1.6%
       635,000  Barnabas Health, Inc., Series 2012..................................     4.00%       07/01/28           720,863
       135,000  Centene Corp........................................................     4.25%       12/15/27           140,460
       461,000  Centene Corp........................................................     3.00%       10/15/30           468,814
       110,000  CommonSpirit Health.................................................     2.78%       10/01/30           114,155
       200,000  Fresenius Medical Care US Finance II, Inc. (a)......................     5.88%       01/31/22           209,540
       260,000  HCA, Inc............................................................     5.00%       03/15/24           290,998
        90,000  HCA, Inc............................................................     5.25%       04/15/25           103,527
       640,000  HCA, Inc............................................................     5.25%       06/15/49           795,973
       100,000  Humana, Inc.........................................................     3.15%       12/01/22           104,010
       120,000  Partners Healthcare System, Inc., Series 2020.......................     3.34%       07/01/60           123,687
       424,000  Prime Healthcare Services, Inc. (a).................................     7.25%       11/01/25           454,210
       190,000  Quest Diagnostics, Inc..............................................     4.20%       06/30/29           221,160
       150,000  Tenet Healthcare Corp...............................................     4.63%       07/15/24           152,400
       178,000  Tenet Healthcare Corp. (a)..........................................     4.63%       06/15/28           184,810
                                                                                                                 --------------
                                                                                                                      4,084,607
                                                                                                                 --------------
                HOUSEHOLD PRODUCTS/WARES -- 0.0%
        60,000  Spectrum Brands, Inc................................................     6.13%       12/15/24            61,596
                                                                                                                 --------------
                INSURANCE -- 1.0%
       250,000  Acrisure LLC / Acrisure Finance, Inc. (a)...........................     4.25%       02/15/29           245,990
       465,000  Farmers Insurance Exchange (a) (c)..................................     4.75%       11/01/57           494,976
       750,000  MassMutual Global Funding II (a)....................................     3.40%       03/08/26           827,752
       500,000  Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (a) (b)........     2.51%       12/15/24           500,006
        50,000  Teachers Insurance & Annuity Association of America (a).............     4.27%       05/15/47            58,114
       220,000  Teachers Insurance & Annuity Association of America (a).............     3.30%       05/15/50           221,469
       175,000  Teachers Insurance & Annuity Association of America (a) (c).........     4.38%       09/15/54           186,714
                                                                                                                 --------------
                                                                                                                      2,535,021
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 45


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA -- 1.5%
$      400,000  Cable One, Inc. (a).................................................     4.00%       11/15/30    $      400,750
       609,000  CCO Holdings LLC / CCO Holdings Capital Corp. (a)...................     4.50%       08/15/30           631,165
       295,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     2.30%       02/01/32           281,093
       120,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.38%       05/01/47           139,826
       100,000  Charter Communications Operating LLC / Charter Communications
                   Operating Capital................................................     5.75%       04/01/48           122,199
       500,000  Cox Communications, Inc. (a)........................................     3.15%       08/15/24           537,507
        20,000  CSC Holdings LLC (a)................................................     5.38%       02/01/28            21,194
       287,000  CSC Holdings LLC (a)................................................     6.50%       02/01/29           316,984
       672,000  Diamond Sports Group LLC / Diamond Sports Finance Co. (a)...........     5.38%       08/15/26           476,078
       260,000  Sinclair Television Group, Inc. (a).................................     4.13%       12/01/30           254,312
       150,000  Sirius XM Radio, Inc. (a)...........................................     3.88%       08/01/22           150,938
       390,000  Walt Disney (The) Co................................................     4.00%       10/01/23           424,332
       190,000  Walt Disney (The) Co................................................     2.65%       01/13/31           198,118
                                                                                                                 --------------
                                                                                                                      3,954,496
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.1%
       205,000  General Electric Co., Medium-Term Note..............................     5.88%       01/14/38           267,491
                                                                                                                 --------------
                OIL & GAS -- 0.4%
       161,000  Antero Resources Corp. (a)..........................................     8.38%       07/15/26           176,241
       170,000  EQT Corp............................................................     3.90%       10/01/27           177,013
       210,000  Exxon Mobil Corp....................................................     4.33%       03/19/50           246,039
       295,000  Hess Corp...........................................................     4.30%       04/01/27           326,782
                                                                                                                 --------------
                                                                                                                        926,075
                                                                                                                 --------------
                OIL & GAS SERVICES -- 0.2%
       227,000  Archrock Partners L.P. / Archrock Partners Finance Corp. (a)........     6.25%       04/01/28           236,931
       340,000  USA Compression Partners L.P. / USA Compression Finance Corp........     6.88%       04/01/26           351,688
                                                                                                                 --------------
                                                                                                                        588,619
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.4%
        58,000  Ball Corp...........................................................     4.00%       11/15/23            61,444
       465,000  Berry Global, Inc. (a)..............................................     1.57%       01/15/26           465,897
        58,000  Graphic Packaging International LLC.................................     4.88%       11/15/22            60,596
        20,000  Mauser Packaging Solutions Holding Co. (a)..........................     5.50%       04/15/24            20,104
        60,000  Sealed Air Corp. (a)................................................     5.50%       09/15/25            66,788
        20,000  Sealed Air Corp. (a)................................................     4.00%       12/01/27            20,955
       405,000  WRKCo, Inc..........................................................     4.65%       03/15/26           466,227
                                                                                                                 --------------
                                                                                                                      1,162,011
                                                                                                                 --------------
                PHARMACEUTICALS -- 1.4%
       390,000  AbbVie, Inc.........................................................     4.55%       03/15/35           467,196
        33,000  AbbVie, Inc.........................................................     4.50%       05/14/35            39,455
       105,000  AbbVie, Inc.........................................................     4.05%       11/21/39           119,357
       200,000  AbbVie, Inc.........................................................     4.45%       05/14/46           234,186
       100,000  Bayer US Finance II LLC (a).........................................     3.50%       06/25/21           100,738
       180,000  Bayer US Finance II LLC (a).........................................     4.25%       12/15/25           202,389
       880,000  Bayer US Finance II LLC (a).........................................     4.38%       12/15/28         1,017,237
       265,000  Bayer US Finance II LLC (a).........................................     4.63%       06/25/38           313,681


Page 46                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$      330,000  Cigna Corp..........................................................     4.38%       10/15/28    $      383,503
       420,000  CVS Health Corp.....................................................     5.05%       03/25/48           526,566
       182,000  Elanco Animal Health, Inc...........................................     5.27%       08/28/23           195,991
                                                                                                                 --------------
                                                                                                                      3,600,299
                                                                                                                 --------------
                PIPELINES -- 1.3%
        90,000  Cheniere Energy Partners L.P........................................     5.25%       10/01/25            92,614
        70,000  Energy Transfer Operating L.P.......................................     5.00%       05/15/50            73,415
       411,000  Energy Transfer Operating L.P., Series B (c)........................     6.63%         (d)              363,735
       370,000  Kinder Morgan, Inc..................................................     5.55%       06/01/45           450,881
       250,000  NGL Energy Operating LLC / NGL Energy Finance Corp. (a).............     7.50%       02/01/26           258,294
        90,080  Pipeline Funding Co. LLC (a)........................................     7.50%       01/15/30           115,223
       145,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.50%       12/15/26           160,675
       350,000  Rockies Express Pipeline LLC (a)....................................     4.95%       07/15/29           374,719
       100,000  Rockies Express Pipeline LLC (a)....................................     6.88%       04/15/40           111,000
        56,591  Ruby Pipeline LLC (a)...............................................     7.75%       04/01/22            51,505
        50,000  Sunoco Logistics Partners Operations L.P............................     4.00%       10/01/27            54,288
       930,000  Sunoco Logistics Partners Operations L.P............................     5.40%       10/01/47         1,014,926
       174,000  TransMontaigne Partners L.P. / TLP Finance Corp.....................     6.13%       02/15/26           175,773
                                                                                                                 --------------
                                                                                                                      3,297,048
                                                                                                                 --------------
                REAL ESTATE INVESTMENT TRUSTS -- 4.4%
       450,000  Alexandria Real Estate Equities, Inc................................     3.80%       04/15/26           504,165
        75,000  Alexandria Real Estate Equities, Inc., Class E......................     3.45%       04/30/25            82,017
        75,000  American Campus Communities Operating Partnership L.P...............     3.75%       04/15/23            79,690
       500,000  American Campus Communities Operating Partnership L.P...............     4.13%       07/01/24           547,498
       250,000  Boston Properties L.P...............................................     2.75%       10/01/26           267,121
       200,000  Boston Properties L.P...............................................     3.40%       06/21/29           215,524
       550,000  Camden Property Trust...............................................     2.95%       12/15/22           571,422
       500,000  CubeSmart L.P.......................................................     4.38%       02/15/29           573,609
       515,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     2.90%       11/15/24           546,732
       665,000  CyrusOne L.P. / CyrusOne Finance Corp...............................     3.45%       11/15/29           700,601
       200,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       11/01/23           219,223
       250,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.38%       04/15/26           287,534
       175,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.75%       06/01/28           205,748
       185,000  GLP Capital L.P. / GLP Financing II, Inc............................     5.30%       01/15/29           211,994
       115,000  GLP Capital L.P. / GLP Financing II, Inc............................     4.00%       01/15/30           122,495
        75,000  Healthpeak Properties, Inc..........................................     4.00%       06/01/25            83,531
       500,000  Hudson Pacific Properties L.P.......................................     3.95%       11/01/27           542,546
       175,000  Hudson Pacific Properties L.P.......................................     4.65%       04/01/29           199,279
       400,000  Kilroy Realty L.P...................................................     3.45%       12/15/24           430,980
       400,000  Kilroy Realty L.P...................................................     4.38%       10/01/25           442,134
       500,000  Kimco Realty Corp...................................................     3.40%       11/01/22           520,715
       505,000  Lexington Realty Trust..............................................     2.70%       09/15/30           506,408
       117,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           126,579
       109,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc. (a).............................................     4.63%       06/15/25           115,649
       250,000  National Retail Properties, Inc.....................................     3.90%       06/15/24           272,897
        40,000  SBA Communications Corp.............................................     4.88%       09/01/24            41,078


                        See Notes to Financial Statements                Page 47


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
CORPORATE BONDS AND NOTES (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$      380,000  SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)........     1.17%       08/16/21    $      380,010
       325,000  SL Green Operating Partnership L.P..................................     3.25%       10/15/22           337,250
       300,000  Ventas Realty L.P...................................................     3.75%       05/01/24           325,345
       250,000  Ventas Realty L.P...................................................     2.65%       01/15/25           263,836
        75,000  Ventas Realty L.P...................................................     4.00%       03/01/28            84,280
       250,000  VEREIT Operating Partnership L.P....................................     4.63%       11/01/25           285,141
     1,000,000  WEA Finance LLC (a).................................................     3.15%       04/05/22         1,022,720
       250,000  Welltower, Inc......................................................     3.75%       03/15/23           264,594
                                                                                                                 --------------
                                                                                                                     11,380,345
                                                                                                                 --------------
                RETAIL -- 0.3%
       323,000  FirstCash, Inc. (a).................................................     4.63%       09/01/28           336,177
       100,000  Walgreen Co.........................................................     3.10%       09/15/22           104,037
       300,000  Walgreens Boots Alliance, Inc.......................................     3.30%       11/18/21           304,729
                                                                                                                 --------------
                                                                                                                        744,943
                                                                                                                 --------------
                SEMICONDUCTORS -- 0.3%
       205,000  Broadcom, Inc.......................................................     3.63%       10/15/24           223,527
       415,000  Intel Corp..........................................................     3.73%       12/08/47           460,356
                                                                                                                 --------------
                                                                                                                        683,883
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 2.8%
       150,000  AT&T, Inc...........................................................     4.50%       05/15/35           171,782
       200,000  AT&T, Inc...........................................................     5.25%       03/01/37           245,622
       594,000  AT&T, Inc...........................................................     4.85%       03/01/39           689,577
       605,000  AT&T, Inc...........................................................     4.75%       05/15/46           690,014
       188,000  AT&T, Inc. (a)......................................................     3.80%       12/01/57           177,650
       300,000  Frontier Communications Corp. (a)...................................     5.00%       05/01/28           310,312
       625,000  Level 3 Financing, Inc. (a).........................................     4.63%       09/15/27           647,809
        54,000  Qwest Corp..........................................................     6.75%       12/01/21            56,126
       342,000  Qwest Corp..........................................................     7.25%       09/15/25           408,263
       335,000  SES GLOBAL Americas Holdings G.P. (a)...............................     5.30%       03/25/44           377,510
       320,000  Sprint Corp.........................................................     7.88%       09/15/23           366,800
     1,745,000  Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                   Spectrum Co. III LLC (a).........................................     4.74%       03/20/25         1,876,966
        90,000  T-Mobile USA, Inc...................................................     6.00%       03/01/23            90,581
       238,000  T-Mobile USA, Inc...................................................     6.00%       04/15/24           239,785
       120,000  T-Mobile USA, Inc. (a)..............................................     1.50%       02/15/26           119,827
       125,000  T-Mobile USA, Inc...................................................     2.25%       02/15/26           124,675
        74,000  T-Mobile USA, Inc...................................................     4.75%       02/01/28            78,353
       200,000  T-Mobile USA, Inc. (a)..............................................     3.88%       04/15/30           219,870
        35,000  T-Mobile USA, Inc. (a)..............................................     2.55%       02/15/31            34,824
       250,000  T-Mobile USA, Inc. (a)..............................................     4.38%       04/15/40           276,865
                                                                                                                 --------------
                                                                                                                      7,203,211
                                                                                                                 --------------
                TOTAL CORPORATE BONDS AND NOTES................................................................      65,834,590
                (Cost $61,779,406)                                                                               --------------


Page 48                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 22.7%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%
                Federal Home Loan Mortgage Corporation
$      411,639     Series 2019-4919, Class FP, 1 Mo. LIBOR + 0.45% (b)..............     0.57%       09/25/49    $      415,532
                Federal National Mortgage Association
     2,247,661     Series 2011-116, Class SA, IO, 1 Mo. LIBOR (x) -1 + 6.00% (e)....     5.88%       11/25/41           391,994
       384,235     Series 2011-130, Class NW, 1 Mo. LIBOR + 1.20% (b)...............     1.32%       12/25/41           392,086
       237,817     Series 2012-56, Class FK, 1 Mo. LIBOR + 0.45% (b)................     0.57%       06/25/42           239,860
       402,044     Series 2012-128, Class UA........................................     2.50%       06/25/42           406,042
     1,899,894     Series 2013-18, Class MI, IO.....................................     3.00%       02/25/33           128,155
       414,897     Series 2019-33, Class FN, 1 Mo. LIBOR + 0.40% (b)................     0.52%       07/25/49           419,141
                Government National Mortgage Association
     1,403,386     Series 2003-110, Class S, IO, 1 Mo. LIBOR (x) -1 + 6.60% (e).....     6.49%       10/20/33           202,144
     1,682,923     Series 2018-63, Class IO, IO.....................................     4.00%       09/20/47           265,666
       441,659     Series 2019-86, Class FE, 1 Mo. LIBOR + 0.40% (b)................     0.51%       07/20/49           445,901
       290,623     Series 2020-133, Class FA (f)....................................     0.53%       02/20/49           291,551
                                                                                                                 --------------
                                                                                                                      3,598,072
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 7.6%
                Federal Home Loan Mortgage Corporation Multifamily PC REMIC
                   Trust
     4,095,000     Series 2019-P002, Class X, IO (f)................................     1.14%       07/25/33           472,133
                Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates
       550,000     Series 2011-KAIV, Class X2, IO (g)...............................     3.59%       06/25/41               271
     8,139,000     Series 2012-K021, Class X3, IO (g)...............................     1.97%       07/25/40           179,343
     2,500,000     Series 2012-K022, Class X3, IO (g)...............................     1.81%       08/25/40            53,457
    11,075,000     Series 2013-K025, Class X3, IO (g)...............................     1.75%       11/25/40           273,847
    75,206,916     Series 2013-K031, Class X1, IO (g)...............................     0.20%       04/25/23           303,159
    17,470,128     Series 2013-K035, Class X1, IO (g)...............................     0.35%       08/25/23           136,480
     4,000,000     Series 2013-K035, Class X3, IO (g)...............................     1.79%       12/25/41           155,663
     2,500,000     Series 2014-K037, Class X3, IO (g)...............................     2.21%       01/25/42           141,652
    31,918,043     Series 2014-K039, Class X1, IO (g)...............................     0.72%       07/25/24           685,698
     2,145,000     Series 2014-K039, Class X3, IO (g)...............................     2.11%       08/25/42           156,730
     1,516,638     Series 2014-K714, Class X3, IO (g)...............................     5.62%       01/25/42                15
     1,770,972     Series 2014-K715, Class X3, IO (g)...............................     3.97%       02/25/41            38,391
    30,235,000     Series 2014-K716, Class X3, IO (g)...............................     1.78%       08/25/42            84,664
     9,459,273     Series 2015-K042, Class X1, IO (g)...............................     1.04%       12/25/24           327,733
    32,044,869     Series 2015-K043, Class X1, IO (g)...............................     0.53%       12/25/24           593,590
    14,251,960     Series 2015-K044, Class X1, IO (g)...............................     0.73%       01/25/25           332,954
     8,584,708     Series 2015-K045, Class X1, IO (g)...............................     0.44%       01/25/25           127,644
    17,152,394     Series 2015-K051, Class X1, IO (g)...............................     0.54%       09/25/25           377,402
       487,530     Series 2015-K719, Class X1, IO (g)...............................     0.70%       06/25/22               366
     1,374,788     Series 2015-K720, Class X1, IO (g)...............................     0.52%       08/25/22             5,881
     6,897,149     Series 2016-K056, Class X3, IO (g)...............................     2.11%       06/25/44           694,832
     4,811,558     Series 2016-K057, Class X1, IO (g)...............................     1.18%       07/25/26           263,689
     1,900,000     Series 2016-K060, Class X3, IO (g)...............................     1.89%       12/25/44           183,567
       490,705     Series 2016-KF25, Class A, 1 Mo. LIBOR + 0.48% (b)...............     0.60%       10/25/23           491,999
     5,041,117     Series 2016-KIR1, Class X, IO (g)................................     1.06%       03/25/26           229,054
     9,856,354     Series 2016-KS05, Class X, IO (g)................................     0.76%       01/25/23           109,167
     3,728,726     Series 2016-KS06, Class X, IO (g)................................     1.06%       08/25/26           156,099
     4,967,085     Series 2016-KS07, Class X, IO (g)................................     0.65%       09/25/25           131,342


                        See Notes to Financial Statements                Page 49


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass Through Certificates (Continued)
$    6,230,568     Series 2016-KW01, Class X1, IO (g)...............................     0.97%       01/25/26    $      248,589
    11,068,507     Series 2017-K726, Class X1, IO (g)...............................     0.88%       04/25/24           244,716
     2,230,000     Series 2017-K728, Class X3, IO (g)...............................     1.95%       11/25/45           143,745
     3,630,000     Series 2018-K078, Class X3, IO (g)...............................     2.21%       10/25/28           513,780
       125,000     Series 2018-K155, Class A3.......................................     3.75%       04/25/33           147,464
       125,000     Series 2018-W5FX, Class AFX (g)..................................     3.34%       04/25/28           135,541
     1,364,665     Series 2019-KC04, Class X1, IO (g)...............................     1.25%       12/25/26            71,658
     7,183,244     Series 2019-KC05, Class X1, IO (g)...............................     1.20%       06/25/27           393,948
       190,000     Series 2019-KF73, Class AL, 1 Mo. LIBOR + 0.60% (b)..............     0.72%       11/25/29           192,042
     1,800,000     Series 2019-KS11, Class XFX, IO (g)..............................     1.60%       06/25/29           181,442
       467,814     Series 2020-KF75, Class AL, 1 Mo. LIBOR + 0.51% (b)..............     0.62%       12/25/29           472,973
       305,000     Series 2020-KF80, Class AL, 1 Mo. LIBOR + 0.44% (b)..............     0.56%       06/25/30           308,708
       948,731     Series 2020-KF84, Class AL, 1 Mo. LIBOR + 0.30% (b)..............     0.42%       07/25/30           954,212
     2,060,000     Series 2020-KF85, Class AL, 1 Mo. LIBOR + 0.30% (b)..............     0.41%       08/25/30         2,075,907
       759,394     Series 2020-KF86, Class AL, 1 Mo. LIBOR + 0.29% (b)..............     0.40%       08/25/27           764,060
     1,950,000     Series 2020-KF87, Class AL, 1 Mo. LIBOR + 0.35% (b)..............     0.46%       08/25/30         1,968,706
     1,520,000     Series 2020-KF88, Class AL, 1 Mo. LIBOR + 0.33% (b)..............     0.44%       09/25/30         1,529,280
                Federal National Mortgage Association
     4,177,234     Series 2012-M4, Class X1, IO (f) (g).............................     0.43%       04/25/22            12,297
       706,775     Series 2014-M6, Class X2, IO (g) (h).............................     0.48%       05/25/21                61
    24,473,013     Series 2015-M4, Class X2, IO (g).................................     0.41%       07/25/22            88,575
       330,694     Series 2016-M2, Class AL.........................................     3.47%       04/25/36           326,398
       138,070     Series 2016-M2, Class X3, IO (g) (h).............................     2.06%       04/25/36                61
     2,697,105     Series 2016-M4, Class X2, IO (g).................................     2.66%       01/25/39           150,016
       233,711     Series 2016-M11, Class X2, IO (g)................................     2.82%       07/25/39             6,371
     1,120,100     Series 2018-M10, Class A1 (g)....................................     3.37%       07/25/28         1,228,710
     6,100,000     Series 2019-M29, Class X4, IO....................................     0.70%       03/25/29           260,539
                Government National Mortgage Association
       456,708     Series 2011-119, Class D.........................................     3.51%       04/16/45           476,090
       579,154     Series 2013-125, Class IO, IO (f)................................     0.39%       10/16/54            10,830
     1,164,000     Series 2014-125, Class IO, IO (f)................................     0.81%       11/16/54            43,928
                                                                                                                 --------------
                                                                                                                     19,657,469
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 13.7%
                Federal Home Loan Mortgage Corporation
       573,013     Pool WN0006......................................................     3.42%       07/01/30           634,570
                Federal National Mortgage Association
       400,401     Pool 464398......................................................     5.97%       01/01/40           468,939
       303,462     Pool 464400......................................................     5.97%       01/01/40           355,406
       479,877     Pool AM2974......................................................     4.10%       04/01/43           541,733
    25,650,000     Pool TBA (i).....................................................     2.00%       04/15/51        25,748,692
     7,475,000     Pool TBA (i).....................................................     2.50%       04/15/51         7,706,988
                                                                                                                 --------------
                                                                                                                     35,456,328
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................      58,711,869
                (Cost $59,768,555)                                                                               --------------


Page 50                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES -- 19.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.9%
                Adjustable Rate Mortgage Trust
$      113,979     Series 2005-8, Class 3A21 (g)....................................     3.07%       11/25/35    $      103,040
                Alternative Loan Trust
       292,859     Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)................     0.62%       06/25/35           275,136
        95,271     Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)...     1.86%       01/25/36            95,946
       993,586     Series 2005-13CB, Class A8.......................................     5.50%       05/25/35         1,017,616
       967,940     Series 2005-65CB, Class 2A4......................................     5.50%       12/25/35           890,132
       346,500     Series 2006-33CB, Class 2A1......................................     6.00%       11/25/36           283,060
       305,667     Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)..............     0.32%       06/25/37           289,401
                American Home Mortgage Assets Trust
     1,645,434     Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b).....     1.08%       02/25/47           971,017
                American Home Mortgage Investment Trust
       730,608     Series 2005-4, Class 1A1, 1 Mo. LIBOR + 0.58% (b)................     0.70%       11/25/45           713,852
                Banc of America Funding Trust
       926,280     Series 2007-1, Class TA3A, 1 Mo. LIBOR + 0.16% (b)...............     0.28%       01/25/37           838,330
                BCAP LLC Trust
       327,433     Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.42% (b).............     0.54%       04/25/37           314,269
       935,638     Series 2015-RR2, Class 25A3 (a) (g)..............................     0.36%       10/28/36           925,740
                Bear Stearns ALT-A Trust
     1,107,768     Series 2004-8, Class M1, 1 Mo. LIBOR + 0.92% (b).................     1.03%       09/25/34         1,116,358
                Bear Stearns Mortgage Funding Trust
       744,534     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b)..............     0.33%       07/25/36           711,948
       639,850     Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)..............     0.30%       10/25/36           609,253
       242,067     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     0.28%       01/25/37           229,754
       217,238     Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)..............     0.26%       03/25/37           206,247
                CIM Trust
     1,205,233     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (a) (b).............     2.12%       01/25/57         1,224,396
       920,000     Series 2017-5, Class A3 (a)......................................     4.00%       05/25/57           922,073
       232,690     Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)............     1.20%       09/25/58           230,996
       947,555     Series 2020-R7, Class A1A (a) (f)................................     2.25%       12/27/61           948,744
                Citigroup Mortgage Loan Trust
       726,620     Series 2005-8, Class 2A4A........................................     5.50%       09/25/35           731,986
                Credit Suisse Mortgage Capital Certificates.........................
       819,219     Series 2019-RPL4, Class A1 (a)...................................     3.47%       08/26/58           820,951
                Credit Suisse Mortgage Trust
        86,248     Series 2010-7R, Class 1A12 (a)...................................     4.00%       01/26/37            86,650
        78,125     Series 2014-2R, Class 28A1 (a) (g)...............................     3.00%       06/27/37            78,837
                DSLA Mortgage Loan Trust
        79,485     Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.72% (b).............     0.83%       01/19/45            72,451
                First Horizon Alternative Mortgage Securities Trust
        52,513     Series 2004-AA4, Class A1 (g)....................................     2.40%       10/25/34            54,378
     1,224,575     Series 2007-FA1, Class A4........................................     6.25%       03/25/37           817,397
                GreenPoint Mortgage Funding Trust
        82,597     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)..............     0.70%       02/25/36            82,002
       462,850     Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b).............     0.32%       03/25/47           467,973
       770,611     Series 2007-AR2, Class 2A1, 1 Mo. LIBOR + 0.20% (b)..............     0.32%       05/25/37           768,240
                GreenPoint MTA Trust
       484,828     Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.48% (b)..............     0.60%       08/25/45           464,223
                HarborView Mortgage Loan Trust
       213,330     Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.68% (b)...............     0.79%       06/20/35           209,588


                        See Notes to Financial Statements                Page 51


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                HarborView Mortgage Loan Trust (Continued)
$      587,841     Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.90% (b)...............     1.01%       06/20/35    $      584,220
       914,037     Series 2007-7, Class 1A1, 1 Mo. LIBOR + 1.00% (b)................     1.12%       10/25/37           864,953
                HomeBanc Mortgage Trust
       197,124     Series 2005-4, Class A1, 1 Mo. LIBOR + 0.54% (b).................     0.66%       10/25/35           199,411
                Impac CMB Trust
        81,437     Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)................     0.64%       04/25/35            82,386
                IndyMac INDX Mortgage Loan Trust
       458,196     Series 2005-16IP, Class A1, 1 Mo. LIBOR + 0.64% (b)..............     0.76%       07/25/45           414,600
       646,499     Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.42% (b)..............     0.54%       05/25/46           629,213
       279,330     Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)..............     0.24%       08/25/36           265,165
       201,175     Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b).............     0.31%       04/25/37           191,521
                JP Morgan Alternative Loan Trust
       687,227     Series 2006-S1, Class 3A4........................................     6.18%       03/25/36           673,024
        86,544     Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)................     0.46%       04/25/47            84,347
                Legacy Mortgage Asset Trust
       995,514     Series 2020-GS2, Class A1 (a) (j)................................     2.75%       03/25/60         1,001,818
                Lehman Mortgage Trust
       924,062     Series 2006-1, Class 1A5.........................................     5.50%       02/25/36           743,765
                Lehman XS Trust
       301,106     Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)..............     0.42%       11/25/35           301,201
       887,783     Series 2006-2N, Class 2A1, 12 Mo. Treasury Average +
                      2.02% (b).....................................................     2.40%       02/25/36           909,212
                MASTR Adjustable Rate Mortgages Trust
       756,954     Series 2004-14, Class B1, 1 Mo. LIBOR + 2.15% (b)................     2.27%       01/25/35           804,128
       497,484     Series 2007-2, Class A1, 1 Mo. LIBOR + 0.15% (b).................     0.27%       03/25/47           484,097
                Merrill Lynch Mortgage Investors Trust
       186,629     Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)..................     0.74%       08/25/28           187,742
       273,128     Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)................     0.99%       11/25/29           280,849
                Morgan Stanley Resecuritization Trust
        78,673     Series 2014-R8, Class 3B1, 12 Mo. Treasury Average +
                      0.75% (a) (b).................................................     1.25%       06/26/47            75,861
                Opteum Mortgage Acceptance Corp Trust
       606,127     Series 2006-1, Class 1AC1, 1 Mo. LIBOR + 0.60% (b)...............     0.72%       04/25/36           599,453
                RALI Trust
     1,001,435     Series 2006-QO10, Class A1, 1 Mo. LIBOR + 0.16% (b)..............     0.28%       01/25/37           965,354
       660,995     Series 2006-QS6, Class 1A15......................................     6.00%       06/25/36           636,303
                Structured Adjustable Rate Mortgage Loan Trust
        47,662     Series 2005-12, Class 3A1 (g)....................................     2.71%       06/25/35            48,280
       521,031     Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.32% (b)...............     0.44%       12/25/36           507,003
       770,905     Series 2007-4, Class 1A1, 1 Mo. LIBOR + 0.48% (b)................     0.60%       05/25/37           793,124
       744,042     Series 2007-4, Class 1A2, 1 Mo. LIBOR + 0.44% (b)................     0.56%       05/25/37           725,786
                Structured Asset Mortgage Investments II Trust
       372,424     Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)..............     0.58%       05/25/45           372,892
       553,469     Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.46% (b)..............     0.58%       02/25/36           528,782
       428,036     Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.44% (b).............     0.56%       05/25/36           415,946
       476,976     Series 2006-AR4, Class 3A1, 1 Mo. LIBOR + 0.38% (b)..............     0.50%       06/25/36           450,959
        70,708     Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.42% (b)..............     0.54%       05/25/36            61,572
     1,203,103     Series 2006-AR8, Class A1A, 1 Mo. LIBOR + 0.20% (b)..............     0.32%       10/25/36         1,163,589
       541,941     Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)..............     0.28%       01/25/37           524,065


Page 52                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Structured Asset Mortgage Investments II Trust (Continued)
$      209,031     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)..............     0.30%       01/25/37    $      200,126
       790,132     Series 2007-AR6, Class A1, 12 Mo. Treasury Average +
                      1.50% (b).....................................................     1.88%       08/25/47           774,406
                Structured Asset Mortgage Investments Trust
       187,603     Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)...............     0.79%       11/19/33           188,055
                TBW Mortgage-Backed Trust
       654,736     Series 2006-4, Class A4 (j)......................................     6.66%       09/25/36           645,737
                WaMu Mortgage Pass-Through Certificates Trust
       159,707     Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b).............     0.90%       10/25/44           157,544
       398,289     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (b).....................................................     1.38%       02/25/46           401,320
        63,473     Series 2006-AR11, Class 1A, 12 Mo. Treasury Average +
                      0.96% (b).....................................................     1.34%       09/25/46            59,656
     1,019,006     Series 2007-OA5, Class 1A, 12 Mo. Treasury Average +
                      0.75% (b).....................................................     1.13%       06/25/47           974,688
                Washington Mutual Mortgage Pass-Through Certificates WMALT
       839,070     Series 2007-OC1, Class A4, 1 Mo. LIBOR + 0.32% (b)...............     0.44%       01/25/47           855,975
                Wells Fargo Mortgage Backed Securities Trust
       330,612     Series 2007-AR5, Class A1 (g)....................................     3.18%       10/25/37           326,892
                                                                                                                 --------------
                                                                                                                     38,727,004
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 4.1%
                Banc of America Commercial Mortgage Trust
    15,487,615     Series 2015-UBS7, Class XA, IO (g)...............................     0.79%       09/15/48           471,765
                BXMT Ltd.
     1,175,000     Series 2020-FL3, Class A, 1 Mo. LIBOR + 1.40% (a) (b)............     1.51%       03/15/37         1,177,440
                COMM Mortgage Trust
     1,526,546     Series 2012-CR4, Class XA, IO (g)................................     1.70%       10/15/45            32,948
     5,600,000     Series 2020-CBM, Class XCP, IO (a) (g)...........................     0.49%       02/10/37           104,972
    21,254,000     Series 2020-SBX, Class X, IO (a) (g).............................     0.58%       01/10/38           562,487
                DBWF Mortgage Trust
       600,000     Series 2016-85T, Class A (a).....................................     3.79%       12/10/36           673,129
                GS Mortgage Securities Corp II......................................
       390,000     Series 2005-ROCK, Class A (a)....................................     5.37%       05/03/32           452,999
                GS Mortgage Securities Corp Trust
     2,600,000     Series 2020-UPTN, Class XA, IO (a) (g)...........................     0.35%       02/10/37            36,361
                GS Mortgage Securities Trust
     1,102,200     Series 2014-GC18, Class A3.......................................     3.80%       01/10/47         1,163,943
                GSCG Trust
       400,000     Series 2019-600C, Class A (a)....................................     2.94%       09/06/34           412,929
                Morgan Stanley Capital I Trust
     1,050,000     Series 2018-MP, Class A (a) (g)..................................     4.28%       07/11/40         1,146,063
                MSDB Trust
       500,000     Series 2017-712F, Class A (a) (g)................................     3.32%       07/11/39           533,009
                One Market Plaza Trust
       476,000     Series 2017-1MKT, Class A (a)....................................     3.61%       02/10/32           493,473
                RBS Commercial Funding, Inc. Trust
     1,285,000     Series 2013-GSP, Class A (a) (g).................................     3.83%       01/15/32         1,362,883


                        See Notes to Financial Statements                Page 53


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                SFAVE Commercial Mortgage Securities Trust
$      545,000     Series 2015-5AVE, Class C (a) (g)................................     4.39%       01/05/43    $      498,304
                Wells Fargo Commercial Mortgage Trust
    10,467,000     Series 2021-SAVE, Class XCP, IO (a) (g)..........................    10.12%       02/15/40         1,374,301
                                                                                                                 --------------
                                                                                                                     10,497,006
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      49,224,010
                (Cost $48,683,152)                                                                               --------------

ASSET-BACKED SECURITIES -- 11.3%

                321 Henderson Receivables LLC
       305,821     Series 2013-2A, Class A (a)......................................     4.21%       03/15/62           346,190
                ABFC Trust
        99,067     Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)...........     0.42%       05/25/37            95,464
     1,180,432     Series 2007-WMC1, Class A1A, 1 Mo. LIBOR + 1.25% (b).............     1.37%       06/25/37         1,049,614
                ACE Securities Corp. Home Equity Loan Trust
       973,951     Series 2006-HE3, Class A2C, 1 Mo. LIBOR + 0.30% (b)..............     0.42%       06/25/36           815,802
                Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Ctfs
       759,327     Series 2002-AR1, Class M1, 1 Mo. LIBOR + 1.07% (b)...............     1.20%       09/25/32           779,959
                Argent Securities Trust
     1,409,773     Series 2006-W2, Class A2B, 1 Mo. LIBOR + 0.38% (b)...............     0.50%       03/25/36           968,058
                Argent Securities, Inc.
       160,000     Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.66% (b)................     0.78%       11/25/35           157,000
                BCMSC Trust
     2,369,065     Series 2000-A, Class A5 (b)......................................     8.32%       06/15/30           683,669
                BNC Mortgage Loan Trust
     1,001,111     Series 2006-2, Class A4, 1 Mo. LIBOR + 0.32% (b).................     0.44%       11/25/36           971,211
                Carrington Mortgage Loan Trust
        40,206     Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.72% (b)...............     0.84%       10/25/35            40,305
                Citigroup Mortgage Loan Trust
     1,185,502     Series 2006-HE3, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     0.22%       12/25/36         1,004,340
                Citigroup Mortgage Loan Trust, Inc.
        10,741     Series 2005-HE4, Class M1, 1 Mo. LIBOR + 0.62% (b)...............     0.73%       10/25/35            11,159
       425,000     Series 2007-WFH3, Class M1, 1 Mo. LIBOR + 0.26% (b)..............     0.38%       06/25/37           413,985
                Conseco Finance Corp.
        21,645     Series 1996-7, Class M1 (b)......................................     7.70%       09/15/26            22,102
     1,403,329     Series 1999-3, Class A8 (b)......................................     7.06%       02/01/31         1,381,694
                CoreVest American Finance Trust
       405,000     Series 2020-1, Class A2 (a)......................................     2.30%       03/15/50           410,522
     1,594,448     Series 2020-1, Class XA, IO (a) (g)..............................     2.70%       03/15/50           168,063
     1,539,893     Series 2020-3, Class XA, IO (a) (g)..............................     3.61%       08/15/53           216,763
     1,250,000     Series 2020-3, Class XB, IO (a) (g)..............................     2.55%       08/15/53           230,531
                Countrywide Asset-Backed Certificates...............................
       178,963     Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.34% (b)................     0.46%       09/25/36           178,038
                Credit-Based Asset Servicing & Securitization LLC
       957,000     Series 2006-MH1, Class B1 (a) (j)................................     6.25%       10/25/36           988,913
                EquiFirst Mortgage Loan Trust
        78,422     Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b).................     0.84%       04/25/35            78,622
                First Franklin Mortgage Loan Trust
       118,136     Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.30% (b).............     0.42%       08/25/36           105,025


Page 54                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Fremont Home Loan Trust
$       69,201     Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.68% (b)................     0.80%       11/25/35    $       69,081
                GSAA Home Equity Trust
       647,826     Series 2007-8, Class A3, 1 Mo. LIBOR + 0.45% (b).................     0.57%       08/25/37           646,174
                GSAMP Trust
     1,300,000     Series 2006-HE4, Class A2D, 1 Mo. LIBOR + 0.26% (b)..............     0.38%       06/25/36         1,273,550
     1,356,169     Series 2007-FM2, Class A1, 1 Mo. LIBOR + 0.14% (b)...............     0.26%       01/25/37         1,000,858
                JP Morgan Mortgage Acquisition Trust
       875,061     Series 2006-CH2, Class AF6 (j)...................................     5.54%       10/25/36           710,478
       680,944     Series 2006-WF1, Class A5........................................     6.91%       07/25/36           320,407
     1,187,688     Series 2007-CH2, Class AF6 (j)...................................     4.58%       01/25/37           842,472
                Lehman XS Trust
       985,870     Series 2007-11, Class A3, 1 Mo. LIBOR + 0.52% (b)................     0.64%       02/25/47           972,848
                Long Beach Mortgage Loan Trust
     2,523,591     Series 2006-8, Class 2A3, 1 Mo. LIBOR + 0.16% (b)................     0.28%       09/25/36         1,036,076
                Mastr Asset Backed Securities Trust
       143,836     Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)...............     0.28%       11/25/36           108,176
                Mid-State Capital Trust
        14,035     Series 2010-1, Class A (a).......................................     3.50%       12/15/45            14,299
                Morgan Stanley ABS Capital I, Inc. Trust
     2,157,997     Series 2006-HE8, Class A2B, 1 Mo. LIBOR + 0.10% (b)..............     0.22%       10/25/36         1,305,222
     1,407,809     Series 2007-HE4, Class A2B, 1 Mo. LIBOR + 0.18% (b)..............     0.30%       02/25/37           603,996
                Navient Student Loan Trust
        29,188     Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b).................     0.63%       06/25/31            29,002
                NovaStar Mortgage Funding Trust
       973,052     Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)................     0.32%       09/25/37           956,285
                Residential Asset Mortgage Products, Inc.
        98,488     Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.83% (b)...............     0.94%       09/25/35            98,503
       900,000     Series 2006-RZ1, Class M3, 1 Mo. LIBOR + 0.68% (b)...............     0.79%       03/25/36           902,785
     1,050,000     Series 2006-RZ2, Class M1, 1 Mo. LIBOR + 0.50% (b)...............     0.61%       05/25/36         1,030,149
                Residential Asset Securities Corp.
       129,202     Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.63% (b)..............     0.75%       12/25/35           128,918
       145,027     Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.50% (b)...............     0.61%       04/25/36           142,417
                Skyline Aircraft Finance LLC
       700,000     Series 2020-1, Class A (k).......................................     3.23%       05/10/38           700,000
                SLM Student Loan Trust
       905,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b)..................     0.97%       10/27/70           823,824
       300,000     Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.42%       01/25/83           270,070
       300,000     Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)..................     1.42%       04/26/83           280,789
       650,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)..................     2.07%       07/25/73           639,631
       300,000     Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)..................     2.07%       07/26/83           295,627
       220,000     Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)..................     2.47%       10/25/75           223,452
       800,000     Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)..................     2.47%       10/25/83           810,509
       100,000     Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b)..................     1.92%       09/25/43            99,326
                Soundview Home Loan Trust
       265,661     Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b).............     0.37%       07/25/37           236,085
                Structured Receivables Finance LLC
       118,904     Series 2010-B, Class A (a).......................................     3.73%       08/15/36           124,641
                WaMu Asset-Backed Certificates WaMu Trust
     1,780,476     Series 2007-HE2, Class 2A3, 1 Mo. LIBOR + 0.25% (b)..............     0.37%       04/25/37           907,016


                        See Notes to Financial Statements                Page 55


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Washington Mutural Asset-Backed Certificates WMABS Trust
$      552,317     Series 2006-HE5, Class 1A, 1 Mo. LIBOR + 0.16% (b)...............     0.27%       10/25/36    $      478,090
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      29,197,785
                (Cost $29,383,863)                                                                               --------------



  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES -- 6.6%

                BANKS -- 0.9%
       200,000  Global Bank Corp. (USD) (c) (l).....................................     5.25%       04/16/29           213,300
       540,000  HSBC Holdings PLC (USD) (c).........................................     2.01%       09/22/28           542,932
       125,000  Lloyds Bank PLC (USD)...............................................     3.30%       05/07/21           125,697
       115,000  Lloyds Banking Group PLC (USD) (c)..................................     2.86%       03/17/23           117,833
       200,000  Lloyds Banking Group PLC (USD)......................................     3.90%       03/12/24           218,959
       365,000  Lloyds Banking Group PLC (USD) (c)..................................     3.87%       07/09/25           399,939
       100,000  Santander UK Group Holdings PLC (USD) (c)...........................     4.80%       11/15/24           110,797
       650,000  Santander UK PLC (USD)..............................................     3.40%       06/01/21           654,969
                                                                                                                 --------------
                                                                                                                      2,384,426
                                                                                                                 --------------
                BEVERAGES -- 0.0%
        15,000  Bacardi Ltd. (USD) (a)..............................................     5.30%       05/15/48            19,133
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 0.5%
       200,000  DP World Crescent Ltd. (USD) (a)....................................     4.85%       09/26/28           226,517
       580,000  IHS Markit Ltd. (USD) (a)...........................................     4.75%       02/15/25           653,457
       215,000  IHS Markit Ltd. (USD)...............................................     4.75%       08/01/28           252,770
                                                                                                                 --------------
                                                                                                                      1,132,744
                                                                                                                 --------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.1%
        20,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.95%       02/01/22            20,540
       110,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.50%       05/26/22           113,302
        55,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     4.13%       07/03/23            58,492
       115,000  AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD).....     3.88%       01/23/28           123,440
       100,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     3.95%       07/01/24           104,636
       185,000  Avolon Holdings Funding Ltd. (USD) (a)..............................     2.88%       02/15/25           185,909
     1,690,000  GE Capital International Funding Co. Unlimited Co. (USD)............     4.42%       11/15/35         1,917,585
       290,000  Park Aerospace Holdings Ltd. (USD) (a)..............................     5.50%       02/15/24           315,608
                                                                                                                 --------------
                                                                                                                      2,839,512
                                                                                                                 --------------
                ELECTRIC -- 0.1%
       250,000  Mong Duong Finance Holdings B.V. (USD) (l)..........................     5.13%       05/07/29           254,219
                                                                                                                 --------------
                ENVIRONMENTAL CONTROL -- 0.1%
       300,000  Waste Connections, Inc. (USD).......................................     2.60%       02/01/30           312,856
                                                                                                                 --------------
                FOOD -- 0.0%
        20,000  JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
                   (USD) (a)........................................................     5.50%       01/15/30            22,425
                                                                                                                 --------------
                MACHINERY-DIVERSIFIED -- 0.1%
       222,000  Titan Acquisition Ltd. / Titan Co.-Borrower LLC (USD) (a)...........     7.75%       04/15/26           229,215
                                                                                                                 --------------


Page 56                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                MEDIA -- 0.2%
       200,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       08/15/26    $      208,600
       270,000  Virgin Media Secured Finance PLC (USD) (a)..........................     5.50%       05/15/29           289,821
       100,000  Virgin Media Secured Finance PLC (USD) (a)..........................     4.50%       08/15/30           102,350
                                                                                                                 --------------
                                                                                                                        600,771
                                                                                                                 --------------
                MINING -- 0.4%
       250,000  Corp. Nacional del Cobre de Chile (USD) (l).........................     3.63%       08/01/27           275,207
       200,000  Corp. Nacional del Cobre de Chile (USD) (l).........................     3.15%       01/14/30           211,333
       500,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     6.53%       11/15/28           613,063
                                                                                                                 --------------
                                                                                                                      1,099,603
                                                                                                                 --------------
                MISCELLANEOUS MANUFACTURING -- 0.0%
        40,000  Ingersoll-Rand Luxembourg Finance S.A. (USD)........................     3.55%       11/01/24            43,782
                                                                                                                 --------------
                OIL & GAS -- 1.4%
       200,000  KazMunayGas National Co. JSC (USD) (a)..............................     3.50%       04/14/33           204,498
       218,000  KazMunayGas National Co. JSC (USD) (l)..............................     5.75%       04/19/47           257,690
       600,000  Pertamina Persero PT (USD) (a)......................................     3.10%       08/27/30           614,933
       233,000  Petrobras Global Finance B.V. (USD).................................     5.09%       01/15/30           247,166
       400,000  Petroleos del Peru S.A. (USD) (l)...................................     4.75%       06/19/32           436,000
       270,000  Petroleos Mexicanos (USD)...........................................     5.95%       01/28/31           260,719
       370,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           351,891
       105,000  Petroleos Mexicanos (USD)...........................................     6.75%       09/21/47            92,584
       110,000  Petroleos Mexicanos (USD)...........................................     6.95%       01/28/60            97,378
       200,000  Petronas Capital Ltd. (USD) (a).....................................     3.50%       04/21/30           220,062
       200,000  Saudi Arabian Oil Co. (USD) (l).....................................     4.25%       04/16/39           220,958
       150,000  Shell International Finance B.V. (USD)..............................     4.38%       05/11/45           177,925
        10,000  Shell International Finance B.V. (USD)..............................     4.00%       05/10/46            11,190
        97,150  Transocean Pontus Ltd. (USD) (a)....................................     6.13%       08/01/25            92,960
       293,000  Transocean Poseidon Ltd. (USD) (a)..................................     6.88%       02/01/27           274,504
                                                                                                                 --------------
                                                                                                                      3,560,458
                                                                                                                 --------------
                PACKAGING & CONTAINERS -- 0.0%
        18,000  OI European Group B.V. (USD) (a)....................................     4.00%       03/15/23            18,461
                                                                                                                 --------------
                PIPELINES -- 0.2%
       400,000  Southern Gas Corridor CJSC (USD) (l)................................     6.88%       03/24/26           478,950
                                                                                                                 --------------
                RETAIL -- 0.4%
       568,000  1011778 BC ULC / New Red Finance, Inc. (USD) (a)....................     3.50%       02/15/29           557,705
       510,000  Alimentation Couche-Tard, Inc. (USD) (a)............................     3.55%       07/26/27           560,110
                                                                                                                 --------------
                                                                                                                      1,117,815
                                                                                                                 --------------
                SAVINGS & LOANS -- 0.4%
       630,000  Nationwide Building Society (USD) (a) (c)...........................     3.62%       04/26/23           651,732
       135,000  Nationwide Building Society (USD) (a) (c)...........................     3.77%       03/08/24           143,288
       175,000  Nationwide Building Society (USD) (a) (c)...........................     4.36%       08/01/24           189,990
                                                                                                                 --------------
                                                                                                                        985,010
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 0.7%
       200,000  C&W Senior Financing DAC (USD) (a)..................................     6.88%       09/15/27           214,625
       750,000  Intelsat Jackson Holdings S.A. (USD) (a) (m)........................     8.50%       10/15/24           489,300
       303,000  Intelsat Jackson Holdings S.A. (USD) (a) (m)........................     9.75%       07/15/25           194,587


                        See Notes to Financial Statements                Page 57


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                TELECOMMUNICATIONS (CONTINUED)
       200,000  SES S.A. (USD) (a)..................................................     3.60%       04/04/23    $      211,315
       100,000  Vodafone Group PLC (USD)............................................     3.75%       01/16/24           109,011
       250,000  Vodafone Group PLC (USD)............................................     5.25%       05/30/48           319,144
       113,000  Vodafone Group PLC (USD)............................................     4.88%       06/19/49           137,259
        80,000  Vodafone Group PLC (USD)............................................     4.25%       09/17/50            88,871
                                                                                                                 --------------
                                                                                                                      1,764,112
                                                                                                                 --------------
                TRANSPORTATION -- 0.1%
       200,000  Empresa de Transporte de Pasajeros Metro S.A. (USD) (a).............     3.65%       05/07/30           221,955
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................      17,085,447
                (Cost $16,385,456)                                                                               --------------

FOREIGN SOVEREIGN BONDS AND NOTES-- 5.9%

                BRAZIL -- 0.3%
       650,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30           647,887
                                                                                                                 --------------
                COLOMBIA -- 0.5%
       400,000  Colombia Government International Bond (USD)........................     3.00%       01/30/30           397,550
       647,000  Colombia Government International Bond (USD)........................     3.13%       04/15/31           644,897
       200,000  Colombia Government International Bond (USD)........................     5.20%       05/15/49           223,359
                                                                                                                 --------------
                                                                                                                      1,265,806
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 0.2%
       450,000  Dominican Republic International Bond (USD) (a).....................     4.50%       01/30/30           456,187
       150,000  Dominican Republic International Bond (USD) (l).....................     4.88%       09/23/32           152,813
                                                                                                                 --------------
                                                                                                                        609,000
                                                                                                                 --------------
                EGYPT -- 0.1%
       200,000  Egypt Government International Bond (USD) (a).......................     5.58%       02/21/23           208,715
                                                                                                                 --------------
                INDONESIA -- 0.1%
       200,000  Indonesia Government International Bond (USD).......................     2.85%       02/14/30           205,264
                                                                                                                 --------------
                JAPAN -- 2.6%
   235,000,000  Japan Treasury Discount Bill Series 956 (JPY).......................      (o)        03/15/21         2,204,691
   245,000,000  Japan Treasury Discount Bill Series 958 (JPY).......................      (o)        03/22/21         2,298,551
   250,000,000  Japan Treasury Discount Bill Series 962 (JPY).......................      (o)        04/05/21         2,345,553
                                                                                                                 --------------
                                                                                                                      6,848,795
                                                                                                                 --------------
                MEXICO -- 0.5%
     1,260,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31         1,216,858
       200,000  Mexico Government International Bond (USD)..........................     3.77%       05/24/61           176,327
                                                                                                                 --------------
                                                                                                                      1,393,185
                                                                                                                 --------------
                PANAMA -- 0.2%
       400,000  Panama Government International Bond (USD)..........................     3.16%       01/23/30           417,754
       200,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           191,500
                                                                                                                 --------------
                                                                                                                        609,254
                                                                                                                 --------------
                PARAGUAY -- 0.2%
       400,000  Paraguay Government International Bond (USD) (a)....................     4.95%       04/28/31           454,000
                                                                                                                 --------------


Page 58                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                PERU -- 0.2%
       453,000  Peruvian Government International Bond (USD)........................     2.84%       06/20/30    $      470,921
                                                                                                                 --------------
                QATAR -- 0.2%
       302,000  Qatar Government International Bond (USD) (l).......................     4.50%       04/23/28           357,351
       200,000  Qatar Government International Bond (USD) (l).......................     4.63%       06/02/46           240,296
                                                                                                                 --------------
                                                                                                                        597,647
                                                                                                                 --------------
                ROMANIA -- 0.1%
       350,000  Romanian Government International Bond (USD) (l)....................     3.00%       02/14/31           355,244
                                                                                                                 --------------
                RUSSIA -- 0.1%
       200,000  Russian Foreign Bond - Eurobond (USD) (l)...........................     4.38%       03/21/29           226,753
                                                                                                                 --------------
                SAUDI ARABIA -- 0.2%
       200,000  Saudi Government International Bond (USD) (l).......................     4.50%       10/26/46           224,862
       200,000  Saudi Government International Bond (USD) (a).......................     3.75%       01/21/55           198,033
                                                                                                                 --------------
                                                                                                                        422,895
                                                                                                                 --------------
                SOUTH AFRICA -- 0.2%
       258,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28           256,169
       200,000  Republic of South Africa Government International Bond (USD)........     4.85%       09/30/29           202,432
                                                                                                                 --------------
                                                                                                                        458,601
                                                                                                                 --------------
                UNITED ARAB EMIRATES -- 0.1%
       200,000  Abu Dhabi Government International Bond (USD) (l)...................     2.50%       09/30/29           207,655
                                                                                                                 --------------
                URUGUAY -- 0.1%
       200,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           231,315
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      15,212,937
                (Cost $15,513,174)                                                                               --------------



  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT BONDS AND NOTES -- 0.9%

$    2,420,000  U.S. Treasury Floating Rate Note , 3 Mo. U.S. T-Bill Money Market
                   Yield + 0.06% (b)................................................     0.10%       10/31/22         2,421,033
                (Cost $2,420,204)                                                                                --------------

MUNICIPAL BONDS -- 0.9%

                CALIFORNIA -- 0.6%
       500,000  Los Angeles CA Unif School District.................................     5.75%       07/01/34           684,470
       500,000  Los Angeles Dept of Water...........................................     6.01%       07/01/39           667,620
        75,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31            89,545
                                                                                                                 --------------
                                                                                                                      1,441,635
                                                                                                                 --------------
                COLORADO -- 0.1%
       220,000  City & Cnty of Denver Cnty Arpt Rev.................................     2.24%       11/15/30           225,484
                                                                                                                 --------------
                FLORIDA -- 0.0%
       105,000  Cnty of Miami-Dade FL Aviation Rev..................................     3.45%       10/01/30           113,189
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 59


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                NEW YORK -- 0.2%
$       50,000  Metropolitan Transprtn Auth.........................................     5.18%       11/15/49    $       64,663
       285,000  NY St Dorm Auth.....................................................     4.00%       03/15/44           324,026
       200,000  NY St Urban Development Corp........................................     4.00%       03/15/43           227,014
                                                                                                                 --------------
                                                                                                                        615,703
                                                                                                                 --------------
                TOTAL MUNICIPAL BONDS..........................................................................       2,396,011
                (Cost $2,261,411)                                                                                --------------

U.S. TREASURY BILLS -- 17.0%

    11,080,000  U.S. Cash Management Bill...........................................      (n)        07/20/21        11,078,481
     4,305,000  U.S. Treasury Bill..................................................      (n)        04/06/21         4,304,860
     6,555,000  U.S. Treasury Bill..................................................      (n)        04/29/21         6,554,678
     3,500,000  U.S. Treasury Bill..................................................      (n)        05/06/21         3,499,807
     3,440,000  U.S. Treasury Bill..................................................      (n)        08/05/21         3,439,287
    11,840,000  U.S. Treasury Bill..................................................      (n)        08/12/21        11,837,438
     3,345,000  U.S. Treasury Bill..................................................      (n)        08/19/21         3,344,206
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................      44,058,757
                (Cost $44,058,275)                                                                               --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.7%

     7,133,281  JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (o).....       7,133,281
                (Cost $7,133,281)                                                                                --------------
                TOTAL INVESTMENTS -- 112.4%....................................................................     291,275,720
                (Cost $287,386,777) (p)
                NET OTHER ASSETS AND LIABILITIES -- (12.4)%....................................................     (32,101,891)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $  259,173,829
                                                                                                                 ==============


FORWARD FOREIGN CURRENCY CONTRACTS AT FEBRUARY 28, 2021 (See Note 2D - Forward
Foreign Currency Contracts in the Notes to Financial Statements):


                                                                 PURCHASE VALUE    SALE VALUE      UNREALIZED
  SETTLEMENT                        AMOUNT          AMOUNT           AS OF           AS OF        APPRECIATION
     DATE        COUNTERPARTY     PURCHASED          SOLD          2/28/2021       2/28/2021     (DEPRECIATION)
--------------  --------------  --------------  ---------------  --------------  --------------  --------------
  3/15/2021          GSIL       USD  2,258,106  JPY 235,000,000  $    2,258,106  $    2,205,013  $       53,093
  3/22/2021          GSIL       USD  2,357,322  JPY 245,000,000       2,357,322       2,299,041          58,281
   4/5/2021          GSIL       USD  2,409,476  JPY 250,000,000       2,409,476       2,346,369          63,107
                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)                                                       $      174,481
                                                                                                 ==============


Counterparty Abbreviations:
GSIL     Goldman Sachs International, London

Page 60                 See Notes to Financial Statements


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

FUTURES CONTRACTS AT FEBRUARY 28, 2021 (See Note 2C - Futures Contracts in the
Notes to Financial Statements):


                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                    NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS            POSITION       CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE      VALUE
---------------------------------  ------------  ---------------  ---------------  --------------  --------------
U.S. 5-Year Treasury Notes            Short             18           Jun-2021      $   (2,231,437) $       18,105
U.S. 10-Year Ultra Treasury Notes     Short            117           Jun-2021         (17,239,219)        159,615
Ultra U.S. Treasury Bond Futures      Short             51           Jun-2021          (9,642,188)         66,355
                                                                                   --------------  --------------
                                                                                   $  (29,112,844) $      244,075
                                                                                   ==============  ==============


-----------------------------
(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor (the "Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted
      as such amounted to $47,965,329 or 18.5% of net assets.

(b)   Floating or variable rate security.

(c)   Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2021. At a predetermined date, the fixed rate will change to a floating rate.

(d)   Perpetual maturity.

(e)   Inverse floating rate security.

(f)   Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(g)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(h)   Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisors.

(i)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(j)   Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.

(k)   This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At February 28, 2021, securities noted as such are valued at
      $700,000 or 0.3% of net assets.

(l)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(m)   This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(n)   Zero coupon security.

(o)   Rate shown reflects yield as of February 28, 2021.

(p)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,548,261 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,240,762. The net unrealized appreciation was $4,307,499. The unrealized amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

LIBOR - London Interbank Offered Rates

TBA   - To-Be-Announced Security

Currency Abbreviations:
JPY   - Japanese Yen
USD   - United States Dollar

                        See Notes to Financial Statements                Page 61


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
Corporate Bonds and Notes*.......................... $   65,834,590     $           --    $   65,834,590     $           --
U.S. Government Agency Mortgage-Backed Securities...     58,711,869                 --        58,711,869                 --
Mortgage-Backed Securities..........................     49,224,010                 --        49,224,010                 --
Asset-Backed Securities.............................     29,197,785                 --        29,197,785                 --
Foreign Corporate Bonds and Notes*..................     17,085,447                 --        17,085,447                 --
Foreign Sovereign Bonds and Notes**.................     15,212,937                 --        15,212,937                 --
U.S. Government Bonds and Notes.....................      2,421,033                 --         2,421,033                 --
Municipal Bonds***..................................      2,396,011                 --         2,396,011                 --
U.S. Treasury Bills.................................     44,058,757                 --        44,058,757                 --
Money Market Funds..................................      7,133,281          7,133,281                --                 --
                                                     --------------     --------------    --------------     --------------
Total Investments...................................    291,275,720          7,133,281       284,142,439                 --
Forward Foreign Currency Contracts..................        174,481                 --           174,481                 --
Futures Contracts****...............................        244,075            244,075                --                 --
                                                     --------------     --------------    --------------     --------------
Total............................................... $  291,694,276     $    7,377,356    $  284,316,920     $           --
                                                     ==============     ==============    ==============     ==============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for country breakout.
***   See Portfolio of Investments for state breakout.
****  Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures

Contracts table. Only the current day's variation margin is presented on the
Statements of Assets and Liabilities.

Page 62                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 55.9%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%
                Federal Home Loan Mortgage Corporation
$       73,487     Series 2005-3071, Class TF, 1 Mo. LIBOR + 0.30% (a)..............     0.41%       04/15/35    $       73,669
       112,299     Series 2010-3778, Class L........................................     3.50%       12/15/25           118,117
       187,926     Series 2017-360, Class 250.......................................     2.50%       11/15/47           191,594
       108,647     Series 2020-4993, Class OP, PO...................................      (b)        10/25/58           106,683
                Federal National Mortgage Association
       181,272     Series 2006-56, Class FE, 1 Mo. LIBOR + 0.43% (a)................     0.55%       07/25/36           182,865
       143,536     Series 2011-47, Class GF, 1 Mo. LIBOR + 0.57% (a)................     0.69%       06/25/41           145,523
       269,205     Series 2018-50, Class BA.........................................     3.00%       07/25/48           280,398
        19,860     Series 2018-86, Class JA.........................................     4.00%       05/25/47            20,692
       133,081     Series 2019-67, Class FE, 1 Mo. LIBOR + 0.45% (a)................     0.57%       11/25/49           134,182
                                                                                                                 --------------
                                                                                                                      1,253,723
                                                                                                                 --------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.0%
                Federal Home Loan Mortgage Corporation Multifamily Structured
                   Pass-Through Certificates........................................
     3,200,000     Series 2013-K024, Class X3, IO (c)...............................     1.66%       11/25/40            75,738
     1,000,000     Series 2018-K732, Class X3, IO (c)...............................     2.17%       05/25/46            86,781
       300,000     Series 2019-KS11, Class XFX, IO (c)..............................     1.60%       06/25/29            30,240
                FREMF Mortgage Trust
    21,686,166     Series 2017-K726, Class X2B, IO (d)..............................     0.10%       07/25/49            57,217
                                                                                                                 --------------
                                                                                                                        249,976
                                                                                                                 --------------
                PASS-THROUGH SECURITIES -- 50.0%
                Federal Home Loan Mortgage Corporation
       104,427     Pool G08681......................................................     3.50%       12/01/45           112,414
        58,264     Pool G08792......................................................     3.50%       12/01/47            62,018
       172,459     Pool G60659......................................................     3.50%       08/01/46           187,501
       193,158     Pool G61748......................................................     3.50%       11/01/48           210,697
       224,457     Pool G67706......................................................     3.50%       12/01/47           244,260
       307,007     Pool G67710......................................................     3.50%       03/01/48           330,376
       161,742     Pool SD0499......................................................     3.00%       08/01/50           174,425
       120,379     Pool SD7502......................................................     3.50%       07/01/49           130,058
       228,142     Pool SD7511......................................................     3.50%       01/01/50           247,177
       124,660     Pool SD7513......................................................     3.50%       04/01/50           136,592
       142,732     Pool ZM1779......................................................     3.00%       09/01/46           151,182
                Federal National Mortgage Association
        66,919     Pool BE3619......................................................     4.00%       05/01/47            72,443
        81,253     Pool CA0995......................................................     3.50%       01/01/48            88,638
       105,737     Pool FM2870......................................................     3.00%       03/01/50           112,930
        93,072     Pool MA4093......................................................     2.00%       08/01/40            94,637
       125,868     Pool MA4152......................................................     2.00%       10/01/40           128,606
       500,000     Pool TBA (e).....................................................     1.50%       04/15/36           503,729
     1,000,000     Pool TBA (e).....................................................     2.00%       04/15/36         1,030,271
       400,000     Pool TBA (e).....................................................     1.50%       04/15/51           390,477
     3,550,000     Pool TBA (e).....................................................     2.00%       04/15/51         3,563,659
     2,000,000     Pool TBA (e).....................................................     2.50%       04/15/51         2,062,070
                Government National Mortgage Association
        96,370     Pool MA3873......................................................     3.00%       08/20/46           101,984
       127,689     Pool MA4382......................................................     3.50%       04/20/47           136,296
       100,760     Pool MA4778......................................................     3.50%       10/20/47           107,594


                        See Notes to Financial Statements                Page 63


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Government National Mortgage Association (Continued)
$       74,383     Pool MA4779......................................................     4.00%       10/20/47    $       80,794
     1,125,000     Pool TBA (e).....................................................     2.00%       04/15/51         1,136,646
     1,250,000     Pool TBA (e).....................................................     2.50%       04/15/51         1,291,113
                                                                                                                 --------------
                                                                                                                     12,888,587
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.....................................         14,392,286
                (Cost $14,464,118)                                                                               --------------

ASSET-BACKED SECURITIES -- 20.7%

                Accredited Mortgage Loan Trust
        52,112     Series 2005-1, Class M1, 1 Mo. LIBOR + 0.71% (a).................     0.82%       04/25/35            52,197
       173,207     Series 2005-1, Class M2, 1 Mo. LIBOR + 1.04% (a).................     1.15%       04/25/35           173,689
                ACE Securities Corp. Home Equity Loan Trust
       115,735     Series 2006-OP2, Class A1, 1 Mo. LIBOR + 0.16% (a)...............     0.27%       08/25/36           112,901
                Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Ctfs
       290,000     Series 2005-R11, Class M3, 1 Mo. LIBOR + 0.75% (a)...............     0.87%       01/25/36           284,663
                Ammc CLO 19 Ltd.
       250,000     Series 2016-19A, Class AR, 3 Mo. LIBOR + 1.14% (a) (d)...........     1.38%       10/16/28           249,845
                BlueMountain CLO XXX Ltd.
        60,000     Series 2020-30A, Class B, 3 Mo. LIBOR + 1.80% (a) (d)............     1.96%       01/15/33            60,136
                Credit-Based Asset Servicing and Securitization LLC
       141,183     Series 2007-CB6, Class A1, 1 Mo. LIBOR + 0.12% (a) (d)...........     0.24%       07/25/37           112,145
                CWABS Asset-Backed Certificates Trust
       215,000     Series 2005-1, Class MV6, 1 Mo. LIBOR + 1.10% (a)................     1.21%       07/25/35           215,460
        72,770     Series 2005-16, Class MV1, 1 Mo. LIBOR + 0.46% (a)...............     0.58%       05/25/36            72,721
                Fremont Home Loan Trust
       104,433     Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (a).................     0.85%       01/25/35           103,837
                GoldenTree Loan Opportunities IX Ltd.
       400,000     Series 2014-9A, Class AR2, 3 Mo. LIBOR + 1.11% (a) (d)...........     1.32%       10/29/29           400,290
                GSAMP Trust
       200,000     Series 2005-HE6, Class M2, 1 Mo. LIBOR + 0.68% (a)...............     0.79%       11/25/35           197,799
                JP Morgan Mortgage Acquisition Corp.
        87,244     Series 2005-WMC1, Class M2, 1 Mo. LIBOR + 0.66% (a)..............     0.78%       09/25/35            87,531
       249,561     Series 2006-FRE1, Class M1, 1 Mo. LIBOR + 0.59% (a)..............     0.72%       05/25/35           248,683
                JP Morgan Mortgage Acquisition Trust
        87,853     Series 2006-CH1, Class M1, 1 Mo. LIBOR + 0.22% (a)...............     0.34%       07/25/36            87,921
       150,205     Series 2006-WMC4, Class A1A, 1 Mo. LIBOR + 0.13% (a).............     0.25%       12/25/36           117,391
                Long Beach Mortgage Loan Trust
       121,738     Series 2005-WL2, Class M2, 1 Mo. LIBOR + 0.74% (a)...............     0.85%       08/25/35           122,014
       326,851     Series 2006-10, Class 2A3, 1 Mo. LIBOR + 0.16% (a)...............     0.28%       11/25/36           143,274
                Morgan Stanley Capital I, Inc., Trust
       233,915     Series 2006-HE1, Class A4, 1 Mo. LIBOR + 0.58% (a)...............     0.70%       01/25/36           230,472
        35,457     Series 2006-NC2, Class A2D, 1 Mo. LIBOR + 0.58% (a)..............     0.70%       02/25/36            35,083
                Navient Student Loan Trust
       320,000     Series 2015-3, Class B, 1 Mo. LIBOR + 1.50% (a)..................     1.62%       10/25/58           323,917
                Nelnet Student Loan Trust
       215,000     Series 2014-4A, Class A2, 1 Mo. LIBOR + 0.95% (a) (d)............     1.07%       11/25/48           219,795
                Nomura Home Equity Loan, Inc., Home Equity Loan Trust
        89,623     Series 2006-HE1, Class M1, 1 Mo. LIBOR + 0.62% (a)...............     0.73%       02/25/36            89,415


Page 64                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
ASSET-BACKED SECURITIES (CONTINUED)

                Oakwood Mortgage Investors, Inc.
$      582,662     Series 2001-C, Class A2..........................................     5.92%       06/15/31    $      110,411
                Palmer Square CLO Ltd.
       400,000     Series 2018-1A, Class A1, 3 Mo. LIBOR + 1.03% (a) (d)............     1.25%       04/18/31           399,279
                Saxon Asset Securities Trust
        83,383     Series 2005-1, Class M2, 1 Mo. LIBOR + 0.72% (a).................     0.84%       05/25/35            82,307
                Securitized Asset Backed Receivables LLC Trust
       113,848     Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.48% (a)...............     0.60%       03/25/36           112,108
                SLM Student Loan Trust
        65,000     Series 2008-4, Class B, 3 Mo. LIBOR + 1.85% (a)..................     2.07%       04/25/73            64,565
        65,000     Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (a)..................     2.07%       07/25/73            63,963
                Soundview Home Loan Trust
       137,521     Series 2006-2, Class M2, 1 Mo. LIBOR + 0.53% (a).................     0.64%       03/25/36           137,441
       243,843     Series 2007-OPT3, Class 1A1, 1 Mo. LIBOR + 0.17% (a).............     0.29%       08/25/37           226,530
                Structured Asset Securities Corp. Mortgage Loan Trust
       114,273     Series 2006-OPT1, Class A1, 1 Mo. LIBOR + 0.18% (a)..............     0.30%       04/25/36           110,029
                TAL Advantage VII LLC
        95,625     Series 2020-1A, Class A (d)......................................     2.05%       09/20/45            97,126
                Textainer Marine Containers VIII Ltd.
        96,095     Series 2020-2A, Class A (d)......................................     2.10%       09/20/45            97,399
        96,208     Series 2020-3A, Class A (d)......................................     2.11%       09/20/45            97,710
                                                                                                                 --------------
                TOTAL ASSET-BACKED SECURITIES..................................................................       5,340,047
                (Cost $4,999,238)                                                                                --------------

U.S. GOVERNMENT BONDS AND NOTES -- 19.8%

     1,000,000  Federal Home Loan Bank Discount Notes...............................      (b)        04/30/21           999,950
        70,000  U.S. Treasury Bond..................................................     1.63%       11/15/50            61,283
       165,000  U.S. Treasury Bond..................................................     1.88%       02/15/51           153,785
       460,000  U.S. Treasury Note..................................................     0.13%       11/30/22           459,910
     1,115,000  U.S. Treasury Note..................................................     0.13%       01/31/23         1,114,521
       260,000  U.S. Treasury Note..................................................     0.13%       02/28/23           259,904
        75,000  U.S. Treasury Note..................................................     0.38%       12/31/25            73,667
       550,000  U.S. Treasury Note..................................................     0.38%       01/31/26           539,602
       725,000  U.S. Treasury Note..................................................     0.50%       02/28/26           715,258
       745,000  U.S. Treasury Note..................................................     1.13%       02/15/31           722,184
                                                                                                                 --------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................       5,100,064
                (Cost $5,114,584)                                                                                --------------

MORTGAGE-BACKED SECURITIES -- 19.0%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.1%
                Alternative Loan Trust
       266,236     Series 2005-16, Class A4, 1 Mo. LIBOR + 0.48% (a)................     0.60%       06/25/35           249,813
       361,066     Series 2007-HY8C, Class A1, 1 Mo. LIBOR + 0.16% (a)..............     0.28%       09/25/47           345,936
       226,817     Series 2007-OA7, Class A1A, 1 Mo. LIBOR + 0.18% (a)..............     0.30%       05/25/47           216,731
                Banc of America Funding Trust
       142,749     Series 2015-R2, Class 4A1, 1 Mo. LIBOR + 0.17% (a) (d)...........     0.28%       09/29/36           142,445


                        See Notes to Financial Statements                Page 65


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                Bear Stearns ALT-A Trust
$       39,600     Series 2004-8, Class 2A, 1 Mo. LIBOR + 0.68% (a).................     0.80%       09/25/34    $       39,630
                Bear Stearns Mortgage Funding Trust
       138,906     Series 2006-AR5, Class 2A1, 1 Mo. LIBOR + 0.19% (a)..............     0.31%       01/25/37           130,534
                CHL Mortgage Pass-Through Trust
       140,294     Series 2007-20, Class A1.........................................     6.50%       01/25/38           107,814
                CIM Trust
       108,860     Series 2017-3, Class A1, 1 Mo. LIBOR + 2.00% (a) (d).............     2.12%       01/25/57           110,590
                GSR Mortgage Loan Trust
       286,331     Series 2006-OA1, Class 2A2, 1 Mo. LIBOR + 0.52% (a)..............     0.64%       08/25/46           173,980
                IndyMac INDX Mortgage Loan Trust
        70,666     Series 2006-AR9, Class 3A2, 1 Mo. LIBOR + 0.35% (a)..............     0.47%       06/25/36            69,362
                RALI Trust
       184,936     Series 2006-QA6, Class A1, 1 Mo. LIBOR + 0.38% (a)...............     0.50%       07/25/36           190,234
                Structured Asset Mortgage Investments II Trust
       114,017     Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (a)..............     0.30%       01/25/37           109,160
                WaMu Mortgage Pass-Through Certificates Trust
        78,732     Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                      1.00% (a).....................................................     1.38%       02/25/46            79,331
       115,866     Series 2006-AR17, Class 1A1A, 12 Mo. Treasury Average +
                      0.81% (a).....................................................     1.31%       12/25/46           111,060
                                                                                                                 --------------
                                                                                                                      2,076,620
                                                                                                                 --------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.9%
                BAMLL Commercial Mortgage Securities Trust
       105,000     Series 2018-PARK, Class A (c) (d)................................     4.09%       08/10/38           120,123
                BBCMS Trust
       120,000     Series 2015-SRCH, Class A2 (d)...................................     4.20%       08/10/35           136,330
                BX Commercial Mortgage Trust
        35,000     Series 2018-IND, Class G, 1 Mo. LIBOR + 2.05% (a) (d)............     2.16%       11/15/35            35,141
                CALI Mortgage Trust
       100,000     Series 2019-101C, Class A (d)....................................     3.96%       03/10/39           114,475
                Citigroup Commercial Mortgage Trust
       566,980     Series 2012-GC8, Class XA, IO (c) (d)............................     1.74%       09/10/45            11,145
       769,782     Series 2013-GC15, Class XA, IO (c)...............................     0.84%       09/10/46            13,870
                COMM Mortgage Trust
     4,650,797     Series 2012-CCRE4, Class XA, IO (c)..............................     1.70%       10/15/45           100,380
     1,454,410     Series 2013-LC13, Class XA, IO (c)...............................     1.11%       08/10/46            33,391
     1,316,596     Series 2014-CCRE17, Class XA, IO (c).............................     0.97%       05/10/47            32,368
     1,886,167     Series 2014-UBS2, Class XA, IO (c)...............................     1.15%       03/10/47            53,428
       584,846     Series 2014-UBS3, Class XA, IO (c)...............................     1.07%       06/10/47            17,149
    11,151,000     Series 2014-UBS3, Class XB, IO (c) (d)...........................     0.32%       06/10/47           114,399
        35,000     Series 2020-CX, Class E (c) (d)..................................     2.68%       11/10/46            32,752
                CSAIL Commercial Mortgage Trust
     2,299,914     Series 2015-C2, Class XA, IO (c).................................     0.75%       06/15/57            59,186
     3,187,721     Series 2016-C5, Class XA, IO (c).................................     0.92%       11/15/48           111,057
                DBUBS Mortgage Trust
       120,000     Series 2017-BRBK, Class A (d)....................................     3.45%       10/10/34           129,024
                DC Office Trust
        75,000     Series 2019-MTC, Class A (d).....................................     2.97%       09/15/45            80,007


Page 66                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                Grace Trust
$    1,000,000     Series 2020-GRCE, Class X, IO (c) (d)............................     0.30%       12/10/40    $       27,705
                GS Mortgage Securities Trust
     8,051,870     Series 2011-GC5, Class XA, IO (c) (d)............................     1.23%       08/10/44             7,598
                Hudson Yards Mortgage Trust
        75,000     Series 2019-55HY, Class A (c) (d)................................     2.94%       12/10/41            80,151
                JP Morgan Chase Commercial Mortgage Securities Trust
     5,443,905     Series 2013-C16, Class XA, IO (c)................................     0.92%       12/15/46           116,002
     1,937,266     Series 2013-LC11, Class XA, IO (c)...............................     1.25%       04/15/46            41,403
                JPMBB Commercial Mortgage Securities Trust
     1,027,228     Series 2015-C32, Class XA, IO (c)................................     1.21%       11/15/48            33,323
                MKT Mortgage Trust
        95,000     Series 2020-525M, Class A (d)....................................     2.69%       02/12/40            99,305
                Morgan Stanley Bank of America Merrill Lynch Trust
     1,889,810     Series 2013-C13, Class XA, IO (c)................................     0.95%       11/15/46            40,912
     5,426,451     Series 2014-C14, Class XA, IO (c)................................     1.00%       02/15/47           127,146
                Natixis Commercial Mortgage Securities Trust
        75,000     Series 2020-2PAC, Class A (d)....................................     2.97%       12/15/38            78,242
                One Bryant Park Trust
       125,000     Series 2019-OBP, Class A (d).....................................     2.52%       09/15/54           129,191
                SFAVE Commercial Mortgage Securities Trust
       270,000     Series 2015-5AVE, Class A2A (c) (d)..............................     3.66%       01/05/43           274,391
                UBS Commercial Mortgage Trust
     3,486,285     Series 2012-C1, Class XA, IO (c) (d).............................     2.06%       05/10/45            44,835
                UBS-Barclays Commercial Mortgage Trust
     5,356,605     Series 2012-C2, Class XA, IO (c) (d).............................     1.29%       05/10/63            72,619
       677,729     Series 2012-C3, Class XA, IO (c) (d).............................     1.81%       08/10/49            14,258
                Wells Fargo Commercial Mortgage Trust
     2,079,205     Series 2015-LC22, Class XA, IO (c)...............................     0.77%       09/15/58            60,007
     1,251,717     Series 2016-BNK1, Class XA, IO (c)...............................     1.74%       08/15/49            94,791
                WFRBS Commercial Mortgage Trust
       662,005     Series 2012-C9, Class XA, IO (c) (d).............................     1.88%       11/15/45            15,026
     3,946,149     Series 2014-C20, Class XA, IO (c)................................     0.94%       05/15/47            92,520
     1,101,367     Series 2014-C22, Class XA, IO (c)................................     0.80%       09/15/57            24,664
     5,040,180     Series 2014-C24, Class XA, IO (c)................................     0.85%       11/15/47           136,882
       550,093     Series 2014-LC14, Class XA, IO (c)...............................     1.26%       03/15/47            17,000
                                                                                                                 --------------
                                                                                                                      2,822,196
                                                                                                                 --------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................       4,898,816
                (Cost $4,636,464)                                                                                --------------

U.S. TREASURY BILLS -- 18.9%

       360,000  U.S. Treasury Bill..................................................      (b)        03/11/21           359,997
       255,000  U.S. Treasury Bill..................................................      (b)        04/08/21           254,992
       250,000  U.S. Treasury Bill..................................................      (b)        04/15/21           249,991
     1,200,000  U.S. Treasury Bill..................................................      (b)        04/29/21         1,199,941
     1,000,000  U.S. Treasury Bill..................................................      (b)        07/29/21           999,813
       730,000  U.S. Treasury Bill..................................................      (b)        08/12/21           729,842
     1,085,000  U.S. Treasury Bill..................................................      (b)        08/19/21         1,084,742
                                                                                                                 --------------
                TOTAL U.S. TREASURY BILLS......................................................................       4,879,318
                (Cost $4,879,153)                                                                                --------------


                        See Notes to Financial Statements                Page 67


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 9.2%

$   2,364,758   JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (f).....  $    2,364,758
                (Cost $2,364,758)                                                                                --------------
                TOTAL INVESTMENTS -- 143.5%....................................................................      36,975,289
                (Cost $36,458,315) (g)
                NET OTHER ASSETS AND LIABILITIES -- (43.5)%....................................................     (11,205,647)
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   25,769,642
                                                                                                                 ==============


FUTURES CONTRACTS AT FEBRUARY 28, 2021 (See Note 2C - Futures Contracts in the
Notes to Financial Statements):


                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                    NUMBER OF                                      (DEPRECIATION)/
        FUTURES CONTRACTS            POSITION       CONTRACTS     EXPIRATION DATE  NOTIONAL VALUE      VALUE
---------------------------------  ------------  ---------------  ---------------  --------------  --------------
U.S. 2-Year Treasury Notes            Long             11            Jun-2021      $    2,428,422  $       (1,986)
U.S. 5-Year Treasury Notes            Short            14            Jun-2021          (1,735,563)         14,082
U.S. 10-Year Ultra Treasury Notes     Short             4            Jun-2021            (589,375)          5,585
U.S. Treasury Ultra Bond Futures      Short             2            Jun-2021            (378,125)          2,602
                                                                                   --------------  --------------
                                                                                   $     (274,641) $       20,283
                                                                                   ==============  ==============


-----------------------------
(a)   Floating or variable rate security.

(b)   Zero coupon security.

(c)   Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(d)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's
      Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $3,660,694 or 14.2% of net assets.

(e)   All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial
      Statements).

(f)   Rate shown reflects yield as of February 28, 2021.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $697,956 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $160,699. The net unrealized appreciation was
      $537,257. The unrealized amounts presented are inclusive of derivative contracts.

IO    - Interest-Only Security - Principal amount shown represents par value on which interest payments are based

LIBOR - London Interbank Offered Rate

PO    - Principal-Only Security

TBA   - To-Be-Announced Security

Page 68                 See Notes to Financial Statements


FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                       ASSETS TABLE
                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
U.S. Government Agency Mortgage-Backed Securities... $   14,392,286     $           --    $   14,392,286     $           --
Asset-Backed Securities.............................      5,340,047                 --         5,340,047                 --
U.S. Government Bonds and Notes.....................      5,100,064                 --         5,100,064                 --
Mortgage-Backed Securities..........................      4,898,816                 --         4,898,816                 --
U.S. Treasury Bills.................................      4,879,318                 --         4,879,318                 --
Money Market Funds..................................      2,364,758          2,364,758                --                 --
                                                     --------------     --------------    --------------     --------------
Total Investments...................................     36,975,289          2,364,758        34,610,531                 --
Futures Contracts*..................................         22,269             22,269                --                 --
                                                     --------------     --------------    --------------     --------------
Total............................................... $   36,997,558     $    2,387,027    $   34,610,531     $           --
                                                     ==============     ==============    ==============     ==============

                                                     LIABILITIES TABLE
                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
Futures Contracts*.................................. $       (1,986)    $       (1,986)   $           --     $           --
                                                     ==============     ==============    ==============     ==============


*     Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

                        See Notes to Financial Statements                Page 69


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES -- 62.2%

                ANGOLA -- 2.2%
       200,000  Angolan Government International Bond (USD) (a).....................     8.25%       05/09/28    $      199,620
       250,000  Angolan Government International Bond (USD) (a).....................     9.13%       11/26/49           241,697
                                                                                                                 --------------
                                                                                                                        441,317
                                                                                                                 --------------
                BAHRAIN -- 2.2%
       250,000  Bahrain Government International Bond (USD) (a).....................     5.25%       01/25/33           245,625
       200,000  Bahrain Government International Bond Series (USD) (b)..............     6.00%       09/19/44           193,480
                                                                                                                 --------------
                                                                                                                        439,105
                                                                                                                 --------------
                BRAZIL -- 1.0%
       200,000  Brazilian Government International Bond (USD).......................     3.88%       06/12/30           199,350
                                                                                                                 --------------
                CHILE -- 1.6%
       300,000  Chile Government International Bond (USD)...........................     2.55%       01/27/32           304,407
                                                                                                                 --------------
                COSTA RICA -- 1.0%
       200,000  Costa Rica Government International Bond (USD) (b)..................     7.16%       03/12/45           197,500
                                                                                                                 --------------
                DOMINICAN REPUBLIC -- 3.1%
       300,000  Dominican Republic International Bond (USD) (a).....................     4.88%       09/23/32           305,625
       150,000  Dominican Republic International Bond (USD) (a).....................     5.30%       01/21/41           147,938
       150,000  Dominican Republic International Bond (USD) (a).....................     5.88%       01/30/60           146,625
                                                                                                                 --------------
                                                                                                                        600,188
                                                                                                                 --------------
                EGYPT -- 2.8%
       325,000  Egypt Government International Bond (USD) (a).......................     7.05%       01/15/32           336,380
       200,000  Egypt Government International Bond Series (USD) (b)................     8.50%       01/31/47           208,803
                                                                                                                 --------------
                                                                                                                        545,183
                                                                                                                 --------------
                EL SALVADOR -- 0.4%
        53,000  El Salvador Government International Bond Series (USD) (b)..........     5.88%       01/30/25            52,073
        23,000  El Salvador Government International Bond Series (USD) (b)..........     6.38%       01/18/27            22,626
                                                                                                                 --------------
                                                                                                                         74,699
                                                                                                                 --------------
                GHANA -- 2.2%
       200,000  Ghana Government International Bond (USD) (a).......................     8.95%       03/26/51           196,293
       225,000  Ghana Government International Bond Series (USD) (b)................     8.13%       03/26/32           230,395
                                                                                                                 --------------
                                                                                                                        426,688
                                                                                                                 --------------
                INDONESIA -- 2.7%
       200,000  Perusahaan Penerbit SBSN Indonesia III (USD) (a)....................     3.80%       06/23/50           200,392
       300,000  Perusahaan Penerbit SBSN Indonesia III Series (USD) (b).............     4.15%       03/29/27           332,907
                                                                                                                 --------------
                                                                                                                        533,299
                                                                                                                 --------------
                IRAQ -- 1.0%
       218,750  Iraq International Bond (USD) (b)...................................     5.80%       01/15/28           203,427
                                                                                                                 --------------
                IVORY COAST (COTE D'IVOIRE) -- 2.0%
       100,000  Ivory Coast Government International Bond (EUR) (a).................     4.88%       01/30/32           121,059
       200,000  Ivory Coast Government International Bond (EUR) (a).................     6.88%       10/17/40           263,091
                                                                                                                 --------------
                                                                                                                        384,150
                                                                                                                 --------------
                KENYA -- 1.1%
       200,000  Kenya Government International Bond (USD) (a).......................     8.00%       05/22/32           224,675
                                                                                                                 --------------


Page 70                  See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                MEXICO -- 2.4%
       300,000  Mexico Government International Bond (USD)..........................     2.66%       05/24/31    $      289,728
       200,000  Mexico Government International Bond (USD)..........................     3.77%       05/24/61           176,327
                                                                                                                 --------------
                                                                                                                        466,055
                                                                                                                 --------------
                MOROCCO -- 1.0%
       200,000  Morocco Government International Bond (USD) (a).....................     3.00%       12/15/32           194,302
                                                                                                                 --------------
                NIGERIA -- 2.1%
       200,000  Nigeria Government International Bond (USD) (a).....................     7.70%       02/23/38           205,950
       200,000  Nigeria Government International Bond Series (USD) (b)..............     7.88%       02/16/32           215,945
                                                                                                                 --------------
                                                                                                                        421,895
                                                                                                                 --------------
                OMAN -- 4.2%
       200,000  Oman Government International Bond (USD) (a)........................     6.25%       01/25/31           210,992
       400,000  Oman Government International Bond Series (USD) (b).................     6.00%       08/01/29           418,866
       200,000  Oman Government International Bond Series (USD) (b).................     6.50%       03/08/47           189,994
                                                                                                                 --------------
                                                                                                                        819,852
                                                                                                                 --------------
                PAKISTAN -- 1.1%
       200,000  Pakistan Government International Bond (USD) (b)....................     6.88%       12/05/27           214,500
                                                                                                                 --------------
                PANAMA -- 3.9%
       600,000  Panama Government International Bond (USD)..........................     2.25%       09/29/32           574,500
       200,000  Panama Government International Bond (USD)..........................     3.87%       07/23/60           198,250
                                                                                                                 --------------
                                                                                                                        772,750
                                                                                                                 --------------
                PARAGUAY -- 1.2%
       200,000  Paraguay Government International Bond (USD) (b)....................     5.60%       03/13/48           233,302
                                                                                                                 --------------
                PERU -- 2.4%
       200,000  Peruvian Government International Bond (USD)........................     2.78%       01/23/31           203,352
       210,000  Peruvian Government International Bond (USD)........................     1.86%       12/01/32           194,644
       100,000  Peruvian Government International Bond (USD)........................     2.78%       12/01/60            82,400
                                                                                                                 --------------
                                                                                                                        480,396
                                                                                                                 --------------
                QATAR -- 2.3%
       200,000  Qatar Government International Bond (USD) (a).......................     3.75%       04/16/30           226,041
       200,000  Qatar Government International Bond (USD) (a).......................     4.40%       04/16/50           234,897
                                                                                                                 --------------
                                                                                                                        460,938
                                                                                                                 --------------
                ROMANIA -- 2.2%
       250,000  Romanian Government International Bond (USD) (a)....................     3.00%       02/14/31           253,746
       150,000  Romanian Government International Bond (EUR) (a)....................     2.63%       12/02/40           178,736
                                                                                                                 --------------
                                                                                                                        432,482
                                                                                                                 --------------
                SAUDI ARABIA -- 5.8%
       200,000  Saudi Government International Bond (USD) (a).......................     2.50%       02/03/27           209,304
       200,000  Saudi Government International Bond (USD) (a).......................     2.75%       02/03/32           204,145
       475,000  Saudi Government International Bond (USD) (a).......................     2.25%       02/02/33           455,454
       300,000  Saudi Government International Bond (USD) (a).......................     3.45%       02/02/61           279,577
                                                                                                                 --------------
                                                                                                                      1,148,480
                                                                                                                 --------------


                        See Notes to Financial Statements                Page 71


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                SENEGAL -- 0.6%
       100,000  Senegal Government International Bond (EUR) (b).....................     4.75%       03/13/28    $      127,117
                                                                                                                 --------------
                SOUTH AFRICA -- 2.0%
       200,000  Republic of South Africa Government International Bond (USD)........     4.30%       10/12/28           198,580
       200,000  Republic of South Africa Government International Bond (USD)........     5.75%       09/30/49           184,365
                                                                                                                 --------------
                                                                                                                        382,945
                                                                                                                 --------------
                TURKEY -- 4.3%
       300,000  Turkey Government International Bond (USD)..........................     4.88%       10/09/26           300,237
       200,000  Turkey Government International Bond (USD)..........................     5.88%       06/26/31           198,575
       170,000  Turkey Government International Bond (USD)..........................     6.88%       03/17/36           175,746
       200,000  Turkey Government International Bond (USD)..........................     5.75%       05/11/47           175,150
                                                                                                                 --------------
                                                                                                                        849,708
                                                                                                                 --------------
                UKRAINE -- 1.7%
       150,000  Ukraine Government International Bond (USD) (c).....................     0.00%       05/31/40           164,950
       150,000  Ukraine Government International Bond Series (USD) (b)..............     7.75%       09/01/27           162,765
                                                                                                                 --------------
                                                                                                                        327,715
                                                                                                                 --------------
                UNITED ARAB EMIRATES -- 1.0%
       200,000  Abu Dhabi Government International Bond (USD) (b)...................     1.70%       03/02/31           191,965
                                                                                                                 --------------
                URUGUAY -- 0.7%
       110,000  Uruguay Government International Bond (USD).........................     4.38%       01/23/31           127,223
                                                                                                                 --------------
                TOTAL FOREIGN SOVEREIGN BONDS AND NOTES........................................................      12,225,613
                (Cost $12,522,793)                                                                               --------------

FOREIGN CORPORATE BONDS AND NOTES -- 32.3%

                BANKS -- 6.3%
       200,000  Banco do Brasil S.A. (USD) (b) (d)..................................     6.25%         (e)              199,750
       200,000  Banco Industrial S.A. (USD) (a) (d).................................     4.88%       01/29/31           204,450
       200,000  Banco Mercantil del Norte S.A. (USD) (a) (d)........................     6.88%         (e)              206,000
       200,000  Bancolombia S.A. (USD) (d)..........................................     4.63%       12/18/29           207,500
       200,000  Bangkok Bank PCL (USD) (a) (d)......................................     5.00%         (e)              212,000
       200,000  Global Bank Corp. (USD) (a) (d).....................................     5.25%       04/16/29           213,300
                                                                                                                 --------------
                                                                                                                      1,243,000
                                                                                                                 --------------
                COMMERCIAL SERVICES -- 1.1%
       200,000  DP World Salaam (USD) (b) (d).......................................     6.00%         (e)              217,884
                                                                                                                 --------------
                ELECTRIC -- 6.9%
       200,000  AES Gener S.A. (USD) (a) (d)........................................     7.13%       03/26/79           217,860
       200,000  Eskom Holdings SOC Ltd. (USD) (b)...................................     6.75%       08/06/23           209,055
       200,000  Eskom Holdings SOC Ltd. (USD) (b)...................................     6.35%       08/10/28           215,726
       250,000  India Green Power Holdings (USD) (a)................................     4.00%       02/22/27           251,875
       200,000  Minejesa Capital B.V. (USD) (a).....................................     5.63%       08/10/37           212,000
       250,000  Mong Duong Finance Holdings B.V. (USD) (a)..........................     5.13%       05/07/29           254,219
                                                                                                                 --------------
                                                                                                                      1,360,735
                                                                                                                 --------------



Page 72                 See Notes to Financial Statements


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  --------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

                IRON/STEEL -- 1.2%
       200,000  Metinvest B.V. (USD) (b)............................................     8.50%       04/23/26    $      227,780
                                                                                                                 --------------
                MINING -- 1.9%
       275,000  Indonesia Asahan Aluminium Persero PT (USD) (a).....................     5.45%       05/15/30           315,769
        50,000  Volcan Cia Minera SAA (USD) (a).....................................     4.38%       02/11/26            51,500
                                                                                                                 --------------
                                                                                                                        367,269
                                                                                                                 --------------
                OIL & GAS -- 7.6%
       100,000  Ecopetrol S.A. (USD)................................................     5.88%       05/28/45           108,358
       400,000  KazMunayGas National Co. JSC (USD) (a)..............................     3.50%       04/14/33           408,996
       100,000  Leviathan Bond Ltd. (USD) (a) (b)...................................     6.13%       06/30/25           110,004
       150,000  Leviathan Bond Ltd. (USD) (a) (b)...................................     6.75%       06/30/30           166,575
        90,000  Petrobras Global Finance B.V. (USD).................................     6.85%       06/05/15            98,370
        50,000  Petroleos Mexicanos (USD)...........................................     6.49%       01/23/27            52,500
       200,000  Petroleos Mexicanos (USD)...........................................     5.35%       02/12/28           194,170
       200,000  Petroleos Mexicanos (USD)...........................................     5.95%       01/28/31           193,125
       170,000  Petroleos Mexicanos (USD)...........................................     6.63%       06/15/35           161,680
                                                                                                                 --------------
                                                                                                                      1,493,778
                                                                                                                 --------------
                OIL & GAS SERVICES -- 1.1%
       200,000  Guara Norte Sarl (USD) (a)..........................................     5.20%       06/15/34           205,190
                                                                                                                 --------------
                PIPELINES -- 1.0%
       200,000  Galaxy Pipeline Assets Bidco Ltd. (USD) (a).........................     1.75%       09/30/27           201,195
                                                                                                                 --------------
                REAL ESTATE -- 4.1%
       200,000  China Evergrande Group (USD) (b)....................................     8.25%       03/23/22           192,500
       200,000  Kaisa Group Holdings Ltd. (USD) (b).................................     8.50%       06/30/22           202,501
       200,000  New Metro Global Ltd. (USD) (b).....................................     6.80%       08/05/23           211,099
       200,000  Ronshine China Holdings Ltd. (USD) (b)..............................     8.75%       10/25/22           205,004
                                                                                                                 --------------
                                                                                                                        811,104
                                                                                                                 --------------
                TELECOMMUNICATIONS -- 1.1%
       200,000  Network i2i Ltd. (USD) (b) (d)......................................     5.65%         (e)              212,350
                                                                                                                 --------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES........................................................       6,340,285
                (Cost $6,428,061)                                                                                --------------



    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  --------------
MONEY MARKET FUNDS -- 2.1%

      416,257   JPMorgan 100% U.S. Treasury Securities Money Market - Fund Institutional Class - 0.01% (f).....         416,257
                (Cost $416,257)                                                                                  --------------
                TOTAL INVESTMENTS -- 96.6%.....................................................................      18,982,155
                (Cost $19,367,111) (g)
                NET OTHER ASSETS AND LIABILITIES -- 3.4%.......................................................         669,119
                                                                                                                 --------------
                NET ASSETS -- 100.0%...........................................................................  $   19,651,274
                                                                                                                 ==============


                        See Notes to Financial Statements                Page 73


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------

(a)   This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2021, securities noted as such amounted to $8,513,097 or 43.3% of net assets.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(c)   Floating or variable rate security. The interest rate shown does not reflect the anticipated first coupon payment scheduled for May 31, 2021 which is directly linked to the real GDP growth of Ukraine as reported.

(d)   Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at February 28, 2021. At a predetermined date, the fixed rate will change to a floating rate.

(e)   Perpetual maturity.

(f)   Rate shown reflects yield as of February 28, 2021.

(g)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,727 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $395,683. The net unrealized depreciation was
      $384,956.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                             LEVEL 2            LEVEL 3
                                                         TOTAL             LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                        VALUE AT            QUOTED          OBSERVABLE        UNOBSERVABLE
                                                       2/28/2021            PRICES            INPUTS             INPUTS
                                                     --------------     --------------    --------------     --------------
Foreign Sovereign Bonds and Notes*.................. $   12,225,613     $           --    $   12,225,613     $           --
Foreign Corporate Bonds and Notes**.................      6,340,285                 --         6,340,285                 --
Money Market Funds..................................        416,257            416,257                --                 --
                                                     --------------     --------------    --------------     --------------
Total Investments................................... $   18,982,155     $      416,257    $   18,565,898     $           --
                                                     ==============     ==============    ==============     ==============


*     See Portfolio of Investments for country breakout.
**    See Portfolio of Investments for industry breakout.

Page 74                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                     FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                      OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                      FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                           ETF               ETF               ETF               ETF
                                                         (FIXD)            (UCON)            (DEED)            (EFIX)
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments, at value..............................  $ 6,779,811,080   $   291,275,720   $    36,975,289   $    18,982,155
Swaptions contracts purchased, at value............        1,009,411                --                --                --
Cash...............................................        8,530,842                --           317,866         1,284,203
Cash segregated as collateral for TBA securities...       17,972,000                --                --                --
Cash segregated as collateral for open futures
   contracts.......................................        3,231,000         1,878,928            47,990                --
Due from broker....................................          111,198                --                --                --
Foreign currency, at value.........................               --                --                --           276,777
Unrealized appreciation on forward foreign
   currency contracts..............................        3,469,744           174,481                --                --
Receivables:
   Investment securities sold......................    1,222,214,301        32,439,270         9,159,558           447,154
   Capital shares sold.............................       21,369,639                --                --                --
   Interest........................................       15,189,345         1,484,503            94,801           226,642
   Variation margin................................          102,438               165                --                --
   Dividends.......................................            1,263                34                 3                --
                                                     ---------------   ---------------   ---------------   ---------------
      Total Assets.................................    8,073,012,261       327,253,101        46,595,507        21,216,931
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment securities purchased.................    3,030,015,910        67,680,839        20,805,152         1,561,021
   Investment advisory fees........................        2,113,535           147,873            11,619             4,636
   Variation margin................................               --           250,560             9,094                --
                                                     ---------------   ---------------   ---------------   ---------------
      Total Liabilities............................    3,032,129,445        68,079,272        20,825,865         1,565,657
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................  $ 5,040,882,816   $   259,173,829   $    25,769,642   $    19,651,274
                                                     ===============   ===============   ===============   ===============
NET ASSETS CONSIST OF:
Paid-in capital....................................  $ 5,077,709,478   $   252,329,016   $    25,011,595   $    20,024,040
Par value..........................................          944,500            97,500            10,000            10,000
Accumulated distributable earnings (loss)..........      (37,771,162)        6,747,313           748,047          (382,766)
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS.........................................  $ 5,040,882,816   $   259,173,829   $    25,769,642   $    19,651,274
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, per share.........................  $         53.37   $         26.58   $         25.77   $         19.65
                                                     ===============   ===============   ===============   ===============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)...       94,450,002         9,750,002         1,000,002         1,000,002
                                                     ===============   ===============   ===============   ===============
Investments, at cost...............................  $ 6,787,734,139   $   287,386,777   $    36,458,315   $    19,367,111
                                                     ===============   ===============   ===============   ===============
Foreign currency, at cost..........................  $            --   $            --   $            --   $       277,947
                                                     ===============   ===============   ===============   ===============
Premiums paid on swaptions contracts purchased.....  $       571,710   $            --   $            --   $            --
                                                     ===============   ===============   ===============   ===============


                        See Notes to Financial Statements                Page 75


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                     FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW   FIRST TRUST TCW
                                                      OPPORTUNISTIC     UNCONSTRAINED      SECURITIZED        EMERGING
                                                      FIXED INCOME        PLUS BOND           PLUS          MARKETS DEBT
                                                           ETF               ETF               ETF               ETF
                                                         (FIXD)            (UCON)            (DEED)          (EFIX) (a)
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest...........................................  $    36,934,811   $     3,356,308   $       219,465   $        24,883
Dividends..........................................            5,826               112                --                --
                                                     ---------------   ---------------   ---------------   ---------------
   Total investment income.........................       36,940,637         3,356,420           219,465            24,883
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES:
Investment advisory fees...........................       14,270,549           974,441            89,928             5,181
                                                     ---------------   ---------------   ---------------   ---------------
   Total expenses..................................       14,270,549           974,441            89,928             5,181
   Less fees waived by the investment advisor......       (2,195,469)         (114,640)          (11,990)             (545)
                                                     ---------------   ---------------   ---------------   ---------------
   Net expenses....................................       12,075,080           859,801            77,938             4,636
                                                     ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS).......................       24,865,557         2,496,619           141,527            20,247
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................      (14,016,171)        3,466,603           165,272           (16,706)
   Futures contracts...............................         (426,881)        2,694,989           105,738                --
   Foreign currency transactions...................           14,948               754                --               337
                                                     ---------------   ---------------   ---------------   ---------------
Net realized gain (loss)...........................      (14,428,104)        6,162,346           271,010           (16,369)
                                                     ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.....................................      (74,818,810)       (2,279,261)         (166,875)         (384,956)
   Forward foreign currency contracts..............        3,469,744           174,481                --                --
   Purchased swaptions contracts...................          437,701                --                --                --
   Futures contracts...............................          (19,763)          (40,703)           14,110                --
   Foreign currency translation....................               --                --                --            (1,688)
                                                     ---------------   ---------------   ---------------   ---------------
Net change in unrealized appreciation
   (depreciation)..................................      (70,931,128)       (2,145,483)         (152,765)         (386,644)
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS).....................................      (85,359,232)        4,016,863           118,245          (403,013)
                                                     ---------------   ---------------   ---------------   ---------------
ET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.......................  $   (60,493,675)  $     6,513,482   $       259,772   $      (382,766)
                                                     ===============   ===============   ===============   ===============


(a)   Inception date is February 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 76                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                    FIRST TRUST TCW                   FIRST TRUST TCW
                                                                  OPPORTUNISTIC FIXED                  UNCONSTRAINED
                                                                      INCOME ETF                       PLUS BOND ETF
                                                                        (FIXD)                            (UCON)
                                                            -------------------------------   -------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                ENDED             YEAR            ENDED             YEAR
                                                              2/28/2021          ENDED          2/28/2021          ENDED
                                                             (UNAUDITED)       8/31/2020       (UNAUDITED)       8/31/2020
                                                            --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..............................  $   24,865,557   $   29,119,269   $    2,496,619   $    5,880,143
Net realized gain (loss)..................................     (14,428,104)      70,279,466        6,162,346        2,072,669
Net change in unrealized appreciation (depreciation)......     (70,931,128)      40,497,582       (2,145,483)      (2,882,860)
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   operations.............................................     (60,493,675)     139,896,317        6,513,482        5,069,952
                                                            --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................    (100,982,198)     (50,508,968)      (3,391,276)      (6,674,002)
                                                            --------------   --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................   1,561,853,810    2,802,717,770       51,756,614       80,410,130
Cost of shares redeemed...................................              --     (152,059,261)              --      (82,116,874)
                                                            --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................   1,561,853,810    2,650,658,509       51,756,614      (1,706,744)
                                                            --------------   --------------   --------------   --------------
Total increase (decrease) in net assets...................   1,400,377,937    2,740,045,858       54,878,820      (3,310,794)

NET ASSETS:
Beginning of period.......................................   3,640,504,879      900,459,021      204,295,009      207,605,803
                                                            --------------   --------------   --------------   --------------
End of period.............................................  $5,040,882,816   $3,640,504,879   $  259,173,829   $  204,295,009
                                                            ==============   ==============   ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................      66,000,002       17,000,002        7,800,002        8,050,002
Shares sold...............................................      28,450,000       51,950,000        1,950,000        3,100,000
Shares redeemed...........................................              --       (2,950,000)              --       (3,350,000)
                                                            --------------   --------------   --------------   --------------
Shares outstanding, end of period.........................      94,450,002       66,000,002        9,750,002        7,800,002
                                                            ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 77


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                    FIRST TRUST TCW           FIRST TRUST TCW
                                                                      SECURITIZED             EMERGING MARKETS
                                                                       PLUS ETF                   DEBT ETF
                                                                        (DEED)                     (EFIX)
                                                            -------------------------------   ----------------
                                                              SIX MONTHS                           PERIOD
                                                                ENDED            PERIOD            ENDED
                                                              2/28/2021          ENDED         2/28/2021 (b)
                                                             (UNAUDITED)     8/31/2020 (a)      (UNAUDITED)
                                                            --------------   --------------   ----------------
OPERATIONS:
Net investment income (loss)..............................  $      141,527   $       81,001   $         20,247
Net realized gain (loss)..................................         271,010          142,593            (16,369)
Net change in unrealized appreciation (depreciation)......        (152,765)         690,022           (386,644)
                                                            --------------   --------------   ----------------
Net increase (decrease) in net assets resulting from
   operations.............................................         259,772          913,616           (382,766)
                                                            --------------   --------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................        (356,941)         (68,400)                --
                                                            --------------   --------------   ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................       2,580,543       25,031,300         20,034,040
Cost of shares redeemed...................................      (2,590,248)              --                 --
                                                            --------------   --------------   ----------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................          (9,705)      25,031,300         20,034,040
                                                            --------------   --------------   ----------------
Total increase (decrease) in net assets...................        (106,874)      25,876,516         19,651,274

NET ASSETS:
Beginning of period.......................................      25,876,516               --                 --
                                                            --------------   --------------   ----------------
End of period.............................................  $   25,769,642   $   25,876,516   $     19,651,274
                                                            ==============   ==============   ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................       1,000,002               --                 --
Shares sold...............................................         100,000        1,000,002          1,000,002
Shares redeemed...........................................        (100,000)              --                 --
                                                            --------------   --------------   ----------------
Shares outstanding, end of period.........................       1,000,002        1,000,002          1,000,002
                                                            ==============   ==============   ================


(a)   Inception date is April 29, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is February 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 78                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)


                                                        SIX MONTHS
                                                           ENDED                 YEAR ENDED AUGUST 31,                 PERIOD
                                                         2/28/2021     ------------------------------------------       ENDED
                                                        (UNAUDITED)        2020           2019           2018       8/31/2017 (a)
                                                       -------------   ------------   ------------   ------------   -------------
Net asset value, beginning of period.................   $     55.16     $    52.97     $    49.40     $    51.01      $   50.00
                                                        -----------     ----------     ----------     ----------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................          0.36           1.06           1.39           1.15           0.49
Net realized and unrealized gain (loss)..............         (0.94)          2.85           3.63          (1.46)          1.12
                                                        -----------     ----------     ----------     ----------      ---------
Total from investment operations.....................         (0.58)          3.91           5.02          (0.31)          1.61
                                                        -----------     ----------     ----------     ----------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income................................         (0.64)         (1.12)         (1.45)         (1.30)         (0.60)
Net realized gain....................................         (0.57)         (0.60)            --          (0.00) (b)        --
                                                        -----------     ----------     ----------     ----------      ---------
Total distributions..................................         (1.21)         (1.72)         (1.45)         (1.30)         (0.60)
                                                        -----------     ----------     ----------     ----------      ---------
Net asset value, end of period.......................   $     53.37     $    55.16     $    52.97     $    49.40      $   51.01
                                                        ===========     ==========     ==========     ==========      =========
TOTAL RETURN (c).....................................         (1.10)%         7.57%         10.33%         (0.57)%         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................   $ 5,040,883     $3,640,505     $  900,459     $  318,605      $  51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets........          0.65% (d)      0.65%          0.65%          0.65%          0.65% (d)
Ratio of net expenses to average net assets..........          0.55% (d)      0.55%          0.55%          0.55%          0.55% (d)
Ratio of net investment income (loss) to average net
   assets............................................          1.13% (d)      1.61%          2.69%          2.29%          1.81% (d)
Portfolio turnover rate (e)..........................           260% (f)       431% (f)       246% (f)       358% (f)       231% (f)


FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF (UCON)


                                                        SIX MONTHS
                                                           ENDED          YEAR ENDED AUGUST 31,         PERIOD
                                                         2/28/2021     ---------------------------       ENDED
                                                        (UNAUDITED)        2020           2019       8/31/2018 (a)
                                                       -------------   ------------   ------------   -------------
Net asset value, beginning of period.................   $     26.19     $    25.79     $    25.12      $   25.00
                                                        -----------     ----------     ----------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................          0.30           0.75           0.77           0.17
Net realized and unrealized gain (loss)..............          0.48           0.50           0.75           0.10
                                                        -----------     ----------     ----------      ---------
Total from investment operations.....................          0.78           1.25           1.52           0.27
                                                        -----------     ----------     ----------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income................................         (0.36)         (0.85)         (0.81)         (0.15)
Net realized gain....................................         (0.03)            --          (0.04)            --
                                                        -----------     ----------     ----------      ---------
Total distributions..................................         (0.39)         (0.85)         (0.85)         (0.15)
                                                        -----------     ----------     ----------      ---------
Net asset value, end of period.......................   $     26.58     $    26.19     $    25.79      $   25.12
                                                        ===========     ==========     ==========      =========
TOTAL RETURN (c).....................................          2.97%          4.97%          6.15%          1.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................   $   259,174     $  204,295     $  207,606      $  25,125
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets........          0.85% (d)      0.85%          0.85%          0.85% (d)
Ratio of net expenses to average net assets..........          0.75% (d)      0.75%          0.75%          0.75% (d)
Ratio of net investment income (loss) to average net
   assets............................................          2.18% (d)      2.88%          3.16%          2.68% (d)
Portfolio turnover rate (e)..........................            97% (g)       111% (g)        40% (g)        70%


(a)   Inception dates for FIXD and UCON are February 14, 2017 and June 4, 2018,
      respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   The portfolio turnover rate not including mortgage dollar rolls was 146%,
      270%, 223%, 241% and 158% for the periods ending February 28, 2021, August
      31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017,
      respectively.

(g)   The portfolio turnover rate not including mortgage dollar rolls was 24%,
      67% and 39% for the periods ending February 28, 2021, August 31, 2020 and
      August 31, 2019, respectively.

                        See Notes to Financial Statements                Page 79


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TCW SECURITIZED PLUS ETF (DEED)


                                                        SIX MONTHS
                                                           ENDED          PERIOD
                                                         2/28/2021         ENDED
                                                        (UNAUDITED)    8/31/2020 (a)
                                                       -------------   -------------
Net asset value, beginning of period.................   $     25.88      $   25.00
                                                        -----------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................          0.16           0.08
Net realized and unrealized gain (loss)..............          0.12           0.87
                                                        -----------      ---------
Total from investment operations.....................          0.28           0.95
                                                        -----------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income................................         (0.17)         (0.07)
Net realized and unrealized gain (loss)..............         (0.22)            --
                                                        -----------      ---------
Total distributions..................................         (0.39)         (0.07)
                                                        -----------      ---------
Net asset value, end of period.......................   $     25.77      $   25.88
                                                        ===========      =========
TOTAL RETURN (b).....................................          1.08%          3.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................   $    25,770      $  25,877
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets........          0.75% (c)      0.75% (c)
Ratio of net expenses to average net assets..........          0.65% (c)      0.65% (c)
Ratio of net investment income (loss) to average net
   assets............................................          1.18% (c)      0.94% (c)
Portfolio turnover rate (d)..........................           264% (e)       186% (e)


FIRST TRUST TCW EMERGING MARKETS DEBT ETF (EFIX)


                                                          PERIOD
                                                           ENDED
                                                       2/28/2021 (a)
                                                        (UNAUDITED)
                                                       -------------
Net asset value, beginning of period.................   $     20.00
                                                        -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).........................          0.02
Net realized and unrealized gain (loss)..............         (0.37)
                                                        -----------
Total from investment operations.....................         (0.35)
                                                        -----------
Net asset value, end of period.......................   $     19.65
                                                        ===========
TOTAL RETURN (b).....................................       (1.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................   $    19,651
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets........          0.95% (c)
Ratio of net expenses to average net assets..........          0.85% (c)
Ratio of net investment income (loss) to average net
   assets............................................          3.71% (c)
Portfolio turnover rate (d)..........................             3%


(a)   Inception dates for DEED and EFIX are April 29, 2020 and February 17,
      2021, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 78%
      and 21% for the periods ending February 28, 2021 and August 31, 2020, respectively.

Page 80                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the four funds (each a "Fund" and collectively, the "Funds")
listed below:

    First Trust TCW Opportunistic Fixed Income ETF - (The Nasdaq Stock Market
       LLC ("Nasdaq") ticker "FIXD")
    First Trust TCW Unconstrained Plus Bond ETF - (NYSE Arca, Inc. ("NYSE Arca")
       ticker "UCON")
    First Trust TCW Securitized Plus ETF - (NYSE Arca ticker "DEED")
    First Trust TCW Emerging Markets Debt ETF - (NYSE Arca ticker "EFIX")(1)

(1)   Commenced investment operations on February 17, 2021.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. FIXD's, UCON's and DEED's investment objective is to seek to maximize long-term total return. EFIX's investment objective is to seek to provide high total return from current income and capital appreciation. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities. EFIX seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets
(including investment borrowings) in securitized debt securities issued or guaranteed in emerging market countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act.

Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's
      Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

                                                                         Page 81

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Options on swaps ("swaptions") are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior Floating-Rate Loan Interests ("Senior Loans")(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific
      Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically,
      Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination.
      Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1)    the credit conditions in the relevant market and changes
                  thereto;

            2)    the liquidity conditions in the relevant market and changes thereto;

            3)    the interest rate conditions in the relevant market and
                  changes thereto (such as significant changes in interest
                  rates);

            4)    issuer-specific conditions (such as significant credit
                  deterioration); and

            5)    any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing
                  Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

-----------------------------
(1)   The terms "security" and "securities" used throughout the Notes to
      Financial Statements include Senior Loans.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

            1)    the fundamental business data relating to the issuer;

            2)    an evaluation of the forces which influence the market in
                  which these securities are purchased and sold;

            3)    the type, size and cost of a security;

            4)    the financial statements of the issuer;

            5)    the credit quality and cash flow of the issuer, based on TCW
                  Investment Management Company LLC's ("TCW" or the
                  "Sub-Advisor") or external analysis;

            6)    the information as to any transactions in or offers for the security;

            7)    the price and extent of public trading in similar securities of the issuer, or comparable companies;

            8)    the coupon payments;

            9)    the quality, value and salability of collateral, if any,
                  securing the security;

           10)    the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt
                  only);

           11)    the economic, political and social prospects/developments of the country of issue and the assessment of the country's
                  government leaders/officials (for sovereign debt only);

           12)    the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13)    other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

The United Kingdom's Financial Conduct Authority, which regulates the London
Interbank Offered Rates ("LIBOR"), announced on March 5, 2021 that all non-USD
LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December
31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International
Swaps and Derivatives Association, Inc. ("ISDA") confirmed that the March 5,
2021 announcement constituted an index cessation event under the Interbank
Offered Rates ("IBOR") Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks
Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.

In the United States, the Alternative Reference Rates Committee (the "ARRC"), a
group of market participants convened by the Board of Governors of the Federal
Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to

                                                                         Page 83

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate ("SOFR"), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New
York began daily publishing of SOFR in April 2018.

At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Funds or their investments.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each
Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2021, the Funds had no when-issued or delayed-delivery securities. At February 28, 2021, FIXD, UCON, and DEED held
$1,184,145,034, $33,455,680 and $9,977,965, respectively, of forward purchase commitments.

C. FUTURES CONTRACTS

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk).
Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a
Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in
"Net realized gain (loss) on futures contracts" on the Statements of Operations.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of
"Net change in unrealized appreciation (depreciation) on futures contracts" on the Statements of Operations. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statements of Assets and Liabilities. If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the
Fund's foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the
Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Fund's Portfolio of
Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the
Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. SWAP AGREEMENTS

Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, etc. Payment received or made by the Fund for interest rate swaps, if any, are recorded on the Statements of Operations as "Net realized gain (loss)


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

on swap contracts." When an interest rate swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from
(or cost of) the closing transaction and the Fund's basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund's maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in "Swap contracts, at value" on the
Statements of Assets and Liabilities.

As of February 28, 2021, the Funds had no open interest rate swap agreements. An interest rate swap agreement involves the Fund's agreement to exchange a stream of interest payments for another party's stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

F. OPTIONS AND SWAPTIONS

The Funds may invest in option contracts to adjust their exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.

FIXD invests in options on swaps (swaptions), which are transacted over-the-counter ("OTC") and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid.

When the Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in "Swaptions contracts purchased, at value" on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased.
Fluctuations in the value of the swaptions are recorded in the Statements of
Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If the Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions would be included in "Purchased swaptions contracts" on the
Statements of Operations.

G. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs")
or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

                                                                         Page 85

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The Funds do not have the right to offset financial assets and financial liabilities related to swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and Liabilities.

H. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the exchange rates prevailing at the end of the period.
Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in
"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments"
on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of
Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in "Net realized gain (loss) on investments" on the Statements of Operations.

I. INTEREST-ONLY SECURITIES

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund's Portfolio of Investments.

J. MORTGAGE DOLLAR ROLLS

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds' Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

K. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2020 was as follows:


                                                                                Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary         Capital        Return of
                                                                                   Income           Gains          Capital
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  49,116,293   $   1,392,675   $          --
First Trust TCW Unconstrained Plus Bond ETF                                         6,674,002              --              --
First Trust TCW Securitized Plus ETF                                                   68,400              --              --



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                 Accumulated         Net
                                                                                Undistributed    Capital and     Unrealized
                                                                                  Ordinary          Other       Appreciation
                                                                                   Income        Gain (Loss)    (Depreciation)
                                                                                -------------   -------------   -------------
First Trust TCW Opportunistic Fixed Income ETF                                  $  57,919,147   $   4,965,890   $  60,819,674
First Trust TCW Unconstrained Plus Bond ETF                                           303,491      (2,051,525)      5,373,141
First Trust TCW Securitized Plus ETF                                                  166,476          13,875         664,865


L. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal
Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders.
Accordingly, no provision has been made for federal and state income taxes.
However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FIXD, the taxable years ended
2017, 2018, 2019, and 2020 remain open to federal and state audit. For UCON, the taxable years ended 2018, 2019, and 2020 remain open to federal and state audit.
For DEED, the taxable year ended 2020 remains open to federal and state audit.
As of February 28, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                              Non-Expiring
                                                              Capital Loss
                                                              Carryforward
                                                            ----------------
First Trust TCW Opportunistic Fixed Income ETF              $             --
First Trust TCW Unconstrained Plus Bond ETF                        2,051,525
First Trust TCW Securitized Plus ETF                                      --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

M. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

TCW serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement,
between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and
TCW, First Trust will supervise TCW and its management of the investment of each
Fund's assets and will pay TCW for its services as the Funds' sub-advisor. First
Trust will also be responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and

                                                                         Page 87


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. FIXD, UCON, DEED, and EFIX have each agreed to pay First Trust an annual unitary management fee equal to 0.65%,
0.85%, 0.75% and 0.95%, respectively, of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of
0.10% of average daily net assets until December 31, 2021 for FIXD and UCON,
April 6, 2022 for DEED, and February 12, 2023 for EFIX. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of each Fund or by the Funds'
investment advisor only after December 31, 2021 for FIXD and UCON, April 6, 2022 for DEED, and February 12, 2023 for EFIX. During the fiscal period ended
February 28, 2021, the Advisor waived fees of $2,195,469, $114,640, $11,990 and
$545 for FIXD, UCON, DEED, and EFIX, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended February 28, 2021, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S.
Government securities for each Fund, excluding short-term investments, were as follows:


                                                                                  Purchases              Sales
                                                                              ------------------   ------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF
   U.S. Government securities                                                  $ 12,887,935,350     $ 11,545,221,865
   Non-U.S. Government securities                                                   940,268,038          320,252,939

FIRST TRUST TCW UNCONSTRAINED PLUS BOND ETF
   U.S. Government securities                                                       195,391,467          163,822,505
   Non-U.S. Government securities                                                    54,459,901           32,834,205

FIRST TRUST TCW SECURITIZED PLUS ETF
   U.S. Government securities                                                        68,302,551           63,331,133
   Non-U.S. Government securities                                                     2,466,968            2,751,202

FIRST TRUST TCW EMERGING MARKETS DEBT ETF
   U.S. Government securities                                                                --                   --
   Non-U.S. Government securities                                                    19,476,587              506,458


For the fiscal period ended February 28, 2021, the Funds had no in-kind transactions.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                    ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                                        ---------------------------------------   ---------------------------------------
DERIVATIVES                              STATEMENTS OF ASSETS AND                  STATEMENTS OF ASSETS AND
INSTRUMENT          RISK EXPOSURE          LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION        VALUE
------------------  ------------------  --------------------------  -----------   --------------------------  -----------
FIXD
                                        Swaptions contracts
Swaptions           Interest Rate Risk  purchased, at value         $ 1,009,411               --              $        --

                                        Unrealized appreciation                   Unrealized depreciation
Forward foreign                         on forward foreign                        on forward foreign
currency contracts  Currency Risk       currency contracts            3,469,744   currency contracts                   --

                                        Unrealized appreciation                   Unrealized depreciation
Futures contracts   Interest Rate Risk  on futures contracts*            15,359   on futures contracts*            43,062

UCON
                                        Unrealized appreciation                   Unrealized depreciation
Forward foreign                         on forward foreign                        on forward foreign
currency contracts  Currency Risk       currency contracts              174,481   currency contracts                   --

                                        Unrealized appreciation                   Unrealized depreciation
Futures contracts   Interest Rate Risk  on futures contracts*           244,075   on futures contracts*                --

DEED
                                        Unrealized appreciation                   Unrealized depreciation
Futures contracts   Interest Rate Risk  on futures contracts*            22,269   on futures contracts*             1,986


* Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund's Portfolio of Investments. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended February 28, 2021, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


STATEMENTS OF OPERATIONS LOCATION                                      FIXD          UCON          DEED
-----------------------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net change in unrealized appreciation (depreciation) on
   forward foreign currency contracts                               $ 3,469,744   $   174,481   $        --

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                          (426,881)    2,694,989       105,738
Net change in unrealized appreciation (depreciation) on:
   Purchased swaptions contracts                                        437,701            --            --
   Futures contracts                                                    (19,763)      (40,703)       14,110


FIXD
During the six months ended February 28, 2021, the premiums for purchased swaptions contracts opened were $571,710 and the premiums for purchased swaptions contracts closed, exercised and expired were $0.

During the six months ended February 28, 2021, the notional value of forward foreign currency contracts opened and closed were $139,727,415 and $0, respectively.

During the six months ended February 28, 2021, the notional value of futures contracts opened and closed were $42,664,179 and $43,840,964, respectively.

                                                                         Page 89


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

UCON
During the six months ended February 28, 2021, the notional value of forward foreign currency contracts opened and closed were $7,024,904 and $0, respectively.

During the six months ended February 28, 2021, the notional value of futures contracts opened and closed were $67,226,511 and $73,489,246, respectively.

DEED
During the six months ended February 28, 2021, the notional value of futures contracts opened and closed were $76,681 and $1,552,252, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021 for
FIXD and UCON, April 6, 2022 for DEED, and February 12, 2023 for EFIX.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.

                                                                         Page 91

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE


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

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        EquityCompass Risk Manager ETF (ERM)

        EquityCompass Tactical Risk Manager ETF (TERM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or EquityCompass Investment Management, LLC (the
"Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the
EquityCompass Risk Manager ETF ("ERM") and the EquityCompass Tactical Risk
Manager ETF ("TERM" and together with ERM, the "Funds"), each a series of the
First Trust Exchange-Traded Fund VIII, which contains detailed information about the Funds for the six months ended February 28, 2021.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a
U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash-equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced
Short Maturity ETF ("FTSM"). Certain of the ETFs in which the Fund invests may be advised by First Trust. The Fund is classified as "diversified" under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (4/10/17)      Inception (4/10/17)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   23.22%             16.84%                4.54%                   18.83%
Market Price                                          23.25%             16.38%                4.51%                   18.73%

INDEX PERFORMANCE
S&P 500(R) Index                                      9.74%              31.29%               15.35%                   74.21%
Hedge Fund Research HFRI Equity Hedge Index(1)        20.79%             30.92%               10.06%                   44.51%
------------------------------------------------------------------------------------------------------------------------------------


(1)   Cumulative total return for the period April 30, 2017 through February 28,
      2021. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            19.14%
Financials                                        12.36
Health Care                                       11.85
Consumer Discretionary                            10.91
Industrials                                       10.70
Communication Services                            10.56
Consumer Staples                                   6.72
Energy                                             5.20
Materials                                          4.49
Real Estate                                        4.21
Utilities                                          3.86
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Discovery, Inc., Class A                           1.29%
Occidental Petroleum Corp.                         1.25
General Electric Co.                               1.06
Zebra Technologies Corp., Class A                  1.05
Invesco Ltd.                                       1.03
Western Digital Corp.                              0.97
Mohawk Industries, Inc.                            0.95
Albemarle Corp.                                    0.94
Schlumberger N.V.                                  0.93
Ford Motor Co.                                     0.93
                                                --------
     Total                                        10.40%
                                                ========


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             APRIL 10, 2017 - FEBRUARY 28, 2021

             EquityCompass              S&P 500(R)
            Risk Manager ETF              Index
4/10/17         $10,000                  $10,000
8/31/17          10,244                   10,571
2/28/18          11,107                   11,716
8/31/18          11,804                   12,649
2/28/19          10,382                   12,264
8/31/19          10,190                   13,019
2/29/19          10,171                   13,269
8/31/20           9,644                   15,875
2/28/21          11,883                   17,421


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective.
Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S.
or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's Sub-Advisor, the Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or the Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the
First Trust Enhanced Short Maturity ETF ("FTSM"). During such periods, the Fund may also invest a significant portion of its assets in securities designed to provide short exposure to broad U.S. market indices including by investing in inverse ETFs. Certain of the ETFs in which the Fund invests may be advised by
First Trust. The Fund is classified as "diversified" under the Investment
Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL             CUMULATIVE
                                                                                           TOTAL RETURNS            TOTAL RETURNS
                                                  6 Months Ended      1 Year Ended      Inception (4/10/17)      Inception (4/10/17)
                                                     2/28/21            2/28/21             to 2/28/21               to 2/28/21
FUND PERFORMANCE
NAV                                                   23.22%             16.90%                0.83%                    3.28%
Market Price                                          23.13%             16.75%                0.85%                    3.34%

INDEX PERFORMANCE
S&P 500(R) Index                                       9.74%             31.29%               15.35%                   74.21%
Hedge Fund Research HFRI Equity Hedge Index(1)        20.79%             30.92%               10.06%                   44.51%
------------------------------------------------------------------------------------------------------------------------------------


(1)   Cumulative total return for the period April 30, 2017 through February 28,
      2021. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on page 6.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            19.14%
Financials                                        12.36
Health Care                                       11.85
Consumer Discretionary                            10.87
Industrials                                       10.71
Communication Services                            10.58
Consumer Staples                                   6.73
Energy                                             5.21
Materials                                          4.49
Real Estate                                        4.21
Utilities                                          3.85
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Discovery, Inc., Class A                           1.29%
Occidental Petroleum Corp.                         1.25
General Electric Co.                               1.06
Zebra Technologies Corp., Class A                  1.05
Invesco Ltd.                                       1.03
Western Digital Corp.                              0.98
Mohawk Industries, Inc.                            0.95
Schlumberger N.V.                                  0.94
Albemarle Corp.                                    0.93
Ford Motor Co.                                     0.93
                                                --------
     Total                                        10.41%
                                                ========


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               APRIL 10, 2017 - FEBRUARY 28, 2021

            EquityCompass Tactical           S&P 500(R)
               Risk Manager ETF                Index
4/10/17            $10,000                    $10,000
8/31/17             10,244                     10,571
2/28/18             11,107                     11,716
8/31/18             11,805                     12,649
2/28/19              9,102                     12,264
8/31/19              8,856                     13,019
2/29/20              8,835                     13,269
8/31/20              8,382                     15,875
2/28/21             10,328                     17,421


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to EquityCompass Risk Manager ETF ("ERM") and EquityCompass Tactical
Risk Manager ETF ("TERM") (each a "Fund" and, collectively, the "Funds"). First
Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolio and certain other services necessary for the management of the portfolios.

                                  SUB-ADVISOR

EquityCompass Investment Management, LLC ("EquityCompass Investment Management"
or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT
ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST
   TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF
   FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

BERNARD J. KAVANAGH, III, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS INVESTMENT
   MANAGEMENT, LLC

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the
Funds since inception.

                                                                          Page 7


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical
Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other
Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX MONTH       SIX MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021    PERIOD (a)     PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                               $1,000.00           $1,232.20           0.65%           $3.60
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57           0.65%           $3.26

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                               $1,000.00           $1,232.20           0.65%           $3.60
Hypothetical (5% return before expenses)             $1,000.00           $1,021.57           0.65%           $3.26


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which each Fund may invest.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 2.4%
          349  Boeing (The) Co. (a)                     $      73,991
          423  General Dynamics Corp.                          69,148
          154  Lockheed Martin Corp.                           50,859
        1,010  Raytheon Technologies Corp.                     72,710
                                                        -------------
                                                              266,708
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.0%
          233  FedEx Corp.                                     59,299
          352  United Parcel Service, Inc.,
                  Class B                                      55,556
                                                        -------------
                                                              114,855
                                                        -------------
               AIRLINES -- 0.9%
        1,585  Alaska Air Group, Inc.                         103,057
                                                        -------------
               AUTOMOBILES -- 1.8%
        8,825  Ford Motor Co. (a)                             103,252
        1,996  General Motors Co.                             102,455
                                                        -------------
                                                              205,707
                                                        -------------
               BANKS -- 3.9%
        2,433  Bank of America Corp.                           84,450
        1,356  Citigroup, Inc.                                 89,333
          608  JPMorgan Chase & Co.                            89,479
        1,635  U.S. Bancorp                                    81,750
        2,480  Wells Fargo & Co.                               89,702
                                                        -------------
                                                              434,714
                                                        -------------
               BEVERAGES -- 1.7%
        1,195  Coca-Cola (The) Co.                             58,543
        1,758  Molson Coors Beverage Co.,
                  Class B                                      78,143
          426  PepsiCo, Inc.                                   55,035
                                                        -------------
                                                              191,721
                                                        -------------
               BIOTECHNOLOGY -- 2.2%
          673  AbbVie, Inc.                                    72,509
          234  Amgen, Inc.                                     52,631
          209  Biogen, Inc. (a)                                57,032
          939  Gilead Sciences, Inc.                           57,655
                                                        -------------
                                                              239,827
                                                        -------------
               CAPITAL MARKETS -- 4.0%
        1,716  Bank of New York Mellon (The)
                  Corp.                                        72,347
          105  BlackRock, Inc.                                 72,922
          293  Goldman Sachs Group (The), Inc.                 93,608
        5,102  Invesco Ltd.                                   114,387
        1,215  Morgan Stanley                                  93,397
                                                        -------------
                                                              446,661
                                                        -------------
               CHEMICALS -- 3.1%
          662  Albemarle Corp.                                104,073
        1,243  Dow, Inc.                                       73,722
        1,056  DuPont de Nemours, Inc.                         74,258
        3,190  Mosaic (The) Co.                                93,786
                                                        -------------
                                                              345,839
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
        1,500  Cisco Systems, Inc.                      $      67,305
          478  F5 Networks, Inc. (a)                           90,810
        2,741  Juniper Networks, Inc.                          63,811
                                                        -------------
                                                              221,926
                                                        -------------
               CONSUMER FINANCE -- 1.6%
          585  American Express Co.                            79,127
          812  Capital One Financial Corp.                     97,594
                                                        -------------
                                                              176,721
                                                        -------------
               CONTAINERS & PACKAGING -- 1.4%
          458  Avery Dennison Corp.                            80,246
        1,685  WestRock Co.                                    73,449
                                                        -------------
                                                              153,695
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
          277  Berkshire Hathaway, Inc.,
                  Class B (a)                                  66,621
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.6%
        2,067  AT&T, Inc.                                      57,648
        5,782  Lumen Technologies, Inc.                        71,061
          993  Verizon Communications, Inc.                    54,913
                                                        -------------
                                                              183,622
                                                        -------------
               ELECTRIC UTILITIES -- 3.3%
          675  Duke Energy Corp.                               57,773
        1,645  Exelon Corp.                                    63,497
          854  NextEra Energy, Inc.                            62,752
        1,922  NRG Energy, Inc.                                70,172
          792  Pinnacle West Capital Corp.                     55,385
        1,092  Southern (The) Co.                              61,938
                                                        -------------
                                                              371,517
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
          891  Emerson Electric Co.                            76,537
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.8%
          345  IPG Photonics Corp. (a)                         78,436
          234  Zebra Technologies Corp.,
                  Class A (a)                                 116,866
                                                        -------------
                                                              195,302
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
        3,723  Schlumberger N.V.                              103,909
                                                        -------------
               ENTERTAINMENT -- 2.2%
        1,085  Live Nation Entertainment, Inc. (a)             96,413
          118  Netflix, Inc. (a)                               63,584
          474  Walt Disney (The) Co. (a)                       89,605
                                                        -------------
                                                              249,602
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
          245  American Tower Corp.                            52,952
          731  Boston Properties, Inc.                         72,464

                        See Notes to Financial Statements                 Page 9


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        5,426  Host Hotels & Resorts, Inc.              $      90,017
        2,185  Iron Mountain, Inc.                             76,016
          907  Simon Property Group, Inc.                     102,419
        1,805  UDR, Inc.                                       74,312
                                                        -------------
                                                              468,180
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.7%
          166  Costco Wholesale Corp.                          54,946
        1,634  Walgreens Boots Alliance, Inc.                  78,318
          419  Walmart, Inc.                                   54,436
                                                        -------------
                                                              187,700
                                                        -------------
               FOOD PRODUCTS -- 1.1%
        1,971  Kraft Heinz (The) Co.                           71,705
        1,030  Mondelez International, Inc.,
                  Class A                                      54,755
                                                        -------------
                                                              126,460
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 2.4%
          545  Abbott Laboratories                             65,280
          275  Danaher Corp.                                   60,409
        1,343  DENTSPLY SIRONA, Inc.                           71,273
          565  Medtronic PLC                                   66,088
                                                        -------------
                                                              263,050
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
        1,004  CVS Health Corp.                                68,403
          687  DaVita, Inc. (a)                                70,163
          994  Henry Schein, Inc. (a)                          61,479
          189  UnitedHealth Group, Inc.                        62,790
          547  Universal Health Services, Inc.,
                  Class B                                      68,555
                                                        -------------
                                                              331,390
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.2%
          267  McDonald's Corp.                                55,039
          685  Starbucks Corp.                                 74,001
                                                        -------------
                                                              129,040
                                                        -------------
               HOUSEHOLD DURABLES -- 2.2%
        1,423  Leggett & Platt, Inc.                           61,573
          605  Mohawk Industries, Inc. (a)                    105,869
        3,395  Newell Brands, Inc.                             78,662
                                                        -------------
                                                              246,104
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.0%
          765  Colgate-Palmolive Co.                           57,528
          424  Procter & Gamble (The) Co.                      52,377
                                                        -------------
                                                              109,905
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 2.3%
          367  3M Co.                                          64,247
        9,437  General Electric Co.                           118,340
          355  Honeywell International, Inc.                   71,834
                                                        -------------
                                                              254,421
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE -- 2.2%
          625  Allstate (The) Corp.                     $      66,625
        2,119  American International Group,
                  Inc.                                         93,130
        1,575  MetLife, Inc.                                   90,720
                                                        -------------
                                                              250,475
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.2%
           40  Alphabet, Inc., Class A (a)                     80,876
          225  Facebook, Inc., Class A (a)                     57,965
                                                        -------------
                                                              138,841
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.2%
           18  Amazon.com, Inc. (a)                            55,673
           35  Booking Holdings, Inc. (a)                      81,498
                                                        -------------
                                                              137,171
                                                        -------------
               IT SERVICES -- 4.7%
          260  Accenture PLC, Class A                          65,234
          467  Gartner, Inc. (a)                               83,612
          483  International Business Machines
                  Corp.                                        57,443
          362  Jack Henry & Associates, Inc.                   53,735
          174  Mastercard, Inc., Class A                       61,570
          300  PayPal Holdings, Inc. (a)                       77,955
          295  Visa, Inc., Class A                             62,655
        2,726  Western Union (The) Co.                         63,298
                                                        -------------
                                                              525,502
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
          134  Thermo Fisher Scientific, Inc.                  60,311
                                                        -------------
               MACHINERY -- 1.5%
          394  Caterpillar, Inc.                               85,057
        2,143  Flowserve Corp.                                 79,291
                                                        -------------
                                                              164,348
                                                        -------------
               MEDIA -- 5.4%
           95  Charter Communications, Inc.,
                  Class A (a)                                  58,275
        1,270  Comcast Corp., Class A                          66,954
        2,705  Discovery, Inc., Class A (a)                   143,446
        2,010  DISH Network Corp., Class A (a)                 63,335
        3,525  Interpublic Group of Cos. (The),
                  Inc.                                         92,073
        4,263  News Corp., Class B                             97,708
        1,186  Omnicom Group, Inc.                             81,514
                                                        -------------
                                                              603,305
                                                        -------------
               MULTILINE RETAIL -- 0.6%
          374  Target Corp.                                    68,607
                                                        -------------
               MULTI-UTILITIES -- 0.5%
        2,659  NiSource, Inc.                                  57,434
                                                        -------------

Page 10                 See Notes to Financial Statements


EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.3%
          815  Chevron Corp.                            $      81,500
        1,780  ConocoPhillips                                  92,578
        1,703  Exxon Mobil Corp.                               92,592
        4,695  Kinder Morgan, Inc.                             69,016
        5,219  Occidental Petroleum Corp.                     138,878
                                                        -------------
                                                              474,564
                                                        -------------
               PHARMACEUTICALS -- 3.8%
          979  Bristol-Myers Squibb Co.                        60,042
          400  Eli Lilly and Co.                               81,956
          396  Johnson & Johnson                               62,750
          712  Merck & Co., Inc.                               51,705
        1,275  Perrigo Co. PLC                                 51,459
        1,607  Pfizer, Inc.                                    53,818
        4,157  Viatris, Inc. (a)                               61,732
                                                        -------------
                                                              423,462
                                                        -------------
               PROFESSIONAL SERVICES -- 1.3%
          652  Leidos Holdings, Inc.                           57,670
        4,120  Nielsen Holdings PLC                            92,329
                                                        -------------
                                                              149,999
                                                        -------------
               ROAD & RAIL -- 0.5%
          295  Union Pacific Corp.                             60,758
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.0%
        1,135  Intel Corp.                                     68,985
          109  NVIDIA Corp.                                    59,795
          457  Qorvo, Inc. (a)                                 79,852
          500  QUALCOMM, Inc.                                  68,095
          743  Teradyne, Inc.                                  95,557
          413  Texas Instruments, Inc.                         71,148
                                                        -------------
                                                              443,432
                                                        -------------
               SOFTWARE -- 2.8%
          120  Adobe, Inc. (a)                                 55,160
          281  Microsoft Corp.                                 65,299
          984  Oracle Corp.                                    63,478
          235  salesforce.com, Inc. (a)                        50,877
          169  Tyler Technologies, Inc. (a)                    78,318
                                                        -------------
                                                              313,132
                                                        -------------
               SPECIALTY RETAIL -- 1.8%
        3,419  Gap (The), Inc. (a)                             85,304
          213  Home Depot (The), Inc.                          55,027
          355  Lowe's Cos., Inc.                               56,711
                                                        -------------
                                                              197,042
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.9%
          508  Apple, Inc.                                     61,600
        6,215  Hewlett Packard Enterprise Co.                  90,491
        1,334  NetApp, Inc.                                    83,508
        1,191  Seagate Technology PLC                          87,217
        1,576  Western Digital Corp.                          108,003
                                                        -------------
                                                              430,819
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.1%
        3,726  Hanesbrands, Inc.                        $      65,913
          467  NIKE, Inc., Class B                             62,942
          868  Ralph Lauren Corp.                             101,626
                                                        -------------
                                                              230,481
                                                        -------------
               TOBACCO -- 1.2%
        1,525  Altria Group, Inc.                              66,490
          785  Philip Morris International, Inc.               65,956
                                                        -------------
                                                              132,446
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                11,126,920
               (Cost $9,388,256)                        -------------

               MONEY MARKET FUNDS -- 0.2%
       21,502  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  0.01% (b)                                    21,502
               (Cost $21,502)                           -------------

               TOTAL INVESTMENTS -- 99.9%                  11,148,422
               (Cost $9,409,758) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          14,668
                                                        -------------
               NET ASSETS -- 100.0%                     $  11,163,090
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,122,685 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $384,021. The net unrealized appreciation was $1,738,664.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                           LEVEL 2         LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Common Stocks*            $11,126,920    $        --    $         --
Money Market
   Funds                       21,502             --              --
                          ------------------------------------------
Total Investments         $11,148,422    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 11


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 2.4%
          397  Boeing (The) Co. (a)                     $      84,168
          482  General Dynamics Corp.                          78,793
          175  Lockheed Martin Corp.                           57,794
        1,151  Raytheon Technologies Corp.                     82,860
                                                        -------------
                                                              303,615
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.0%
          265  FedEx Corp.                                     67,442
          400  United Parcel Service, Inc.,
                  Class B                                      63,132
                                                        -------------
                                                              130,574
                                                        -------------
               AIRLINES -- 0.9%
        1,801  Alaska Air Group, Inc.                         117,101
                                                        -------------
               AUTOMOBILES -- 1.8%
       10,016  Ford Motor Co. (a)                             117,187
        2,267  General Motors Co.                             116,365
                                                        -------------
                                                              233,552
                                                        -------------
               BANKS -- 3.9%
        2,764  Bank of America Corp.                           95,938
        1,543  Citigroup, Inc.                                101,653
          693  JPMorgan Chase & Co.                           101,989
        1,859  U.S. Bancorp                                    92,950
        2,821  Wells Fargo & Co.                              102,036
                                                        -------------
                                                              494,566
                                                        -------------
               BEVERAGES -- 1.7%
        1,360  Coca-Cola (The) Co.                             66,626
        2,001  Molson Coors Beverage Co.,
                  Class B                                      88,945
          486  PepsiCo, Inc.                                   62,786
                                                        -------------
                                                              218,357
                                                        -------------
               BIOTECHNOLOGY -- 2.2%
          765  AbbVie, Inc.                                    82,421
          266  Amgen, Inc.                                     59,829
          239  Biogen, Inc. (a)                                65,218
        1,069  Gilead Sciences, Inc.                           65,637
                                                        -------------
                                                              273,105
                                                        -------------
               CAPITAL MARKETS -- 4.0%
        1,955  Bank of New York Mellon (The)
                  Corp.                                        82,423
          118  BlackRock, Inc.                                 81,951
          332  Goldman Sachs Group (The), Inc.                106,067
        5,801  Invesco Ltd.                                   130,058
        1,381  Morgan Stanley                                 106,158
                                                        -------------
                                                              506,657
                                                        -------------
               CHEMICALS -- 3.1%
          751  Albemarle Corp.                                118,065
        1,411  Dow, Inc.                                       83,686
        1,203  DuPont de Nemours, Inc.                         84,595
        3,623  Mosaic (The) Co.                               106,516
                                                        -------------
                                                              392,862
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.0%
        1,705  Cisco Systems, Inc.                      $      76,503
          543  F5 Networks, Inc. (a)                          103,159
        3,118  Juniper Networks, Inc.                          72,587
                                                        -------------
                                                              252,249
                                                        -------------
               CONSUMER FINANCE -- 1.6%
          666  American Express Co.                            90,083
          925  Capital One Financial Corp.                    111,176
                                                        -------------
                                                              201,259
                                                        -------------
               CONTAINERS & PACKAGING -- 1.4%
          523  Avery Dennison Corp.                            91,635
        1,916  WestRock Co.                                    83,518
                                                        -------------
                                                              175,153
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
          316  Berkshire Hathaway, Inc.,
                  Class B (a)                                  76,001
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.6%
        2,350  AT&T, Inc.                                      65,542
        6,570  Lumen Technologies, Inc.                        80,745
        1,127  Verizon Communications, Inc.                    62,323
                                                        -------------
                                                              208,610
                                                        -------------
               ELECTRIC UTILITIES -- 3.3%
          767  Duke Energy Corp.                               65,647
        1,871  Exelon Corp.                                    72,221
          970  NextEra Energy, Inc.                            71,276
        2,185  NRG Energy, Inc.                                79,774
          900  Pinnacle West Capital Corp.                     62,937
        1,242  Southern (The) Co.                              70,446
                                                        -------------
                                                              422,301
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,013  Emerson Electric Co.                            87,017
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.8%
          393  IPG Photonics Corp. (a)                         89,349
          266  Zebra Technologies Corp.,
                  Class A (a)                                 132,848
                                                        -------------
                                                              222,197
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
        4,253  Schlumberger N.V.                              118,701
                                                        -------------
               ENTERTAINMENT -- 2.2%
        1,233  Live Nation Entertainment, Inc. (a)            109,564
          136  Netflix, Inc. (a)                               73,284
          540  Walt Disney (The) Co. (a)                      102,082
                                                        -------------
                                                              284,930
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
          280  American Tower Corp.                            60,516
          831  Boston Properties, Inc.                         82,377
        6,152  Host Hotels & Resorts, Inc.                    102,062

Page 12                 See Notes to Financial Statements


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        2,482  Iron Mountain, Inc.                      $      86,349
        1,033  Simon Property Group, Inc.                     116,646
        2,051  UDR, Inc.                                       84,440
                                                        -------------
                                                              532,390
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.7%
          189  Costco Wholesale Corp.                          62,559
        1,856  Walgreens Boots Alliance, Inc.                  88,958
          475  Walmart, Inc.                                   61,712
                                                        -------------
                                                              213,229
                                                        -------------
               FOOD PRODUCTS -- 1.1%
        2,243  Kraft Heinz (The) Co.                           81,600
        1,172  Mondelez International, Inc.,
                  Class A                                      62,304
                                                        -------------
                                                              143,904
                                                        -------------
               HEALTH CARE EQUIPMENT & SUPPLIES
                  -- 2.4%
          618  Abbott Laboratories                             74,024
          312  Danaher Corp.                                   68,537
        1,528  DENTSPLY SIRONA, Inc.                           81,091
          644  Medtronic PLC                                   75,329
                                                        -------------
                                                              298,981
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
        1,139  CVS Health Corp.                                77,600
          782  DaVita, Inc. (a)                                79,866
        1,130  Henry Schein, Inc. (a)                          69,890
          215  UnitedHealth Group, Inc.                        71,427
          623  Universal Health Services, Inc.,
                  Class B                                      78,081
                                                        -------------
                                                              376,864
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.2%
          305  McDonald's Corp.                                62,873
          779  Starbucks Corp.                                 84,155
                                                        -------------
                                                              147,028
                                                        -------------
               HOUSEHOLD DURABLES -- 2.2%
        1,617  Leggett & Platt, Inc.                           69,968
          686  Mohawk Industries, Inc. (a)                    120,043
        3,859  Newell Brands, Inc.                             89,413
                                                        -------------
                                                              279,424
                                                        -------------
               HOUSEHOLD PRODUCTS -- 1.0%
          871  Colgate-Palmolive Co.                           65,499
          482  Procter & Gamble (The) Co.                      59,542
                                                        -------------
                                                              125,041
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 2.3%
          418  3M Co.                                          73,175
       10,727  General Electric Co.                           134,516
          405  Honeywell International, Inc.                   81,952
                                                        -------------
                                                              289,643
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE -- 2.2%
          710  Allstate (The) Corp.                     $      75,686
        2,412  American International Group,
                  Inc.                                        106,008
        1,792  MetLife, Inc.                                  103,219
                                                        -------------
                                                              284,913
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.2%
           46  Alphabet, Inc., Class A (a)                     93,008
          254  Facebook, Inc., Class A (a)                     65,435
                                                        -------------
                                                              158,443
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.2%
           20  Amazon.com, Inc. (a)                            61,858
           39  Booking Holdings, Inc. (a)                      90,812
                                                        -------------
                                                              152,670
                                                        -------------
               IT SERVICES -- 4.7%
          295  Accenture PLC, Class A                          74,016
          530  Gartner, Inc. (a)                               94,891
          549  International Business Machines
                  Corp.                                        65,293
          411  Jack Henry & Associates, Inc.                   61,009
          197  Mastercard, Inc., Class A                       69,708
          342  PayPal Holdings, Inc. (a)                       88,869
          333  Visa, Inc., Class A                             70,726
        3,102  Western Union (The) Co.                         72,028
                                                        -------------
                                                              596,540
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.5%
          151  Thermo Fisher Scientific, Inc.                  67,962
                                                        -------------
               MACHINERY -- 1.5%
          449  Caterpillar, Inc.                               96,930
        2,435  Flowserve Corp.                                 90,095
                                                        -------------
                                                              187,025
                                                        -------------
               MEDIA -- 5.4%
          108  Charter Communications, Inc.,
                  Class A (a)                                  66,249
        1,446  Comcast Corp., Class A                          76,233
        3,075  Discovery, Inc., Class A (a)                   163,067
        2,284  DISH Network Corp., Class A (a)                 71,969
        4,014  Interpublic Group of Cos., (The),
                  Inc.                                        104,846
        4,830  News Corp., Class B                            110,704
        1,350  Omnicom Group, Inc.                             92,785
                                                        -------------
                                                              685,853
                                                        -------------
               MULTILINE RETAIL -- 0.6%
          423  Target Corp.                                    77,595
                                                        -------------
               MULTI-UTILITIES -- 0.5%
        3,023  NiSource, Inc.                                  65,297
                                                        -------------

                        See Notes to Financial Statements                Page 13


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.3%
          929  Chevron Corp.                            $      92,900
        2,023  ConocoPhillips                                 105,216
        1,938  Exxon Mobil Corp.                              105,369
        5,342  Kinder Morgan, Inc.                             78,527
        5,955  Occidental Petroleum Corp.                     158,463
                                                        -------------
                                                              540,475
                                                        -------------
               PHARMACEUTICALS -- 3.8%
        1,112  Bristol-Myers Squibb Co.                        68,199
          455  Eli Lilly and Co.                               93,225
          451  Johnson & Johnson                               71,465
          810  Merck & Co., Inc.                               58,822
        1,450  Perrigo Co. PLC                                 58,522
        1,828  Pfizer, Inc.                                    61,220
        4,727  Viatris, Inc. (a)                               70,196
                                                        -------------
                                                              481,649
                                                        -------------
               PROFESSIONAL SERVICES -- 1.3%
          742  Leidos Holdings, Inc.                           65,630
        4,689  Nielsen Holdings PLC                           105,080
                                                        -------------
                                                              170,710
                                                        -------------
               ROAD & RAIL -- 0.5%
          335  Union Pacific Corp.                             68,997
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.0%
        1,291  Intel Corp.                                     78,467
          124  NVIDIA Corp.                                    68,024
          522  Qorvo, Inc. (a)                                 91,209
          568  QUALCOMM, Inc.                                  77,356
          844  Teradyne, Inc.                                 108,547
          470  Texas Instruments, Inc.                         80,967
                                                        -------------
                                                              504,570
                                                        -------------
               SOFTWARE -- 2.8%
          137  Adobe, Inc. (a)                                 62,975
          319  Microsoft Corp.                                 74,129
        1,120  Oracle Corp.                                    72,251
          267  salesforce.com, Inc. (a)                        57,806
          191  Tyler Technologies, Inc. (a)                    88,513
                                                        -------------
                                                              355,674
                                                        -------------
               SPECIALTY RETAIL -- 1.8%
        3,873  Gap (The), Inc. (a)                             96,632
          241  Home Depot (The), Inc.                          62,260
          403  Lowe's Cos., Inc.                               64,379
                                                        -------------
                                                              223,271
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 3.9%
          578  Apple, Inc.                                     70,088
        7,066  Hewlett Packard Enterprise Co.                 102,881
        1,516  NetApp, Inc.                                    94,902
        1,353  Seagate Technology PLC                          99,080
        1,801  Western Digital Corp.                          123,423
                                                        -------------
                                                              490,374
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.1%
        4,243  Hanesbrands, Inc.                        $      75,059
          530  NIKE, Inc., Class B                             71,433
          984  Ralph Lauren Corp.                             115,207
                                                        -------------
                                                              261,699
                                                        -------------
               TOBACCO -- 1.2%
        1,736  Altria Group, Inc.                              75,689
          893  Philip Morris International, Inc.               75,030
                                                        -------------
                                                              150,719
                                                        -------------
               TOTAL COMMON STOCKS -- 99.7%                12,649,747
               (Cost $10,666,324)                       -------------

               MONEY MARKET FUNDS -- 0.2%
       24,351  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  0.01% (b)                                    24,351
               (Cost $24,351)                           -------------

               TOTAL INVESTMENTS -- 99.9%                  12,674,098
               (Cost $10,690,675) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          16,722
                                                        -------------
               NET ASSETS -- 100.0%                     $  12,690,820
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,419,336 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $435,913. The net unrealized appreciation was $1,983,423.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                           LEVEL 2        LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Common Stocks*            $12,649,747    $        --    $         --
Money Market
   Funds                       24,351             --              --
                          ------------------------------------------
Total Investments         $12,674,098    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.

Page 14                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     11,148,422       $     12,674,098
Dividends receivable...................................................                20,278                 23,153
                                                                             ----------------       ----------------
   Total Assets........................................................            11,168,700             12,697,251
                                                                             ----------------       ----------------
LIABILITIES:
Investment advisory fees payable.......................................                 5,610                  6,431
                                                                             ----------------       ----------------
   Total Liabilities...................................................                 5,610                  6,431
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     11,163,090       $     12,690,820
                                                                             ================       ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     14,664,511       $     25,911,551
Par value..............................................................                 5,000                  6,500
Accumulated distributable earnings (loss)..............................            (3,506,421)           (13,227,231)
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     11,163,090       $     12,690,820
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          22.33       $          19.52
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               500,002                650,002
                                                                             ----------------       ----------------
Investments, at cost...................................................      $      9,409,758       $     10,690,675
                                                                             ================       ================


                        See Notes to Financial Statements                Page 15


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                                                      EQUITYCOMPASS
                                                                               EQUITYCOMPASS            TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                   (ERM)                 (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends..............................................................      $        119,313       $        134,848
                                                                             ----------------       ----------------
   Total investment income.............................................               119,313                134,848
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................                36,489                 41,302
                                                                             ----------------       ----------------
   Total expenses......................................................                36,489                 41,302
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................                82,824                 93,546
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               186,133                240,353
   In-kind redemptions.................................................               608,706                550,180
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................               794,839                790,533
                                                                             ----------------       ----------------
Net change in unrealized appreciation (depreciation) on investments....             1,478,058              1,812,060
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             2,272,897              2,602,593
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      2,355,721       $      2,696,139
                                                                             ================       ================


Page 16                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        EQUITYCOMPASS                      EQUITYCOMPASS
                                                                       RISK MANAGER ETF              TACTICAL RISK MANAGER ETF
                                                                            (ERM)                              (TERM)
                                                               --------------------------------   --------------------------------
                                                                 SIX MONTHS                         SIX MONTHS
                                                                    ENDED            YEAR              ENDED            YEAR
                                                                  2/28/2021          ENDED           2/28/2021          ENDED
                                                                 (UNAUDITED)       8/31/2020        (UNAUDITED)       8/31/2020
                                                               ---------------  ---------------   ---------------  ---------------
OPERATIONS:
Net investment income (loss)..............................     $        82,824  $       272,270   $        93,546  $       374,510
Net realized gain (loss)..................................             794,839       (1,969,777)          790,533       (3,816,922)
Net change in unrealized appreciation (depreciation)......           1,478,058        1,007,138         1,812,060        1,457,681
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
  from operations.........................................           2,355,721         (690,369)        2,696,139       (1,984,731)
                                                               ---------------  ---------------   ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................             (91,180)        (352,901)         (102,310)        (499,661)
                                                               ---------------  ---------------   ---------------  ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................                  --        1,596,480                --               --
Cost of shares redeemed...................................          (2,976,614)      (9,347,428)       (2,682,642)     (14,846,973)
                                                               ---------------  ---------------   ---------------  ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................          (2,976,614)      (7,750,948)       (2,682,642)     (14,846,973)
                                                               ---------------  ---------------   ---------------  ---------------
Total increase (decrease) in net assets...................            (712,073)      (8,794,218)          (88,813)     (17,331,365)

NET ASSETS:
Beginning of period.......................................          11,875,163       20,669,381        12,779,633       30,110,998
                                                               ---------------  ---------------   ---------------  ---------------
End of period.............................................     $    11,163,090  $    11,875,163   $    12,690,820  $    12,779,633
                                                               ===============  ===============   ===============  ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................             650,002        1,050,002           800,002        1,750,002
Shares sold...............................................                  --          100,000                --               --
Shares redeemed...........................................            (150,000)        (500,000)         (150,000)        (950,000)
                                                               ---------------  ---------------   ---------------  ---------------
Shares outstanding, end of period.........................             500,002          650,002           650,002          800,002
                                                               ===============  ===============   ===============  ===============


                        See Notes to Financial Statements                Page 17


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)


                                                        SIX MONTHS
                                                           ENDED                 YEAR ENDED AUGUST 31                 PERIOD
                                                         2/28/2021    -------------------------------------------      ENDED
                                                        (UNAUDITED)       2020           2019           2018       8/31/2017 (a)
                                                       -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period..................   $   18.27      $   19.69      $   23.32      $   20.50      $   20.05
                                                         ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.16           0.33           0.39           0.30           0.10
Net realized and unrealized gain (loss)...............        4.06          (1.36)         (3.56)          2.80           0.39
                                                         ---------      ---------      ---------      ---------      ---------
Total from investment operations......................        4.22          (1.03)         (3.17)          3.10           0.49
                                                         ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.16)         (0.39)         (0.46)         (0.28)         (0.04)
Net realized gain.....................................          --             --          (0.00) (b)        --             --
                                                         ---------      ---------      ---------      ---------      ---------
Total distributions...................................       (0.16)         (0.39)         (0.46)         (0.28)         (0.04)
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, end of period........................   $   22.33      $   18.27      $   19.69      $   23.32      $   20.50
                                                         =========      =========      =========      =========      =========
TOTAL RETURN (c)......................................       23.22%         (5.36)%       (13.68)%        15.23%          2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................   $  11,163      $  11,875      $  20,669      $  27,988      $  10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d).....        0.65% (e)      0.65%          0.65%          0.65%          0.65% (e)
Ratio of net expenses to average net assets (d).......        0.65% (e)      0.65%          0.59%          0.64%          0.65% (e)
Ratio of net investment income (loss) to average
   net assets.........................................        1.48% (e)      1.61%          1.89%          1.52%          1.81% (e)
Portfolio turnover rate (f)...........................          18%            81%           207%           121%             8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)


                                                        SIX MONTHS
                                                           ENDED                 YEAR ENDED AUGUST 31                 PERIOD
                                                         2/28/2021    -------------------------------------------      ENDED
                                                        (UNAUDITED)       2020           2019           2018       8/31/2017 (a)
                                                       -------------  -------------  -------------  -------------  -------------
Net asset value, beginning of period..................   $   15.97      $   17.21      $   23.33      $   20.50    $     20.05
                                                         ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..........................        0.13           0.29           0.34           0.29           0.09
Net realized and unrealized gain (loss)...............        3.56          (1.19)         (6.13)          2.81           0.40
                                                         ---------      ---------      ---------      ---------      ---------
Total from investment operations......................        3.69          (0.90)         (5.79)          3.10           0.49
                                                         ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.................................       (0.14)         (0.34)         (0.33)         (0.27)         (0.04)
                                                         ---------      ---------      ---------      ---------      ---------
Net asset value, end of period........................   $   19.52      $   15.97      $   17.21      $   23.33      $   20.50
                                                         =========      =========      =========      =========      =========
TOTAL RETURN (c)......................................       23.22%         (5.36)%       (24.98)%        15.24%          2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................   $  12,691      $  12,780      $  30,111      $  61,836      $  22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (d).....        0.65% (e)      0.65%          0.65%          0.65%          0.65% (e)
Ratio of net expenses to average net assets (d).......        0.65% (e)      0.65%          0.59%          0.64%          0.65% (e)
Ratio of net investment income (loss) to average
   net assets.........................................        1.47% (e)      1.68%          1.65%          1.52%          1.85% (e)
Portfolio turnover rate (f)...........................          18%            74%           317%           120%            10%


(a)   Inception date is April 10, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the Advisor.

(d)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(e)   Annualized.

(f)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 18                  See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the two funds (each a "Fund" and collectively, the "Funds")
listed below. The shares of each Fund are listed and traded on the NYSE Arca,
Inc. ("NYSE Arca").

        EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
        EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's primary investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange.
During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, EquityCompass Investment Management, LLC (the
"Sub-Advisor"), each Fund may invest all or a portion of its assets in cash, cash equivalents, money market funds and/or short-term fixed income exchange-traded funds ("ETFs"), or each Fund may invest all or a portion of its assets in a single short-term fixed income ETF, the First Trust Enhanced Short
Maturity ETF ("FTSM"). Certain of the ETFs in which each Fund invests may be advised by First Trust Advisors L.P. ("First Trust" or the "Advisor"). During an
unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust, in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940
Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

                                                                         Page 19


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2020 was as follows:


                                                                                Distributions  Distributions  Distributions
                                                                                  paid from      paid from      paid from
                                                                                  Ordinary        Capital       Return of
                                                                                   Income          Gains         Capital
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $     352,901  $          --  $          --
EquityCompass Tactical Risk Manager ETF                                               499,661             --             --


As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                Accumulated        Net
                                                                                Undistributed   Capital and    Unrealized
                                                                                  Ordinary         Other      Appreciation
                                                                                   Income       Gain (Loss)  (Depreciation)
                                                                                -------------  -------------  -------------
EquityCompass Risk Manager ETF                                                  $      25,760  $  (6,043,156) $     246,434
EquityCompass Tactical Risk Manager ETF                                                27,654    (16,020,077)       171,363


D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018,
2019 and 2020 remain open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                         Non-Expiring Capital Loss
                                                               Carryforwards
                                                         -------------------------
EquityCompass Risk Manager ETF                                 $    6,043,156
EquityCompass Tactical Risk Manager ETF                            16,020,077


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the
Funds.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment
Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each
Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit, other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. In addition, each Fund incurs acquired fund fees and expenses. The total of unitary management fee and acquired fund fees and expenses represents each Fund's total annual operating expenses.

Pursuant to a contractual agreement between the Trust, on behalf of the Funds, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Funds so that the Funds would not bear the indirect costs of holding them, provided that the investment companies are advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) the termination of the Funds' management agreement with First Trust.
First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $  2,068,227    $  1,997,505
EquityCompass Tactical Risk Manager ETF                            2,426,879       2,317,571


For the six months ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $         --    $  2,956,645
EquityCompass Tactical Risk Manager ETF                                   --       2,673,752


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.

                                                                         Page 23


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE


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

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
EquityCompass Investment Management, LLC
1 South Street, 16th Floor
Baltimore, Maryland 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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[BLANK BACK COVER]

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FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Low Duration Strategic Focus ETF (LDSF)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2021
----------------------------

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--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Low Duration Strategic Focus ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the
Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Low Duration Strategic Focus ETF (the "Fund"), which contains detailed information about the Fund for the six months ended February 28, 2021.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)

The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "LDSF."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVERAGE ANNUAL      CUMULATIVE
                                                                                                  TOTAL RETURNS      TOTAL RETURNS
                                                                                                    Inception          Inception
                                                            6 Months Ended     1 Year Ended          (1/3/19)          (1/3/19)
                                                               2/28/21           2/28/21            to 2/28/21        to 2/28/21
FUND PERFORMANCE
NAV                                                              1.02%            1.24%               3.55%              7.80%
Market Price                                                     0.92%            1.24%               3.50%              7.69%

INDEX PERFORMANCE
Blended Benchmark(1)                                             1.19%            3.72%               5.36%             11.90%
Bloomberg Barclays 1-5 Year Government/Credit Index             -0.02%            2.33%               4.19%              9.24%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

-----------------------------
(1)   The Blended Benchmark consists of the following two indexes: 80% of the
      Bloomberg Barclays 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield
      Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 80-20 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the
      Blended Index for each period shown above.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF) (CONTINUED)


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JANUARY 3, 2019 - FEBRUARY 28, 2021

                First Trust                          Bloomberg Barclays
               Low Duration           Blended       Government/ 1-5 Year
            Strategic Focus ETF      Benchmark          Credit Index
1/3/19            $10,000             $10,000             $10,000
2/28/19            10,210              10,151              10,037
8/31/19            10,453              10,564              10,433
2/29/20            10,647              10,789              10,675
8/31/20            10,671              11,059              10,926
2/28/21            10,780              11,191              10,924


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


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PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the First Trust Low Duration Strategic Focus ETF (the
"Fund"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administration services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

WILLIAM HOUSEY, SENIOR VICE PRESIDENT OF FIRST TRUST

STEVE COLLINS, VICE PRESIDENT OF FIRST TRUST


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of First Trust Low Duration Strategic Focus ETF (the "Fund"),
you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021    PERIOD (a)     PERIOD (a) (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
Actual                                               $1,000.00           $1,010.20           0.20%           $1.00
Hypothetical (5% return before expenses)             $1,000.00           $1,023.80           0.20%           $1.00


(a)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
       95,701  First Trust Emerging Markets
                  Local Currency Bond ETF (a)           $   3,402,170
      121,741  First Trust Enhanced Short
                  Maturity ETF (a)                          7,303,243
    1,135,232  First Trust Low Duration
                  Opportunities ETF (a)                    58,260,106
      322,540  First Trust Senior Loan Fund (a)            15,446,441
      300,194  First Trust Tactical High Yield
                  ETF (a)                                  14,565,413
      320,530  First Trust TCW Opportunistic
                  Fixed Income ETF (a)                     17,173,997
      560,058  iShares 0-5 Year Investment
                  Grade Corporate Bond ETF                 29,083,812
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.9%                                145,235,182
               (Cost $144,897,583)                      -------------

               MONEY MARKET FUNDS -- 0.1%
      112,574  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional Class
                  0.01% (b)                                   112,574
               (Cost $112,574)                          -------------

               TOTAL INVESTMENTS -- 100.0%                145,347,756
               (Cost $145,010,157) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                       (19,589)
                                                        -------------
               NET ASSETS -- 100.0%                     $ 145,328,167
                                                        =============

(a)   Investment in an affiliated fund.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $980,904 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $643,305. The net unrealized appreciation was
      $337,599.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                     LEVEL 2        LEVEL 3
                       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                       QUOTED       OBSERVABLE    UNOBSERVABLE
                       PRICES         INPUTS         INPUTS
                    ------------------------------------------
Exchange-Traded
   Funds*           $145,235,182   $         --   $         --
Money Market
   Funds                 112,574             --             --
                    ------------------------------------------
Total Investments   $145,347,756   $         --   $         --
                    ==========================================

* See Portfolio of Investments for industry breakout.

Page 6                  See Notes to Financial Statements


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


ASSETS:
Investments, at value - Affiliated.....................................      $    116,151,370
Investments, at value - Unaffiliated...................................            29,196,386
                                                                             ----------------
Total investments, at value............................................           145,347,756
Dividends receivable...................................................                 3,045
                                                                             ----------------
   Total Assets........................................................           145,350,801
                                                                             ----------------
LIABILITIES:
Investment advisory fees payable.......................................                22,634
                                                                             ----------------
   Total Liabilities...................................................                22,634
                                                                             ----------------
NET ASSETS.............................................................      $    145,328,167
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    146,664,153
Par value..............................................................                71,500
Accumulated distributable earnings (loss)..............................            (1,407,486)
                                                                             ----------------
NET ASSETS.............................................................      $    145,328,167
                                                                             ================
NET ASSET VALUE, per share.............................................      $          20.33
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................             7,150,002
                                                                             ================
Investments, at cost - Affiliated......................................      $    115,997,004
                                                                             ================
Investments, at cost - Unaffiliated....................................      $     29,013,153
                                                                             ================
Total investments, at cost.............................................      $    145,010,157
                                                                             ================


                        See Notes to Financial Statements                Page 7


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)


INVESTMENT INCOME:
Dividends - Affiliated.................................................      $      1,557,986
Dividends - Unaffiliated...............................................               284,780
                                                                             ----------------
   Total investment income.............................................             1,842,766
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................               141,441
                                                                             ----------------
   Total expenses......................................................               141,441
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................             1,701,325
                                                                             ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated............................................                83,478
   Investments - Unaffiliated..........................................                  (856)
   In-kind redemptions - Affiliated....................................               896,849
   In-kind redemptions - Unaffiliated..................................                26,310
   Distribution of capital gains from investment companies -
      Affiliated.......................................................               261,464
   Distribution of capital gains from investment companies -
      Unaffiliated.....................................................                 4,257
                                                                             ----------------
Net realized gain (loss)...............................................             1,271,502
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated............................................            (1,370,445)
   Investments - Unaffiliated..........................................              (195,896)
                                                                             ----------------
Net change in unrealized appreciation (depreciation)...................            (1,566,341)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              (294,839)
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      1,406,486
                                                                             ================


Page 8                  See Notes to Financial Statements


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                              ENDED               YEAR
                                                                                            2/28/2021            ENDED
                                                                                           (UNAUDITED)         8/31/2020
                                                                                         ----------------   ----------------
OPERATIONS:
Net investment income (loss).........................................................    $      1,701,325   $      2,539,741
Net realized gain (loss).............................................................           1,271,502         (2,893,988)
Net change in unrealized appreciation (depreciation).................................          (1,566,341)         1,656,771
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from operations......................           1,406,486          1,302,524
                                                                                         ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................          (2,092,925)        (2,633,376)
                                                                                         ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          44,870,061        118,598,581
Cost of shares redeemed..............................................................         (29,556,291)       (36,794,658)
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder transactions........          15,313,770         81,803,923
                                                                                         ----------------   ----------------
Total increase (decrease) in net assets..............................................          14,627,331         80,473,071

NET ASSETS:
Beginning of period..................................................................         130,700,836         50,227,765
                                                                                         ----------------   ----------------
End of period........................................................................    $    145,328,167   $    130,700,836
                                                                                         ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................           6,400,002          2,450,002
Shares sold..........................................................................           2,200,000          5,800,000
Shares redeemed......................................................................          (1,450,000)        (1,850,000)
                                                                                         ----------------   ----------------
Shares outstanding, end of period....................................................           7,150,002          6,400,002
                                                                                         ================   ================


                        See Notes to Financial Statements                Page 9


FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                      ENDED          YEAR          PERIOD
                                                                    2/28/2021        ENDED          ENDED
                                                                   (UNAUDITED)     8/31/2020    8/31/2019 (a)
                                                                 ---------------  -----------  ---------------
Net asset value, beginning of period...........................    $     20.42     $   20.50     $     20.03
                                                                   -----------     ---------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................           0.25          0.49            0.43
Net realized and unrealized gain (loss)........................          (0.04)        (0.07)           0.47
                                                                   -----------     ---------     -----------
Total from investment operations...............................           0.21          0.42            0.90
                                                                   -----------     ---------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................          (0.30)        (0.50)          (0.43)
                                                                   -----------     ---------     -----------
Net asset value, end of period.................................    $     20.33     $   20.42     $     20.50
                                                                   ===========     =========     ===========
TOTAL RETURN (b)...............................................           1.02%         2.09%           4.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   145,328     $ 130,701     $    50,228
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............           0.20% (d)     0.20%           0.20% (d)
Ratio of net investment income (loss) to average net assets....           2.41% (d)     2.36%           3.16% (d)
Portfolio turnover rate (e)....................................             25%           71%             14%


(a)   Inception date is January 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 10                 See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are currently offering shares. This report covers the First Trust Low Duration Strategic Focus ETF (the
"Fund"), which trades under the ticker "LDSF" on The Nasdaq Stock Market LLC
("Nasdaq"). The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund's primary investment objective seeks to generate current income, with a secondary objective of preservation of capital. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10%
of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in
ETFs holding convertible securities.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

                                                                         Page 11

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. AFFILIATED TRANSACTIONS

The Fund invests in securities of affiliated funds. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the
Statement of Operations.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

Amounts related to these investments at February 28, 2021 and for the six months then ended are as follows:


                                                                              CHANGE IN
                                                                              UNREALIZED     REALIZED
                        SHARES AT    VALUE AT                                APPRECIATION      GAIN          VALUE AT     DIVIDEND
    SECURITY NAME       2/28/2021   8/31/2020     PURCHASES      SALES      (DEPRECIATION)    (LOSS)        2/28/2021      INCOME
------------------------------------------------------------------------------------------------------------------------------------
First Trust Emerging
   Markets Local
   Currency Bond ETF       95,701  $  3,325,789  $ 1,121,610  $ (1,112,805) $      104,118  $   (36,542)   $  3,402,170  $    97,471
First Trust Enhanced
   Short Maturity ETF     121,741    12,981,008    3,396,208    (9,058,075)         (7,482)      (8,416)      7,303,243       27,869
First Trust Low
   Duration
   Opportunities ETF    1,135,232    38,996,208   23,486,075    (3,790,474)       (429,296)      (2,407)     58,260,106      583,084
First Trust Senior
   Loan Fund              322,540     6,685,589   17,285,905    (8,583,877)        (79,418)     138,242      15,446,441       97,617
First Trust Tactical
   High Yield ETF         300,194     6,753,583   16,222,832    (8,974,968)        267,611      296,355      14,565,413      468,841
First Trust TCW
   Opportunistic
   Fixed Income ETF       320,530    35,966,995    9,638,807   (28,060,386)     (1,225,978)     854,559 (a)  17,173,997      283,104
                                   -------------------------------------------------------------------------------------------------
                                   $104,709,172  $71,151,437  $(59,580,585) $   (1,370,445) $ 1,241,791    $116,151,370  $ 1,557,986
                                   =================================================================================================


(a)   Includes $261,464 of capital gain distributions.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by the Fund during the fiscal year ended
August 31, 2020 was as follows:

Distributions paid from:
Ordinary income.................................   $   2,633,376
Capital gains...................................              --
Return of capital...............................              --

As of August 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income...................   $          --
Accumulated capital and other gain (loss).......      (2,527,097)
Net unrealized appreciation (depreciation)......       1,806,050

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2019 and
2020 remain open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

                                                                         Page 13

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, the
Fund had capital loss carryforwards available for federal income tax purposes of
$2,527,097. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund's shareholders.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2020, the Fund had no net late year ordinary or capital losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of the Fund's assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees
(if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sale transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.20% of its average daily net assets. In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund's total annual operating expenses.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $35,336,528 and $35,624,298, respectively.

For the six months ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $44,860,919 and $29,493,076, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation ("NSCC")
the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the
"basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized
Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.

                                                                         Page 15

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

                                                                         Page 17


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

              FIRST TRUST LOW DURATION STRATEGIC FOCUS ETF (LDSF)
                         FEBRUARY 28, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE


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

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)
        FT Cboe Vest U.S. Equity Buffer ETF - February  (FFEB)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - February (DFEB)
        FT Cboe Vest U.S. Equity Buffer ETF - May (FMAY)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - May (DMAY)
        FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)
        FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)
        FT Cboe Vest U.S. Equity Buffer ETF - August (FAUG)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - August (DAUG)
        FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)
        FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)
        FT Cboe Vest U.S. Equity Buffer ETF - November (FNOV)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - November (DNOV)
        FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)
        FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)
        FT Cboe Vest Fund of Buffer ETFs (BUFR)
        FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)

----------------------------
     Semi-Annual Report
    For the Period Ended
     February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter..........................................................   2
Fund Performance Overview:

Portfolio of Investments:


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe VestSM Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February
28, 2021. Please note that some of the Funds incepted after September 1, 2020, the start of the reporting period, so information in this letter and the report prior to those inception dates will not apply to all the Funds.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - January
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.50% (before fees, expenses and taxes) and 13.64% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January
19, 2021 to January 21, 2022 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJAN."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (1/15/21)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 0.53%
Market Price                                                                                                        0.67%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    1.14%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             JANUARY 15, 2021 - FEBRUARY 28, 2021

            FT Cboe Vest U.S. Equity       S&P 500(R)
              Buffer ETF - January           Index
1/15/21             $10,000                 $10,000
2/28/21              10,053                  10,114


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
January (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.20% (before fees, expenses and taxes) and 7.34% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from January 19, 2021 to January 21, 2022 (the "Outcome
Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods
will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome
Period. An investor that purchases Fund shares other than on the first day of an
Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DJAN."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (1/15/21)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 0.33%
Market Price                                                                                                        0.17%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    1.14%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             JANUARY 15, 2021 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
           Deep Buffer ETF - January         Index
1/15/21             $10,000                 $10,000
2/28/21              10,033                  10,114


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - February
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 15.85% (before fees, expenses and taxes) and 15.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
February 22, 2021 to February 18, 2022 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FFEB."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (2/21/20)         (2/21/20)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             5.50%            17.47%            8.09%            8.25%
Market Price                                                    5.52%            17.90%            8.28%            8.44%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           13.90%           14.18%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             FEBRUARY 21, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
             Buffer ETF - February           Index
2/21/20             $10,000                 $10,000
2/29/20               9,214                   8,851
8/31/20              10,260                  10,488
2/28/21              10,825                  11,418


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 22, 2021, the Fund's investment objective included an upside cap of 10.75% (before fees, expenses and taxes) and 9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 24, 2020 to February 19, 2021.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
February (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.85% (before fees, expenses and taxes) and 8.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from February 22, 2021 to February 18, 2022 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome
Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DFEB."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (2/21/20)         (2/21/20)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             4.10%            12.02%            5.88%            6.00%
Market Price                                                    3.77%            11.42%            5.82%            5.93%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           13.90%           14.18%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             FEBRUARY 21, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
          Deep Buffer ETF - February         Index
2/21/20             $10,000                 $10,000
2/29/20               9,462                   8,851
8/31/20              10,182                  10,488
2/28/21              10,600                  11,418


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to February 22, 2021, the Fund's investment objective included an upside cap of 7.50% (before fees, expenses and taxes) and 6.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 24, 2020 to February 19, 2021.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - May (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 17.07% (before fees, expenses and taxes) and 16.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 18,
2020 to May 21, 2021 (the "Outcome Period"). Under normal market conditions, the
Fund will invest substantially all of its assets in FLexible EXchange(R) Options
("FLEX Options") that reference the price performance of the Underlying ETF.
Subsequent Target Outcome Periods will begin on the day the prior Target Outcome
Period ends and will end on the approximate one-year anniversary of that new
Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "FMAY."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (5/15/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               3.82%            14.54%
Market Price                                                                                      4.32%            14.63%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            33.08%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 15, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
               Buffer ETF - May              Index
5/15/20             $10,000                 $10,000
8/31/20              11,032                  12,223
2/28/21              11,454                  13,308


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - May
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 9.95% (before fees, expenses and taxes) and 9.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from May
18, 2020 to May 21, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R)
Options ("FLEX Options") that reference the price performance of the Underlying
ETF. Subsequent Target Outcome Periods will begin on the day the prior Target
Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome
Period based upon prevailing market conditions at the beginning of each Outcome
Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "DMAY."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (5/15/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               2.33%             8.43%
Market Price                                                                                      2.72%             8.37%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            33.08%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 15, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
             Deep Buffer ETF - May           Index
5/15/20             $10,000                 $10,000
8/31/20              10,596                  12,223
2/28/21              10,843                  13,308


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - June (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 17.72% (before fees, expenses and taxes) and 16.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June
22, 2020 to June 18, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUN."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (6/19/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               5.37%            13.42%
Market Price                                                                                      5.42%            13.26%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            23.03%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JUNE 19, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
               Buffer ETF - June             Index
5/19/20             $10,000                 $10,000
8/31/20              10,764                  11,300
2/28/21              11,342                  12,303


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - June
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 10.28% (before fees, expenses and taxes) and 9.43% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
June 22, 2020 to June 18, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUN."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (6/19/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               2.85%             7.50%
Market Price                                                                                      3.14%             7.60%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            23.03%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JUNE 19, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
            Deep Buffer ETF - June           Index
6/19/20             $10,000                 $10,000
8/31/20              10,453                  11,300
2/28/21              10,750                  12,303


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - July (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.95% (before fees, expenses and taxes) and 14.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July
20, 2020 to July 16, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FJUL."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (7/17/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               5.16%             9.92%
Market Price                                                                                      5.33%             9.79%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            18.19%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JULY 17, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
               Buffer ETF - July             Index
7/17/20             $10,000                 $10,000
8/31/20              10,453                  10,855
2/28/21              10,992                  11,819


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF - July
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 8.40% (before fees, expenses and taxes) and 7.55% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from
July 20, 2020 to July 16, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DJUL."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (7/17/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               3.00%             5.46%
Market Price                                                                                      2.91%             5.22%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            18.19%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JULY 17, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
            Deep Buffer ETF - July           Index
7/17/20             $10,000                 $10,000
8/31/20              10,238                  10,855
2/28/21              10,546                  11,819


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - August
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.71% (before fees, expenses and taxes) and 13.86% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August
24, 2020 to August 20, 2021 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FAUG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (11/6/19)         (11/6/19)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             6.10%            18.95%           12.08%           16.15%
Market Price                                                    5.94%            19.00%           12.06%           16.11%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           17.72%           23.87%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 6, 2019 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
              Buffer ETF - August            Index
11/6/19             $10,000                 $10,000
2/29/20               9,764                   9,602
8/31/20              10,947                  11,377
2/28/21              11,615                  12,387


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to August 24, 2020, the Fund's investment objective included an upside cap of 8.60% (before fees, expenses and taxes) and 7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an
      Outcome Period of November 7, 2019 to August 21, 2020.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
August (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.63% (before fees, expenses and taxes) and 7.78% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from August 24, 2020 to August 20, 2021 (the "Outcome Period")*.
Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DAUG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (11/6/19)         (11/6/19)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             3.51%            12.78%            7.95%           10.56%
Market Price                                                    3.33%            11.66%            7.81%           10.37%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           17.72%           23.87%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 6, 2019 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
           Deep Buffer ETF - August          Index
11/6/19             $10,000                 $10,000
2/29/20               9,804                   9,602
8/31/20              10,681                  11,377
2/28/21              11,056                  12,387


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to August 24, 2020, the Fund's investment objective included an upside cap of 6.58% (before fees, expenses and taxes) and 5.91% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an
      Outcome Period of November 7, 2019 to August 21, 2020.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - September
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 16.50% (before fees, expenses and taxes) and 15.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
September 21, 2020 to September 17, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FSEP."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (9/18/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 8.87%
Market Price                                                                                                        8.74%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   14.81%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            SEPTEMBER 18, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
            Buffer ETF - September           Index
9/18/20             $10,000                 $10,000
2/28/21              10,887                  11,481


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
September (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 9.25%
(before fees, expenses and taxes) and 8.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from September 21, 2020 to September 17, 2021 (the "Outcome
Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods
will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome
Period. An investor that purchases Fund shares other than on the first day of an
Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DSEP."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (9/18/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 4.94%
Market Price                                                                                                        4.87%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   14.81%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            SEPTEMBER 18, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
          Deep Buffer ETF - September        Index
9/18/20             $10,000                 $10,000
2/28/21              10,494                  11,481


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - October
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 16.22% (before fees, expenses and taxes) and 15.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October
19, 2020 to October 15, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "FOCT."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (10/16/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 6.39%
Market Price                                                                                                        6.33%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    9.40%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             OCTOBER 16, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
             Buffer ETF - October            Index
10/16/20            $10,000                 $10,000
2/28/21              10,639                  10,940


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
October (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 9.34% (before fees, expenses and taxes) and 8.49% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from October 19, 2020 to October 15, 2021 (the "Outcome
Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods
will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome
Period. An investor that purchases Fund shares other than on the first day of an
Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DOCT."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (10/16/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 3.72%
Market Price                                                                                                        3.62%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    9.40%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            SEPTEMBER 18, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
           Deep Buffer ETF - October         Index
10/16/20            $10,000                 $10,000
2/28/21              10,372                  10,940


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - November
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 13.72% (before fees, expenses and taxes) and 12.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
November 23, 2020 to November 19, 2021 (the "Outcome Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FNOV."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (11/15/19)       (11/15/19)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             7.81%            19.55%           12.24%           16.03%
Market Price                                                    7.65%            19.88%           12.24%           16.03%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           16.80%           22.13%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 15, 2019 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
             Buffer ETF - November           Index
11/15/19            $10,000                 $10,000
2/29/20               9,705                   9,467
8/31/20              10,762                  11,217
2/28/21              11,603                  12,213


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 23, 2020, the Fund's investment objective included an upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 18, 2019 to November 20, 2020.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
November (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 7.75% (before fees, expenses and taxes) and 6.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from November 23, 2020 to November 19, 2021 (the "Outcome
Period")*. Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome
Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target
Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome
Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "DNOV."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              AVERAGE ANNUAL     CUMULATIVE
                                                                                              TOTAL RETURNS     TOTAL RETURNS
                                                                                                Inception         Inception
                                                            6 Months Ended    1 Year Ended      (11/15/19)       (11/15/19)
                                                               2/28/21          2/28/21         to 2/28/21       to 2/28/21
FUND PERFORMANCE
NAV                                                             4.24%            12.82%            7.30%            9.49%
Market Price                                                    4.24%            11.36%            7.25%            9.43%

INDEX PERFORMANCE
S&P 500(R) Index                                                8.88%            29.01%           16.80%           22.13%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             NOVEMBER 15, 2019 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
          Deep Buffer ETF - November         Index
11/15/19            $10,000                 $10,000
2/29/20               9,705                   9,467
8/31/20              10,504                  11,217
2/28/21              10,949                  12,213


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

-----------------------------
*     Prior to November 23, 2020, the Fund's investment objective included an upside cap of 8.12% (before fees, expenses and taxes) and 7.26% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of November 18, 2019 to November 20, 2020.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)

The investment objective of the FT Cboe Vest U.S. Equity Buffer ETF - December
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF Trust (the
"Underlying ETF"), up to a predetermined upside cap of 14.00% (before fees, expenses and taxes) and 13.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
December 21, 2020 to December 17, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome
Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"FDEC."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (12/18/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 1.95%
Market Price                                                                                                        1.72%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    2.74%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 18, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
             Buffer ETF - December           Index
12/18/20            $10,000                 $10,000
2/28/21              10,195                  10,274


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)

The investment objective of the FT Cboe Vest U.S. Equity Deep Buffer ETF -
December (the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust (the "Underlying ETF"), up to a predetermined upside cap of 8.00% (before fees, expenses and taxes) and 7.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against
Underlying ETF losses between -5% and -30% (before fees, expenses and taxes), over the period from December 21, 2020 to December 17, 2021 (the "Outcome
Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. Subsequent Target Outcome Periods
will begin on the day the prior Target Outcome Period ends and will end on the approximate one-year anniversary of that new Target Outcome Period. On the first day of each new Outcome Period, the Fund resets by investing in a new set of
FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Fund will be perpetually offered and not terminate after the initial or any subsequent Target Outcome
Period. An investor that purchases Fund shares other than on the first day of an
Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol
"DDEC."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                 (12/18/20)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                 0.89%
Market Price                                                                                                        0.89%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                    2.74%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             DECEMBER 18, 2020 - FEBRUARY 28, 2021

           FT Cboe Vest U.S. Equity        S&P 500(R)
          Deep Buffer ETF - December         Index
12/18/20            $10,000                 $10,000
2/28/21              10,089                  10,274


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)

The investment objective of the FT Cboe Vest Fund of Buffer ETFs (the "Fund") is
to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Buffer ETFs ("Underlying ETFs"). Under normal market conditions, the Fund will invest substantially all of its assets in the
Underlying ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R) ETF
Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined one-year period. The Fund is classified as non-diversified under the
Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFR."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                              6 Months Ended      (8/10/20)
                                                                                                 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                                                               5.83%             7.73%
Market Price                                                                                      5.99%             7.68%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                  8.88%            13.41%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              AUGUST 10, 2020 - FEBRUARY 28, 2021

               FT Cboe Vest Fund           S&P 500(R)
                of Buffer ETFs               Index
8/10/20             $10,000                 $10,000
8/31/20              10,180                  10,416
2/28/21              10,773                  11,341


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)

The investment objective of the FT Cboe Vest Fund of Deep Buffer ETFs (the
"Fund") is to seek to provide investors with capital appreciation. The Fund seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Deep Buffer ETFs ("Underlying ETFs").
Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust ("SPY"), up to a predetermined upside cap, while providing a deep buffer against losses between -5% and -30% (before fees, expenses and taxes) of SPY, over a defined one-year period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc., under the ticker symbol "BUFD."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 CUMULATIVE
                                                                                                                TOTAL RETURNS
                                                                                                                  Inception
                                                                                                                  (1/20/21)
                                                                                                                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                                                -0.20%
Market Price                                                                                                       -0.10%

INDEX PERFORMANCE
S&P 500(R) Index                                                                                                   -1.06%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 25.)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             JANUARY 20, 2021 - FEBRUARY 28, 2021

             FT Cboe Vest Fund of          S&P 500(R)
               Deep Buffer ETFs              Index
1/20/21             $10,000                 $10,000
2/28/21               9,980                   9,894


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

                                                                         Page 25


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest U.S. Equity Buffer ETF - January ("FJAN"), FT Cboe Vest
U.S. Equity Deep Buffer ETF - January ("DJAN"), FT Cboe Vest U.S. Equity Buffer
ETF - February ("FFEB"), FT Cboe Vest U.S. Equity Deep Buffer ETF - February
("DFEB"), FT Cboe Vest U.S. Equity Buffer ETF - May ("FMAY"), FT Cboe Vest U.S.
Equity Deep Buffer ETF - May ("DMAY"), FT Cboe Vest U.S. Equity Buffer ETF -
June ("FJUN"), FT Cboe Vest U.S. Equity Deep Buffer ETF - June ("DJUN"), FT Cboe
Vest U.S. Equity Buffer ETF - July ("FJUL"), FT Cboe Vest U.S. Equity Deep
Buffer ETF - July ("DJUL"), FT Cboe Vest U.S. Equity Buffer ETF - August
("FAUG"), FT Cboe Vest U.S. Equity Deep Buffer ETF - August ("DAUG"), FT Cboe
Vest U.S. Equity Buffer ETF - September ("FSEP"), FT Cboe Vest U.S. Equity Deep
Buffer ETF - September ("DSEP"), FT Cboe Vest U.S. Equity Buffer ETF - October
("FOCT"), FT Cboe Vest U.S. Equity Deep Buffer ETF - October ("DOCT"), FT Cboe
Vest U.S. Equity Buffer ETF - November ("FNOV"), FT Cboe Vest U.S. Equity Deep
Buffer ETF - November ("DNOV"), FT Cboe Vest U.S. Equity Buffer ETF - December
("FDEC"), FT Cboe Vest U.S. Equity Deep Buffer ETF - December ("DDEC"), FT Cboe
Vest Fund of Buffer ETFs ("BUFR"), and FT Cboe Vest Fund of Deep Buffer ETFs
("BUFD") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe Vest(SM) Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $2.4 billion under management or committed to management as of
February 28, 2021.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of FT Cboe Vest U.S. Equity Buffer ETF - January, FT Cboe Vest
U.S. Equity Deep Buffer ETF - January, FT Cboe Vest U.S. Equity Buffer ETF -
February, FT Cboe Vest U.S. Equity Deep Buffer ETF - February, FT Cboe Vest U.S.
Equity Buffer ETF - May, FT Cboe Vest U.S. Equity Deep Buffer ETF - May, FT Cboe
Vest U.S. Equity Buffer ETF - June, FT Cboe Vest U.S. Equity Deep Buffer ETF -
June, FT Cboe Vest U.S. Equity Buffer ETF - July, FT Cboe Vest U.S. Equity Deep
Buffer ETF - July, FT Cboe Vest U.S. Equity Buffer ETF - August, FT Cboe Vest
U.S. Equity Deep Buffer ETF - August, FT Cboe Vest U.S. Equity Buffer ETF -
September, FT Cboe Vest U.S. Equity Deep Buffer ETF - September, FT Cboe Vest
U.S. Equity Buffer ETF - October, FT Cboe Vest U.S. Equity Deep Buffer ETF -
October, FT Cboe Vest U.S. Equity Buffer ETF - November, FT Cboe Vest U.S.
Equity Deep Buffer ETF - November, FT Cboe Vest U.S. Equity Buffer ETF -
December, FT Cboe Vest U.S. Equity Deep Buffer ETF - December, FT Cboe Vest Fund
of Buffer ETFs or FT Cboe Vest Fund of Deep Buffer ETFs (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS     SIX-MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021   IN THE PERIOD      PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
Actual                                               $1,000.00           $1,055.00           0.85%            $4.33
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
Actual                                               $1,000.00           $1,041.00           0.85%            $4.30
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)
Actual                                               $1,000.00           $1,038.20           0.85%            $4.30
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
Actual                                               $1,000.00           $1,023.30           0.85%            $4.26
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS     SIX-MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021   IN THE PERIOD      PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
Actual                                               $1,000.00           $1,053.70           0.85%            $4.33
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
Actual                                               $1,000.00           $1,028.50           0.85%            $4.28
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
Actual                                               $1,000.00           $1,051.60           0.85%            $4.32
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
Actual                                               $1,000.00           $1,030.00           0.85%            $4.28
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
Actual                                               $1,000.00           $1,061.00           0.85%            $4.34
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
Actual                                               $1,000.00           $1,035.10           0.85%            $4.29
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
Actual                                               $1,000.00           $1,078.10           0.85%            $4.38
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
Actual                                               $1,000.00           $1,042.40           0.85%            $4.30
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%            $4.26

FT CBOE VEST U.S. EQUITY BUFFER STRATEGY ETF (BUFR)
Actual                                               $1,000.00           $1,058.30           0.20% (b)        $1.02 (b)
Hypothetical (5% return before expenses)             $1,000.00           $1,023.80           0.20% (b)        $1.00 (b)



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE     JANUARY 15, 2021 (c)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS             TO
                                               JANUARY 15, 2021 (c)   FEBRUARY 28, 2021   IN THE PERIOD    FEBRUARY 28, 2021 (d)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)
Actual                                              $1,000.00             $1,005.30           0.85%                $1.05
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)
Actual                                              $1,000.00             $1,003.30           0.85%                $1.05
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26



FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    SEPTEMBER 18, 2020 (c)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS             TO
                                              SEPTEMBER 18, 2020 (c)  FEBRUARY 28, 2021   IN THE PERIOD    FEBRUARY 28, 2021 (e)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)
Actual                                              $1,000.00             $1,088.70           0.85%                $3.99
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)
Actual                                              $1,000.00             $1,049.40           0.85%                $3.91
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE     OCTOBER 16, 2020 (c)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS             TO
                                               OCTOBER 16, 2020 (c)   FEBRUARY 28, 2021   IN THE PERIOD    FEBRUARY 28, 2021 (f)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)
Actual                                              $1,000.00             $1,063.90           0.85%                $3.27
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)
Actual                                              $1,000.00             $1,037.20           0.85%                $3.23
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE    DECEMBER 18, 2020 (c)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS             TO
                                              DECEMBER 18, 2020 (c)   FEBRUARY 28, 2021   IN THE PERIOD    FEBRUARY 28, 2021 (g)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)
Actual                                              $1,000.00             $1,019.50           0.85%                $1.72
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26

FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)
Actual                                              $1,000.00             $1,008.90           0.85%                $1.71
Hypothetical (5% return before expenses)            $1,000.00             $1,020.58           0.85%                $4.26



---------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING              ENDING          BASED ON THE     JANUARY 20, 2021 (c)
                                                  ACCOUNT VALUE         ACCOUNT VALUE     NUMBER OF DAYS             TO
                                               JANUARY 20, 2021 (c)   FEBRUARY 28, 2021   IN THE PERIOD    FEBRUARY 28, 2021 (h)
---------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)
Actual                                              $1,000.00             $  998.00           0.20% (b)            $0.22 (b)
Hypothetical (5% return before expenses)            $1,000.00             $1,023.80           0.20% (b)            $1.00 (b)


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).

(b)   Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

(c)   Inception date.

(d)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January
      15, 2021 through February 28, 2021), multiplied by 45/365. Hypothetical expenses are assumed for the most recent six-month period.

(e)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (September 18, 2020 through February 28, 2021), multiplied by 164/365.
      Hypothetical expenses are assumed for the most recent six-month period.

(f)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October
      16, 2020 through February 28, 2021), multiplied by 136/365. Hypothetical expenses are assumed for the most recent six-month period.

(g)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
      (December 18, 2020 through February 28, 2021), multiplied by 73/365.
      Hypothetical expenses are assumed for the most recent six-month period.

(h)   Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (January
      20, 2021 through February 28, 2021), multiplied by 40/365. Hypothetical expenses are assumed for the most recent six-month period.

                                                                         Page 29


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.1%

       984,229  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     984,229
                (Cost $984,229)                                                                                    -------------

                TOTAL INVESTMENTS -- 1.1%........................................................................        984,229
                (Cost $984,229) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 106.9%

CALL OPTIONS PURCHASED -- 98.2%
         2,320  SPDR(R) S&P 500(R) ETF Trust...........................  $  88,243,520  $      3.76    01/21/22       86,037,200
                (Cost $86,822,720)                                                                                 -------------

PUT OPTIONS PURCHASED -- 8.7%
         2,320  SPDR(R) S&P 500(R) ETF Trust...........................     88,243,520       375.70    01/21/22        7,628,160
                (Cost $7,386,181)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     93,665,360
                (Cost $94,208,901)                                                                                 -------------

WRITTEN OPTIONS -- (7.9)%

CALL OPTIONS WRITTEN -- (2.3)%
        (2,320) SPDR(R) S&P 500(R) ETF Trust...........................    (88,243,520)      430.18    01/21/22       (1,981,280)
                (Premiums received $2,255,131)                                                                     -------------

PUT OPTIONS WRITTEN -- (5.6)%
        (2,320) SPDR(R) S&P 500(R) ETF Trust...........................    (88,243,520)      338.13    01/21/22       (4,936,960)
                (Premiums received $4,707,184)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (6,918,240)
                (Premiums received $6,962,315)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (83,748)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  87,647,601
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $515,830 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,015,296. The net unrealized depreciation was
      $499,466. The unrealized amounts presented are inclusive of derivative contracts.

Page 30                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     984,229     $     984,229    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        984,229           984,229               --                --
Call Options Purchased...........................     86,037,200                --       86,037,200                --
Put Options Purchased............................      7,628,160                --        7,628,160                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  94,649,589     $     984,229    $  93,665,360     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (1,981,280)    $          --    $  (1,981,280)    $          --
Put Options Written..............................     (4,936,960)               --       (4,936,960)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (6,918,240)    $          --    $  (6,918,240)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 31


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       932,307  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     932,307
                (Cost $932,307)                                                                                    -------------

                TOTAL INVESTMENTS -- 1.0%.......................................................................         932,307
                (Cost $932,307) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 105.7%

CALL OPTIONS PURCHASED -- 98.8%
         2,360  SPDR(R) S&P 500(R) ETF Trust...........................  $  89,764,960  $      3.75    01/21/22       87,923,326
                (Cost $89,050,455)                                                                                 -------------

PUT OPTIONS PURCHASED -- 6.9%
         2,360  SPDR(R) S&P 500(R) ETF Trust...........................     89,764,960       356.92    01/21/22        6,111,813
                (Cost $5,847,356)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     94,035,139
                (Cost $94,897,811)                                                                                 -------------

WRITTEN OPTIONS -- (6.7)%

CALL OPTIONS WRITTEN -- (4.7)%
        (2,360) SPDR(R) S&P 500(R) ETF Trust...........................    (89,764,960)      406.51    01/21/22       (4,179,228)
                (Premiums received $4,750,276)                                                                     -------------

PUT OPTIONS WRITTEN -- (2.0)%
        (2,360) SPDR(R) S&P 500(R) ETF Trust...........................    (89,764,960)      262.99    01/21/22       (1,773,073)
                (Premiums received $1,693,003)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (5,952,301)
                (Premiums received $6,443,279)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.0)%.......................................................        (42,202)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  88,972,943
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $835,505 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,207,199. The net unrealized depreciation was
      $371,694. The unrealized amounts presented are inclusive of derivative contracts.

Page 32                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     932,307     $     932,307    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        932,307           932,307               --                --
Call Options Purchased...........................     87,923,326                --       87,923,326                --
Put Options Purchased............................      6,111,813                --        6,111,813                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  94,967,446     $     932,307    $  94,035,139     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (4,179,228)    $          --    $  (4,179,228)    $          --
Put Options Written..............................     (1,773,073)               --       (1,773,073)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (5,952,301)    $          --    $  (5,952,301)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 33


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.3%

     2,269,391  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $   2,269,391
                (Cost $2,269,391)                                                                                  -------------

                TOTAL INVESTMENTS -- 1.3%........................................................................      2,269,391
                (Cost $2,269,391)                                                                                  -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 107.1%

CALL OPTIONS PURCHASED -- 96.6%
         4,544  SPDR(R) S&P 500(R) ETF Trust...........................  $ 172,835,584  $      3.90    02/18/22      168,423,360
                (Cost $172,502,659)                                                                                -------------

PUT OPTIONS PURCHASED -- 10.5%
         4,544  SPDR(R) S&P 500(R) ETF Trust...........................    172,835,584       390.03    02/18/22       18,221,440
                (Cost $16,999,961)                                                                                 -------------

                TOTAL PURCHASED OPTIONS..........................................................................    186,644,800
                (Cost $189,502,620)                                                                                -------------

WRITTEN OPTIONS -- (8.2)%

CALL OPTIONS WRITTEN -- (1.4)%
        (4,544) SPDR(R) S&P 500(R) ETF Trust...........................   (172,835,584)      451.85    02/18/22       (2,403,776)
                (Premiums received $2,572,119)                                                                     -------------

PUT OPTIONS WRITTEN -- (6.8)%
        (4,544) SPDR(R) S&P 500(R) ETF Trust...........................   (172,835,584)      351.03    02/18/22      (11,873,472)
                (Premiums received $11,737,447)                                                                    -------------

                TOTAL WRITTEN OPTIONS............................................................................    (14,277,248)
                (Premiums received $14,309,566)                                                                    -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.2)%.......................................................       (276,049)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $ 174,360,894
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,389,822 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,215,324. The net unrealized depreciation was $2,825,502. The unrealized amounts presented are inclusive of derivative contracts.

Page 34                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $   2,269,391     $   2,269,391    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................      2,269,391         2,269,391               --                --
Call Options Purchased...........................    168,423,360                --      168,423,360                --
Put Options Purchased............................     18,221,440                --       18,221,440                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 188,914,191     $   2,269,391    $ 186,644,800     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,403,776)    $          --    $  (2,403,776)    $          --
Put Options Written..............................    (11,873,472)               --      (11,873,472)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ (14,277,248)    $          --    $ (14,277,248)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 35


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.7%

     5,441,676  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $   5,441,676
                (Cost $5,441,676)                                                                                  -------------

                TOTAL INVESTMENTS -- 1.7%........................................................................      5,441,676
                (Cost $5,441,676) (b)                                                                              -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 104.4%

CALL OPTIONS PURCHASED -- 96.1%
         8,482  SPDR(R) S&P 500(R) ETF Trust...........................  $ 322,621,352  $      3.89    02/18/22      315,801,979
                (Cost $322,067,893)                                                                                -------------

PUT OPTIONS PURCHASED -- 8.3%
         8,482  SPDR(R) S&P 500(R) ETF Trust...........................    322,621,352       370.53    02/18/22       27,187,818
                (Cost $25,913,507)                                                                                 -------------

                TOTAL PURCHASED OPTIONS..........................................................................    342,989,797
                (Cost $347,981,400)                                                                                -------------

WRITTEN OPTIONS -- (5.5)%

CALL OPTIONS WRITTEN -- (3.1)%
        (8,482) SPDR(R) S&P 500(R) ETF Trust...........................   (322,621,352)      424.55    02/18/22      (10,154,401)
                (Premiums received $11,227,182)                                                                    -------------

PUT OPTIONS WRITTEN -- (2.4)%
        (8,482) SPDR(R) S&P 500(R) ETF Trust...........................   (322,621,352)      273.02    02/18/22       (7,941,009)
                (Premiums received $9,548,074)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................    (18,095,410)
                (Premiums received $20,775,256)                                                                    -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.6)%.......................................................     (1,851,362)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $ 328,484,701
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,954,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,265,914. The net unrealized depreciation was $2,311,757. The unrealized amounts presented are inclusive of derivative contracts.

Page 36                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $   5,441,676     $   5,441,676    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................      5,441,676         5,441,676               --                --
Call Options Purchased...........................    315,801,979                --      315,801,979                --
Put Options Purchased............................     27,187,818                --       27,187,818                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 348,431,473     $   5,441,676    $ 342,989,797     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $ (10,154,401)    $          --    $ (10,154,401)    $          --
Put Options Written..............................     (7,941,009)               --       (7,941,009)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ (18,095,410)    $          --    $ (18,095,410)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 37


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.5%

       308,660  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     308,660
                (Cost $308,660)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.5%........................................................................        308,660
                (Cost $308,660) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 115.5%

CALL OPTIONS PURCHASED -- 114.8%
         1,802  SPDR(R) S&P 500(R) ETF Trust...........................  $  68,540,872  $      2.86    05/21/21       67,776,824
                (Cost $56,043,795)                                                                                 -------------

PUT OPTIONS PURCHASED -- 0.7%
         1,802  SPDR(R) S&P 500(R) ETF Trust...........................     68,540,872       286.28    05/21/21          428,876
                (Cost $3,558,577)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     68,205,700
                (Cost $59,602,372)                                                                                 -------------

WRITTEN OPTIONS -- (15.9)%

CALL OPTIONS WRITTEN -- (15.5)%
        (1,802) SPDR(R) S&P 500(R) ETF Trust...........................    (68,540,872)      335.15    05/21/21       (9,132,536)
                (Premiums received $3,599,188)                                                                     -------------

PUT OPTIONS WRITTEN -- (0.4)%
        (1,802) SPDR(R) S&P 500(R) ETF Trust...........................    (68,540,872)      257.65    05/21/21         (254,082)
                (Premiums received $2,436,687)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (9,386,618)
                (Premiums received $6,035,875)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (52,638)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  59,075,104
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,915,634 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,663,049. The net unrealized appreciation was $5,252,585. The unrealized amounts presented are inclusive of derivative contracts.

Page 38                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER - MAY (FMAY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     308,660     $     308,660    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        308,660           308,660               --                --
Call Options Purchased...........................     67,776,824                --       67,776,824                --
Put Options Purchased............................        428,876                --          428,876                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  68,514,360     $     308,660    $  68,205,700     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (9,132,536)    $          --    $  (9,132,536)    $          --
Put Options Written..............................       (254,082)               --         (254,082)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (9,386,618)    $          --    $  (9,386,618)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 39


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.5%

        80,628  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $      80,628
                (Cost $80,628)                                                                                     -------------

                TOTAL INVESTMENTS -- 0.5%........................................................................         80,628
                (Cost $80,628) (b)                                                                                 -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 121.9%

CALL OPTIONS PURCHASED -- 121.3%
           530  SPDR(R) S&P 500(R) ETF Trust...........................  $  20,159,080  $      2.85    05/21/21       19,960,117
                (Cost $20,066,505)                                                                                 -------------

PUT OPTIONS PURCHASED -- 0.6%
           530  SPDR(R) S&P 500(R) ETF Trust...........................     20,159,080       271.97    05/21/21           94,674
                (Cost $943,261)                                                                                    -------------

                TOTAL PURCHASED OPTIONS..........................................................................     20,054,791
                (Cost $21,009,766)                                                                                 -------------

WRITTEN OPTIONS -- (22.3)%

CALL OPTIONS WRITTEN -- (22.2)%
          (530) SPDR(R) S&P 500(R) ETF Trust...........................    (20,159,080)      314.76    05/21/21       (3,647,639)
                (Premiums received $1,632,072)                                                                     -------------

PUT OPTIONS WRITTEN -- (0.1)%
          (530) SPDR(R) S&P 500(R) ETF Trust...........................    (20,159,080)      200.40    05/21/21          (24,374)
                (Premiums received $26,801)                                                                        -------------

                TOTAL WRITTEN OPTIONS............................................................................     (3,672,013)
                (Premiums received $1,658,873)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (10,155)
                                                                                                                   -------------
                NET ASSETS -- 100.0%............................................................................   $  16,453,251
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,427 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,970,542. The net unrealized depreciation was
      $2,968,115. The unrealized amounts presented are inclusive of derivative contracts.

Page 40                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $      80,628     $      80,628    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................         80,628            80,628               --                --
Call Options Purchased...........................     19,960,117                --       19,960,117                --
Put Options Purchased............................         94,674                --           94,674                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  20,135,419     $      80,628    $  20,054,791     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (3,647,639)    $          --    $  (3,647,639)    $          --
Put Options Written..............................        (24,374)               --          (24,374)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (3,672,013)    $          --    $  (3,672,013)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 41


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.6%

       287,743  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     287,743
                (Cost $287,743)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.6%........................................................................        287,743
                (Cost $287,743) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 108.6%

CALL OPTIONS PURCHASED -- 107.1%
         1,372  SPDR(R) S&P 500(R) ETF Trust...........................  $  52,185,392  $      3.09    06/18/21       51,440,859
                (Cost $41,470,781)                                                                                 -------------

PUT OPTIONS PURCHASED -- 1.5%
         1,372  SPDR(R) S&P 500(R) ETF Trust...........................     52,185,392       308.64    06/18/21          706,688
                (Cost $4,496,490)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     52,147,547
                (Cost $45,967,271)                                                                                 -------------

WRITTEN OPTIONS -- (9.1)%

CALL OPTIONS WRITTEN -- (8.2)%
        (1,372) SPDR(R) S&P 500(R) ETF Trust...........................    (52,185,392)      363.33    06/18/21       (3,951,691)
                (Premiums received $678,926)                                                                       -------------

PUT OPTIONS WRITTEN -- (0.9)%
        (1,372) SPDR(R) S&P 500(R) ETF Trust...........................    (52,185,392)      277.78    06/18/21         (416,053)
                (Premiums received $2,885,309)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (4,367,744)
                (Premiums received $3,564,235)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (31,411)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  48,036,135
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,439,334 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,062,567. The net unrealized appreciation was $5,376,767. The unrealized amounts presented are inclusive of derivative contracts.

Page 42                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     287,743     $     287,743    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        287,743           287,743               --                --
Call Options Purchased...........................     51,440,859                --       51,440,859                --
Put Options Purchased............................        706,688                --          706,688                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  52,435,290     $     287,743    $  52,147,547     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (3,951,691)    $          --    $  (3,951,691)    $          --
Put Options Written..............................       (416,053)               --         (416,053)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (4,367,744)    $          --    $  (4,367,744)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 43


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

        86,356  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $      86,356
                (Cost $86,356)                                                                                     -------------

                TOTAL INVESTMENTS -- 0.7%........................................................................         86,356
                (Cost $86,356) (b)                                                                                 -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 114.0%

CALL OPTIONS PURCHASED -- 112.8%
           392  SPDR(R) S&P 500(R) ETF Trust...........................  $  14,910,112  $      3.08    06/18/21       14,676,872
                (Cost $15,121,726)                                                                                 -------------

PUT OPTIONS PURCHASED -- 1.2%
           392  SPDR(R) S&P 500(R) ETF Trust...........................     14,910,112       293.21    06/18/21          155,624
                (Cost $1,114,998)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     14,832,496
                (Cost $16,236,724)                                                                                 -------------

WRITTEN OPTIONS -- (14.6)%

CALL OPTIONS WRITTEN -- (14.3)%
          (392) SPDR(R) S&P 500(R) ETF Trust...........................    (14,910,112)      340.37    06/18/21       (1,852,984)
                (Premiums received $395,322)                                                                       -------------

PUT OPTIONS WRITTEN -- (0.3)%
          (392) SPDR(R) S&P 500(R) ETF Trust...........................    (14,910,112)      216.05    06/18/21          (39,592)
                (Premiums received $27,114)                                                                        -------------

                TOTAL WRITTEN OPTIONS............................................................................     (1,892,576)
                (Premiums received $422,436)                                                                       -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (19,151)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  13,007,125
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,874,368. The net unrealized depreciation was
      $2,874,368. The unrealized amounts presented are inclusive of derivative contracts.

Page 44                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $      86,356     $      86,356    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................         86,356            86,356               --                --
Call Options Purchased...........................     14,676,872                --       14,676,872                --
Put Options Purchased............................        155,624                --          155,624                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  14,918,852     $      86,356    $  14,832,496     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (1,852,984)    $          --    $  (1,852,984)    $          --
Put Options Written..............................        (39,592)               --          (39,592)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (1,892,576)    $          --    $  (1,892,576)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 45


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

       183,250  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     183,250
                (Cost $183,250)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.7%........................................................................        183,250
                (Cost $183,250) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 108.3%

CALL OPTIONS PURCHASED -- 106.0%
           752  SPDR(R) S&P 500(R) ETF Trust...........................  $  28,603,072  $      3.22    07/16/21       28,188,485
                (Cost $23,902,243)                                                                                 -------------

PUT OPTIONS PURCHASED -- 2.3%
           752  SPDR(R) S&P 500(R) ETF Trust...........................     28,603,072       321.72    07/16/21          612,737
                (Cost $2,113,320)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     28,801,222
                (Cost $26,015,563)                                                                                 -------------

WRITTEN OPTIONS -- (8.9)%

CALL OPTIONS WRITTEN -- (7.5)%
          (752) SPDR(R) S&P 500(R) ETF Trust...........................    (28,603,072)      369.82    07/16/21       (2,004,382)
                (Premiums received $634,537)                                                                       -------------

PUT OPTIONS WRITTEN -- (1.4)%
          (752) SPDR(R) S&P 500(R) ETF Trust...........................    (28,603,072)      289.55    07/16/21         (367,214)
                (Premiums received $1,402,071)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (2,371,596)
                (Premiums received $2,036,608)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (19,139)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  26,593,737
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,321,099 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,870,428. The net unrealized appreciation was $2,450,671. The unrealized amounts presented are inclusive of derivative contracts.

Page 46                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     183,250     $     183,250    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        183,250           183,250               --                --
Call Options Purchased...........................     28,188,485                --       28,188,485                --
Put Options Purchased............................        612,737                --          612,737                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  28,984,472     $     183,250    $  28,801,222     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,004,382)    $          --    $  (2,004,382)    $          --
Put Options Written..............................       (367,214)               --         (367,214)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (2,371,596)    $          --    $  (2,371,596)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 47


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

        95,914  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $      95,914
                (Cost $95,914)                                                                                     -------------

                TOTAL INVESTMENTS -- 0.7%........................................................................         95,914
                (Cost $95,914) (b)                                                                                 -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 112.3%

CALL OPTIONS PURCHASED -- 110.5%
           423  SPDR(R) S&P 500(R) ETF Trust...........................  $  16,089,228  $      3.21    07/16/21       15,856,446
                (Cost $16,308,270)                                                                                 -------------

PUT OPTIONS PURCHASED -- 1.8%
           423  SPDR(R) S&P 500(R) ETF Trust...........................     16,089,228       305.63    07/16/21          266,332
                (Cost $1,020,880)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     16,122,778
                (Cost $17,329,150)                                                                                 -------------

WRITTEN OPTIONS -- (12.9)%

CALL OPTIONS WRITTEN -- (12.4)%
          (423) SPDR(R) S&P 500(R) ETF Trust...........................    (16,089,228)      348.74    07/16/21       (1,783,371)
                (Premiums received $632,144)                                                                       -------------

PUT OPTIONS WRITTEN -- (0.5)%
          (423) SPDR(R) S&P 500(R) ETF Trust...........................    (16,089,228)      225.20    07/16/21          (74,975)
                (Premiums received $50,830)                                                                        -------------

                TOTAL WRITTEN OPTIONS............................................................................     (1,858,346)
                (Premiums received $682,974)                                                                       -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................         (9,821)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  14,350,525
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,381,744. The net unrealized depreciation was
      $2,381,744. The unrealized amounts presented are inclusive of derivative contracts.

Page 48                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $      95,914     $      95,914    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................         95,914            95,914               --                --
Call Options Purchased...........................     15,856,446                --       15,856,446                --
Put Options Purchased............................        266,332                --          266,332                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  16,218,692     $      95,914    $  16,122,778     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (1,783,371)    $          --    $  (1,783,371)    $          --
Put Options Written..............................        (74,975)               --          (74,975)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (1,858,346)    $          --    $  (1,858,346)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 49


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

       683,924  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     683,924
                (Cost $683,924)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.7%........................................................................        683,924
                (Cost $683,924) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 106.3%

CALL OPTIONS PURCHASED -- 102.7%
         2,539  SPDR(R) S&P 500(R) ETF Trust...........................  $  96,573,404  $      3.39    08/20/21       95,172,530
                (Cost $84,284,363)                                                                                 -------------

PUT OPTIONS PURCHASED -- 3.6%
         2,539  SPDR(R) S&P 500(R) ETF Trust...........................     96,573,404       339.48    08/20/21        3,311,745
                (Cost $8,159,022)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     98,484,275
                (Cost $92,443,385)                                                                                 -------------

WRITTEN OPTIONS -- (6.9)%

CALL OPTIONS WRITTEN -- (4.8)%
        (2,539) SPDR(R) S&P 500(R) ETF Trust...........................    (96,573,404)      389.42    08/20/21       (4,489,072)
                (Premiums received $2,003,245)                                                                     -------------

PUT OPTIONS WRITTEN -- (2.1)%
        (2,539) SPDR(R) S&P 500(R) ETF Trust...........................    (96,573,404)      305.53    08/20/21       (1,979,008)
                (Premiums received $5,243,943)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (6,468,080)
                (Premiums received $7,247,188)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (57,546)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  92,642,573
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,153,102 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,333,104. The net unrealized appreciation was $6,819,998. The unrealized amounts presented are inclusive of derivative contracts.

Page 50                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     683,924     $     683,924    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        683,924           683,924               --                --
Call Options Purchased...........................     95,172,530                --       95,172,530                --
Put Options Purchased............................      3,311,745                --        3,311,745                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  99,168,199     $     683,924    $  98,484,275     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (4,489,072)    $          --    $  (4,489,072)    $          --
Put Options Written..............................     (1,979,008)               --       (1,979,008)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (6,468,080)    $          --    $  (6,468,080)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 51


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.7%

       770,213  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     770,213
                (Cost $770,213)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.7%........................................................................        770,213
                (Cost $770,213) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 108.7%

CALL OPTIONS PURCHASED -- 105.8%
         3,054  SPDR(R) S&P 500(R) ETF Trust...........................  $ 116,161,944  $      3.38    08/20/21      114,479,974
                (Cost $101,004,734)                                                                                -------------

PUT OPTIONS PURCHASED -- 2.9%
         3,054  SPDR(R) S&P 500(R) ETF Trust...........................    116,161,944       322.51    08/20/21        3,075,148
                (Cost $8,261,921)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................    117,555,122
                (Cost $109,266,655)                                                                                -------------

WRITTEN OPTIONS -- (9.3)%

CALL OPTIONS WRITTEN -- (8.5)%
        (3,054) SPDR(R) S&P 500(R) ETF Trust...........................   (116,161,944)      368.78    08/20/21       (9,225,347)
                (Premiums received $4,528,273)                                                                     -------------

PUT OPTIONS WRITTEN -- (0.8)%
        (3,054) SPDR(R) S&P 500(R) ETF Trust...........................   (116,161,944)      237.64    08/20/21         (855,503)
                (Premiums received $2,272,147)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................    (10,080,850)
                (Premiums received $6,800,420)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (70,780)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $ 108,173,705
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,891,884 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,883,847. The net unrealized appreciation was $5,008,037. The unrealized amounts presented are inclusive of derivative contracts.

Page 52                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     770,213     $     770,213    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        770,213           770,213               --                --
Call Options Purchased...........................    114,479,974                --      114,479,974                --
Put Options Purchased............................      3,075,148                --        3,075,148                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 118,325,335     $     770,213    $ 117,555,122     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (9,225,347)    $          --    $  (9,225,347)    $          --
Put Options Written..............................       (855,503)               --         (855,503)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ (10,080,850)    $          --    $ (10,080,850)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 53


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.8%

       174,900  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     174,900
                (Cost $174,900)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.8%........................................................................        174,900
                (Cost $174,900) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 107.5%

CALL OPTIONS PURCHASED -- 103.9%
           585  SPDR(R) S&P 500(R) ETF Trust...........................  $  22,251,060  $      3.31    09/17/21       21,869,835
                (Cost $19,037,582)                                                                                 -------------

PUT OPTIONS PURCHASED -- 3.6%
           585  SPDR(R) S&P 500(R) ETF Trust...........................     22,251,060       330.65    09/17/21          763,878
                (Cost $1,874,501)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     22,633,713
                (Cost $20,912,083)                                                                                 -------------

WRITTEN OPTIONS -- (8.2)%

CALL OPTIONS WRITTEN -- (6.0)%
          (585) SPDR(R) S&P 500(R) ETF Trust...........................    (22,251,060)      385.21    09/17/21       (1,266,469)
                (Premiums received $454,843)                                                                       -------------

PUT OPTIONS WRITTEN -- (2.2)%
          (585) SPDR(R) S&P 500(R) ETF Trust...........................    (22,251,060)      297.59    09/17/21         (468,026)
                (Premiums received $1,192,076)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (1,734,495)
                (Premiums received $1,646,919)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (13,812)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  21,060,306
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,556,303 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,922,249. The net unrealized appreciation was $1,634,054. The unrealized amounts presented are inclusive of derivative contracts.

Page 54                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     174,900     $     174,900    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        174,900           174,900               --                --
Call Options Purchased...........................     21,869,835                --       21,869,835                --
Put Options Purchased............................        763,878                --          763,878                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  22,808,613     $     174,900    $  22,633,713     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (1,266,469)    $          --    $  (1,266,469)    $          --
Put Options Written..............................       (468,026)               --         (468,026)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (1,734,495)    $          --    $  (1,734,495)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 55


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.8%

       228,018  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     228,018
                (Cost $228,018)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.8%........................................................................        228,018
                (Cost $228,018) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 110.7%

CALL OPTIONS PURCHASED -- 107.7%
           810  SPDR(R) S&P 500(R) ETF Trust...........................  $  30,809,160  $      3.30    09/17/21       30,282,119
                (Cost $26,220,872)                                                                                 -------------

PUT OPTIONS PURCHASED -- 3.0%
           810  SPDR(R) S&P 500(R) ETF Trust...........................     30,809,160       314.12    09/17/21          827,915
                (Cost $2,180,785)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     31,110,034
                (Cost $28,401,657)                                                                                 -------------

WRITTEN OPTIONS -- (11.4)%

CALL OPTIONS WRITTEN -- (10.6)%
          (810) SPDR(R) S&P 500(R) ETF Trust...........................    (30,809,160)      361.24    09/17/21       (2,971,010)
                (Premiums received $1,250,812)                                                                     -------------

PUT OPTIONS WRITTEN -- (0.8)%
          (810) SPDR(R) S&P 500(R) ETF Trust...........................    (30,809,160)      231.46    09/17/21         (238,065)
                (Premiums received $637,034)                                                                       -------------

                TOTAL WRITTEN OPTIONS............................................................................     (3,209,075)
                (Premiums received $1,887,846)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (18,388)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  28,110,589
                                                                                                                   =============


-----------------------------

(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,460,216 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,073,068. The net unrealized appreciation was $1,387,148. The unrealized amounts presented are inclusive of derivative contracts.

Page 56                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     228,018     $     228,018    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        228,018           228,018               --                --
Call Options Purchased...........................     30,282,119                --       30,282,119                --
Put Options Purchased............................        827,915                --          827,915                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  31,338,052     $     228,018    $  31,110,034     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,971,010)    $          --    $  (2,971,010)    $          --
Put Options Written..............................       (238,065)               --         (238,065)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (3,209,075)    $          --    $  (3,209,075)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 57


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)

PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.9%

       514,480  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     514,480
                (Cost $514,480)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.9%........................................................................        514,480
                (Cost $514,480) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 106.0%

CALL OPTIONS PURCHASED -- 101.1%
         1,548  SPDR(R) S&P 500(R) ETF Trust...........................  $  58,879,728  $      3.47    10/15/21       57,820,550
                (Cost $52,370,732)                                                                                 -------------

PUT OPTIONS PURCHASED -- 4.9%
         1,548  SPDR(R) S&P 500(R) ETF Trust...........................     58,879,728       347.29    10/15/21        2,827,887
                (Cost $5,027,857)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     60,648,437
                (Cost $57,398,589)                                                                                 -------------

WRITTEN OPTIONS -- (6.8)%

CALL OPTIONS WRITTEN -- (3.8)%
        (1,548) SPDR(R) S&P 500(R) ETF Trust...........................    (58,879,728)      403.62    10/15/21       (2,195,268)
                (Premiums received $910,347)                                                                       -------------

PUT OPTIONS WRITTEN -- (3.0)%
        (1,548) SPDR(R) S&P 500(R) ETF Trust...........................    (58,879,728)      312.56    10/15/21       (1,728,008)
                (Premiums received $3,183,801)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (3,923,276)
                (Premiums received $4,094,148)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (37,588)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  57,202,053
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,905,611 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,484,891. The net unrealized appreciation was $3,420,720. The unrealized amounts presented are inclusive of derivative contracts.

Page 58                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     514,480     $     514,480    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        514,480           514,480               --                --
Call Options Purchased...........................     57,820,550                --       57,820,550                --
Put Options Purchased............................      2,827,887                --        2,827,887                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  61,162,917     $     514,480    $  60,648,437     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,195,268)    $          --    $  (2,195,268)    $          --
Put Options Written..............................     (1,728,008)               --       (1,728,008)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (3,923,276)    $          --    $  (3,923,276)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 59


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.9%

       296,982  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     296,982
                (Cost $296,982)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.9%........................................................................        296,982
                (Cost $296,982) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 107.7%

CALL OPTIONS PURCHASED -- 103.7%
           946  SPDR(R) S&P 500(R) ETF Trust...........................  $  35,982,056  $      3.46    10/15/21       35,335,726
                (Cost $31,479,436)                                                                                 -------------

PUT OPTIONS PURCHASED -- 4.0%
           946  SPDR(R) S&P 500(R) ETF Trust...........................     35,982,056       329.93    10/15/21        1,351,190
                (Cost $2,675,000)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     36,686,916
                (Cost $34,154,436)                                                                                 -------------

WRITTEN OPTIONS -- (8.5)%

CALL OPTIONS WRITTEN -- (7.4)%
          (946) SPDR(R) S&P 500(R) ETF Trust...........................    (35,982,056)      379.73    10/15/21       (2,498,948)
                (Premiums received $1,034,139)                                                                     -------------

PUT OPTIONS WRITTEN -- (1.1)%
          (946) SPDR(R) S&P 500(R) ETF Trust...........................     35,982,056)      243.10    10/15/21         (385,653)
                (Premiums received $737,120)                                                                       -------------

                TOTAL WRITTEN OPTIONS............................................................................     (2,884,601)
                (Premiums received $1,771,259)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (23,473)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  34,075,824
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,207,757 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,788,619. The net unrealized appreciation was $1,419,138. The unrealized amounts presented are inclusive of derivative contracts.

Page 60                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     296,982     $     296,982    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        296,982           296,982               --                --
Call Options Purchased...........................     35,335,726                --       35,335,726                --
Put Options Purchased............................      1,351,190                --        1,351,190                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  36,983,898     $     296,982    $  36,686,916     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,498,948)    $          --    $  (2,498,948)    $          --
Put Options Written..............................       (385,653)               --         (385,653)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (2,884,601)    $          --    $  (2,884,601)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 61


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

     1,891,235  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $   1,891,235
                (Cost $1,891,235)                                                                                  -------------

                TOTAL INVESTMENTS -- 1.0%........................................................................      1,891,235
                (Cost $1,891,235) (b)                                                                              -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 107.1%

CALL OPTIONS PURCHASED -- 101.1%
         5,280  SPDR(R) S&P 500(R) ETF Trust...........................  $ 200,830,080  $      3.55    11/19/21      197,178,389
                (Cost $186,025,374)                                                                                -------------

PUT OPTIONS PURCHASED -- 6.0%
         5,280  SPDR(R) S&P 500(R) ETF Trust...........................    200,830,080       355.33    11/19/21       11,743,554
                (Cost $15,392,164)                                                                                 -------------

                TOTAL PURCHASED OPTIONS..........................................................................    208,921,943
                (Cost $201,417,538)                                                                                -------------

WRITTEN OPTIONS -- (8.0)%

CALL OPTIONS WRITTEN -- (4.3)%
        (5,280) SPDR(R) S&P 500(R) ETF Trust...........................   (200,830,080)      404.08    11/19/21       (8,386,754)
                (Premiums received $4,554,453)                                                                     -------------

PUT OPTIONS WRITTEN -- (3.7)%
        (5,280) SPDR(R) S&P 500(R) ETF Trust...........................   (200,830,080)      319.80    11/19/21       (7,245,445)
                (Premiums received $9,601,082)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................    (15,632,199)
                (Premiums received $14,155,535)                                                                    -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................       (125,614)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $ 195,055,365
                                                                                                                   =============


-----------------------------

(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,508,652 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,480,911. The net unrealized appreciation was $6,027,741. The unrealized amounts presented are inclusive of derivative contracts.

Page 62                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $   1,891,235     $   1,891,235    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................      1,891,235         1,891,235               --                --
Call Options Purchased...........................    197,178,389                --      197,178,389                --
Put Options Purchased............................     11,743,554                --       11,743,554                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 210,813,178     $   1,891,235    $ 208,921,943     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (8,386,754)    $          --    $  (8,386,754)    $          --
Put Options Written..............................     (7,245,445)               --       (7,245,445)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ (15,632,199)    $          --    $ (15,632,199)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 63


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 0.9%

       898,024  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     898,024
                (Cost $898,024)                                                                                    -------------

                TOTAL INVESTMENTS -- 0.9%........................................................................        898,024
                (Cost $898,024) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 107.9%

CALL OPTIONS PURCHASED -- 103.1%
         2,630  SPDR(R) S&P 500(R) ETF Trust...........................  $ 100,034,680  $      3.54    11/19/21       98,218,378
                (Cost $91,340,808)                                                                                 -------------

PUT OPTIONS PURCHASED -- 4.8%
         2,630  SPDR(R) S&P 500(R) ETF Trust...........................    100,034,680       337.56    11/19/21        4,597,756
                (Cost $6,483,089)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................    102,816,134
                (Cost $97,823,897)                                                                                 -------------

WRITTEN OPTIONS -- (8.7)%

CALL OPTIONS WRITTEN -- (7.3)%
        (2,630) SPDR(R) S&P 500(R) ETF Trust...........................   (100,034,680)      382.87    11/19/21       (6,992,257)
                (Premiums received $3,651,379)                                                                     -------------

PUT OPTIONS WRITTEN -- (1.4)%
        (2,630) SPDR(R) S&P 500(R) ETF Trust...........................   (100,034,680)      248.73    11/19/21       (1,329,052)
                (Premiums received $1,728,052)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (8,321,309)
                (Premiums received $5,379,431)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (62,303)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  95,330,546
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,276,570 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,226,211. The net unrealized appreciation was $2,050,359. The unrealized amounts presented are inclusive of derivative contracts.

Page 64                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     898,024     $     898,024    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        898,024           898,024               --                --
Call Options Purchased...........................     98,218,378                --       98,218,378                --
Put Options Purchased............................      4,597,756                --        4,597,756                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $ 103,714,158     $     898,024    $ 102,816,134     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (6,992,257)    $          --    $  (6,992,257)    $          --
Put Options Written..............................     (1,329,052)               --       (1,329,052)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (8,321,309)    $          --    $  (8,321,309)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 65


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       660,884  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     660,884
                (Cost $660,884)                                                                                    -------------

                TOTAL INVESTMENTS -- 1.0%........................................................................        660,884
                (Cost $660,884) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 106.6%

CALL OPTIONS PURCHASED -- 98.9%
         1,722  SPDR(R) S&P 500(R) ETF Trust...........................  $  65,497,992  $      3.69    12/17/21       64,084,480
                (Cost $63,095,623)                                                                                 -------------

PUT OPTIONS PURCHASED -- 7.7%
         1,722  SPDR(R) S&P 500(R) ETF Trust...........................     65,497,992       369.18    12/17/21        4,941,111
                (Cost $5,249,762)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     69,025,591
                (Cost $68,345,385)                                                                                 -------------

WRITTEN OPTIONS -- (7.5)%

CALL OPTIONS WRITTEN -- (2.8)%
        (1,722) SPDR(R) S&P 500(R) ETF Trust...........................    (65,497,992)      420.87    12/17/21       (1,806,000)
                (Premiums received $1,494,085)                                                                     -------------

PUT OPTIONS WRITTEN -- (4.7)%
        (1,722) SPDR(R) S&P 500(R) ETF Trust...........................    (65,497,992)      332.26    12/17/21       (3,038,622)
                (Premiums received $3,446,145)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (4,844,622)
                (Premiums received $4,940,230)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (41,555)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  64,800,298
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,396,380 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $620,566. The net unrealized appreciation was $775,814. The unrealized amounts presented are inclusive of derivative contracts.

Page 66                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     660,884     $     660,884    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        660,884           660,884               --                --
Call Options Purchased...........................     64,084,480                --       64,084,480                --
Put Options Purchased............................      4,941,111                --        4,941,111                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  69,686,475     $     660,884    $  69,025,591     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (1,806,000)    $          --    $  (1,806,000)    $          --
Put Options Written..............................     (3,038,622)               --       (3,038,622)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (4,844,622)    $          --    $  (4,844,622)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 67


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       602,290  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     602,290
                (Cost $602,290)                                                                                    -------------

                TOTAL INVESTMENTS -- 1.0%........................................................................        602,290
                (Cost $602,290) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 106.0%

CALL OPTIONS PURCHASED -- 99.9%
         1,599  SPDR(R) S&P 500(R) ETF Trust...........................  $  60,819,564  $      3.68    12/17/21       59,508,615
                (Cost $58,432,889)                                                                                 -------------

PUT OPTIONS PURCHASED -- 6.1%
         1,599  SPDR(R) S&P 500(R) ETF Trust...........................     60,819,564       350.72    12/17/21        3,603,334
                (Cost $3,854,109)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     63,111,949
                (Cost $62,286,998)                                                                                 -------------

WRITTEN OPTIONS -- (6.9)%

CALL OPTIONS WRITTEN -- (5.2)%
        (1,599) SPDR(R) S&P 500(R) ETF Trust...........................    (60,819,564)      398.71    12/17/21       (3,092,485)
                (Premiums received $2,513,601)                                                                     -------------

PUT OPTIONS WRITTEN -- (1.7)%
        (1,599) SPDR(R) S&P 500(R) ETF Trust...........................    (60,819,564)      258.43    12/17/21       (1,020,247)
                (Premiums received $1,088,440)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (4,112,732)
                (Premiums received $3,602,041)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (44,078)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  59,557,429
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,143,919 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $829,659. The net unrealized appreciation was $314,260. The unrealized amounts presented are inclusive of derivative contracts.

Page 68                 See Notes to Financial Statements


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     602,290     $     602,290    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        602,290           602,290               --                --
Call Options Purchased...........................     59,508,615                --       59,508,615                --
Put Options Purchased............................      3,603,334                --        3,603,334                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  63,714,239     $     602,290    $  63,111,949     $          --
                                                   =============     =============    =============     =============

                                                  LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (3,092,485)    $          --    $  (3,092,485)    $          --
Put Options Written..............................     (1,020,247)               --       (1,020,247)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (4,112,732)    $          --    $  (4,112,732)    $          --
                                                   =============     =============    =============     =============


                        See Notes to Financial Statements                Page 69


FT CBOE VEST FUND OF BUFFER ETFS (BUFR)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

   SHARES                DESCRIPTION                VALUE
-------------  -------------------------------  -------------
               EXCHANGE-TRADED FUNDS -- 99.9%
               CAPITAL MARKETS -- 99.9%
      813,945  FT Cboe Vest U.S. Equity Buffer
                  ETF - February (a) (b)        $  27,120,648
      787,099  FT Cboe Vest U.S. Equity Buffer
                  ETF - May (a) (b)                27,388,841
      778,395  FT Cboe Vest U.S. Equity Buffer
                  ETF - August (a) (b)             27,251,609
      767,931  FT Cboe Vest U.S. Equity Buffer
                  ETF - November (a) (b)           27,299,947
                                                -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 99.9%                        109,061,045
               (Cost $106,507,803)              -------------

               MONEY MARKET FUNDS -- 0.1%
       55,899  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class
                0.01% (c)                              55,899
               (Cost $55,899)                   -------------

               TOTAL INVESTMENTS -- 100.0%        109,116,944
               (Cost $106,563,702) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (14,401)
                                                -------------
               NET ASSETS -- 100.0%             $ 109,102,543
                                                =============

-----------------------------
(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2021.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,553,242 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was
      $2,553,242.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                         LEVEL 2       LEVEL 3
                           LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS
                        ----------------------------------------
Exchange-Traded Funds*  $109,061,045    $       --    $       --
Money Market Funds            55,899            --            --
                        ----------------------------------------
Total Investments       $109,116,944    $       --    $       --
                        ========================================


* See Portfolio of Investments for industry breakout.

Page 70                 See Notes to Financial Statements


FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

   SHARES                DESCRIPTION                VALUE
-------------  -------------------------------  -------------
               EXCHANGE-TRADED FUNDS -- 100.0%
               CAPITAL MARKETS -- 100.0%
      115,349  FT Cboe Vest U.S. Equity Deep
                  Buffer ETF - February (a) (b) $   3,749,996
      114,361  FT Cboe Vest U.S. Equity Deep
                  Buffer ETF - May (a) (b)          3,762,397
      112,981  FT Cboe Vest U.S. Equity Deep
                  Buffer ETF - August (a) (b)       3,753,229
      112,396  FT Cboe Vest U.S. Equity Deep
                  Buffer ETF - November (a) (b)     3,758,769
                                                -------------
               TOTAL EXCHANGE-TRADED FUNDS
                  -- 100.0%                        15,024,391
               (Cost $15,080,700)               -------------

               MONEY MARKET FUNDS -- 0.0%
        2,357  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class
                0.01% (c)                               2,357
               (Cost $2,357)                    -------------

               TOTAL INVESTMENTS -- 100.0%         15,026,748
               (Cost $15,083,057) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                  (936)
                                                -------------
               NET ASSETS -- 100.0%             $  15,025,812
                                                =============

-----------------------------
(a)   Investment in an affiliated fund.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of February 28, 2021.

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $56,309. The net unrealized depreciation was
      $56,309.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                         LEVEL 2       LEVEL 3
                           LEVEL 1     SIGNIFICANT   SIGNIFICANT
                           QUOTED      OBSERVABLE   UNOBSERVABLE
                           PRICES        INPUTS        INPUTS
                        ----------------------------------------
Exchange-Traded Funds*  $15,024,391     $       --    $       --
Money Market Funds            2,357             --            --
                        ----------------------------------------
Total Investments       $15,026,748     $       --    $       --
                        ========================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 71


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                               JANUARY             JANUARY
                                                                                               (FJAN)              (DJAN)
                                                                                           ---------------     ---------------
ASSETS:
Investments, at value - Unaffiliated.................................................      $       984,229     $       932,307
Investments, at value - Affiliated...................................................                   --                  --
                                                                                           ---------------     ---------------
   Total investments, at value.......................................................              984,229             932,307
Options contracts purchased, at value................................................           93,665,360          94,035,139
Cash.................................................................................                   --                  --
Receivables:
   Investment securities sold........................................................            3,229,530                  --
   Capital shares sold...............................................................                  602                  --
   Dividends.........................................................................                   20                   9
                                                                                           ---------------     ---------------
   Total Assets......................................................................           97,879,741          94,967,455
                                                                                           ---------------     ---------------

LIABILITIES:
Options contracts written, at value..................................................            6,918,240           5,952,301
Due to custodian.....................................................................                   --                  --
Payables:
   Capital shares purchased..........................................................            3,022,329                  --
   Investment securities purchased...................................................              238,853                  --
   Investment advisory fees..........................................................               52,718              42,211
                                                                                           ---------------     ---------------
   Total Liabilities.................................................................           10,232,140           5,994,512
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $    87,647,601     $    88,972,943
                                                                                           ===============     ===============

NET ASSETS CONSIST OF:
Paid-in capital......................................................................      $    88,236,848     $    89,362,353
Par value............................................................................               29,000              29,500
Accumulated distributable earnings (loss)............................................             (618,247)           (418,910)
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $    87,647,601     $    88,972,943
                                                                                           ===============     ===============
NET ASSET VALUE, per share...........................................................      $         30.22     $         30.16
                                                                                           ===============     ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................................            2,900,002           2,950,002
                                                                                           ===============     ===============
Investments, at cost - Unaffiliated..................................................      $       984,229     $       932,307
                                                                                           ===============     ===============
Investments, at cost - Affiliated....................................................      $            --     $            --
                                                                                           ===============     ===============
Total Investments, at cost...........................................................      $       984,229     $       932,307
                                                                                           ===============     ===============
Premiums paid on options contracts purchased.........................................      $    94,208,901     $    94,897,811
                                                                                           ===============     ===============
Premiums received on options contracts written.......................................      $     6,962,315     $     6,443,279
                                                                                           ===============     ===============


Page 72                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
 BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
   FEBRUARY            FEBRUARY                MAY                  MAY                 JUNE                 JUNE
    (FFEB)              (DFEB)               (FMAY)               (DMAY)               (FJUN)               (DJUN)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$     2,269,391     $     5,441,676      $       308,660      $        80,628      $       287,743      $        86,356
             --                  --                   --                   --                   --                   --
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
      2,269,391           5,441,676              308,660               80,628              287,743               86,356
    186,644,800         342,989,797           68,205,700           20,054,791           52,147,547           14,832,496
             --                  --                   --                   --                   --                   --

     16,017,740                  --            4,011,691                   --                   --            1,853,873
          2,938                 316                  797                   --                   --                  369
             40                  88                    6                    2                    8                    2
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
    204,934,909         348,431,877           72,526,854           20,135,421           52,435,298           16,773,096
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

     14,277,248          18,095,410            9,386,618            3,672,013            4,367,744            1,892,576
             --                  --                   --                   --                   --                   --

     14,945,214           1,624,806            3,475,002                   --                   --            1,625,883
      1,226,808                  --              552,542                   --                   --              236,751
        124,745             226,960               37,588               10,157               31,419               10,761
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
     30,574,015          19,947,176           13,451,750            3,682,170            4,399,163            3,765,971
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
$   174,360,894     $   328,484,701      $    59,075,104      $    16,453,251      $    48,036,135      $    13,007,125
===============     ===============      ===============      ===============      ===============      ===============

$   148,516,746     $   269,715,278      $    54,028,380      $    15,516,534      $    41,900,365      $    11,513,054
         52,500             101,000               17,000                5,000               14,000                4,000
     25,791,648          58,668,423            5,029,724              931,717            6,121,770            1,490,071
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
$   174,360,894     $   328,484,701      $    59,075,104      $    16,453,251      $    48,036,135      $    13,007,125
===============     ===============      ===============      ===============      ===============      ===============
$         33.21     $         32.52      $         34.75      $         32.91      $         34.31      $         32.52
===============     ===============      ===============      ===============      ===============      ===============

      5,250,002          10,100,002            1,700,002              500,002            1,400,002              400,002
===============     ===============      ===============      ===============      ===============      ===============
$     2,269,391     $     5,441,676      $       308,660      $        80,628      $       287,743      $        86,356
===============     ===============      ===============      ===============      ===============      ===============
$            --     $            --      $            --      $            --      $            --      $            --
===============     ===============      ===============      ===============      ===============      ===============
$     2,269,391     $     5,441,676      $       308,660      $        80,628      $       287,743      $        86,356
===============     ===============      ===============      ===============      ===============      ===============
$   189,502,620     $   347,981,400      $    59,602,372      $    21,009,766      $    45,967,271      $    16,236,724
===============     ===============      ===============      ===============      ===============      ===============
$    14,309,566     $    20,775,256      $     6,035,875      $     1,658,873      $     3,564,235      $       422,436
===============     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 73


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                                JULY                JULY
                                                                                               (FJUL)              (DJUL)
                                                                                           ---------------     ---------------
ASSETS:
Investments, at value - Unaffiliated.................................................      $       183,250     $        95,914
Investments, at value - Affiliated...................................................                   --                  --
                                                                                           ---------------     ---------------
   Total investments, at value.......................................................              183,250              95,914
Options contracts purchased, at value................................................           28,801,222          16,122,778
Cash.................................................................................                   --                  --
Receivables:
   Investment securities sold........................................................                   --                  --
   Capital shares sold...............................................................                   --                  --
   Dividends.........................................................................                   12                   3
                                                                                           ---------------     ---------------
   Total Assets......................................................................           28,984,484          16,218,695
                                                                                           ---------------     ---------------

LIABILITIES:
Options contracts written, at value..................................................            2,371,596           1,858,346
Due to custodian.....................................................................                   --                  --
Payables:
   Capital shares purchased..........................................................                   --                  --
   Investment securities purchased...................................................                   --                  --
   Investment advisory fees..........................................................               19,151               9,824
                                                                                           ---------------     ---------------
   Total Liabilities.................................................................            2,390,747           1,868,170
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $    26,593,737     $    14,350,525
                                                                                           ===============     ===============

NET ASSETS CONSIST OF:
Paid-in capital......................................................................      $    23,552,466     $    13,565,202
Par value............................................................................                8,000               4,500
Accumulated distributable earnings (loss)............................................            3,033,271             780,823
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $    26,593,737     $    14,350,525
                                                                                           ===============     ===============
NET ASSET VALUE, per share...........................................................      $         33.24     $         31.89
                                                                                           ===============     ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................................              800,002             450,002
                                                                                           ===============     ===============
Investments, at cost - Unaffiliated..................................................      $       183,250     $        95,914
                                                                                           ===============     ===============
Investments, at cost - Affiliated....................................................      $            --     $            --
                                                                                           ===============     ===============
Total Investments, at cost...........................................................      $       183,250     $        95,914
                                                                                           ===============     ===============
Premiums paid on options contracts purchased.........................................      $    26,015,563     $    17,329,150
                                                                                           ===============     ===============
Premiums received on options contracts written.......................................      $     2,036,608     $       682,974
                                                                                           ===============     ===============


Page 74                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
 BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
    AUGUST              AUGUST              SEPTEMBER            SEPTEMBER             OCTOBER              OCTOBER
    (FAUG)              (DAUG)               (FSEP)               (DSEP)               (FOCT)               (DOCT)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$       683,924     $       770,213      $       174,900      $       228,018      $       514,480      $       296,982
             --                  --                   --                   --                   --                   --
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
        683,924             770,213              174,900              228,018              514,480              296,982
     98,484,275         117,555,122           22,633,713           31,110,034           60,648,437           36,686,916
          1,653                  --                   --                   --                   --                   --

             --                  --                   --                   --                   --                   --
             --                  --                   --                   --                   --                   --
             17                  25                    4                    5                   12                   10
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
     99,169,869         118,325,360           22,808,617           31,338,057           61,162,929           36,983,908
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

      6,468,080          10,080,850            1,734,495            3,209,075            3,923,276            2,884,601
             --                  87                   --                   --                   --                   --

             --                  --                   --                   --                   --                   --
             --                  --                   --                   --                   --                   --
         59,216              70,718               13,816               18,393               37,600               23,483
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
      6,527,296          10,151,655            1,748,311            3,227,468            3,960,876            2,908,084
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
$    92,642,573     $   108,173,705      $    21,060,306      $    28,110,589      $    57,202,053      $    34,075,824
===============     ===============      ===============      ===============      ===============      ===============

$    86,068,366     $   114,560,949      $    19,410,871      $    26,706,197      $    53,878,678      $    32,651,943
         26,500              32,500                6,500                9,000               18,000               11,000
      6,547,707          (6,419,744)           1,642,935            1,395,392            3,305,375            1,412,881
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
$    92,642,573     $   108,173,705      $    21,060,306      $    28,110,589      $    57,202,053      $    34,075,824
===============     ===============      ===============      ===============      ===============      ===============
$         34.96     $         33.28      $         32.40      $         31.23      $         31.78      $         30.98
===============     ===============      ===============      ===============      ===============      ===============

      2,650,002           3,250,002              650,002              900,002            1,800,002            1,100,002
===============     ===============      ===============      ===============      ===============      ===============
$       683,924     $       770,213      $       174,900      $       228,018      $       514,480      $       296,982
===============     ===============      ===============      ===============      ===============      ===============
$            --     $            --      $            --      $            --      $            --      $            --
===============     ===============      ===============      ===============      ===============      ===============
$       683,924     $       770,213      $       174,900      $       228,018      $       514,480      $       296,982
===============     ===============      ===============      ===============      ===============      ===============
$    92,443,385     $   109,266,655      $    20,912,083      $    28,401,657      $    57,398,589      $    34,154,436
===============     ===============      ===============      ===============      ===============      ===============
$     7,247,188     $     6,800,420      $     1,646,919      $     1,887,846      $     4,094,148      $     1,771,259
===============     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 75


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                              NOVEMBER            NOVEMBER
                                                                                               (FNOV)              (DNOV)
                                                                                           ---------------     ---------------
ASSETS:
Investments, at value - Unaffiliated.................................................      $     1,891,235     $       898,024
Investments, at value - Affiliated...................................................                   --                  --
                                                                                           ---------------     ---------------
   Total investments, at value.......................................................            1,891,235             898,024
Options contracts purchased, at value................................................          208,921,943         102,816,134
Cash.................................................................................                   --                  --
Receivables:
   Investment securities sold........................................................                   --                  --
   Capital shares sold...............................................................                   --                  --
   Dividends.........................................................................                   43                  22
                                                                                           ---------------     ---------------
   Total Assets......................................................................          210,813,221         103,714,180
                                                                                           ---------------     ---------------

LIABILITIES:
Options contracts written, at value..................................................           15,632,199           8,321,309
Due to custodian.....................................................................                   --                  --
Payables:
   Capital shares purchased..........................................................                   --                  --
   Investment securities purchased...................................................                   --                  --
   Investment advisory fees..........................................................              125,657              62,325
                                                                                           ---------------     ---------------
   Total Liabilities.................................................................           15,757,856           8,383,634
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $   195,055,365     $    95,330,546
                                                                                           ===============     ===============

NET ASSETS CONSIST OF:
Paid-in capital......................................................................      $   175,195,439     $    77,148,138
Par value............................................................................               55,000              28,500
Accumulated distributable earnings (loss)............................................           19,804,926          18,153,908
                                                                                           ---------------     ---------------
NET ASSETS...........................................................................      $   195,055,365     $    95,330,546
                                                                                           ===============     ===============
NET ASSET VALUE, per share...........................................................      $         35.46     $         33.45
                                                                                           ===============     ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................................            5,500,002           2,850,002
                                                                                           ===============     ===============
Investments, at cost - Unaffiliated..................................................      $     1,891,235     $       898,024
                                                                                           ===============     ===============
Investments, at cost - Affiliated....................................................      $            --     $            --
                                                                                           ===============     ===============
Total Investments, at cost...........................................................      $     1,891,235     $       898,024
                                                                                           ===============     ===============
Premiums paid on options contracts purchased.........................................      $   201,417,538     $    97,823,897
                                                                                           ===============     ===============
Premiums received on options contracts written.......................................      $    14,155,535     $     5,379,431
                                                                                           ===============     ===============


Page 76                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY         FT CBOE VEST         FT CBOE VEST
 BUFFER ETF -      DEEP BUFFER ETF -         FUND OF              FUND OF
   DECEMBER            DECEMBER            BUFFER ETFS       DEEP BUFFER ETFS
    (FDEC)              (DDEC)               (BUFR)               (BUFD)
---------------     ---------------      ---------------      ---------------

$       660,884      $      602,290      $        55,899      $         2,357
             --                  --          109,061,045           15,024,391
---------------     ---------------      ---------------      ---------------
        660,884             602,290          109,116,944           15,026,748
     69,025,591          63,111,949                   --                   --
             --                  --                   --                   --

             --                  --                   --                   --
             --                  --            1,078,116                   --
             15                  17                   --                   --
---------------     ---------------      ---------------      ---------------
     69,686,490          63,714,256          110,195,060           15,026,748
---------------     ---------------      ---------------      ---------------

      4,844,622           4,112,732                   --                   --
             --                  --                   --                   --

             --                  --                   --                   --
             --                  --            1,077,685                   --
         41,570              44,095               14,832                  936
---------------     ---------------      ---------------      ---------------
      4,886,192           4,156,827            1,092,517                  936
---------------     ---------------      ---------------      ---------------
$    64,800,298     $    59,557,429      $   109,102,543      $    15,025,812
===============     ===============      ===============      ===============

$    64,079,419     $    59,179,133      $   106,389,231      $    15,075,690
         21,000              19,500               50,500                7,500
        699,879             358,796            2,662,812              (57,378)
---------------     ---------------      ---------------      ---------------
$    64,800,298     $    59,557,429      $   109,102,543      $    15,025,812
===============     ===============      ===============      ===============
$         30.86     $         30.54      $         21.60      $         20.03
===============     ===============      ===============      ===============

      2,100,002           1,950,002            5,050,002              750,002
===============     ===============      ===============      ===============
$       660,884     $       602,290      $        55,899      $         2,357
===============     ===============      ===============      ===============
$            --     $            --      $   106,507,803      $    15,080,700
===============     ===============      ===============      ===============
$       660,884     $       602,290      $   106,563,702      $    15,083,057
===============     ===============      ===============      ===============
$    68,345,385     $    62,286,998      $            --      $            --
===============     ===============      ===============      ===============
$     4,940,230     $     3,602,041      $            --      $            --
===============     ===============      ===============      ===============


                        See Notes to Financial Statements                Page 77


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                               JANUARY             JANUARY
                                                                                             (FJAN) (a)           (DJAN) (a)
                                                                                           ---------------     ---------------
INVESTMENT INCOME:
Dividends............................................................................      $            26     $            13
                                                                                           ---------------     ---------------
   Total investment income...........................................................                   26                  13
                                                                                           ---------------     ---------------

EXPENSES:
Investment advisory fees.............................................................               59,889              47,229
                                                                                           ---------------     ---------------
   Total expenses....................................................................               59,889              47,229
                                                                                           ---------------     ---------------
NET INVESTMENT INCOME (LOSS).........................................................              (59,863)            (47,216)
                                                                                           ---------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated..........................................................                   --                  --
   In-kind redemptions - Affiliated..................................................                   --                  --
   Purchased options contracts.......................................................              (69,848)                 --
   Written options contracts.........................................................               10,930                  --
   In-kind redemptions - Purchased options contracts.................................                   --                  --
   In-kind redemptions - Written options contracts...................................                   --                  --
                                                                                           ---------------     ---------------
Net realized gain (loss).............................................................              (58,918)                 --
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated..........................................................                   --                  --
   Purchased options contracts.......................................................             (543,541)           (862,672)
   Written options contracts.........................................................               44,075             490,978
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation).................................             (499,466)           (371,694)
                                                                                           ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................................             (558,384)           (371,694)
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................................      $      (618,247)    $      (418,910)
                                                                                           ===============     ===============


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 78                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
 BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
   FEBRUARY            FEBRUARY                MAY                  MAY                 JUNE                 JUNE
    (FFEB)              (DFEB)               (FMAY)               (DMAY)               (FJUN)               (DJUN)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$             6     $           770      $            60      $            13      $            59      $            26
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
              6                 770                   60                   13                   59                   26
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

        931,416           1,940,505              236,454               58,799              218,040               96,266
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
        931,416           1,940,505              236,454               58,799              218,040               96,266
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
       (931,410)         (1,939,735)            (236,394)             (58,786)            (217,981)             (96,240)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

             --                  --                   --                   --                   --                   --
             --                  --                   --                   --                   --                   --
     (8,230,551)         (5,853,538)             665,926               52,273              277,977              151,687
     (8,498,443)        (33,373,941)            (555,303)             (48,296)              91,954             (389,143)
     40,703,883          94,571,753                   --            3,759,858              578,331            4,863,256
     10,250,943          22,715,735                   --              100,785               79,825             (138,995)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
     34,225,832          78,060,009              110,623            3,864,620            1,028,087            4,486,805
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

             --                  --                   --                   --                   --                   --
    (17,292,441)        (68,413,238)           3,968,902           (2,498,460)           2,201,716           (3,259,315)
     (1,372,575)         11,910,374           (1,440,396)            (969,957)            (151,826)            (411,413)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
    (18,665,016)        (56,502,864)           2,528,506           (3,468,417)           2,049,890           (3,670,728)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
     15,560,816          21,557,145            2,639,129              396,203            3,077,977              816,077
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$    14,629,406     $    19,617,410      $     2,402,735      $       337,417      $     2,859,996      $       719,837
===============     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 79


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                                JULY                JULY
                                                                                               (FJUL)              (DJUL)
                                                                                           ---------------     ---------------
INVESTMENT INCOME:
Dividends............................................................................      $            55     $            21
                                                                                           ---------------     ---------------
   Total investment income...........................................................                   55                  21
                                                                                           ---------------     ---------------

EXPENSES:
Investment advisory fees.............................................................              148,540              70,195
                                                                                           ---------------     ---------------
   Total expenses....................................................................              148,540              70,195
                                                                                           ---------------     ---------------
NET INVESTMENT INCOME (LOSS).........................................................             (148,485)            (70,174)
                                                                                           ---------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated..........................................................                   --                  --
   In-kind redemptions - Affiliated..................................................                   --                  --
   Purchased options contracts.......................................................            1,030,640             130,089
   Written options contracts.........................................................             (282,713)            (67,677)
   In-kind redemptions - Purchased options contracts.................................                   --           2,845,660
   In-kind redemptions - Written options contracts...................................                   --             332,159
                                                                                           ---------------     ---------------
Net realized gain (loss).............................................................              747,927           3,240,231
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated..........................................................                   --                  --
   Purchased options contracts.......................................................            1,250,044          (1,873,616)
   Written options contracts.........................................................              273,618            (722,880)
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation).................................            1,523,662          (2,596,496)
                                                                                           ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................................            2,271,589             643,735
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................................      $     2,123,104     $       573,561
                                                                                           ===============     ===============


(b)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 80                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST         FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY          U.S. EQUITY
 BUFFER ETF -      DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -      BUFFER ETF -       DEEP BUFFER ETF -
    AUGUST              AUGUST              SEPTEMBER            SEPTEMBER             OCTOBER              OCTOBER
    (FAUG)              (DAUG)             (FSEP) (b)           (DSEP) (b)           (FOCT) (c)           (DOCT) (c)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$           135     $           183      $            22      $            36      $            56      $            32
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
            135                 183                   22                   36                   56                   32
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

        374,497             562,641               73,820              108,727              157,992              103,485
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
        374,497             562,641               73,820              108,727              157,992              103,485
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
       (374,362)           (562,458)             (73,798)            (108,691)            (157,936)            (103,453)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

             --                  --                   --                   --                   --                   --
             --                  --                   --                   --                   --                   --
      1,018,139           2,525,090              123,443              251,456               72,176              272,375
        (11,856)           (919,418)             (40,764)            (134,521)             (29,585)            (175,179)
             --              96,314                   --                   --                   --                   --
             --              51,078                   --                   --                   --                   --
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
      1,006,283           1,753,064               82,679              116,935               42,591               97,196
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

             --                  --                   --                   --                   --                   --
      5,462,794           5,767,053            1,721,630            2,708,377            3,249,848            2,532,480
        976,393          (1,806,094)             (87,576)          (1,321,229)             170,872           (1,113,342)
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
      6,439,187           3,960,959            1,634,054            1,387,148            3,420,720            1,419,138
---------------     ---------------      ---------------      ---------------      ---------------      ---------------
      7,445,470           5,714,023            1,716,733            1,504,083            3,463,311            1,516,334
---------------     ---------------      ---------------      ---------------      ---------------      ---------------

$     7,071,108     $     5,151,565      $     1,642,935      $     1,395,392      $     3,305,375      $     1,412,881
===============     ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 81


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIOD ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                                            FT CBOE VEST        FT CBOE VEST
                                                                                             U.S. EQUITY         U.S. EQUITY
                                                                                            BUFFER ETF -      DEEP BUFFER ETF -
                                                                                              NOVEMBER            NOVEMBER
                                                                                               (FNOV)              (DNOV)
                                                                                           ---------------     ---------------
INVESTMENT INCOME:
Dividends............................................................................      $           275     $           147
                                                                                           ---------------     ---------------
   Total investment income...........................................................                  275                 147
                                                                                           ---------------     ---------------

EXPENSES:
Investment advisory fees.............................................................              656,624             494,434
                                                                                           ---------------     ---------------
   Total expenses....................................................................              656,624             494,434
                                                                                           ---------------     ---------------
NET INVESTMENT INCOME (LOSS).........................................................             (656,349)           (494,287)
                                                                                           ---------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments - Affiliated..........................................................                   --                  --
   In-kind redemptions - Affiliated..................................................                   --                  --
   Purchased options contracts.......................................................           (5,520,758)         (1,162,680)
   Written options contracts.........................................................             (657,830)         (5,330,482)
   In-kind redemptions - Purchased options contracts.................................           19,297,893          23,498,580
   In-kind redemptions - Written options contracts...................................            5,207,495           4,473,116
                                                                                           ---------------     ---------------
Net realized gain (loss).............................................................           18,326,800          21,478,534
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments - Affiliated..........................................................                   --                  --
   Purchased options contracts.......................................................           (5,002,790)        (16,168,871)
   Written options contracts.........................................................           (1,889,060)             (3,852)
                                                                                           ---------------     ---------------
Net change in unrealized appreciation (depreciation).................................           (6,891,850)        (16,172,723)
                                                                                           ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................................           11,434,950           5,305,811
                                                                                           ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................................      $    10,778,601     $     4,811,524
                                                                                           ===============     ===============


(d)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(e)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 82                 See Notes to Financial Statements



 FT CBOE VEST        FT CBOE VEST
  U.S. EQUITY         U.S. EQUITY         FT CBOE VEST         FT CBOE VEST
 BUFFER ETF -      DEEP BUFFER ETF -         FUND OF              FUND OF
   DECEMBER            DECEMBER            BUFFER ETFS       DEEP BUFFER ETFS
  (FDEC) (d)          (DDEC) (d)             (BUFR)             (BUFD) (e)
---------------     ---------------      ---------------      ---------------

$            38     $            34      $             1      $            --
---------------     ---------------      ---------------      ---------------
             38                  34                    1                   --
---------------     ---------------      ---------------      ---------------

         82,541              85,565               48,735                1,056
---------------     ---------------      ---------------      ---------------
         82,541              85,565               48,735                1,056
---------------     ---------------      ---------------      ---------------
        (82,503)            (85,531)             (48,734)              (1,056)
---------------     ---------------      ---------------      ---------------

             --                  --               (2,086)                 (13)
             --                  --              160,390                   --
         63,212             426,568                   --                   --
        (56,644)           (296,501)                  --                   --
             --                  --                   --                   --
             --                  --                   --                   --
---------------     ---------------      ---------------      ---------------
          6,568             130,067              158,304                  (13)
---------------     ---------------      ---------------      ---------------

             --                  --            2,498,467              (56,309)
        680,206             824,951                   --                   --
         95,608            (510,691)                  --                   --
---------------     ---------------      ---------------      ---------------
        775,814             314,260            2,498,467              (56,309)
---------------     ---------------      ---------------      ---------------
        782,382             444,327            2,656,771              (56,322)
---------------     ---------------      ---------------      ---------------

$       699,879     $       358,796      $     2,608,037      $       (57,378)
===============     ===============      ===============      ===============


                        See Notes to Financial Statements                Page 83


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           FT CBOE VEST         FT CBOE VEST
                                                                                            U.S. EQUITY          U.S. EQUITY
                                                                                           BUFFER ETF -       DEEP BUFFER ETF -
                                                                                              JANUARY              JANUARY
                                                                                              (FJAN)               (DJAN)
                                                                                          ---------------      ---------------
                                                                                           PERIOD ENDED         PERIOD ENDED
                                                                                             2/28/2021            2/28/2021
                                                                                          (UNAUDITED) (a)      (UNAUDITED) (a)
                                                                                          ---------------      ---------------
OPERATIONS:
Net investment income (loss).........................................................     $       (59,863)     $       (47,216)
Net realized gain (loss).............................................................             (58,918)                  --
Net change in unrealized appreciation (depreciation).................................            (499,466)            (371,694)
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from operations......................            (618,247)            (418,910)
                                                                                          ---------------      ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          92,811,510           89,391,853
Cost of shares redeemed..............................................................          (4,545,662)                  --
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          88,265,848           89,391,853
                                                                                          ---------------      ---------------
Total increase (decrease) in net assets..............................................          87,647,601           88,972,943

NET ASSETS:
Beginning of period..................................................................                  --                   --
                                                                                          ---------------      ---------------
End of period........................................................................     $    87,647,601      $    88,972,943
                                                                                          ===============      ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                  --                   --
Shares sold..........................................................................           3,050,002            2,950,002
Shares redeemed......................................................................            (150,000)                  --
                                                                                          ---------------      ---------------
Shares outstanding, end of period....................................................           2,900,002            2,950,002
                                                                                          ===============      ===============


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(c)   Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 84                 See Notes to Financial Statements



            FT CBOE VEST                              FT CBOE VEST                              FT CBOE VEST
            U.S. EQUITY                               U.S. EQUITY                               U.S. EQUITY
            BUFFER ETF -                           DEEP BUFFER ETF -                            BUFFER ETF-
              FEBRUARY                                  FEBRUARY                                    MAY
               (FFEB)                                    (DFEB)                                    (FMAY)
------------------------------------      ------------------------------------      ------------------------------------
SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD
   2/28/2021              ENDED              2/28/2021              ENDED              2/28/2021              ENDED
  (UNAUDITED)         8/31/2020 (b)         (UNAUDITED)         8/31/2020 (b)         (UNAUDITED)         8/31/2020 (c)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$      (931,410)     $      (526,567)     $    (1,939,735)     $    (1,896,397)     $      (236,394)     $       (77,759)
     34,225,832           (4,157,790)          78,060,009          (13,250,436)             110,623              (25,003)
    (18,665,016)          15,839,514          (56,502,864)          54,191,107            2,528,506            2,724,079
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     14,629,406           11,155,157           19,617,410           39,044,274            2,402,735            2,621,317
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

    258,336,521          216,560,571          451,790,713          596,427,291           37,106,801           39,122,756
   (309,530,450)         (16,790,311)        (677,199,061)        (101,195,926)         (18,921,362)          (3,257,143)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
    (51,193,929)         199,770,260         (225,408,348)         495,231,365           18,185,439           35,865,613
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
    (36,564,523)         210,925,417         (205,790,938)         534,275,639           20,588,174           38,486,930

    210,925,417                   --          534,275,639                   --           38,486,930                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$   174,360,894      $   210,925,417      $   328,484,701      $   534,275,639      $    59,075,104      $    38,486,930
===============      ===============      ===============      ===============      ===============      ===============

      6,700,002                   --           17,100,002                   --            1,150,002                   --
      7,850,000            7,350,002           14,100,000           20,550,002            1,100,000            1,250,002
     (9,300,000)            (650,000)         (21,100,000)          (3,450,000)            (550,000)            (100,000)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      5,250,002            6,700,002           10,100,002           17,100,002            1,700,002            1,150,002
===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 85


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                      FT CBOE VEST
                                                                                                      U.S. EQUITY
                                                                                                   DEEP BUFFER ETF -
                                                                                                          MAY
                                                                                                         (DMAY)
                                                                                          ------------------------------------
                                                                                          SIX MONTHS ENDED         PERIOD
                                                                                             2/28/2021              ENDED
                                                                                            (UNAUDITED)         8/31/2020 (c)
                                                                                          ---------------      ---------------
OPERATIONS:
Net investment income (loss).........................................................     $       (58,786)     $       (25,922)
Net realized gain (loss).............................................................           3,864,620              116,130
Net change in unrealized appreciation (depreciation).................................          (3,468,417)             500,302
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from operations......................             337,417              590,510
                                                                                          ---------------      ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          21,296,913           15,326,498
Cost of shares redeemed..............................................................         (16,435,670)          (4,662,417)
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........           4,861,243           10,664,081
                                                                                          ---------------      ---------------
Total increase (decrease) in net assets..............................................           5,198,660           11,254,591

NET ASSETS:
Beginning of period..................................................................          11,254,591                   --
                                                                                          ---------------      ---------------
End of period........................................................................     $    16,453,251      $    11,254,591
                                                                                          ===============      ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................             350,002                   --
Shares sold..........................................................................             650,000              500,002
Shares redeemed......................................................................            (500,000)            (150,000)
                                                                                          ---------------      ---------------
Shares outstanding, end of period....................................................             500,002              350,002
                                                                                          ===============      ===============


(c)   Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d)   Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(e)   Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 86                 See Notes to Financial Statements



              FT CBOE VEST                            FT CBOE VEST                           FT CBOE VEST
               U.S. EQUITY                            U.S. EQUITY                             U.S. EQUITY
              BUFFER ETF -                          DEEP BUFFER ETF -                         BUFFER ETF-
                  JUNE                                    JUNE                                   JULY
                 (FJUN)                                  (DJUN)                                 (FJUL)
------------------------------------      ------------------------------------      ------------------------------------
SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD
   2/28/2021              ENDED              2/28/2021              ENDED              2/28/2021              ENDED
  (UNAUDITED)         8/31/2020 (d)         (UNAUDITED)         8/31/2020 (d)         (UNAUDITED)         8/31/2020 (e)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$      (217,981)     $       (68,187)     $       (96,240)     $       (27,075)     $      (148,485)     $       (19,771)
      1,028,087                   --            4,486,805                   --              747,927                   --
      2,049,890            3,326,877           (3,670,728)             796,360            1,523,662              927,009
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      2,859,996            3,258,690              719,837              769,285            2,123,104              907,238
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      8,109,698           45,586,017           21,078,750           19,781,395           17,334,270           32,287,201
    (11,778,266)                  --          (29,342,142)                  --          (26,058,076)                  --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     (3,668,568)          45,586,017           (8,263,392)          19,781,395           (8,723,806)          32,287,201
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
       (808,572)          48,844,707           (7,543,555)          20,550,680           (6,600,702)          33,194,439

     48,844,707                   --           20,550,680                   --           33,194,439                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    48,036,135      $    48,844,707      $    13,007,125      $    20,550,680      $    26,593,737      $    33,194,439
===============      ===============      ===============      ===============      ===============      ===============

      1,500,002                   --              650,002                   --            1,050,002                   --
        250,000            1,500,002              650,000              650,002              550,000            1,050,002
       (350,000)                  --             (900,000)                  --             (800,000)                  --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      1,400,002            1,500,002              400,002              650,002              800,002            1,050,002
===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 87


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                      FT CBOE VEST
                                                                                                       U.S. EQUITY
                                                                                                   DEEP BUFFER ETF -
                                                                                                          JULY
                                                                                                         (DJUL)
                                                                                          ------------------------------------
                                                                                          SIX MONTHS ENDED         PERIOD
                                                                                             2/28/2021              ENDED
                                                                                            (UNAUDITED)         8/31/2020 (e)
                                                                                          ---------------      ---------------
OPERATIONS:
Net investment income (loss).........................................................     $       (70,174)     $        (8,896)
Net realized gain (loss).............................................................           3,240,231                   --
Net change in unrealized appreciation (depreciation).................................          (2,596,496)             214,752
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from operations......................             573,561              205,856
                                                                                          ---------------      ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          22,046,706           12,178,388
Cost of shares redeemed..............................................................         (20,653,986)                  --
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........           1,392,720           12,178,388
                                                                                          ---------------      ---------------
Total increase (decrease) in net assets..............................................           1,966,281           12,384,244

NET ASSETS:
Beginning of period..................................................................          12,384,244                   --
                                                                                          ---------------      ---------------
End of period........................................................................     $    14,350,525      $    12,384,244
                                                                                          ===============      ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................             400,002                   --
Shares sold..........................................................................             700,000              400,002
Shares redeemed......................................................................            (650,000)                  --
                                                                                          ---------------      ---------------
Shares outstanding, end of period....................................................             450,002              400,002
                                                                                          ===============      ===============


(e)   Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(f)   Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(g)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 88                 See Notes to Financial Statements



            FT CBOE VEST                              FT CBOE VEST                   FT CBOE VEST         FT CBOE VEST
            U.S. EQUITY                               U.S. EQUITY                     U.S. EQUITY          U.S. EQUITY
            BUFFER ETF -                           DEEP BUFFER ETF -                 BUFFER ETF -       DEEP BUFFER ETF -
               AUGUST                                    AUGUST                        SEPTEMBER            SEPTEMBER
               (FAUG)                                    (DAUG)                         (FSEP)               (DSEP)
------------------------------------      ------------------------------------      ---------------      ---------------
SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD            PERIOD ENDED         PERIOD ENDED
   2/28/2021              ENDED              2/28/2021              ENDED              2/28/2021            2/28/2021
  (UNAUDITED)         8/31/2020 (f)         (UNAUDITED)         8/31/2020 (f)       (UNAUDITED) (g)      (UNAUDITED) (g)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$      (374,362)     $       (93,207)     $      (562,458)     $      (806,973)     $       (73,798)     $      (108,691)
      1,006,283            2,863,477            1,753,064           31,520,418               82,679              116,935
      6,439,187              380,811            3,960,959            1,047,078            1,634,054            1,387,148
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      7,071,108            3,151,081            5,151,565           31,760,523            1,642,935            1,395,392
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     83,738,578           72,344,580           38,214,430          390,554,446           22,657,747           34,349,327
    (34,413,591)         (39,249,183)         (68,623,781)        (288,883,478)          (3,240,376)          (7,634,130)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     49,324,987           33,095,397          (30,409,351)         101,670,968           19,417,371           26,715,197
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     56,396,095           36,246,478          (25,257,786)         133,431,491           21,060,306           28,110,589

     36,246,478                   --          133,431,491                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    92,642,573      $    36,246,478      $   108,173,705      $   133,431,491      $    21,060,306      $    28,110,589
===============      ===============      ===============      ===============      ===============      ===============

      1,100,002                   --            4,150,002                   --                   --                   --
      2,550,000            2,350,002            1,200,000           13,350,002              750,002            1,150,002
     (1,000,000)          (1,250,000)          (2,100,000)          (9,200,000)            (100,000)            (250,000)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      2,650,002            1,100,002            3,250,002            4,150,002              650,002              900,002
===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 89


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                           FT CBOE VEST         FT CBOE VEST
                                                                                            U.S. EQUITY          U.S. EQUITY
                                                                                           BUFFER ETF -       DEEP BUFFER ETF -
                                                                                              OCTOBER              OCTOBER
                                                                                              (FOCT)               (DOCT)
                                                                                          ---------------      ---------------
                                                                                           PERIOD ENDED         PERIOD ENDED
                                                                                             2/28/2021            2/28/2021
                                                                                          (UNAUDITED) (h)      (UNAUDITED) (h)
                                                                                          ---------------      ---------------
OPERATIONS:
Net investment income (loss).........................................................     $      (157,936)     $      (103,453)
Net realized gain (loss).............................................................              42,591               97,196
Net change in unrealized appreciation (depreciation).................................           3,420,720            1,419,138
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from operations......................           3,305,375            1,412,881
                                                                                          ---------------      ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          58,635,462           37,332,134
Cost of shares redeemed..............................................................          (4,738,784)          (4,669,191)
                                                                                          ---------------      ---------------
Net increase (decrease) in net assets resulting from shareholder transactions........          53,896,678           32,662,943
                                                                                          ---------------      ---------------
Total increase (decrease) in net assets..............................................          57,202,053           34,075,824

NET ASSETS:
Beginning of period..................................................................                  --                   --
                                                                                          ---------------      ---------------
End of period........................................................................     $    57,202,053      $    34,075,824
                                                                                          ===============      ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                  --                   --
Shares sold..........................................................................           1,950,002            1,250,002
Shares redeemed......................................................................            (150,000)            (150,000)
                                                                                          ---------------      ---------------
Shares outstanding, end of period....................................................           1,800,002            1,100,002
                                                                                          ===============      ===============


(h)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(i)   Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(j)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 90                 See Notes to Financial Statements



            FT CBOE VEST                              FT CBOE VEST                   FT CBOE VEST         FT CBOE VEST
            U.S. EQUITY                               U.S. EQUITY                     U.S. EQUITY          U.S. EQUITY
            BUFFER ETF -                           DEEP BUFFER ETF -                 BUFFER ETF -       DEEP BUFFER ETF -
              NOVEMBER                                  NOVEMBER                       DECEMBER             DECEMBER
               (FNOV)                                    (DNOV)                         (FDEC)               (DDEC)
------------------------------------      ------------------------------------      ---------------      ---------------
SIX MONTHS ENDED         PERIOD           SIX MONTHS ENDED         PERIOD            PERIOD ENDED         PERIOD ENDED
   2/28/2021              ENDED              2/28/2021              ENDED              2/28/2021            2/28/2021
  (UNAUDITED)         8/31/2020 (i)         (UNAUDITED)         8/31/2020 (i)       (UNAUDITED) (j)      (UNAUDITED) (j)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$      (656,349)     $      (438,557)     $      (494,287)     $      (475,040)     $       (82,503)     $       (85,531)
     18,326,800           (3,456,276)          21,478,534           (4,406,583)               6,568              130,067
     (6,891,850)          12,919,591          (16,172,723)          18,223,082              775,814              314,260
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     10,778,601            9,024,758            4,811,524           13,341,459              699,879              358,796
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

    247,693,916          138,591,713           93,517,868          154,588,117           79,592,659           85,360,980
   (201,550,106)          (9,483,517)        (149,011,291)         (21,917,131)         (15,492,240)         (26,162,347)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     46,143,810          129,108,196          (55,493,423)         132,670,986           64,100,419           59,198,633
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
     56,922,411          138,132,954          (50,681,899)         146,012,445           64,800,298           59,557,429

    138,132,954                   --          146,012,445                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$   195,055,365      $   138,132,954      $    95,330,546      $   146,012,445      $    64,800,298      $    59,557,429
===============      ===============      ===============      ===============      ===============      ===============

      4,200,002                   --            4,550,002                   --                   --                   --
      7,250,000            4,550,002            2,900,000            5,300,002            2,600,002            2,800,002
     (5,950,000)            (350,000)          (4,600,000)            (750,000)            (500,000)            (850,000)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
      5,500,002            4,200,002            2,850,002            4,550,002            2,100,002            1,950,002
===============      ===============      ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 91


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                 FT CBOE VEST                   FT CBOE VEST
                                                                                   FUND OF                         FUND OF
                                                                                 BUFFER ETFS                   DEEP BUFFER ETFS
                                                                                    (BUFR)                         (BUFD)
                                                                     ------------------------------------      ---------------
                                                                     SIX MONTHS ENDED         PERIOD            PERIOD ENDED
                                                                        2/28/2021              ENDED              2/28/2021
                                                                       (UNAUDITED)         8/31/2020 (k)       (UNAUDITED) (l)
                                                                     ---------------      ---------------      ---------------
OPERATIONS:
Net investment income (loss)......................................   $       (48,734)     $          (398)     $        (1,056)
Net realized gain (loss)..........................................           158,304                   --                  (13)
Net change in unrealized appreciation (depreciation)..............         2,498,467               54,775              (56,309)
                                                                     ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from operations...         2,608,037               54,377              (57,378)
                                                                     ---------------      ---------------      ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.........................................       102,516,332            6,069,512           15,083,190
Cost of shares redeemed...........................................        (2,145,715)                  --                   --
                                                                     ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from shareholder
   transactions...................................................       100,370,617            6,069,512           15,083,190
                                                                     ---------------      ---------------      ---------------
Total increase (decrease) in net assets...........................       102,978,654            6,123,889           15,025,812

NET ASSETS:
Beginning of period...............................................         6,123,889                   --                   --
                                                                     ---------------      ---------------      ---------------
End of period.....................................................   $   109,102,543      $     6,123,889      $    15,025,812
                                                                     ===============      ===============      ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...........................           300,002                   --                   --
Shares sold.......................................................         4,850,000              300,002              750,002
Shares redeemed...................................................          (100,000)                  --                   --
                                                                     ---------------      ---------------      ---------------
Shares outstanding, end of period.................................         5,050,002              300,002              750,002
                                                                     ===============      ===============      ===============


(k)   Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(l)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 92                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY (FJAN)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     30.06
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.02)
Net realized and unrealized gain (loss)........................           0.18
                                                                   -----------
Total from investment operations...............................           0.16
                                                                   -----------
Net asset value, end of period.................................    $     30.22
                                                                   ===========
TOTAL RETURN (b)...............................................           0.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    87,648
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY (DJAN)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     30.06
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.02)
Net realized and unrealized gain (loss)........................           0.12
                                                                   -----------
Total from investment operations...............................           0.10
                                                                   -----------
Net asset value, end of period.................................    $     30.16
                                                                   ===========
TOTAL RETURN (b)...............................................           0.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    88,973
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


(a)   Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 93


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - FEBRUARY (FFEB)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     31.48         $     30.68
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.20)              (0.08)
Net realized and unrealized gain (loss)........................           1.93                0.88
                                                                   -----------         -----------
Total from investment operations...............................           1.73                0.80
                                                                   -----------         -----------
Net asset value, end of period.................................    $     33.21         $     31.48
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           5.50%               2.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   174,361         $   210,925
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - FEBRUARY (DFEB)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     31.24         $     30.68
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.27)              (0.11)
Net realized and unrealized gain (loss)........................           1.55                0.67
                                                                   -----------         -----------
Total from investment operations...............................           1.28                0.56
                                                                   -----------         -----------
Net asset value, end of period.................................    $     32.52         $     31.24
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           4.10%               1.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   328,485         $   534,276
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 94                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - MAY (FMAY)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     33.47         $     30.34
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.12)              (0.07)
Net realized and unrealized gain (loss)........................           1.40                3.20
                                                                   -----------         -----------
Total from investment operations...............................           1.28                3.13
                                                                   -----------         -----------
Net asset value, end of period.................................    $     34.75         $     33.47
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           3.82%              10.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    59,075         $    38,487
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - MAY (DMAY)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.16         $     30.35
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.10)              (0.07)
Net realized and unrealized gain (loss)........................           0.85                1.88
                                                                   -----------         -----------
Total from investment operations...............................           0.75                1.81
                                                                   -----------         -----------
Net asset value, end of period.................................    $     32.91         $     32.16
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           2.33%               5.96%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    16,453         $    11,255
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 95


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE (FJUN)

                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.56         $     30.25
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.16)              (0.05)
Net realized and unrealized gain (loss)........................           1.91                2.36
                                                                   -----------         -----------
Total from investment operations...............................           1.75                2.31
                                                                   -----------         -----------
Net asset value, end of period.................................    $     34.31         $     32.56
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           5.37%               7.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    48,036         $    48,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE (DJUN)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     31.62         $     30.25
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.27)              (0.04)
Net realized and unrealized gain (loss)........................           1.17                1.41
                                                                   -----------         -----------
Total from investment operations...............................           0.90                1.37
                                                                   -----------         -----------
Net asset value, end of period.................................    $     32.52         $     31.62
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           2.85%               4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    13,007         $    20,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 96                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY (FJUL)

                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     31.61         $     30.24
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.19)              (0.02)
Net realized and unrealized gain (loss)........................           1.82                1.39
                                                                   -----------         -----------
Total from investment operations...............................           1.63                1.37
                                                                   -----------         -----------
Net asset value, end of period.................................    $     33.24         $     31.61
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           5.16%               4.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    26,594         $    33,194
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY (DJUL)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     30.96         $     30.24
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.15)              (0.02)
Net realized and unrealized gain (loss)........................           1.08                0.74
                                                                   -----------         -----------
Total from investment operations...............................           0.93                0.72
                                                                   -----------         -----------
Net asset value, end of period.................................    $     31.89         $     30.96
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           3.00%               2.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    14,351         $    12,384
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 97


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - AUGUST (FAUG)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.95         $     30.10
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.10)              (0.08)
Net realized and unrealized gain (loss)........................           2.11                2.93
                                                                   -----------         -----------
Total from investment operations...............................           2.01                2.85
                                                                   -----------         -----------
Net asset value, end of period.................................    $     34.96         $     32.95
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           6.10%               9.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    92,643         $    36,246
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.83)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - AUGUST (DAUG)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.15         $     30.10
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.23)              (0.19)
Net realized and unrealized gain (loss)........................           1.36                2.24
                                                                   -----------         -----------
Total from investment operations...............................           1.13                2.05
                                                                   -----------         -----------
Net asset value, end of period.................................    $     33.28         $     32.15
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           3.51%               6.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   108,174         $   133,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ....         (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 98                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER (FSEP)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     29.76
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.11)
Net realized and unrealized gain (loss)........................           2.75
                                                                   -----------
Total from investment operations...............................           2.64
                                                                   -----------
Net asset value, end of period.................................    $     32.40
                                                                   ===========
TOTAL RETURN (b)...............................................           8.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    21,060
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER (DSEP)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     29.76
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.12)
Net realized and unrealized gain (loss)........................           1.59
                                                                   -----------
Total from investment operations...............................           1.47
                                                                   -----------
Net asset value, end of period.................................    $     31.23
                                                                   ===========
TOTAL RETURN (b)...............................................           4.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    28,111
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


(a)   Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements                Page 99


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER (FOCT)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     29.87
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.09)
Net realized and unrealized gain (loss)........................           2.00
                                                                   -----------
Total from investment operations...............................           1.91
                                                                   -----------
Net asset value, end of period.................................    $     31.78
                                                                   ===========
TOTAL RETURN (b)...............................................           6.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    57,202
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER (DOCT)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     29.87
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.09)
Net realized and unrealized gain (loss)........................           1.20
                                                                   -----------
Total from investment operations...............................           1.11
                                                                   -----------
Net asset value, end of period.................................    $     30.98
                                                                   ===========
TOTAL RETURN (b)...............................................           3.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    34,076
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


(a)   Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 100                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - NOVEMBER (FNOV)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.89         $     30.56
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.09)              (0.10)
Net realized and unrealized gain (loss)........................           2.66                2.43
                                                                   -----------         -----------
Total from investment operations...............................           2.57                2.33
                                                                   -----------         -----------
Net asset value, end of period.................................    $     35.46         $     32.89
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           7.81%               7.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   195,055         $   138,133
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - NOVEMBER (DNOV)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     32.09         $     30.55
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.24)              (0.10)
Net realized and unrealized gain (loss)........................           1.60                1.64
                                                                   -----------         -----------
Total from investment operations...............................           1.36                1.54
                                                                   -----------         -----------
Net asset value, end of period.................................    $     33.45         $     32.09
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           4.24%               5.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    95,331         $   146,012
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net assets ...          (0.85)% (c)         (0.85)% (c)
Portfolio turnover rate (d)....................................              0%                  0%


(a)   Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER (FDEC)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     30.27
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.04)
Net realized and unrealized gain (loss)........................           0.63
                                                                   -----------
Total from investment operations...............................           0.59
                                                                   -----------
Net asset value, end of period.................................    $     30.86
                                                                   ===========
TOTAL RETURN (b)...............................................           1.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    64,800
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER (DDEC)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     30.27
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.04)
Net realized and unrealized gain (loss)........................           0.31
                                                                   -----------
Total from investment operations...............................           0.27
                                                                   -----------
Net asset value, end of period.................................    $     30.54
                                                                   ===========
TOTAL RETURN (b)...............................................           0.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    59,557
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (c)
Ratio of net investment income (loss) to average net assets....          (0.85)% (c)
Portfolio turnover rate (d)....................................              0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 102                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FT CBOE VEST FUND OF BUFFER ETFS (BUFR)


                                                                   SIX MONTHS
                                                                      ENDED              PERIOD
                                                                    2/28/2021             ENDED
                                                                   (UNAUDITED)        8/31/2020 (a)
                                                                 ---------------     ---------------
Net asset value, beginning of period...........................    $     20.41         $     20.05
                                                                   -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.01)                 --
Net realized and unrealized gain (loss)........................           1.20                0.36
                                                                   -----------         -----------
Total from investment operations...............................           1.19                0.36
                                                                   -----------         -----------
Net asset value, end of period.................................    $     21.60         $     20.41
                                                                   ===========         ===========
TOTAL RETURN (b)...............................................           5.83%               1.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $   109,103         $     6,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............           0.20% (d)           0.20% (d)
Ratio of net investment income (loss) to average net assets ...          (0.20)% (d)         (0.20)% (d)
Portfolio turnover rate (e)....................................              1%                  0%


(a)   Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. The ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST FUND OF DEEP BUFFER ETFS (BUFD)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................    $     20.07
                                                                   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.00) (f)
Net realized and unrealized gain (loss)........................          (0.04)
                                                                   -----------
Total from investment operations...............................          (0.04)
                                                                   -----------
Net asset value, end of period.................................    $     20.03
                                                                   ===========
TOTAL RETURN (b)...............................................          (0.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $    15,026
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)..............           0.20% (d)
Ratio of net investment income (loss) to average net assets....          (0.20)% (d)
Portfolio turnover rate (e)....................................              0%


(a)   Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount is less than $0.01.

Page 104                See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the twenty-two funds (each a "Fund" and collectively, "the
Funds") listed below. The shares of each Fund are listed and traded on the Cboe
BZX Exchange, Inc. ("Cboe BZX").

    FT Cboe Vest U.S. Equity Buffer ETF - January - (Cboe BZX ticker "FJAN")(1)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - January - (Cboe BZX ticker
        "DJAN")(1)
    FT Cboe Vest U.S. Equity Buffer ETF - February - (Cboe BZX ticker "FFEB")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - February - (Cboe BZX ticker
        "DFEB")
    FT Cboe Vest U.S. Equity Buffer ETF - May - (Cboe BZX ticker "FMAY")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - May - (Cboe BZX ticker "DMAY")
    FT Cboe Vest U.S. Equity Buffer ETF - June - (Cboe BZX ticker "FJUN")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - June - (Cboe BZX ticker "DJUN")
    FT Cboe Vest U.S. Equity Buffer ETF - July - (Cboe BZX ticker "FJUL")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - July - (Cboe BZX ticker "DJUL")
    FT Cboe Vest U.S. Equity Buffer ETF - August - (Cboe BZX ticker "FAUG")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - August - (Cboe BZX ticker "DAUG")
    FT Cboe Vest U.S. Equity Buffer ETF - September - (Cboe BZX ticker
        "FSEP")(2)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - September - (Cboe BZX ticker
        "DSEP")(2)
    FT Cboe Vest U.S. Equity Buffer ETF - October - (Cboe BZX ticker
        "FOCT")(3)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - October - (Cboe BZX ticker
        "DOCT")(3)
    FT Cboe Vest U.S. Equity Buffer ETF - November - (Cboe BZX ticker "FNOV")
    FT Cboe Vest U.S. Equity Deep Buffer ETF - November - (Cboe BZX ticker
        "DNOV")
    FT Cboe Vest U.S. Equity Buffer ETF - December - (Cboe BZX ticker "FDEC")(4)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - December - (Cboe BZX ticker
        "DDEC")(4)
    FT Cboe Vest Fund of Buffer ETFs - (Cboe BZX ticker "BUFR")
    FT Cboe Vest Fund of Deep Buffer ETFs - (Cboe BZX ticker "BUFD")(5)

    (1) Commenced investment operations on January 15, 2021.

    (2) Commenced investment operations on September 18, 2020.

    (3) Commenced investment operations on October 16, 2020.

    (4) Commenced investment operations on December 18, 2020.

    (5) Commenced investment operations on January 20, 2021.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of FJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the SPDR(R) S&P
500(R) ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of
14.50% (before fees, expenses and taxes) and 13.64% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from January 19, 2021 to January 21, 2022.

The investment objective of DJAN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.20% (before fees, expenses and taxes)
and 7.34% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from January 19, 2021 to
January 21, 2022.

The investment objective of FFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 15.85% (before fees, expenses and taxes) and 15.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from February 22,
2021 to February 18, 2022. Prior to February 22, 2021, the Fund's investment objective included an upside cap of 10.75% (before fees, expenses and taxes) and

                                                                        Page 105


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

9.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome Period of February 24, 2020 to February 19, 2021.

The investment objective of DFEB is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.85% (before fees, expenses and taxes)
and 8.00% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from February 22, 2021 to
February 18, 2022. Prior to February 22, 2021, the Fund's investment objective included an upside cap of 7.50% (before fees, expenses and taxes) and 6.65%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of February 24, 2020 to February 19, 2021.

The investment objective of FMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 17.07% (before fees, expenses and taxes) and 16.21% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from May 18, 2020 to May 21, 2021.

The investment objective of DMAY is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.95% (before fees, expenses and taxes)
and 9.09% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from May 18, 2020 to May
21, 2021.

The investment objective of FJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 17.72% (before fees, expenses and taxes) and 16.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from June 22, 2020 to June 18, 2021.

The investment objective of DJUN is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 10.28% (before fees, expenses and taxes) and 9.43% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between
-5% and -30% (before fees, expenses and taxes) over the period from June 22,
2020 to June 18, 2021.

The investment objective of FJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.95% (before fees, expenses and taxes) and 14.10% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from July 20, 2020 to July 16, 2021.

The investment objective of DJUL is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.40% (before fees, expenses and taxes)
and 7.55% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from July 20, 2020 to
July 16, 2021.

The investment objective of FAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.71% (before fees, expenses and taxes) and 13.86% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from August 24,
2020 to August 20, 2021. Prior to August 24, 2020, the Fund's investment objective included an upside cap of 8.60% (before fees, expenses and taxes) and
7.93% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an
Outcome Period of November 7, 2019 to August 21, 2020.

The investment objective of DAUG is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.63% (before fees, expenses and taxes)
and 7.78% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from August 24, 2020 to
August 20, 2021. Prior to August 24, 2020, the Fund's investment objective included an upside cap of 6.58% (before fees, expenses and taxes) and 5.91%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not including the Fund's management fee) and an
Outcome Period of November 7, 2019 to August 21, 2020.

The investment objective of FSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 16.50% (before fees, expenses and taxes) and 15.65% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from September 21,
2020 to September 17, 2021.

The investment objective of DSEP is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.25% (before fees, expenses and taxes)
and 8.40% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from September 21, 2020 to September 17, 2021.

The investment objective of FOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 16.22% (before fees, expenses and taxes) and 15.37% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from October 19,
2020 to October 15, 2021.

The investment objective of DOCT is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 9.34% (before fees, expenses and taxes)
and 8.49% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from October 19, 2020 to
October 15, 2021.

The investment objective of FNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 13.72% (before fees, expenses and taxes) and
12.87% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes)
of Underlying ETF losses, over the period from November 23, 2020 to November 19,
2021. Prior to November 23, 2020, the Fund's investment objective included an upside cap of 12.36% (before fees, expenses and taxes) and 11.50% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an Outcome
Period of November 18, 2019 to November 20, 2020.

The investment objective of DNOV is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price of the Underlying ETF, up to a predetermined upside cap of 7.75% (before fees, expenses and taxes) and
6.90% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and -30%
(before fees, expenses and taxes) over the period from November 23, 2020 to
November 19, 2021. Prior to November 23, 2020, the Fund's investment objective included an upside cap of 8.12% (before fees, expenses and taxes) and 7.26%
(after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee) and an
Outcome Period of November 18, 2019 to November 20, 2020.

The investment objective of FDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 14.00% (before fees, expenses and taxes) and 13.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 21,
2020 to December 17, 2021.

The investment objective of DDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Underlying
ETF, up to a predetermined upside cap of 8.00% (before fees, expenses and taxes)
and 7.15% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against Underlying ETF losses between -5% and
-30% (before fees, expenses and taxes) over the period from December 21, 2020 to
December 17, 2021.

                                                                        Page 107


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Under normal market conditions, each Fund, except BUFR and BUFD, will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options")
that reference the price performance of the Underlying ETF.

The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Buffer ETFs ("FT
ETFs"). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the SPDR(R) S&P 500(R)
ETF Trust ("SPY"), up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of SPY losses, over a defined one-year period. The buffer is only provided by the FT ETFs. BUFR itself does not provide any buffer against losses. BUFR simply seeks to provide diversified exposure to all the FT ETFs in a single investment. In order to understand BUFR's strategy and risks, it is important to understand the strategies and risks of the FT ETFs.

The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large cap equity market exposure while limiting downside risk through a laddered portfolio of four FT Cboe Vest U.S. Equity Deep Buffer ETFs
("FT DB ETFs"). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the
SPY, up to a predetermined upside cap, while providing a deep buffer against losses between -5% and -30% (before fees, expenses and taxes) of SPY, over a defined one-year period. The buffer is only provided by the FT DB ETFs. BUFD itself does not provide any buffer against losses. BUFD simply seeks to provide diversified exposure to all the FT DB ETFs in a single investment. In order to understand BUFD's strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund, with the exception of BUFR and BUFD, purchases and sells call and put
FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX
Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

                                                                        Page 109


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

D. AFFILIATED TRANSACTIONS

BUFR and BUFD invest in securities of affiliated funds. Each Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

Amounts related to these investments in BUFR at February 28, 2021 and for the six months period then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED   REALIZED
                          SHARES AT    VALUE AT                               APPRECIATION    GAIN        VALUE AT    DIVIDEND
      SECURITY NAME       2/28/2021    8/31/2020   PURCHASES       SALES     (DEPRECIATION)  (LOSS)      2/28/2021     INCOME
------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Buffer ETF
   - February              813,945    $1,537,359  $ 25,662,678  $  (667,560)   $  547,551   $ 40,620    $ 27,120,648   $    --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - May                   787,099     1,516,012    25,925,656     (548,957)      469,112     27,018      27,388,841        --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - August                778,395     1,542,042    25,615,767     (626,470)      676,629     43,641      27,251,609        --
FT Cboe Vest U.S.
   Equity Buffer ETF
   - November              767,931     1,528,468    25,785,061     (865,782)      805,175     47,025      27,299,947        --
                                      ----------------------------------------------------------------------------------------
                                      $6,123,881  $102,989,162  $(2,708,769)   $2,498,467   $158,304    $109,061,045   $    --
                                      ========================================================================================


Amounts related to these investments in BUFD at February 28, 2021 and for the period then ended are as follows:


                                                                               CHANGE IN
                                                                               UNREALIZED   REALIZED
                          SHARES AT    VALUE AT                               APPRECIATION    GAIN        VALUE AT    DIVIDEND
      SECURITY NAME       2/28/2021    1/20/2021   PURCHASES       SALES     (DEPRECIATION)  (LOSS)      2/28/2021     INCOME
------------------------------------------------------------------------------------------------------------------------------
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - February          115,349    $       --  $  3,770,880  $    (3,007)   $  (17,873)  $     (4)   $  3,749,996   $    --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - May               114,361            --     3,770,393       (4,110)       (3,877)        (9)      3,762,397        --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - August            112,981            --     3,770,393           --       (16,110)        --       3,753,229        --
FT Cboe Vest U.S.
   Equity Deep Buffer
   ETF - November          112,396            --     3,777,218           --       (18,449)        --       3,758,769        --
                                      ----------------------------------------------------------------------------------------
                                      $       --  $ 15,087,830  $    (7,117)   $  (56,309)  $    (13)   $ 15,024,391   $    --
                                      ========================================================================================


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFR and BUFD which declare and pay quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable period, none of the Funds paid a distribution.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

As of August 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                                 Accumulated           Net
                                                                              Undistributed      Capital and        Unrealized
                                                                                 Ordinary           Other          Appreciation
                                                                                  Income         Gain (Loss)      (Depreciation)
                                                                             ----------------  ----------------  ----------------
FT Cboe Vest U.S. Equity Buffer ETF - February                                $      311,695    $           --    $   10,850,547
FT Cboe Vest U.S. Equity Deep Buffer ETF - February                               (1,889,658)          936,084        40,004,587
FT Cboe Vest U.S. Equity Buffer ETF - May                                            (72,087)          (25,003)        2,724,079
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                                       (22,132)          116,130           500,302
FT Cboe Vest U.S. Equity Buffer ETF - June                                           (65,103)               --         3,326,877
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                                      (26,126)               --           796,360
FT Cboe Vest U.S. Equity Buffer ETF - July                                           (16,842)               --           927,009
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                                       (7,490)               --           214,752
FT Cboe Vest U.S. Equity Buffer ETF - August                                         (85,833)         (818,379)          380,811
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                                   (803,124)      (11,815,263)        1,047,078
FT Cboe Vest U.S. Equity Buffer ETF - November                                      (436,990)          366,223         9,097,092
FT Cboe Vest U.S. Equity Deep Buffer ETF - November                                 (474,115)         (900,706)       14,717,205
FT Cboe Vest Fund of Buffer ETFs                                                          --                --            54,775


F. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2020 remains open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund's applicable taxable year end, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.


                                                                               Non-Expiring
                                                               Taxable         Capital Loss
                                                               Year End       Carryforwards
                                                           ----------------  ----------------
FT Cboe Vest U.S. Equity Buffer ETF - February                  29-Feb-20      $         --
FT Cboe Vest U.S. Equity Deep Buffer ETF - February             29-Feb-20                --
FT Cboe Vest U.S. Equity Buffer ETF - May                       31-May-20                --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                  31-May-20                --
FT Cboe Vest U.S. Equity Buffer ETF - June                      30-Jun-20                --
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                 30-Jun-20                --
FT Cboe Vest U.S. Equity Buffer ETF - July                      31-Jul-20                --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                 31-Jul-20                --
FT Cboe Vest U.S. Equity Buffer ETF - August                    31-Aug-20           818,379
FT Cboe Vest U.S. Equity Deep Buffer ETF - August               31-Aug-20        11,815,263
FT Cboe Vest U.S. Equity Buffer ETF - November                  30-Nov-19                --
FT Cboe Vest U.S. Equity Deep Buffer ETF - November             30-Nov-19                --
FT Cboe Vest Fund of Buffer ETFs                                31-Aug-20                --


                                                                        Page 111


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the taxable period ended August 31, 2020, the following
Funds incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                 Qualified Late Year Losses
                                                            ------------------------------------
                                                             Ordinary Losses     Capital Losses
                                                            ----------------    ----------------
FT Cboe Vest U.S. Equity Buffer ETF - August                   $   85,833          $       --
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                 803,124                  --


G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois
corporation controlled by James A. Bowen, Chief Executive Officer of First
Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.85% of each Fund's average daily net assets with the exception of BUFR and BUFD which each pay an annual unitary management fee of 0.20%.

First Trust is responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management
Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Cboe Vest Financial LLC ("Cboe Vest"), an affiliate of First Trust, serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First
Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment
Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFR and BUFD), the Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months (or shorter period during the first eleven months of the Investment Sub-Advisory Agreement)
are subtracted from the unitary management fee for that month. Pursuant to the
Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFR and BUFD, the Advisor and Cboe Vest, First Trust will supervise
Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less
Cboe Vest's 50% share of each of BUFR and BUFD's expenses for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2021, the Funds, except BUFR and BUFD, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFR and BUFD, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

For the period ended February 28, 2021, the cost of purchases and proceeds from sales of investments for BUFR and BUFD, excluding short-term investments and in-kind transactions, were as follows:


                                                               Purchases             Sales
                                                            ----------------    ----------------
FT Cboe Vest Fund of Buffer ETFs                             $    2,517,022      $      563,897
FT Cboe Vest Fund of Deep Buffer ETFs                                 3,826               7,117


For the period ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                               Purchases             Sales
                                                            ----------------    ----------------
FT Cboe Vest U.S. Equity Buffer ETF - January                $   59,567,613      $           --
FT Cboe Vest U.S. Equity Deep Buffer ETF - January               29,127,830                  --
FT Cboe Vest U.S. Equity Buffer ETF - February                   28,535,985         181,946,764
FT Cboe Vest U.S. Equity Deep Buffer ETF - February              15,585,981         991,466,888
FT Cboe Vest U.S. Equity Buffer ETF - May                        19,234,051                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - May                    4,519,227          18,223,778
FT Cboe Vest U.S. Equity Buffer ETF - June                        7,504,778           3,444,687
FT Cboe Vest U.S. Equity Deep Buffer ETF - June                   5,525,591          27,040,861
FT Cboe Vest U.S. Equity Buffer ETF - July                        7,215,834                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - July                   7,133,166          17,805,051
FT Cboe Vest U.S. Equity Buffer ETF - August                     60,980,446                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - August                27,636,469          13,823,545
FT Cboe Vest U.S. Equity Buffer ETF - September                  17,461,337                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - September             28,740,603                  --
FT Cboe Vest U.S. Equity Buffer ETF - October                    24,012,881                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - October                9,863,739                  --
FT Cboe Vest U.S. Equity Buffer ETF - November                   49,053,898         150,929,907
FT Cboe Vest U.S. Equity Deep Buffer ETF - November               5,634,823          86,356,680
FT Cboe Vest U.S. Equity Buffer ETF - December                   33,397,690                  --
FT Cboe Vest U.S. Equity Deep Buffer ETF - December              15,424,333                  --
FT Cboe Vest Fund of Buffer ETFs                                100,472,140           2,144,872
FT Cboe Vest Fund of Deep Buffer ETFs                            15,084,004                  --


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                          ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                               ----------------------------------------   ----------------------------------------
DERIVATIVES                    STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT    RISK EXPOSURE     LIABILITIES LOCATION          VALUE         LIABILITIES LOCATION         VALUE
-----------   --------------   ------------------------   -------------   ------------------------   -------------
FJAN
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value        $  93,665,360   written, at value          $   6,918,240

DJAN
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           94,035,139   written, at value              5,952,301

FFEB
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          186,644,800   written, at value             14,277,248

DFEB
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          342,989,797   written, at value             18,095,410


                                                                        Page 113


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)


                                          ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                               ----------------------------------------   ----------------------------------------
DERIVATIVES                    STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT    RISK EXPOSURE     LIABILITIES LOCATION          VALUE         LIABILITIES LOCATION         VALUE
-----------   --------------   ------------------------   -------------   ------------------------   -------------
FMAY
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value        $  68,205,700   written, at value          $   9,386,618

DMAY
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           20,054,791   written, at value              3,672,013

FJUN
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           52,147,547   written, at value              4,367,744

DJUN
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           14,832,496   written, at value              1,892,576

FJUL
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           28,801,222   written, at value              2,371,596

DJUL
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           16,122,778   written, at value              1,858,346

FAUG
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           98,484,275   written, at value              6,468,080

DAUG
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          117,555,122   written, at value             10,080,850

FSEP
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           22,633,713   written, at value              1,734,495

DSEP
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           31,110,034   written, at value              3,209,075

FOCT
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           60,648,437   written, at value              3,923,276

DOCT
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           36,686,916   written, at value              2,884,601

FNOV
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          208,921,943   written, at value             15,632,199

DNOV
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value          102,816,134   written, at value              8,321,309



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)


                                          ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                               ----------------------------------------   ----------------------------------------
DERIVATIVES                    STATEMENTS OF ASSETS AND                   STATEMENTS OF ASSETS AND
INSTRUMENT    RISK EXPOSURE     LIABILITIES LOCATION          VALUE         LIABILITIES LOCATION         VALUE
-----------   --------------   ------------------------   -------------   ------------------------   -------------
FDEC
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value        $  69,025,591   written, at value          $   4,844,622

DDEC
                               Options contracts                          Options contracts
Options       Equity Risk      purchased, at value           63,111,949   written, at value              4,112,732


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
February 28, 2021, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                                              EQUITY RISK
                                           ---------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION               FJAN         DJAN          FFEB          DFEB         FMAY          DMAY
-------------------------------------      ---------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts             $    (69,848) $         --  $ 32,473,332  $ 88,718,215  $   665,926  $  3,812,131
   Written options contracts                     10,930            --     1,752,500   (10,658,206)    (555,303)       52,489

Net change in unrealized appreciation
 (depreciation) on:
   Purchased options contracts                 (543,541)     (862,672)  (17,292,441)  (68,413,238)   3,968,902    (2,498,460)
   Written options contracts                     44,075       490,978    (1,372,575)   11,910,374   (1,440,396)     (969,957)

                                                                              EQUITY RISK
                                           ---------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION               FJUN         DJUN          FJUL          DJUL         FAUG          DAUG
-------------------------------------      ---------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts             $    856,308  $  5,014,943  $  1,030,640  $  2,975,749  $ 1,018,139  $  2,621,404
   Written options contracts                    171,779      (528,138)     (282,713)      264,482      (11,856)     (868,340)

Net change in unrealized appreciation
 (depreciation) on:
   Purchased options contracts                2,201,716    (3,259,315)    1,250,044    (1,873,616)   5,462,794     5,767,053
   Written options contracts                   (151,826)     (411,413)      273,618      (722,880)     976,393    (1,806,094)

                                                                              EQUITY RISK
                                           ---------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS LOCATION               FSEP         DSEP          FOCT          DOCT         FNOV          DNOV
-------------------------------------      ---------------------------------------------------------------------------------
Net realized gain (loss) on:
   Purchased options contracts             $    123,443  $    251,456  $     72,176  $    272,375  $13,777,135  $ 22,335,900
   Written options contracts                    (40,764)     (134,521)      (29,585)     (175,179)   4,549,665      (857,366)

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                1,721,630     2,708,377     3,249,848     2,532,480   (5,002,790)  (16,168,871)
   Written options contracts                    (87,576)   (1,321,229)      170,872    (1,113,342)  (1,889,060)       (3,852)

                                                  EQUITY RISK
                                           --------------------------
STATEMENTS OF OPERATIONS LOCATION               FDEC         DDEC
-------------------------------------      --------------------------
Net realized gain (loss) on:
   Purchased options contracts             $     63,212  $    426,568
   Written options contracts                    (56,644)     (296,501)

Net change in unrealized appreciation
  (depreciation) on:
   Purchased options contracts                  680,206       824,951
   Written options contracts                     95,608      (510,691)


                                                                        Page 115


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 28, 2021, on each Fund's options contracts.


                                                PREMIUMS FOR                           PREMIUMS FOR
                             PREMIUMS FOR         PURCHASED                           WRITTEN OPTIONS
                               PURCHASED      OPTIONS CONTRACTS     PREMIUMS FOR     CONTRACTS CLOSED,
                          OPTIONS CONTRACTS   CLOSED, EXERCISED   WRITTEN OPTIONS      EXERCISED AND
                                OPENED           AND EXPIRED      CONTRACTS OPENED        EXPIRED
                          ----------------------------------------------------------------------------
           FJAN           $      99,134,257   $       4,925,356   $      7,331,805   $         369,490
           DJAN                  94,897,811                  --          6,443,279                  --
           FFEB                 447,201,872         465,939,131         24,683,611          25,068,522
           DFEB                 812,996,396         965,267,589         45,213,621          48,327,680
           FMAY                  41,678,674          20,957,703          4,835,740           2,256,626
           DMAY                  25,882,194          16,492,673          4,698,156           4,002,508
           FJUN                   8,728,598          11,722,837            694,379           1,058,828
           DJUN                  24,137,480          28,766,491          3,186,680           4,072,577
           FJUL                  18,585,211          27,073,490          1,425,459           1,983,466
           DJUL                  24,709,445          20,279,529          2,826,606           3,002,752
           FAUG                  89,556,536          35,471,923          6,740,656           2,401,267
           DAUG                  40,047,543          70,346,832          2,359,408           4,229,850
           FSEP                  24,260,659           3,348,576          1,866,675             219,756
           DSEP                  36,384,871           7,983,214          2,428,789             540,943
           FOCT                  62,339,071           4,940,482          4,384,612             290,464
           DOCT                  38,972,462           4,818,026          2,057,771             286,512
           FNOV                 342,549,417         273,355,592         17,271,348          10,805,296
           DNOV                 207,050,237         244,242,809         10,143,230          12,600,544
           FDEC                  84,793,220          16,447,835          6,063,264           1,123,034
           DDEC                  89,825,082          27,538,084          5,368,424           1,766,383


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021 for
FAUG, DAUG, FNOV and DNOV, February 1, 2022 for FFEB and DFEB, May 1, 2022 for
FMAY and DMAY, June 1, 2022 for FJUN and DJUN, July 1, 2022 for FJUL and DJUL,
August 7, 2022 for BUFR, September 1, 2022 for FSEP and DSEP, October 1, 2022
for FOCT and DOCT, December 8, 2022 for FDEC and DDEC, January 10, 2023 for FJAN
and DJAN, and January 15, 2023 for BUFD.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.

                                                                        Page 117


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities,

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        ADDITIONAL RISK CONSIDERATIONS FOR THE FT CBOE VEST U.S. EQUITY
           BUFFER ETFS AND FT CBOE VEST U.S. EQUITY DEEP BUFFER ETFS

ABSENCE OF AN ACTIVE MARKET RISK. The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for a Fund and only an authorized participant may engage in creation or redemption transactions directly with the Funds and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants' ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the
Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

BUFFERED LOSS RISK. There can be no guarantee that a Fund will be successful in its strategy to buffer against Underlying ETF losses if the Underlying ETF decreases over the Target Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund's strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the day on which the Fund enters into the FLEX
Options and held until those FLEX Options expire at the end of each Target
Outcome Period. In the event an investor purchases shares after the date on which the FLEX Options were entered into or sells shares prior to the expiration of the FLEX Options, the buffer that the Fund seeks to provide may not be available.

CAP CHANGE RISK. A new cap is established at the beginning of each Target
Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

CAPPED UPSIDE RISK. The Funds' strategies seek to provide returns that match those of the Underlying ETF for Fund shares purchased on the first day of a
Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those that the Fund seeks to achieve. If the Underlying ETF experiences gains during a Target Outcome Period, a Fund will not participate in those gains beyond the cap. In the event an investor purchases Fund shares after the first day of a Target Outcome Period and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Fund shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. A Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX
Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX
Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options)
or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX
Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members ("clearing members") can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. Although clearing members guarantee performance of their clients' obligations to the OCC, there is a risk that the assets of a Fund might not be fully protected in the event of a clearing member's bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member's customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the
FLEX Options does not increase or decrease at the same rate as the Underlying
ETF (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the
Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Funds.

TARGET OUTCOME PERIOD RISK. The Funds' investment strategies are designed to deliver returns that match the Underlying ETF if Fund shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of a
Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period. In the event an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the value of that investor's investment in Fund shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the cap for the investor's investment period.

UNDERLYING ETF RISK. The Funds invest in FLEX Options that reference an ETF, which subjects the Funds to certain of the risks of owning shares of an ETFs as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds' shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

            NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
INVESTMENT SUB-ADVISORY AGREEMENT FOR FT CBOE VEST FUND OF DEEP BUFFER ETFS

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor"), on behalf of FT Cboe Vest Fund of Deep Buffer ETFs (the "Fund"), and the Investment
Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the
Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on January 14, 2021. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the

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                         FEBRUARY 28, 2021 (UNAUDITED)

standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted that the Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund
Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.20% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund
(including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was below the median total (net) expense ratio
(excluding acquired fund fees and expenses, as applicable) of the peer funds in the Expense Group. The Board also noted that the Fund's total (net) expense ratio (including the estimated acquired fund fees and expenses) was below the median total (net) expense ratio (including acquired fund fees and expenses, as applicable) of the peer funds in the Expense Group. With respect to the Expense
Group, the Board discussed with representatives of the Advisor how the Expense
Group was assembled and how the Fund compared and differed from the peer funds.
The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be most comparable to other ETFs in the First Trust
Fund Complex that invest in underlying ETFs, including ETFs in the First Trust
Fund Complex, and pay unitary fees equal to annual rates of 0.20% or 0.30% of

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

their respective average daily net assets. The Board noted that the Advisor and the Sub-Advisor manage an ETF that also invests substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor and pays a unitary fee equal to an annual rate of 0.20% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the
Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the
Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted
that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the
Sub-Advisor's statement that it does not foresee any fall-out benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund's investment causes their assets to grow. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

  BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
                   AND INVESTMENT SUB-ADVISORY AGREEMENTS FOR
                   FT CBOE VEST U.S. EQUITY BUFFER ETF - JUNE
                FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JUNE
                   FT CBOE VEST U.S. EQUITY BUFFER ETF - JULY
                FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JULY
                FT CBOE VEST U.S. EQUITY BUFFER ETF - SEPTEMBER
              FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - SEPTEMBER
                 FT CBOE VEST U.S. EQUITY BUFFER ETF - OCTOBER
               FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - OCTOBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the Investment
Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P.
(the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory
Agreement" and together with the Advisory Agreement, the "Agreements") among the
Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following eight series of the Trust (each a "Fund" and collectively, the
"Funds"):

    FT Cboe Vest U.S. Equity Buffer ETF - June (FJUN)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - June (DJUN)
    FT Cboe Vest U.S. Equity Buffer ETF - July (FJUL)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - July (DJUL)
    FT Cboe Vest U.S. Equity Buffer ETF - September (FSEP)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - September (DSEP)
    FT Cboe Vest U.S. Equity Buffer ETF - October (FOCT)
    FT Cboe Vest U.S. Equity Deep Buffer ETF - October (DOCT)

                                                                        Page 123


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 9, 2020. The Board determined for each Fund that the
Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the
Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP") and First
Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent
Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, the Board reviewed the materials provided by the Sub-Advisor and noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style, as well as the Board's prior meeting with representatives of the Sub-Advisor in October 2019. The Board noted that the Sub-Advisor manages six other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the
Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each
Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the unitary fee for each Fund was above the median total (net)
expense ratio of the peer funds in its Expense Group. With respect to the
Expense Groups, the Board discussed with representatives of the Advisor how the
Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered that the Funds are part of the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

FT Cboe Vest U.S. Equity Target Outcome ETF product line in the First Trust Fund
Complex and noted that six ETFs in the product line, identical to the Funds except with respect to the target outcome periods, had been launched since
November 2019, each of which also pays a unitary fee equal to an annual rate of
0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the
Advisory Agreement for the Fund to be profitable to the Advisor and the
Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the
Sub-Advisor, but did not review any potential profitability of the Sub-Advisory
Agreement for each Fund to the Sub-Advisor. The Board considered that the
Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the
Funds. The Board noted that FTCP has a controlling ownership interest in the
Sub-Advisor's parent company and considered potential fall-out benefits to the
Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the
Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

  BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
                   AND INVESTMENT SUB-ADVISORY AGREEMENTS FOR
                 FT CBOE VEST U.S. EQUITY BUFFER ETF - JANUARY
               FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - JANUARY
                 FT CBOE VEST U.S. EQUITY BUFFER ETF - DECEMBER
              FT CBOE VEST U.S. EQUITY DEEP BUFFER ETF - DECEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, unanimously approved the Investment
Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P.
(the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory
Agreement" and together with the Advisory Agreement, the "Agreements") among the
Trust, the Advisor and Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of the following four series of the Trust (each a "Fund" and collectively, the
"Funds"):

   FT Cboe Vest U.S. Equity Buffer ETF - January (FJAN)
   FT Cboe Vest U.S. Equity Deep Buffer ETF - January (DJAN)
   FT Cboe Vest U.S. Equity Buffer ETF - December (FDEC)
   FT Cboe Vest U.S. Equity Deep Buffer ETF - December (DDEC)

The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on June 8, 2020. The Board determined for each Fund that the
Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting

                                                                        Page 125


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the
Fund's Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the
Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First Trust Portfolios L.P. ("FTP")
and First Trust Capital Partners, LLC ("FTCP"), and the Sub-Advisor; and
information on the Advisor's and the Sub-Advisor's compliance programs. The
Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 8, 2020 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Funds, and the
Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted that the Sub-Advisor manages eight other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex.
Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the
Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.85% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the
Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that the Advisor would be responsible for each Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each
Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the
Board noted that the unitary fee rate for each Fund was above the median total
(net) expense ratio of the peer funds in its Expense Group. With respect to the
Expense Groups, the Board discussed with representatives of the Advisor how the
Expense Groups were assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered that the Funds are part of the FT Cboe Vest U.S. Equity Target Outcome ETF product line in the First Trust Fund Complex and noted that eight ETFs in the product line, identical to the Funds except with respect to the target outcome periods, had been launched since November 2019, each of which also pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets and is sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the
Sub-Advisor from the unitary fee, was fair and reasonable.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The Board noted that the proposed unitary fee for each Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Funds. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for each Fund at which the Advisor expects the
Advisory Agreement for the Fund to be profitable to the Advisor and the
Advisor's estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the
Sub-Advisor, but did not review any potential profitability of the Sub-Advisory
Agreement for each Fund to the Sub-Advisor. The Board considered that the
Sub-Advisor would be paid by the Advisor from each Fund's unitary fee and its understanding that the sub-advisory fee rate for each Fund was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the
Funds. The Board noted that FTCP has a controlling ownership interest in the
Sub-Advisor's parent company and considered potential fall-out benefits to the
Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the
Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                                                                        Page 127

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                      This page intentionally left blank.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        FT Cboe Vest Growth-100 Buffer ETF - December (QDEC)

        FT Cboe Vest International Equity Buffer ETF - December (YDEC)

----------------------------
     Semi-Annual Report
       For the Period
     December 18, 2020
(Commencement of Operations)
 through February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Cboe Vest Financial LLC ("Cboe Vest" or the
"Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February
28, 2021. Please note that the FT Cboe Vest Growth-100 Buffer ETF - December
("QDEC") and the FT Cboe Vest International Equity Buffer ETF - December
("YDEC") were incepted on December 18, 2020, and so information in this letter and the report prior to that date will not apply to these Funds.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER (QDEC)

The investment objective of the FT Cboe Vest Growth-100 Buffer ETF - December
(the "Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the Invesco QQQ Trust(SM), Series 1
(the "Underlying ETF"), up to a predetermined upside cap of 17.04% (before fees, expenses and taxes) and 16.14% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the
Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from
December 21, 2020 to December 17, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in
FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF. The Fund will not terminate at the end of the
Outcome Period; instead, a subsequent Outcome Period will begin. At the start of each new Outcome Period, the Fund resets by investing in a new set of FLEX
Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases
Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome
Period. The Fund is classified as non-diversified under the Investment Company
Act of 1940, as amended. The shares of the Fund are listed and traded on the
Cboe BZX Exchange, Inc., under the ticker symbol "QDEC."


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                   CUMULATIVE
                                                                  TOTAL RETURNS
                                                                    Inception
                                                                   (12/18/20)
                                                                   to 2/28/21

FUND PERFORMANCE
NAV                                                                    1.11%
Market Price                                                           0.81%

INDEX PERFORMANCE
Nasdaq 100 Stock Index                                                 1.34%
--------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 18, 2020 - FEBRUARY 28, 2021

                 FT Cboe Vest Growth-100               Nasdaq 100
                  Buffer ETF - December                Stock Index
12/18/20                 $10,000                         $10,000
2/28/21                   10,111                          10,134


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC) The investment objective of the FT Cboe Vest International Equity Buffer ETF - December (the
"Fund") is to seek to provide investors with returns (before fees, expenses and taxes) that match the price return of the iShares MSCI EAFE ETF (the "Underlying
ETF"), up to a predetermined upside cap of 13.79% (before fees, expenses and taxes) and 12.89% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 21,
2020 to December 17, 2021 (the "Outcome Period"). Under normal market conditions, the Fund will invest substantially all of its assets in FLexible
EXchange(R) Options ("FLEX Options") that reference the price performance of the
Underlying ETF. The Fund will not terminate at the end of the Outcome Period;
instead, a subsequent Outcome Period will begin. At the start of each new
Outcome Period, the Fund resets by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. An investor that purchases Fund shares other than on the first day of an Outcome Period and/or sells Fund shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the Cboe BZX Exchange,
Inc., under the ticker symbol "YDEC."


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                   CUMULATIVE
                                                                  TOTAL RETURNS
                                                                    Inception
                                                                   (12/18/20)
                                                                   to 2/28/21

FUND PERFORMANCE
NAV                                                                    1.84%
Market Price                                                           1.55%

INDEX PERFORMANCE
MSCI EAFE Index                                                        1.75%
--------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 4.)


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       DECEMBER 18, 2020 - FEBRUARY 28, 2021

                  FT Cboe Vest International           Nasdaq 100
                 Equity Buffer ETF - December          Stock Index
12/18/20                   $10,000                       $10,000
2/28/21                     10,184                        10,175


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to FT Cboe Vest Growth-100 Buffer ETF - December ("QDEC") and FT Cboe
Vest International Equity Buffer ETF - December ("YDEC") (each a "Fund" and collectively, the "Funds"). First Trust is responsible for the ongoing monitoring of each Fund's investment portfolio, managing each Fund's business affairs and providing certain administrative services necessary for the management of each Fund.

                                  SUB-ADVISOR

Cboe VestSM Financial LLC ("Cboe Vest" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds. In this capacity, Cboe Vest is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio. Cboe Vest, with principal offices at 1765 Greensboro
Station Pl., 9th Floor, McLean, Virginia 22102, was founded in 2012. Cboe Vest had approximately $2.4 billion under management or committed to management as of
February 28, 2021.

                           PORTFOLIO MANAGEMENT TEAM

KARAN SOOD, MANAGING DIRECTOR OF CBOE VEST

HOWARD RUBIN, MANAGING DIRECTOR OF CBOE VEST

                                                                          Page 5


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of FT Cboe Vest Growth-100 Buffer ETF - December and FT Cboe
Vest International Equity Buffer ETF - December (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month (or shorter) period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED         EXPENSES PAID
                                                                                           EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING             ENDING          BASED ON THE    DECEMBER 18, 2020 (a)
                                                   ACCOUNT VALUE        ACCOUNT VALUE     NUMBER OF DAYS            TO
                                               DECEMBER 18, 2020 (a)  FEBRUARY 28, 2021    IN THE PERIOD   FEBRUARY 28, 2021 (b)
--------------------------------------------------------------------------------------------------------------------------------
FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER (QDEC)
Actual                                              $1,000.00            $1,011.10             0.90%                $1.81
Hypothetical (5% return before expenses)            $1,000.00            $1,020.33             0.90%                $4.51

FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)
Actual                                              $1,000.00            $1,018.40             0.90%                $1.82
Hypothetical (5% return before expenses)            $1,000.00            $1,020.33             0.90%                $4.51


(a) Inception date.

(b)  Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (December
     18, 2020 through February 28, 2021), multiplied by 73/365. Hypothetical expenses are assumed for the most recent six-month period.


FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER (QDEC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.1%

       721,046  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $     721,046
                (Cost $721,046)                                                                                    -------------

                TOTAL INVESTMENTS -- 1.1%........................................................................        721,046
                (Cost $721,046) (b)                                                                                -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 108.9%

CALL OPTIONS PURCHASED -- 99.2%
         2,240  Invesco QQQ Trust(SM), Series 1........................  $  70,367,360  $      3.10    12/17/21       69,673,039
                (Cost $70,026,863)                                                                                 -------------

PUT OPTIONS PURCHASED -- 9.7%
         2,240  Invesco QQQ Trust(SM), Series 1........................     70,367,360       310.06    12/17/21        6,789,682
                (Cost $6,616,789)                                                                                  -------------

                TOTAL PURCHASED OPTIONS..........................................................................     76,462,721
                (Cost $76,643,652)                                                                                 -------------

WRITTEN OPTIONS -- (9.9)%

CALL OPTIONS WRITTEN -- (3.6)%
        (2,240) Invesco QQQ Trust(SM), Series 1 .......................    (70,367,360)      362.89    12/17/21       (2,550,798)
                (Premiums received $2,778,866)                                                                     -------------

PUT OPTIONS WRITTEN -- (6.3)%
        (2,240) Invesco QQQ Trust(SM), Series 1........................    (70,367,360)      279.05    12/17/21       (4,379,496)
                (Premiums received $4,214,553)                                                                     -------------

                TOTAL WRITTEN OPTIONS............................................................................     (6,930,294)
                (Premiums received $6,993,419)                                                                     -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................        (44,533)
                                                                                                                   -------------
                NET ASSETS -- 100.0%.............................................................................  $  70,208,940
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $400,961 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $518,767. The net unrealized depreciation was
      $117,806. The unrealized amounts presented are inclusive of derivative contracts.

                        See Notes to Financial Statements                 Page 7


FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER (QDEC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $     721,046     $     721,046    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................        721,046           721,046               --                --
Call Options Purchased...........................     69,673,039                --       69,673,039                --
Put Options Purchased............................      6,789,682                --        6,789,682                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  77,183,767     $     721,046    $  76,462,721     $          --
                                                   =============     =============    =============     =============

                                               LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $  (2,550,798)    $          --    $  (2,550,798)    $          --
Put Options Written..............................     (4,379,496)               --       (4,379,496)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $  (6,930,294)    $          --    $  (6,930,294)    $          --
                                                   =============     =============    =============     =============


Page 8                  See Notes to Financial Statements


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)


    SHARES                                                 DESCRIPTION                                                 VALUE
--------------  -------------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.2%

        92,746  Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (a)........................  $      92,746
                (Cost $92,746)                                                                                     -------------

                TOTAL INVESTMENTS -- 1.2%........................................................................         92,746
                (Cost $92,746) (b)                                                                                 -------------



  NUMBER OF                                                                NOTIONAL      EXERCISE     EXPIRATION
  CONTRACTS                           DESCRIPTION                           AMOUNT         PRICE         DATE          VALUE
--------------  -------------------------------------------------------  -------------  -----------  ------------  -------------
PURCHASED OPTIONS -- 103.7%

CALL OPTIONS PURCHASED -- 97.3%
         1,104  iShares MSCI EAFE ETF..................................  $   8,170,704  $      0.73    12/17/21        7,956,221
                (Cost $7,900,809)                                                                                  -------------

PUT OPTIONS PURCHASED -- 6.4%
         1,104  iShares MSCI EAFE ETF..................................      8,170,704        72.67    12/17/21          519,414
                (Cost $598,520)                                                                                    -------------

                TOTAL PURCHASED OPTIONS..........................................................................      8,475,635
                (Cost $8,499,329)                                                                                  -------------

WRITTEN OPTIONS -- (4.8)%

CALL OPTIONS WRITTEN -- (1.3)%
        (1,104) iShares MSCI EAFE ETF..................................     (8,170,704)       82.69    12/17/21         (105,914)
                (Premiums received $135,710)                                                                       -------------

PUT OPTIONS WRITTEN -- (3.5)%
        (1,104) iShares MSCI EAFE ETF..................................     (8,170,704)       65.40    12/17/21         (283,509)
                (Premiums received $334,157)                                                                       -------------

                TOTAL WRITTEN OPTIONS............................................................................       (389,423)
                (Premiums received $469,867)                                                                       -------------

                NET OTHER ASSETS AND LIABILITIES -- (0.1)%.......................................................         (4,954)
                                                                                                                   -------------
                NET ASSETS -- 100.0%............................................................................   $   8,174,004
                                                                                                                   =============


-----------------------------
(a)   Rate shown reflects yield as of February 28, 2021.

(b)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,856 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,106. The net unrealized appreciation was
      $56,750. The unrealized amounts presented are inclusive of derivative contracts.

                        See Notes to Financial Statements                 Page 9


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                    ASSETS TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Money Market Funds...............................  $      92,746     $      92,746    $          --     $          --
                                                   -------------     -------------    -------------     -------------
Total Investments................................         92,746            92,746               --                --
Call Options Purchased...........................      7,956,221                --        7,956,221                --
Put Options Purchased............................        519,414                --          519,414                --
                                                   -------------     -------------    -------------     -------------
Total............................................  $   8,568,381     $      92,746    $   8,475,635     $          --
                                                   =============     =============    =============     =============

                                                LIABILITIES TABLE
                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     2/28/2021          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Call Options Written.............................  $    (105,914)    $          --    $    (105,914)    $          --
Put Options Written..............................       (283,509)               --         (283,509)               --
                                                   -------------     -------------    -------------     -------------
Total............................................  $    (389,423)    $          --    $    (389,423)    $          --
                                                   =============     =============    =============     =============


Page 10                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                                                           FT CBOE VEST        FT CBOE VEST
                                                                                            GROWTH-100         INTERNATIONAL
                                                                                           BUFFER ETF -     EQUITY BUFFER ETF -
                                                                                             DECEMBER            DECEMBER
                                                                                              (QDEC)              (YDEC)
                                                                                        -----------------    -----------------
ASSETS:
Investments, at value................................................................   $         721,046    $          92,746
Options contracts purchased, at value................................................          76,462,721            8,475,635
Dividends receivable.................................................................                  15                    2
                                                                                        -----------------    -----------------
   Total Assets......................................................................          77,183,782            8,568,383
                                                                                        -----------------    -----------------

LIABILITIES:
Options contracts written, at value..................................................           6,930,294              389,423
Investment advisory fees payable.....................................................              44,548                4,956
                                                                                        -----------------    -----------------
   Total Liabilities.................................................................           6,974,842              394,379
                                                                                        -----------------    -----------------
NET ASSETS...........................................................................   $      70,208,940    $       8,174,004
                                                                                        =================    =================

NET ASSETS CONSIST OF:
Paid-in capital......................................................................   $      70,368,313    $       8,122,866
Par value............................................................................              35,000                4,000
Accumulated distributable earnings (loss)............................................            (194,373)              47,138
                                                                                        -----------------    -----------------
NET ASSETS...........................................................................   $      70,208,940    $       8,174,004
                                                                                        =================    =================
NET ASSET VALUE, per share...........................................................   $           20.06    $           20.43
                                                                                        =================    =================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)............................................           3,500,002              400,002
                                                                                        =================    =================
Investments, at cost.................................................................   $         721,046    $          92,746
                                                                                        =================    =================
Premiums paid on options contracts purchased.........................................   $      76,643,652    $       8,499,329
                                                                                        =================    =================
Premiums received on options contracts written.......................................   $       6,993,419    $         469,867
                                                                                        =================    =================


                        See Notes to Financial Statements                Page 11


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2021 (a) (UNAUDITED)


                                                                                           FT CBOE VEST        FT CBOE VEST
                                                                                            GROWTH-100         INTERNATIONAL
                                                                                           BUFFER ETF -     EQUITY BUFFER ETF -
                                                                                             DECEMBER            DECEMBER
                                                                                              (QDEC)              (YDEC)
                                                                                        -----------------    -----------------
INVESTMENT INCOME:
Dividends............................................................................   $              28    $               6
                                                                                        -----------------    -----------------
   Total investment income...........................................................                  28                    6
                                                                                        -----------------    -----------------

EXPENSES:
Investment advisory fees.............................................................              76,595                9,618
                                                                                        -----------------    -----------------
   Total expenses....................................................................              76,595                9,618
                                                                                        -----------------    -----------------
NET INVESTMENT INCOME (LOSS).........................................................             (76,567)              (9,612)
                                                                                        -----------------    -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Purchased options contracts.......................................................                  --                   --
   Written options contracts.........................................................                  --                   --
                                                                                        -----------------    -----------------
Net realized gain (loss).............................................................                  --                   --
                                                                                        -----------------    -----------------
Net change in unrealized appreciation (depreciation) on:
   Purchased options contracts.......................................................            (180,931)             (23,694)
   Written options contracts.........................................................              63,125               80,444
                                                                                        -----------------    -----------------
Net change in unrealized appreciation (depreciation).................................            (117,806)              56,750
                                                                                        -----------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................................            (117,806)              56,750
                                                                                        -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................................   $        (194,373)   $          47,138
                                                                                        =================    =================


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 12                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 18, 2020 (a) THROUGH FEBRUARY 28, 2021 (UNAUDITED)


                                                                                           FT CBOE VEST        FT CBOE VEST
                                                                                            GROWTH-100         INTERNATIONAL
                                                                                           BUFFER ETF -     EQUITY BUFFER ETF -
                                                                                             DECEMBER            DECEMBER
                                                                                              (QDEC)              (YDEC)
                                                                                        -----------------    -----------------
OPERATIONS:
Net investment income (loss).........................................................   $         (76,567)   $          (9,612)
Net realized gain (loss).............................................................                  --                   --
Net change in unrealized appreciation (depreciation).................................            (117,806)              56,750
                                                                                        -----------------    -----------------
Net increase (decrease) in net assets resulting from operations......................            (194,373)              47,138
                                                                                        -----------------    -----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................          70,403,313            8,126,866
Cost of shares redeemed..............................................................                  --                   --
                                                                                        -----------------    -----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.....................................................          70,403,313            8,126,866
                                                                                        -----------------    -----------------
Total increase (decrease) in net assets..............................................          70,208,940            8,174,004
NET ASSETS:
Beginning of period..................................................................                  --                   --
                                                                                        -----------------    -----------------
End of period........................................................................   $      70,208,940    $       8,174,004
                                                                                        =================    =================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................                  --                   --
Shares sold..........................................................................           3,500,002              400,002
Shares redeemed......................................................................                  --                   --
                                                                                        -----------------    -----------------
Shares outstanding, end of period....................................................           3,500,002              400,002
                                                                                        =================    =================


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 13


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER (QDEC)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   19.84
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.02)
Net realized and unrealized gain (loss)........................          0.24
                                                                    ---------
Total from investment operations...............................          0.22
                                                                    ---------
Net asset value, end of period.................................     $   20.06
                                                                    =========
TOTAL RETURN (b)...............................................          1.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $  70,209
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.90% (c)
Ratio of net investment income (loss) to average net assets....         (0.90)% (c)
Portfolio turnover rate (d)....................................             0%


FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER (YDEC)


                                                                     PERIOD
                                                                      ENDED
                                                                  2/28/2021 (a)
                                                                   (UNAUDITED)
                                                                 ---------------
Net asset value, beginning of period...........................     $   20.06
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................         (0.02)
Net realized and unrealized gain (loss)........................          0.39
                                                                    ---------
Total from investment operations...............................          0.37
                                                                    ---------
Net asset value, end of period.................................     $   20.43
                                                                    =========
TOTAL RETURN (b)...............................................          1.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................     $   8,174
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................          0.90% (c)
Ratio of net investment income (loss) to average net assets....         (0.90)% (c)
Portfolio turnover rate (d)....................................             0%


(a)   Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

Page 14                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the two funds (each a "Fund" and collectively, "the Funds")
listed below. The shares of each Fund are listed and traded on the Cboe BZX
Exchange, Inc. ("Cboe BZX").

    FT Cboe Vest Growth-100 Buffer ETF - December - (Cboe BZX ticker "QDEC")(1)
    FT Cboe Vest International Equity Buffer ETF - December - (Cboe BZX ticker
       "YDEC")(1)

    (1) Commenced investment operations on December 18, 2020.

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund.

The investment objective of QDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the Invesco QQQ
Trust(SM), Series 1 (the "Underlying ETF"), up to a predetermined upside cap of
17.04% (before fees, expenses and taxes) and 16.14% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 21, 2020 to December 17, 2021.

The investment objective of YDEC is to seek to provide investors with returns
(before fees, expenses and taxes) that match the price return of the iShares
MSCI EAFE ETF (the "Underlying ETF"), up to a predetermined upside cap of 13.79%
(before fees, expenses and taxes) and 12.89% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee), while providing a buffer against the first 10% (before fees, expenses and taxes) of Underlying ETF losses, over the period from December 21, 2020 to December 17, 2021.

Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange(R) Options ("FLEX Options") that reference the price performance of the Underlying ETF.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
      Over-the-counter options contracts are fair valued at the mean of their

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

      most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or third-party pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

C. FLEX OPTIONS

FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.

Each Fund will purchase and sell call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund will hold that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each
Fund purchases or sells the option. The FLEX Options held by each Fund are
European style options, which are exercisable at the strike price only on the
FLEX Option expiration date.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable period, none of the Funds paid a distribution.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of February 28, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.90% of each Fund's average daily net assets.

First Trust and Cboe Vest Financial LLC ("Cboe Vest"), an affiliate of First
Trust, are responsible for each Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

                                                                         Page 17


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Cboe Vest serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management
Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the
Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the
Advisor and Cboe Vest, First Trust will supervise Cboe Vest and its management of the investment of each Fund's assets and will pay Cboe Vest for its services as the Funds' sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Cboe Vest's 50% share of each Fund's expenses for that month.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2021, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each
Fund holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.

For the period ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
FT Cboe Vest Growth-100 Buffer ETF - December                   $ 26,455,380    $         --
FT Cboe Vest International Equity Buffer ETF - December            4,522,841              --


                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by each Fund at
February 28, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.


                                                    ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                                        ---------------------------------------   ---------------------------------------
DERIVATIVES                              STATEMENTS OF ASSETS AND                  STATEMENTS OF ASSETS AND
INSTRUMENT          RISK EXPOSURE          LIABILITIES LOCATION        VALUE         LIABILITIES LOCATION        VALUE
------------------  ------------------  --------------------------  -----------   --------------------------  -----------
QDEC
                                        Options contracts                         Options contracts
Options             Equity Risk         purchased, at value         $76,462,721   written, at value           $ 6,930,294

YDEC
                                        Options contracts                         Options contracts
Options             Equity Risk         purchased, at value           8,475,635   written, at value               389,423



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended
February 28, 2021, on each Fund's derivative instruments, as well as the primary underlying risk exposure associated with the instruments.


                                                    EQUITY RISK
                                             --------------------------
STATEMENTS OF OPERATIONS LOCATION               QDEC           YDEC
-----------------------------------          --------------------------
Net realized gain (loss) on:
   Purchased options contracts               $       --      $       --
   Written options contracts                         --              --

Net change in unrealized
 appreciation (depreciation) on:
   Purchased options contracts                 (180,931)        (23,694)
   Written options contracts                     63,125          80,444


The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and
Liabilities.

The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 28, 2021, on each Fund's options contracts.


                                              PREMIUMS FOR                                 PREMIUMS FOR
                       PREMIUMS FOR             PURCHASED                                 WRITTEN OPTIONS
                         PURCHASED          OPTIONS CONTRACTS        PREMIUMS FOR        CONTRACTS CLOSED,
                     OPTIONS CONTRACTS      CLOSED, EXERCISED      WRITTEN OPTIONS         EXERCISED AND
                          OPENED               AND EXPIRED         CONTRACTS OPENED           EXPIRED
                     -------------------------------------------------------------------------------------
     QDEC               $   76,643,652         $        --          $   6,993,419          $          --
     YDEC                    8,499,329                  --                469,867                     --


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an

                                                                         Page 19

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 9, 2022 for
QDEC and YDEC.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an

                                                                         Page 21


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities,


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

           ADDITIONAL RISK CONSIDERATIONS FOR TARGET OUTCOME FUNDS(R)

ABSENCE OF AN ACTIVE MARKET RISK. The Funds face numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers or authorized participants. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares and market makers are under no obligation to make a market in the Fund's shares. Additionally, only a limited number of institutions act as authorized participants for a Fund and only an authorized participant may engage in creation or redemption transactions directly with the Funds and are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the authorized participants' ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the
Fund's shares. This reduced effectiveness could result in Fund shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

BUFFERED LOSS RISK. There can be no guarantee that a Fund will be successful in its strategy to buffer against Underlying ETF losses if the Underlying ETF decreases over the Target Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund's strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the day on which the Fund enters into the FLEX
Options and held until those FLEX Options expire at the end of each Target
Outcome Period. In the event an investor purchases shares after the date on which the FLEX Options were entered into or sells shares prior to the expiration of the FLEX Options, the buffer that the Fund seeks to provide may not be available.

CAP CHANGE RISK. A new cap is established at the beginning of each Target
Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.

CAPPED UPSIDE RISK. The Funds' strategies seek to provide returns that match those of the Underlying ETF for Fund shares purchased on the first day of a
Target Outcome Period and held for the entire Target Outcome Period, subject to a pre-determined upside cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those that the Fund seeks to achieve. If the Underlying ETF experiences gains during a Target Outcome Period, a Fund will not participate in those gains beyond the cap. In the event an investor purchases Fund shares after the first day of a Target Outcome Period and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Fund shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. A Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX
Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX
Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options)
or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX
Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

                                                                         Page 23

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members ("clearing members") can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. Although clearing members guarantee performance of their clients' obligations to the OCC, there is a risk that the assets of a Fund might not be fully protected in the event of a clearing member's bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member's customers for the relevant account class. Additionally, the OCC may be unable or unwilling to perform its obligations under the FLEX Options contracts.

FLEX OPTIONS VALUATION RISK. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the
FLEX Options does not increase or decrease at the same rate as the Underlying
ETF (although they generally move in the same direction) or its underlying securities and FLEX Option prices may be highly volatile and may fluctuate substantially during a short period of time. The value of the FLEX Options prior to the expiration date may vary because of factors other than the value of the
Underlying ETF, such as interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, a change in the actual and perceived volatility of the stock market and the Underlying ETF and the remaining time to expiration. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Fund's investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund's holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser's judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Funds.

TARGET OUTCOME PERIOD RISK. The Funds' investment strategies are designed to deliver returns that match the Underlying ETF if Fund shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of a
Target Outcome Period) and held until those FLEX Options expire at the end of the Target Outcome Period. In the event an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the value of that investor's investment in Fund shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the cap for the investor's investment period.

UNDERLYING ETF RISK. The Funds invest in FLEX Options that reference an ETF, which subjects the Funds to certain of the risks of owning shares of an ETFs as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Funds' shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

           NOT FDIC INSURED    NOT BANK GUARANTEED    MAY LOSE VALUE

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
                     INVESTMENT SUB-ADVISORY AGREEMENT FOR
                 FT CBOE VEST GROWTH-100 BUFFER ETF - DECEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and
Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of FT Cboe Vest Growth-100
Buffer ETF - December, a series of the Trust (the "Fund"), for an initial two-year term at a meeting held on December 7, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the
Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the
Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory
Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the
Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the
Advisor's, the Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the Board also received a presentation from representatives of the
Sub-Advisor discussing the services that the Sub-Advisor will provide to the
Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the
Sub-Advisor's portfolio management team and the Sub-Advisor's investment style.
The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Fund in the First
Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.90% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest U.S. Equity Target Outcome ETF
product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, as well as two other actively-managed ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which pays a unitary fee equal to an annual

                                                                         Page 25


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement for the Fund to be profitable to the Advisor and the
Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the
Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.

 BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
                     INVESTMENT SUB-ADVISORY AGREEMENT FOR
            FT CBOE VEST INTERNATIONAL EQUITY BUFFER ETF - DECEMBER

The Board of Trustees of First Trust Exchange-Traded Fund VIII (the "Trust"),
including the Independent Trustees, approved the Investment Management Agreement
(the "Advisory Agreement") with First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, the Advisor and
Cboe Vest Financial LLC (the "Sub-Advisor") on behalf of FT Cboe Vest
International Equity Buffer ETF - December, a series of the Trust (the "Fund"), for an initial two-year term at a meeting held on December 7, 2020. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the
Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the
Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund
(including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge
Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other exchange-traded funds ("ETFs") managed by the Advisor;
the proposed sub-advisory fee rate as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe;
the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any fall-out benefits to the Advisor and its affiliates, First
Trust Portfolios L.P. ("FTP") and First Trust Capital Partners, LLC ("FTCP"),
and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the
Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the
Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services.
The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the
Advisor manages other ETFs with a similar structure in the First Trust Fund
Complex. The Board noted that the Advisor will oversee the Sub-Advisor's day-to-day management of the Fund's investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the
Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the
Sub-Advisor's and the Fund's compliance with the 1940 Act, as well as the Fund's compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the December 7, 2020 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The
Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board also noted
that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Fund in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by the Fund under the
Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.90% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund's unitary fee less one-half of the
Fund's expenses. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund's expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory
Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including
ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was equal to the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group were assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor's statement that the Fund will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Cboe Vest U.S. Equity Target Outcome ETF
product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, as well as two other actively-managed ETFs in the First Trust Fund Complex that are managed by the Advisor and employ options-based strategies, each of which pays a unitary fee equal to an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for the
Fund. The Board noted that the Advisor has continued to hire personnel and build infrastructure, including technology, to improve the services to the funds in the First Trust Fund Complex. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor's estimate of the asset level for the Fund at which the Advisor expects the
Advisory Agreement for the Fund to be profitable to the Advisor and the
Advisor's estimate of the profitability of the Advisory Agreement if the Fund's assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's estimated profitability level for the Fund was not unreasonable.
The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the

                                                                         Page 27


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the
Advisor from the Fund's unitary fee and its understanding that the sub-advisory fee rate was the product of an arm's length negotiation. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor's parent company and considered potential fall-out benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential fall-out benefits to the Sub-Advisor from FTCP's controlling ownership interest in the Sub-Advisor's parent company. The Board noted the Sub-Advisor's statements that it does not foresee any fall-out benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential fall-out benefits to the Advisor and the
Sub-Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the
Board, including the Independent Trustees, determined that the terms of the
Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the
Board's analysis.


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Cboe Vest Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, VA 22102

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Active Factor Large Cap ETF (AFLG)

        First Trust Active Factor Mid Cap ETF (AFMC)

        First Trust Active Factor Small Cap ETF (AFSM)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

Shareholder Letter...........................................................  1
Fund Performance Overview

Portfolio of Investments

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VIII (the "Funds"), which contains detailed information about the Funds for the six months ended February
28, 2021.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1


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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)

The First Trust Active Factor Large Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca,
Inc., under the ticker symbol "AFLG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVERAGE ANNUAL       CUMULATIVE
                                                                                                  TOTAL RETURNS       TOTAL RETURNS
                                                                                                    Inception           Inception
                                                            6 Months Ended      1 Year Ended        (12/3/19)           (12/3/19)
                                                               2/28/21            2/28/21           to 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                             9.47%              24.98%             13.34%             16.78%
Market Price                                                    9.22%              24.80%             13.26%             16.68%

INDEX PERFORMANCE
S&P 500(R) Index                                                9.74%              31.29%             20.50%             25.98%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            25.71%
Health Care                                       13.12
Consumer Discretionary                            13.10
Industrials                                       11.58
Communication Services                            10.75
Financials                                         8.24
Consumer Staples                                   4.59
Materials                                          3.85
Utilities                                          3.55
Real Estate                                        2.91
Energy                                             2.60
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Apple, Inc.                                        4.15%
Microsoft Corp.                                    3.51
Amazon.com, Inc.                                   2.45
Alphabet, Inc., Class A                            2.31
Target Corp.                                       1.33
Walmart, Inc.                                      1.15
Berkshire Hathaway, Inc., Class B                  1.12
Verizon Communications, Inc.                       1.10
Quanta Services, Inc.                              1.03
Johnson & Johnson                                  1.03
                                                --------
     Total                                        19.18%
                                                ========


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            DECEMBER 3, 2019 - FEBRUARY 28, 2021

             First Trust Active        S&P 500(R)
            Factor Large Cap ETF         Index
12/3/19           $10,000               $10,000
2/29/20             9,344                 9,595
8/31/20            10,667                11,479
2/28/21            11,677                12,597


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)

The First Trust Active Factor Mid Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80%
of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum;
(iii) quality; and (iv) low volatility. The Fund is classified as
"non-diversified" under the Investment Company Act of 1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "AFMC."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVERAGE ANNUAL       CUMULATIVE
                                                                                                  TOTAL RETURNS       TOTAL RETURNS
                                                                                                    Inception           Inception
                                                            6 Months Ended      1 Year Ended        (12/3/19)           (12/3/19)
                                                               2/28/21            2/28/21           to 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                             27.31%             29.93%             14.75%             18.58%
Market Price                                                    26.99%             29.75%             14.67%             18.48%

INDEX PERFORMANCE
S&P MidCap 400 Index                                            30.45%             39.79%             22.32%             28.34%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Industrials                                       17.88%
Information Technology                            16.02
Consumer Discretionary                            15.96
Financials                                        14.12
Health Care                                       12.25
Materials                                          6.56
Real Estate                                        5.88
Consumer Staples                                   3.97
Communication Services                             3.09
Utilities                                          2.85
Energy                                             1.42
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
AGCO Corp.                                         1.55%
Generac Holdings, Inc.                             1.51
Commercial Metals Co.                              1.07
Brunswick Corp.                                    1.07
Jefferies Financial Group, Inc.                    1.04
Zebra Technologies Corp., Class A                  1.04
Regal Beloit Corp.                                 1.02
Molina Healthcare, Inc.                            0.99
AMC Networks, Inc., Class A                        0.99
Reliance Steel & Aluminum Co.                      0.89
                                                --------
     Total                                        11.17%
                                                ========


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               DECEMBER 3, 2019 - FEBRUARY 28, 2021

            First Trust Active Factor       S&P MidCap 400
                   Mid Cap ETF                  Index
12/3/19              $10,000                   $10,000
2/29/20                9,126                     9,181
8/31/20                9,314                     9,838
2/28/21               11,858                    12,834


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)

The First Trust Active Factor Small Cap ETF (the "Fund") seeks to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies. The Fund defines small capitalization companies as those that, at the time of investment, have a market capitalization between a minimum of $250 million and the maximum market capitalization of a widely recognized index of small capitalization companies based upon the composition of the index at the time of investment. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. The
Fund is classified as "non-diversified" under the Investment Company Act of
1940, as amended. The shares of the Fund are listed and traded on the NYSE Arca,
Inc., under the ticker symbol "AFSM."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AVERAGE ANNUAL       CUMULATIVE
                                                                                                  TOTAL RETURNS       TOTAL RETURNS
                                                                                                    Inception           Inception
                                                            6 Months Ended      1 Year Ended        (12/3/19)           (12/3/19)
                                                               2/28/21            2/28/21           to 2/28/21         to 2/28/21
FUND PERFORMANCE
NAV                                                             34.03%             38.74%             19.43%             24.60%
Market Price                                                    33.97%             38.61%             19.39%             24.55%

INDEX PERFORMANCE
Russell 2000(R) Index                                           41.69%             51.00%             30.90%             39.58%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 8.)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       20.92%
Industrials                                       16.82
Information Technology                            14.79
Consumer Discretionary                            14.73
Financials                                        13.81
Consumer Staples                                   5.13
Real Estate                                        4.54
Materials                                          3.13
Energy                                             2.33
Communication Services                             2.08
Utilities                                          1.72
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Hibbett Sports, Inc.                               1.07%
Boise Cascade Co.                                  0.97
ModivCare, Inc.                                    0.92
Generac Holdings, Inc.                             0.91
ArcBest Corp.                                      0.88
Rent-A-Center, Inc.                                0.84
Medifast, Inc.                                     0.82
TechTarget, Inc.                                   0.80
Digital Turbine, Inc.                              0.79
Vista Outdoor, Inc.                                0.76
                                                --------
     Total                                         8.76%
                                                ========


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                DECEMBER 3, 2019 - FEBRUARY 28, 2021

            First Trust Active Factor       Russell 2000(R)
                  Small Cap ETF                 Index
12/3/19              $10,000                   $10,000
2/29/20                8,981                     9,244
8/31/20                9,297                     9,851
2/28/21               12,461                    13,958


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of each
Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the investment advisor to the Funds. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolios.

                           PORTFOLIO MANAGEMENT TEAM

DANIEL J. LINDQUIST, CHAIRMAN OF THE INVESTMENT COMMITTEE AND MANAGING DIRECTOR
   OF FIRST TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING
   DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST TRUST

STAN UELAND, SENIOR VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, SENIOR VICE PRESIDENT OF FIRST TRUST

                                                                          Page 9


FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of First Trust Active Factor Large Cap ETF, First Trust Active
Factor Mid Cap ETF or First Trust Active Factor Small Cap ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs;
and (2) ongoing costs, including management fees, distribution and/or service
(12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period"
to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021      PERIOD        PERIOD (a)
----------------------------------------------------------------------------------------------------------------------
FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
Actual                                               $1,000.00          $1,094.70            0.55%           $2.86
Hypothetical (5% return before expenses)             $1,000.00          $1,022.07            0.55%           $2.76

FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
Actual                                               $1,000.00          $1,273.10            0.65%           $3.66
Hypothetical (5% return before expenses)             $1,000.00          $1,021.57            0.65%           $3.26

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM) (b)
Actual                                               $1,000.00          $1,340.30            0.75%           $4.35
Hypothetical (5% return before expenses)             $1,000.00          $1,021.08            0.75%           $3.76


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).

(b)   Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund may invest.


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AEROSPACE & DEFENSE -- 0.7%
           20  General Dynamics Corp.                   $       3,269
           80  Huntington Ingalls Industries, Inc.             14,073
           75  L3Harris Technologies, Inc.                     13,643
           15  Lockheed Martin Corp.                            4,954
           10  Northrop Grumman Corp.                           2,917
                                                        -------------
                                                               38,856
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.9%
          134  C.H. Robinson Worldwide, Inc.                   12,174
          194  Expeditors International of
                  Washington, Inc.                             17,817
          154  United Parcel Service, Inc.,
                  Class B                                      24,306
                                                        -------------
                                                               54,297
                                                        -------------
               AUTO COMPONENTS -- 0.6%
          701  BorgWarner, Inc.                                31,545
                                                        -------------
               AUTOMOBILES -- 0.2%
           15  Tesla, Inc. (a)                                 10,133
                                                        -------------
               BANKS -- 2.0%
          264  Citizens Financial Group, Inc.                  11,468
          134  JPMorgan Chase & Co.                            19,721
           20  M&T Bank Corp.                                   3,019
          814  People's United Financial, Inc.                 14,603
          408  Regions Financial Corp.                          8,417
          949  Wells Fargo & Co.                               34,325
          388  Zions Bancorp N.A.                              20,630
                                                        -------------
                                                              112,183
                                                        -------------
               BEVERAGES -- 0.5%
          328  Monster Beverage Corp. (a)                      28,779
                                                        -------------
               BIOTECHNOLOGY -- 1.4%
          173  AbbVie, Inc.                                    18,639
           25  Alexion Pharmaceuticals, Inc. (a)                3,819
           30  Amgen, Inc.                                      6,748
           59  Biogen, Inc. (a)                                16,100
          433  Gilead Sciences, Inc.                           26,586
           15  Regeneron Pharmaceuticals,
                  Inc. (a)                                      6,758
                                                        -------------
                                                               78,650
                                                        -------------
               BUILDING PRODUCTS -- 2.1%
          562  A.O. Smith Corp.                                33,366
           94  Fortune Brands Home & Security,
                  Inc.                                          7,815
          438  Johnson Controls International
                  PLC                                          24,436
           25  Lennox International, Inc.                       6,994
          348  Masco Corp.                                     18,521
          204  Trane Technologies PLC                          31,261
                                                        -------------
                                                              122,393
                                                        -------------
               CAPITAL MARKETS -- 1.4%
          288  Bank of New York Mellon (The)
                  Corp.                                        12,142
           35  BlackRock, Inc.                                 24,308
        1,113  Franklin Resources, Inc.                        29,127

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
           85  T. Rowe Price Group, Inc.                $      13,782
                                                        -------------
                                                               79,359
                                                        -------------
               CHEMICALS -- 1.3%
          457  Corteva, Inc.                                   20,633
           99  Eastman Chemical Co.                            10,817
          119  PPG Industries, Inc.                            16,044
           65  Scotts Miracle-Gro (The) Co.                    13,855
           15  Sherwin-Williams (The) Co.                      10,205
                                                        -------------
                                                               71,554
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.4%
           10  Cintas Corp.                                     3,244
          661  Rollins, Inc.                                   21,925
                                                        -------------
                                                               25,169
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.2%
          879  Cisco Systems, Inc.                             39,441
          234  F5 Networks, Inc. (a)                           44,455
        1,029  Juniper Networks, Inc.                          23,955
           60  Ubiquiti, Inc.                                  19,135
                                                        -------------
                                                              126,986
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
          696  Quanta Services, Inc.                           58,360
                                                        -------------
               CONSUMER FINANCE -- 0.3%
          433  Synchrony Financial                             16,748
                                                        -------------
               CONTAINERS & PACKAGING -- 1.0%
           70  Avery Dennison Corp.                            12,265
          154  Ball Corp.                                      13,150
          338  International Paper Co.                         16,782
          104  Packaging Corp. of America                      13,730
                                                        -------------
                                                               55,927
                                                        -------------
               DISTRIBUTORS -- 0.4%
           30  Genuine Parts Co.                                3,161
          239  LKQ Corp. (a)                                    9,414
           35  Pool Corp.                                      11,717
                                                        -------------
                                                               24,292
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.3%
          264  Berkshire Hathaway, Inc.,
                  Class B (a)                                  63,495
          358  Equitable Holdings, Inc.                        10,586
                                                        -------------
                                                               74,081
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.0%
        1,333  AT&T, Inc.                                      37,177
        1,129  Lumen Technologies, Inc.                        13,875
        1,129  Verizon Communications, Inc.                    62,434
                                                        -------------
                                                              113,486
                                                        -------------

                        See Notes to Financial Statements                Page 11


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 1.9%
          403  Evergy, Inc.                             $      21,613
          607  Exelon Corp.                                    23,430
          512  NextEra Energy, Inc.                            37,622
          735  NRG Energy, Inc.                                26,835
                                                        -------------
                                                              109,500
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.8%
           60  Eaton Corp. PLC                                  7,811
           99  Emerson Electric Co.                             8,504
           94  Generac Holdings, Inc. (a)                      30,979
                                                        -------------
                                                               47,294
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.0%
           50  CDW Corp.                                        7,845
           70  Keysight Technologies, Inc. (a)                  9,906
          139  TE Connectivity Ltd.                            18,074
           45  Zebra Technologies Corp.,
                  Class A (a)                                  22,474
                                                        -------------
                                                               58,299
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
          144  Baker Hughes Co.                                 3,525
                                                        -------------
               ENTERTAINMENT -- 1.3%
          343  Activision Blizzard, Inc.                       32,794
           90  Electronic Arts, Inc.                           12,057
           20  Roku, Inc. (a)                                   7,910
          104  Take-Two Interactive Software,
                  Inc. (a)                                     19,184
                                                        -------------
                                                               71,945
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.3%
          204  Equity Residential                              13,344
           40  Essex Property Trust, Inc.                      10,191
          149  Extra Space Storage, Inc.                       18,729
          696  Host Hotels & Resorts, Inc.                     11,547
          333  Iron Mountain, Inc.                             11,585
           94  Mid-America Apartment
                  Communities, Inc.                            12,665
          189  Public Storage                                  44,215
           40  Regency Centers Corp.                            2,191
           35  SBA Communications Corp.                         8,929
                                                        -------------
                                                              133,396
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.7%
           55  Costco Wholesale Corp.                          18,205
          443  Kroger (The) Co.                                14,269
          502  Walmart, Inc.                                   65,220
                                                        -------------
                                                               97,694
                                                        -------------
               FOOD PRODUCTS -- 0.3%
           94  General Mills, Inc.                              5,171
          114  J.M. Smucker (The) Co.                          12,768
                                                        -------------
                                                               17,939
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 3.5%
          204  Abbott Laboratories                      $      24,435
           50  ABIOMED, Inc. (a)                               16,228
            5  Align Technology, Inc. (a)                       2,836
          179  Danaher Corp.                                   39,321
          239  DENTSPLY SIRONA, Inc.                           12,684
           80  Hologic, Inc. (a)                                5,767
           60  IDEXX Laboratories, Inc. (a)                    31,210
           40  Masimo Corp. (a)                                10,029
           55  Medtronic PLC                                    6,433
           30  Quidel Corp. (a)                                 4,928
           45  ResMed, Inc.                                     8,675
          139  West Pharmaceutical Services,
                  Inc.                                         39,010
                                                        -------------
                                                              201,556
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.5%
           55  AmerisourceBergen Corp.                          5,567
           64  Anthem, Inc.                                    19,404
          298  Cardinal Health, Inc.                           15,353
           20  Cigna Corp.                                      4,198
          114  CVS Health Corp.                                 7,767
          119  DaVita, Inc. (a)                                12,153
          114  Henry Schein, Inc. (a)                           7,051
           30  Humana, Inc.                                    11,390
           35  McKesson Corp.                                   5,933
           30  Molina Healthcare, Inc. (a)                      6,503
           60  Quest Diagnostics, Inc.                          6,935
           85  UnitedHealth Group, Inc.                        28,239
           80  Universal Health Services, Inc.,
                  Class B                                      10,026
                                                        -------------
                                                              140,519
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.6%
          333  Cerner Corp.                                    23,024
           40  Veeva Systems, Inc., Class A (a)                11,204
                                                        -------------
                                                               34,228
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.6%
           20  Chipotle Mexican Grill, Inc. (a)                28,840
           10  Domino's Pizza, Inc.                             3,465
                                                        -------------
                                                               32,305
                                                        -------------
               HOUSEHOLD DURABLES -- 1.4%
          239  D.R. Horton, Inc.                               18,372
          149  Garmin Ltd.                                     18,479
          149  Lennar Corp., Class A                           12,362
           65  Mohawk Industries, Inc. (a)                     11,374
          134  Newell Brands, Inc.                              3,105
          323  PulteGroup, Inc.                                14,571
           20  Whirlpool Corp.                                  3,802
                                                        -------------
                                                               82,065
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.4%
           45  Clorox (The) Co.                                 8,147
          189  Colgate-Palmolive Co.                           14,213
                                                        -------------
                                                               22,360
                                                        -------------

Page 12                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.4%
          114  AES (The) Corp.                          $       3,028
        1,222  Vistra Corp.                                    21,079
                                                        -------------
                                                               24,107
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 0.7%
           99  3M Co.                                          17,331
          124  Honeywell International, Inc.                   25,091
                                                        -------------
                                                               42,422
                                                        -------------
               INSURANCE -- 3.3%
          269  Aflac, Inc.                                     12,882
          254  Allstate (The) Corp.                            27,076
           70  Aon PLC, Class A                                15,940
          124  Arthur J. Gallagher & Co.                       14,855
           60  Assurant, Inc.                                   7,393
          114  Chubb Ltd.                                      18,534
          264  CNA Financial Corp.                             11,231
           60  Hartford Financial Services
                  Group (The), Inc.                             3,041
           65  Loews Corp.                                      3,108
          303  Progressive (The) Corp.                         26,043
          239  Travelers (The) Cos., Inc.                      34,775
          413  Unum Group                                      10,936
                                                        -------------
                                                              185,814
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.3%
           65  Alphabet, Inc., Class A (a)                    131,424
          119  Match Group, Inc. (a)                           18,189
          298  Pinterest, Inc., Class A (a)                    24,013
          507  Snap, Inc., Class A (a)                         33,290
          224  Zillow Group, Inc., Class C (a)                 36,138
                                                        -------------
                                                              243,054
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 4.1%
           45  Amazon.com, Inc. (a)                           139,182
            5  Booking Holdings, Inc. (a)                      11,642
           55  Chewy, Inc., Class A (a)                         5,586
          964  eBay, Inc.                                      54,389
           75  Etsy, Inc. (a)                                  16,520
           15  Wayfair, Inc., Class A (a)                       4,335
                                                        -------------
                                                              231,654
                                                        -------------
               IT SERVICES -- 4.7%
          154  Accenture PLC, Class A                          38,639
           20  Automatic Data Processing, Inc.                  3,480
          378  Cognizant Technology Solutions
                  Corp., Class A                               27,775
           10  EPAM Systems, Inc. (a)                           3,736
          249  International Business Machines
                  Corp.                                        29,613
          144  Jack Henry & Associates, Inc.                   21,375
           30  MongoDB, Inc. (a)                               11,578

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               IT SERVICES (CONTINUED)
           55  Okta, Inc. (a)                           $      14,380
           80  Paychex, Inc.                                    7,286
          134  PayPal Holdings, Inc. (a)                       34,820
          129  Square, Inc., Class A (a)                       29,674
           99  Visa, Inc., Class A                             21,027
        1,054  Western Union (The) Co.                         24,474
                                                        -------------
                                                              267,857
                                                        -------------
               LEISURE PRODUCTS -- 0.2%
          104  Peloton Interactive, Inc.,
                  Class A (a)                                  12,529
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.1%
          199  Agilent Technologies, Inc.                      24,292
           45  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  26,302
           40  Bio-Techne Corp.                                14,468
           10  Illumina, Inc. (a)                               4,394
           10  Mettler-Toledo International,
                  Inc. (a)                                     11,161
           35  PerkinElmer, Inc.                                4,413
           65  Thermo Fisher Scientific, Inc.                  29,255
           15  Waters Corp. (a)                                 4,108
                                                        -------------
                                                              118,393
                                                        -------------
               MACHINERY -- 2.7%
           99  Caterpillar, Inc.                               21,372
          169  Cummins, Inc.                                   42,791
          124  Deere & Co.                                     43,291
          149  Graco, Inc.                                     10,333
           30  Illinois Tool Works, Inc.                        6,065
          104  Pentair PLC                                      5,817
           94  Snap-on, Inc.                                   19,092
           30  Xylem, Inc.                                      2,987
                                                        -------------
                                                              151,748
                                                        -------------
               MEDIA -- 2.9%
          790  Comcast Corp., Class A                          41,649
          920  Discovery, Inc., Class A (a)                    48,788
          829  Fox Corp., Class A                              27,614
        1,476  News Corp., Class A                             34,612
          203  Omnicom Group, Inc.                             13,952
                                                        -------------
                                                              166,615
                                                        -------------
               METALS & MINING -- 1.6%
          746  Arconic Corp. (a)                               16,352
          224  Newmont Corp.                                   12,181
          521  Nucor Corp.                                     31,166
          438  Southern Copper Corp.                           31,243
                                                        -------------
                                                               90,942
                                                        -------------
               MULTILINE RETAIL -- 1.9%
           99  Dollar General Corp.                            18,710
           99  Dollar Tree, Inc. (a)                            9,722
          124  Kohl's Corp.                                     6,851
          413  Target Corp.                                    75,761
                                                        -------------
                                                              111,044
                                                        -------------

                        See Notes to Financial Statements                Page 13


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 0.7%
          298  Consolidated Edison, Inc.                $      19,564
          388  Public Service Enterprise
                  Group, Inc.                                  20,886
                                                        -------------
                                                               40,450
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.5%
          547  Chevron Corp.                                   54,700
          129  ConocoPhillips                                   6,709
          194  Devon Energy Corp.                               4,179
          209  EOG Resources, Inc.                             13,493
          905  Exxon Mobil Corp.                               49,205
          253  HollyFrontier Corp.                              9,583
           35  Phillips 66                                      2,907
           45  Valero Energy Corp.                              3,464
                                                        -------------
                                                              144,240
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
          124  Estee Lauder (The) Cos., Inc.,
                  Class A                                      35,447
                                                        -------------
               PHARMACEUTICALS -- 3.0%
          328  Bristol-Myers Squibb Co.                        20,116
          144  Eli Lilly and Co.                               29,504
          368  Johnson & Johnson                               58,313
          487  Merck & Co., Inc.                               35,366
          487  Pfizer, Inc.                                    16,310
          131  Viatris, Inc. (a)                                1,945
           65  Zoetis, Inc.                                    10,091
                                                        -------------
                                                              171,645
                                                        -------------
               PROFESSIONAL SERVICES -- 1.3%
          327  Booz Allen Hamilton Holding
                  Corp.                                        25,224
           35  Jacobs Engineering Group, Inc.                   4,028
          124  Leidos Holdings, Inc.                           10,968
          452  Robert Half International, Inc.                 35,161
                                                        -------------
                                                               75,381
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.6%
          423  CBRE Group, Inc., Class A (a)                   32,051
                                                        -------------
               ROAD & RAIL -- 0.4%
           94  Old Dominion Freight Line, Inc.                 20,188
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
           55  Advanced Micro Devices, Inc. (a)                 4,648
          174  Applied Materials, Inc.                         20,565
           20  Enphase Energy, Inc. (a)                         3,521
          820  Intel Corp.                                     49,840
           35  Lam Research Corp.                              19,852
          139  QUALCOMM, Inc.                                  18,930
          134  Teradyne, Inc.                                  17,234
          238  Texas Instruments, Inc.                         41,000
                                                        -------------
                                                              175,590
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SOFTWARE -- 8.3%
           50  Adobe, Inc. (a)                          $      22,983
           10  ANSYS, Inc. (a)                                  3,410
           30  Autodesk, Inc. (a)                               8,280
          154  Cadence Design Systems, Inc. (a)                21,728
          204  Citrix Systems, Inc.                            27,250
           60  DocuSign, Inc. (a)                              13,600
           20  Fair Isaac Corp. (a)                             9,151
           45  HubSpot, Inc. (a)                               23,175
           55  Intuit, Inc.                                    21,458
          859  Microsoft Corp.                                199,614
          471  NortonLifeLock, Inc.                             9,189
           20  Nuance Communications, Inc. (a)                    892
          403  Oracle Corp.                                    25,998
           30  Palo Alto Networks, Inc. (a)                    10,749
           25  PTC, Inc. (a)                                    3,423
          174  SS&C Technologies Holdings,
                  Inc.                                         11,533
           94  Synopsys, Inc. (a)                              23,050
           75  Tyler Technologies, Inc. (a)                    34,756
           25  Zendesk, Inc. (a)                                3,654
                                                        -------------
                                                              473,893
                                                        -------------
               SPECIALTY RETAIL -- 2.5%
           20  Advance Auto Parts, Inc.                         3,207
            5  AutoZone, Inc. (a)                               5,800
          283  Best Buy Co., Inc.                              28,399
          114  Gap (The), Inc. (a)                              2,844
           99  Home Depot (The), Inc.                          25,576
           80  L Brands, Inc.                                   4,373
          234  Lowe's Cos., Inc.                               37,381
           10  O'Reilly Automotive, Inc. (a)                    4,473
          204  Tractor Supply Co.                              32,428
                                                        -------------
                                                              144,481
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 6.3%
        1,942  Apple, Inc.                                    235,487
        1,277  HP, Inc.                                        36,995
          537  NetApp, Inc.                                    33,616
          512  Seagate Technology PLC                          37,494
          567  Xerox Holdings Corp.                            14,447
                                                        -------------
                                                              358,039
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.1%
          348  NIKE, Inc., Class B                             46,903
          149  Ralph Lauren Corp.                              17,445
                                                        -------------
                                                               64,348
                                                        -------------
               TOBACCO -- 1.0%
          393  Altria Group, Inc.                              17,135
          492  Philip Morris International, Inc.               41,338
                                                        -------------
                                                               58,473
                                                        -------------

Page 14                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.4%
          308  Fastenal Co.                             $      14,282
           20  W.W. Grainger, Inc.                              7,454
                                                        -------------
                                                               21,736
                                                        -------------
               WATER UTILITIES -- 0.5%
          194  American Water Works Co., Inc.                  27,525
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
          129  T-Mobile US, Inc. (a)                           15,476
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.6%                                  5,680,565
               (Cost $5,304,073)                        -------------

               MONEY MARKET FUNDS -- 0.3%
       17,855  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class -
                  0.01% (b)                                    17,855
               (Cost $17,855)                           -------------

               TOTAL INVESTMENTS -- 99.9%                   5,698,420
               (Cost $5,321,928) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                           5,540
                                                        -------------
               NET ASSETS -- 100.0%                     $   5,703,960
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $447,412 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $70,920. The net unrealized appreciation was
      $376,492.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $5,680,565   $        --   $         --
Money Market
   Funds                17,855            --             --
                    ---------------------------------------
Total Investments   $5,698,420   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 15


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 0.3%
           44  Huntington Ingalls Industries,
                  Inc.                                  $       7,740
                                                        -------------
               AUTO COMPONENTS -- 0.9%
          185  Gentex Corp.                                     6,545
           54  Lear Corp.                                       8,969
           44  Visteon Corp. (a)                                5,596
                                                        -------------
                                                               21,110
                                                        -------------
               BANKS -- 4.9%
          389  Associated Banc-Corp.                            7,838
          110  East West Bancorp, Inc.                          7,938
           24  First Citizens BancShares, Inc.,
                  Class A                                      17,709
          396  First Hawaiian, Inc.                            11,044
          337  Hancock Whitney Corp.                           12,722
          221  PacWest Bancorp                                  8,009
          359  People's United Financial, Inc.                  6,441
          201  Popular, Inc.                                   13,431
          415  Sterling Bancorp                                 9,059
           76  Western Alliance Bancorp                         6,955
          235  Zions Bancorp N.A.                              12,495
                                                        -------------
                                                              113,641
                                                        -------------
               BEVERAGES -- 0.8%
           14  Boston Beer (The) Co., Inc.,
                  Class A (a)                                  14,402
          104  Molson Coors Beverage Co.,
                  Class B                                       4,623
                                                        -------------
                                                               19,025
                                                        -------------
               BIOTECHNOLOGY -- 1.8%
           46  Blueprint Medicines Corp. (a)                    4,518
           62  Denali Therapeutics, Inc. (a)                    4,452
          349  Exelixis, Inc. (a)                               7,559
          301  Halozyme Therapeutics, Inc. (a)                 13,620
           24  Invitae Corp. (a)                                  963
           24  Natera, Inc. (a)                                 2,786
           38  United Therapeutics Corp. (a)                    6,353
           16  Veracyte, Inc. (a)                                 929
                                                        -------------
                                                               41,180
                                                        -------------
               BUILDING PRODUCTS -- 0.8%
           84  A.O. Smith Corp.                                 4,987
           54  Advanced Drainage Systems, Inc.                  5,941
           10  Lennox International, Inc.                       2,798
           86  UFP Industries, Inc.                             5,246
                                                        -------------
                                                               18,972
                                                        -------------
               CAPITAL MARKETS -- 2.0%
           46  Affiliated Managers Group, Inc.                  6,439
           54  Evercore, Inc., Class A                          6,468
          219  Franklin Resources, Inc.                         5,731
          539  Janus Henderson Group PLC                       15,755
           10  LPL Financial Holdings, Inc.                     1,315
           44  Morningstar, Inc.                                9,867
                                                        -------------
                                                               45,575
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CHEMICALS -- 2.4%
          128  Cabot Corp.                              $       6,301
          191  Chemours (The) Co.                               4,494
          159  Huntsman Corp.                                   4,341
           38  Quaker Chemical Corp.                           10,730
           76  RPM International, Inc.                          6,053
           50  Scotts Miracle-Gro (The) Co.                    10,658
          161  Sensient Technologies Corp.                     12,534
                                                        -------------
                                                               55,111
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.6%
          916  CoreCivic, Inc.                                  6,577
           64  Deluxe Corp.                                     2,530
          114  Herman Miller, Inc.                              4,373
          277  HNI Corp.                                        9,858
          108  Tetra Tech, Inc.                                14,944
                                                        -------------
                                                               38,282
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 2.2%
          373  Ciena Corp. (a)                                 19,460
          114  EchoStar Corp., Class A (a)                      2,588
           26  F5 Networks, Inc. (a)                            4,940
          361  Juniper Networks, Inc.                           8,404
           60  Lumentum Holdings, Inc. (a)                      5,400
          279  NetScout Systems, Inc. (a)                       7,873
          186  Viavi Solutions, Inc. (a)                        3,010
                                                        -------------
                                                               51,675
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 2.0%
           56  Dycom Industries, Inc. (a)                       4,288
           68  EMCOR Group, Inc.                                6,621
           96  MasTec, Inc. (a)                                 8,328
          241  Quanta Services, Inc.                           20,208
           28  Valmont Industries, Inc.                         6,623
                                                        -------------
                                                               46,068
                                                        -------------
               CONSUMER FINANCE -- 1.0%
          104  OneMain Holdings, Inc.                           4,879
           30  PROG Holdings, Inc.                              1,500
        1,008  SLM Corp.                                       15,916
                                                        -------------
                                                               22,295
                                                        -------------
               CONTAINERS & PACKAGING -- 0.2%
           40  Packaging Corp. of America                       5,281
                                                        -------------
               DISTRIBUTORS -- 0.3%
           18  Pool Corp.                                       6,026
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.5%
          317  Adtalem Global Education,
                  Inc. (a)                                     12,458
           16  Graham Holdings Co., Class B                     9,613
          275  H&R Block, Inc.                                  5,288
           58  Strategic Education, Inc.                        5,274
           24  Terminix Global Holdings,
                  Inc. (a)                                      1,080
                                                        -------------
                                                               33,713
                                                        -------------

Page 16                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.5%
          193  Equitable Holdings, Inc.                 $       5,707
          832  Jefferies Financial Group, Inc.                 24,161
           80  Voya Financial, Inc.                             4,823
                                                        -------------
                                                               34,691
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
          464  Lumen Technologies, Inc.                         5,703
                                                        -------------
               ELECTRIC UTILITIES -- 1.0%
           44  Hawaiian Electric Industries, Inc.               1,538
           46  IDACORP, Inc.                                    3,967
          147  NRG Energy, Inc.                                 5,367
          159  OGE Energy Corp.                                 4,654
          167  Portland General Electric Co.                    7,041
                                                        -------------
                                                               22,567
                                                        -------------
               ELECTRICAL EQUIPMENT -- 3.7%
          100  Acuity Brands, Inc.                             12,330
          106  Generac Holdings, Inc. (a)                      34,933
          200  GrafTech International Ltd.                      2,366
          116  Plug Power, Inc. (a)                             5,612
          173  Regal Beloit Corp.                              23,644
          114  Sunrun, Inc. (a)                                 7,134
                                                        -------------
                                                               86,019
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 4.6%
           94  Arrow Electronics, Inc. (a)                      9,424
           60  Avnet, Inc.                                      2,284
           26  Coherent, Inc. (a)                               6,290
          116  Dolby Laboratories, Inc., Class A               11,325
           56  Littelfuse, Inc.                                14,572
          120  National Instruments Corp.                       5,328
          126  SYNNEX Corp.                                    11,234
          118  Trimble, Inc. (a)                                8,749
          542  Vishay Intertechnology, Inc.                    12,938
           48  Zebra Technologies Corp.,
                  Class A (a)                                  23,973
                                                        -------------
                                                              106,117
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.5%
          259  Helmerich & Payne, Inc.                          7,441
          661  Patterson-UTI Energy, Inc.                       4,891
                                                        -------------
                                                               12,332
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.6%
          143  American Homes 4 Rent, Class A                   4,453
          323  Apple Hospitality REIT, Inc.                     4,603
          106  Brixmor Property Group, Inc.                     2,086
           18  CoreSite Realty Corp.                            2,191
          255  Cousins Properties, Inc.                         8,553
          303  CubeSmart                                       11,199
           88  First Industrial Realty Trust, Inc.              3,758

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
          193  Gaming and Leisure Properties,
                  Inc.                                  $       8,569
          548  GEO Group (The), Inc.                            3,946
          219  Highwoods Properties, Inc.                       8,751
           24  Innovative Industrial Properties,
                  Inc.                                          4,680
           87  Life Storage, Inc.                               7,299
          193  Park Hotels & Resorts, Inc.                      4,198
           70  PotlatchDeltic Corp.                             3,552
           30  PS Business Parks, Inc.                          4,346
           90  Regency Centers Corp.                            4,930
          271  Sabra Health Care REIT, Inc.                     4,667
          243  Service Properties Trust                         3,120
           86  Terreno Realty Corp.                             4,819
          263  Weingarten Realty Investors                      6,678
                                                        -------------
                                                              106,398
                                                        -------------
               FOOD & STAPLES RETAILING -- 0.8%
          315  BJ's Wholesale Club Holdings,
                  Inc. (a)                                     12,657
          295  Sprouts Farmers Market, Inc. (a)                 6,227
                                                        -------------
                                                               18,884
                                                        -------------
               FOOD PRODUCTS -- 1.6%
          151  Darling Ingredients, Inc. (a)                    9,519
           50  Flowers Foods, Inc.                              1,088
           38  Freshpet, Inc. (a)                               5,923
          209  Hain Celestial Group (The),
                  Inc. (a)                                      8,816
          132  Ingredion, Inc.                                 11,906
                                                        -------------
                                                               37,252
                                                        -------------
               GAS UTILITIES -- 0.7%
           54  National Fuel Gas Co.                            2,454
          335  UGI Corp.                                       12,834
                                                        -------------
                                                               15,288
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.8%
           10  ABIOMED, Inc. (a)                                3,246
           24  Avanos Medical, Inc. (a)                         1,104
           78  DENTSPLY SIRONA, Inc.                            4,139
           20  Globus Medical, Inc., Class A (a)                1,250
           14  Haemonetics Corp. (a)                            1,771
           36  Hill-Rom Holdings, Inc.                          3,840
           36  ICU Medical, Inc. (a)                            7,470
            6  iRhythm Technologies, Inc. (a)                     965
           42  Masimo Corp. (a)                                10,531
           24  Nevro Corp. (a)                                  3,964
           20  Penumbra, Inc. (a)                               5,689
           22  Quidel Corp. (a)                                 3,614
           26  STAAR Surgical Co. (a)                           2,704
            6  STERIS PLC                                       1,049
           48  West Pharmaceutical Services,
                  Inc.                                         13,471
                                                        -------------
                                                               64,807
                                                        -------------

                        See Notes to Financial Statements                Page 17


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.5%
           64  1Life Healthcare, Inc. (a)               $       3,041
           48  Amedisys, Inc. (a)                              12,175
           28  AMN Healthcare Services,
                  Inc. (a)                                      2,040
            9  Chemed Corp.                                     4,007
           30  Covetrus, Inc. (a)                               1,115
           58  DaVita, Inc. (a)                                 5,923
          139  Henry Schein, Inc. (a)                           8,597
           24  LHC Group, Inc. (a)                              4,361
          106  Molina Healthcare, Inc. (a)                     22,977
           76  Patterson Cos., Inc.                             2,361
          136  Premier, Inc., Class A                           4,599
          173  R1 RCM, Inc. (a)                                 4,782
           34  Universal Health Services, Inc.,
                  Class B                                       4,261
                                                        -------------
                                                               80,239
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 0.7%
           30  Inspire Medical Systems, Inc. (a)                6,983
           32  Omnicell, Inc. (a)                               4,061
           20  Teladoc Health, Inc. (a)                         4,422
                                                        -------------
                                                               15,466
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.0%
           42  Papa John's International, Inc.                  3,788
          149  Penn National Gaming, Inc. (a)                  17,251
           10  Wingstop, Inc.                                   1,362
                                                        -------------
                                                               22,401
                                                        -------------
               HOUSEHOLD DURABLES -- 1.9%
          114  KB Home                                          4,603
           76  Meritage Homes Corp. (a)                         6,408
           18  Mohawk Industries, Inc. (a)                      3,150
          257  PulteGroup, Inc.                                11,593
           70  TopBuild Corp. (a)                              13,329
          239  Tri Pointe Homes, Inc. (a)                       4,541
            6  Whirlpool Corp.                                  1,140
                                                        -------------
                                                               44,764
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.3%
           44  Ormat Technologies, Inc.                         3,769
          243  Vistra Corp.                                     4,192
                                                        -------------
                                                                7,961
                                                        -------------
               INSURANCE -- 3.4%
           66  American Financial Group, Inc.                   7,042
           28  Assurant, Inc.                                   3,450
          550  CNO Financial Group, Inc.                       13,233
           40  Erie Indemnity Co., Class A                      9,684
           62  First American Financial Corp.                   3,258
           44  Hanover Insurance Group (The),
                  Inc.                                          5,076
           22  Kinsale Capital Group, Inc.                      3,873
          169  Mercury General Corp.                            9,870

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INSURANCE (CONTINUED)
          701  Old Republic International Corp.         $      13,550
          355  Unum Group                                       9,400
                                                        -------------
                                                               78,436
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
          167  ANGI Homeservices, Inc.,
                  Class A (a)                                   2,496
           78  TripAdvisor, Inc. (a)                            3,870
                                                        -------------
                                                                6,366
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.2%
           88  Etsy, Inc. (a)                                  19,384
           56  Overstock.com, Inc. (a)                          3,761
          108  Qurate Retail, Inc., Series A                    1,341
           54  Stitch Fix, Inc., Class A (a)                    4,121
                                                        -------------
                                                               28,607
                                                        -------------
               IT SERVICES -- 1.4%
          126  Concentrix Corp. (a)                            15,562
           38  Euronet Worldwide, Inc. (a)                      5,712
           54  LiveRamp Holdings, Inc. (a)                      3,410
           86  MAXIMUS, Inc.                                    6,990
           44  Western Union (The) Co.                          1,022
                                                        -------------
                                                               32,696
                                                        -------------
               LEISURE PRODUCTS -- 2.3%
          279  Brunswick Corp.                                 24,655
          817  Mattel, Inc. (a)                                16,503
          179  YETI Holdings, Inc. (a)                         12,310
                                                        -------------
                                                               53,468
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.9%
           30  Bio-Rad Laboratories, Inc.,
                  Class A (a)                                  17,535
           32  Bio-Techne Corp.                                11,574
           40  Bruker Corp.                                     2,439
           12  Charles River Laboratories
                  International, Inc. (a)                       3,434
           92  Medpace Holdings, Inc. (a)                      14,943
           72  NeoGenomics, Inc. (a)                            3,670
           96  Pacific Biosciences of California,
                  Inc. (a)                                      2,935
           32  PRA Health Sciences, Inc. (a)                    4,717
           28  Repligen Corp. (a)                               5,947
                                                        -------------
                                                               67,194
                                                        -------------
               MACHINERY -- 4.7%
          277  AGCO Corp.                                      35,866
           22  Chart Industries, Inc. (a)                       3,148
           94  Crane Co.                                        7,883
          173  Graco, Inc.                                     11,997
           74  Lincoln Electric Holdings, Inc.                  8,740
          143  Oshkosh Corp.                                   15,158
           56  Snap-on, Inc.                                   11,374
          149  Terex Corp.                                      6,136
           78  Toro (The) Co.                                   7,860

Page 18                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
           10  Watts Water Technologies, Inc.,
                  Class A                               $       1,141
                                                        -------------
                                                              109,303
                                                        -------------
               MEDIA -- 2.6%
          349  AMC Networks, Inc., Class A (a)                 22,891
          209  Interpublic Group of (The) Cos.,
                  Inc.                                          5,459
          205  John Wiley & Sons, Inc., Class A                10,799
           56  Meredith Corp.                                   1,388
          128  New York Times (The) Co.,
                  Class A                                       6,550
          524  News Corp., Class A                             12,288
                                                        -------------
                                                               59,375
                                                        -------------
               METALS & MINING -- 2.9%
          983  Commercial Metals Co.                           24,722
          155  Reliance Steel & Aluminum Co.                   20,491
          195  Steel Dynamics, Inc.                             8,108
          221  Worthington Industries, Inc.                    14,120
                                                        -------------
                                                               67,441
                                                        -------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.2%
          100  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.                  5,623
                                                        -------------
               MULTILINE RETAIL -- 0.6%
           58  Dillard's, Inc., Class A                         4,623
          145  Kohl's Corp.                                     8,011
          116  Macy's, Inc.                                     1,764
                                                        -------------
                                                               14,398
                                                        -------------
               MULTI-UTILITIES -- 0.9%
          720  MDU Resources Group, Inc.                       20,232
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.9%
          219  Cimarex Energy Co.                              12,700
          157  CVR Energy, Inc.                                 3,467
          141  World Fuel Services Corp.                        4,382
                                                        -------------
                                                               20,549
                                                        -------------
               PAPER & FOREST PRODUCTS -- 1.0%
          339  Domtar Corp.                                    12,560
          241  Louisiana-Pacific Corp.                         11,474
                                                        -------------
                                                               24,034
                                                        -------------
               PERSONAL PRODUCTS -- 0.7%
          141  Edgewell Personal Care Co.                       4,313
          241  Nu Skin Enterprises, Inc., Class A              12,335
                                                        -------------
                                                               16,648
                                                        -------------
               PHARMACEUTICALS -- 0.6%
           46  Jazz Pharmaceuticals PLC (a)                     7,730
          167  Prestige Consumer Healthcare,
                  Inc. (a)                                      6,965
                                                        -------------
                                                               14,695
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               PROFESSIONAL SERVICES -- 2.7%
           66  CACI International, Inc.,
                  Class A (a)                           $      14,608
           14  FTI Consulting, Inc. (a)                         1,604
           58  Insperity, Inc.                                  5,144
          134  ManpowerGroup, Inc.                             12,655
          163  Robert Half International, Inc.                 12,680
           78  TriNet Group, Inc. (a)                           6,261
          195  Upwork, Inc. (a)                                10,507
                                                        -------------
                                                               63,459
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.3%
           58  eXp World Holdings, Inc. (a)                     3,503
           80  Jones Lang LaSalle, Inc. (a)                    13,918
          163  Redfin Corp. (a)                                12,346
                                                        -------------
                                                               29,767
                                                        -------------
               ROAD & RAIL -- 1.1%
           64  Landstar System, Inc.                           10,249
           24  Saia, Inc. (a)                                   4,813
          211  Schneider National, Inc., Class B                4,880
          120  Werner Enterprises, Inc.                         5,150
                                                        -------------
                                                               25,092
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
           62  Cirrus Logic, Inc. (a)                           5,070
           80  Enphase Energy, Inc. (a)                        14,085
          287  Lattice Semiconductor Corp. (a)                 13,810
           16  SolarEdge Technologies, Inc. (a)                 4,773
           80  SunPower Corp. (a)                               2,782
           97  Teradyne, Inc.                                  12,475
                                                        -------------
                                                               52,995
                                                        -------------
               SOFTWARE -- 4.5%
           54  Alarm.com Holdings, Inc. (a)                     4,746
           18  Altair Engineering, Inc.,
                  Class A (a)                                   1,109
           14  Anaplan, Inc. (a)                                  910
            8  Appfolio, Inc., Class A (a)                      1,312
           54  Appian Corp. (a)                                 9,283
            8  Aspen Technology, Inc. (a)                       1,204
           12  Blackline, Inc. (a)                              1,488
           32  CDK Global, Inc.                                 1,604
           16  CommVault Systems, Inc. (a)                      1,020
           42  Digital Turbine, Inc. (a)                        3,468
           14  Fair Isaac Corp. (a)                             6,406
           24  InterDigital, Inc.                               1,521
          122  J2 Global, Inc. (a)                             13,588
           34  Manhattan Associates, Inc. (a)                   4,180
          245  Nuance Communications, Inc. (a)                 10,927
           12  Paylocity Holding Corp. (a)                      2,294
           10  Pegasystems, Inc.                                1,323
           26  PTC, Inc. (a)                                    3,560
          207  Sailpoint Technologies Holdings,
                  Inc. (a)                                     11,671
          159  Teradata Corp. (a)                               6,376

                        See Notes to Financial Statements                Page 19


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
           18  Tyler Technologies, Inc. (a)             $       8,342
           20  Varonis Systems, Inc. (a)                        3,671
           40  Workiva, Inc. (a)                                4,046
                                                        -------------
                                                              104,049
                                                        -------------
               SPECIALTY RETAIL -- 3.3%
           15  Aaron's (The) Co., Inc. (a)                        329
           90  AutoNation, Inc. (a)                             6,752
          147  Dick's Sporting Goods, Inc.                     10,491
          316  Foot Locker, Inc.                               15,196
          141  Gap (The), Inc. (a)                              3,518
           98  L Brands, Inc.                                   5,357
           46  Lithia Motors, Inc., Class A                    17,202
           50  Murphy USA, Inc.                                 6,233
           14  RH (a)                                           6,865
           40  Williams-Sonoma, Inc.                            5,252
                                                        -------------
                                                               77,195
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.0%
           58  3D Systems Corp. (a)                             2,079
          169  NetApp, Inc.                                    10,579
          415  Xerox Holdings Corp.                            10,574
                                                        -------------
                                                               23,232
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.9%
           86  Carter's, Inc.                                   7,178
          124  Crocs, Inc. (a)                                  9,513
           56  Deckers Outdoor Corp. (a)                       18,262
          217  Hanesbrands, Inc.                                3,839
           46  Ralph Lauren Corp.                               5,386
          145  Steven Madden Ltd.                               5,364
          311  Tapestry, Inc.                                  13,105
          237  Under Armour, Inc., Class A (a)                  5,188
                                                        -------------
                                                               67,835
                                                        -------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.1%
          852  MGIC Investment Corp.                           10,377
          141  PennyMac Financial Services,
                  Inc.                                          8,349
          385  Radian Group, Inc.                               7,854
                                                        -------------
                                                               26,580
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 0.8%
          151  MSC Industrial Direct Co., Inc.,
                  Class A                                      13,006
           24  Watsco, Inc.                                     5,834
                                                        -------------
                                                               18,840
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.7%                                  2,314,692
               (Cost $2,130,513)                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
        6,643  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  0.01% (b)                             $       6,643
               (Cost $6,643)                            -------------

               TOTAL INVESTMENTS -- 100.0%                  2,321,335
               (Cost $2,137,156) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                             906
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,322,241
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $212,512 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,333. The net unrealized appreciation was
      $184,179.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $2,314,692   $        --   $         --
Money Market
   Funds                 6,643            --             --
                    ---------------------------------------
Total Investments   $2,321,335   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.

Page 20                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AIR FREIGHT & LOGISTICS -- 0.4%
          167  Hub Group, Inc., Class A (a)             $       9,616
                                                        -------------
               AUTO COMPONENTS -- 1.3%
          125  Cooper Tire & Rubber Co.                         7,155
          100  Gentherm, Inc. (a)                               7,079
           42  LCI Industries                                   5,919
          259  XPEL, Inc. (a) (b)                              12,523
                                                        -------------
                                                               32,676
                                                        -------------
               BANKS -- 6.5%
          359  Associated Banc-Corp.                            7,234
          183  Bank of NT Butterfield & Son
                  (The) Ltd.                                    6,678
          167  Bank OZK                                         6,884
           60  BankUnited, Inc.                                 2,411
           44  Berkshire Hills Bancorp, Inc.                      887
          286  Cadence BanCorp                                  5,869
          204  Central Pacific Financial Corp.                  4,616
           10  Columbia Banking System, Inc.                      443
          158  CVB Financial Corp.                              3,383
          278  Eagle Bancorp, Inc.                             13,591
          226  First Financial Bancorp                          5,069
          167  First Hawaiian, Inc.                             4,658
          254  Hancock Whitney Corp.                            9,588
          613  Hope Bancorp, Inc.                               8,067
           94  Lakeland Financial Corp.                         6,481
          150  PacWest Bancorp                                  5,436
          207  Popular, Inc.                                   13,832
          135  Renasant Corp.                                   5,303
            6  Silvergate Capital Corp.,
                  Class A (a)                                     765
          270  Simmons First National Corp.,
                  Class A                                       7,906
          456  Sterling Bancorp                                 9,954
          189  Synovus Financial Corp.                          7,997
          223  Triumph Bancorp, Inc. (a)                       17,104
           78  UMB Financial Corp.                              6,581
                                                        -------------
                                                              160,737
                                                        -------------
               BEVERAGES -- 0.6%
          252  Celsius Holdings, Inc. (a)                      15,002
                                                        -------------
               BIOTECHNOLOGY -- 4.5%
           58  Amicus Therapeutics, Inc. (a)                      712
          254  Anika Therapeutics, Inc. (a)                     9,322
           78  Arena Pharmaceuticals, Inc. (a)                  6,267
           62  Blueprint Medicines Corp. (a)                    6,090
           18  CareDx, Inc. (a)                                 1,423
          294  Coherus Biosciences, Inc. (a)                    4,775
           94  Eagle Pharmaceuticals, Inc. (a)                  4,183
          173  Enanta Pharmaceuticals, Inc. (a)                 8,532
          258  Halozyme Therapeutics, Inc. (a)                 11,675
           86  Ironwood Pharmaceuticals,
                  Inc. (a)                                        794
           16  Kodiak Sciences, Inc. (a)                        2,064
          133  Kura Oncology, Inc. (a)                          3,724
           64  Natera, Inc. (a)                                 7,430

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
           30  Novavax, Inc. (a)                        $       6,937
           42  Travere Therapeutics, Inc. (a)                   1,294
           52  Twist Bioscience Corp. (a)                       7,157
           26  Ultragenyx Pharmaceutical,
                  Inc. (a)                                      3,680
          802  Vanda Pharmaceuticals, Inc. (a)                 14,957
           22  Veracyte, Inc. (a)                               1,277
          177  Vericel Corp. (a)                                8,546
                                                        -------------
                                                              110,839
                                                        -------------
               BUILDING PRODUCTS -- 2.1%
           22  Advanced Drainage Systems, Inc.                  2,420
          367  Apogee Enterprises, Inc.                        13,726
          162  Builders FirstSource, Inc. (a)                   7,009
          100  CSW Industrials, Inc.                           12,557
           96  Gibraltar Industries, Inc. (a)                   8,386
           14  Masonite International Corp. (a)                 1,536
           40  Simpson Manufacturing Co., Inc.                  3,898
           16  UFP Industries, Inc.                               976
                                                        -------------
                                                               50,508
                                                        -------------
               CAPITAL MARKETS -- 2.1%
          278  Artisan Partners Asset
                  Management, Inc., Class A                    13,205
          353  Brightsphere Investment Group,
                  Inc.                                          6,389
          165  Cowen, Inc., Class A                             5,585
           16  Evercore, Inc., Class A                          1,916
          119  Houlihan Lokey, Inc.                             7,564
          131  Moelis & Co., Class A                            6,765
           88  PJT Partners, Inc., Class A                      6,135
           20  Virtu Financial, Inc., Class A                     546
           12  Virtus Investment Partners, Inc.                 3,011
                                                        -------------
                                                               51,116
                                                        -------------
               CHEMICALS -- 1.0%
           20  Quaker Chemical Corp.                            5,648
           54  Sensient Technologies Corp.                      4,204
          223  Trinseo S.A.                                    14,430
                                                        -------------
                                                               24,282
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
          112  ABM Industries, Inc.                             4,836
          848  CoreCivic, Inc.                                  6,089
           62  Deluxe Corp.                                     2,451
          137  Herman Miller, Inc.                              5,255
          178  HNI Corp.                                        6,335
           61  Knoll, Inc.                                        995
           40  MSA Safety, Inc.                                 6,440
          693  Steelcase, Inc., Class A                         9,660
          112  Tetra Tech, Inc.                                15,497
                                                        -------------
                                                               57,558
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.7%
          320  Calix, Inc. (a)                                 12,643
           32  Cambium Networks Corp. (a)                       1,353

                        See Notes to Financial Statements                Page 21


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
          284  Comtech Telecommunications
                  Corp.                                 $       7,634
          253  NETGEAR, Inc. (a)                               10,120
          365  NetScout Systems, Inc. (a)                      10,301
                                                        -------------
                                                               42,051
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.6%
          108  Comfort Systems USA, Inc.                        6,690
          141  EMCOR Group, Inc.                               13,729
          102  MasTec, Inc. (a)                                 8,849
          322  Primoris Services Corp.                         10,777
                                                        -------------
                                                               40,045
                                                        -------------
               DISTRIBUTORS -- 0.2%
          130  Core-Mark Holding Co., Inc.                      4,235
                                                        -------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
          316  Adtalem Global Education,
                  Inc. (a)                                     12,419
           18  Graham Holdings Co., Class B                    10,815
           72  Laureate Education, Inc.,
                  Class A (a)                                     990
          748  Perdoceo Education Corp. (a)                     9,627
                                                        -------------
                                                               33,851
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.1%
          127  Vonage Holdings Corp. (a)                        1,679
                                                        -------------
               ELECTRIC UTILITIES -- 0.7%
          300  Hawaiian Electric Industries, Inc.              10,488
          159  Portland General Electric Co.                    6,703
                                                        -------------
                                                               17,191
                                                        -------------
               ELECTRICAL EQUIPMENT -- 1.6%
           82  Acuity Brands, Inc.                             10,111
           68  Generac Holdings, Inc. (a)                      22,410
           68  Vicor Corp. (a)                                  6,697
                                                        -------------
                                                               39,218
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.7%
           44  Badger Meter, Inc.                               4,778
          375  Benchmark Electronics, Inc.                     10,650
           16  FARO Technologies, Inc. (a)                      1,495
           74  Insight Enterprises, Inc. (a)                    6,186
          145  Methode Electronics, Inc.                        5,645
           22  OSI Systems, Inc. (a)                            2,081
          108  PC Connection, Inc.                              4,969
          151  Plexus Corp. (a)                                12,681
          134  Sanmina Corp. (a)                                4,773
          518  Vishay Intertechnology, Inc.                    12,365
                                                        -------------
                                                               65,623
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
          326  Helmerich & Payne, Inc.                  $       9,366
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 2.7%
          643  Brandywine Realty Trust                          7,864
           78  CorEnergy Infrastructure Trust,
                  Inc.                                            583
           36  EastGroup Properties, Inc.                       4,900
          111  First Industrial Realty Trust, Inc.              4,741
          389  GEO Group (The), Inc.                            2,801
           34  Innovative Industrial Properties,
                  Inc.                                          6,630
            2  National Storage Affiliates Trust                   77
          415  Office Properties Income Trust                  10,495
          340  Piedmont Office Realty Trust,
                  Inc., Class A                                 5,800
          671  RPT Realty                                       7,361
          508  Service Properties Trust                         6,523
          294  Tanger Factory Outlet Centers,
                  Inc.                                          4,627
           76  Terreno Realty Corp.                             4,259
                                                        -------------
                                                               66,661
                                                        -------------
               FOOD & STAPLES RETAILING -- 1.3%
          155  BJ's Wholesale Club Holdings,
                  Inc. (a)                                      6,228
          606  SpartanNash Co.                                 11,047
          246  Sprouts Farmers Market, Inc. (a)                 5,193
          191  Weis Markets, Inc.                              10,209
                                                        -------------
                                                               32,677
                                                        -------------
               FOOD PRODUCTS -- 1.1%
          189  B&G Foods, Inc.                                  5,732
          133  Darling Ingredients, Inc. (a)                    8,384
           50  Freshpet, Inc. (a)                               7,794
           18  Hain Celestial Group (The),
                  Inc. (a)                                        759
           40  John B Sanfilippo & Son, Inc.                    3,459
                                                        -------------
                                                               26,128
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.3%
          347  AngioDynamics, Inc. (a)                          7,270
          112  AtriCure, Inc. (a)                               7,310
            2  Atrion Corp.                                     1,250
           24  Avanos Medical, Inc. (a)                         1,103
          114  CryoPort, Inc. (a)                               6,776
          291  GenMark Diagnostics, Inc. (a)                    5,689
          102  Globus Medical, Inc., Class A (a)                6,375
           12  Haemonetics Corp. (a)                            1,518
           32  Heska Corp. (a)                                  6,029
          159  Inogen, Inc. (a)                                 8,346
           56  iRhythm Technologies, Inc. (a)                   9,010
          129  Lantheus Holdings, Inc. (a)                      2,410
          395  Meridian Bioscience, Inc. (a)                    8,327
          379  Natus Medical, Inc. (a)                          9,820
           12  Neogen Corp. (a)                                   983

Page 22                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
           60  Nevro Corp. (a)                          $       9,911
           50  Novocure Ltd. (a)                                7,455
           12  NuVasive, Inc. (a)                                 724
          249  Orthofix Medical, Inc. (a)                      11,581
           56  Quidel Corp. (a)                                 9,198
           82  STAAR Surgical Co. (a)                           8,529
           14  Tandem Diabetes Care, Inc. (a)                   1,344
                                                        -------------
                                                              130,958
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.1%
          133  Addus HomeCare Corp. (a)                        14,307
           58  Amedisys, Inc. (a)                              14,711
           30  AMN Healthcare Services,
                  Inc. (a)                                      2,186
           24  CorVel Corp. (a)                                 2,436
           36  Fulgent Genetics, Inc. (a)                       3,645
           90  LHC Group, Inc. (a)                             16,354
          177  ModivCare, Inc. (a)                             22,702
          102  Ontrak, Inc. (a)                                 6,012
          222  Owens & Minor, Inc.                              7,550
           46  Patterson Cos., Inc.                             1,429
          241  R1 RCM, Inc. (a)                                 6,661
           20  US Physical Therapy, Inc.                        2,345
                                                        -------------
                                                              100,338
                                                        -------------
               HEALTH CARE TECHNOLOGY -- 2.5%
           70  Inspire Medical Systems, Inc. (a)               16,295
          264  NextGen Healthcare, Inc. (a)                     4,937
          125  Omnicell, Inc. (a)                              15,862
          108  Phreesia, Inc. (a)                               6,615
          119  Simulations Plus, Inc.                           8,535
           28  Teladoc Health, Inc. (a)                         6,191
           62  Vocera Communications, Inc. (a)                  2,656
                                                        -------------
                                                               61,091
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.5%
           76  Papa John's International, Inc.                  6,854
           40  Wingstop, Inc.                                   5,446
                                                        -------------
                                                               12,300
                                                        -------------
               HOUSEHOLD DURABLES -- 2.5%
           56  Ethan Allen Interiors, Inc.                      1,435
          218  Green Brick Partners, Inc. (a)                   4,301
           12  iRobot Corp. (a)                                 1,489
          135  KB Home                                          5,451
           96  M/I Homes, Inc. (a)                              4,790
           64  Meritage Homes Corp. (a)                         5,396
           40  Purple Innovation, Inc. (a)                      1,472
           18  Sonos, Inc. (a)                                    701
          223  Taylor Morrison Home Corp. (a)                   6,135
           76  TopBuild Corp. (a)                              14,471
          638  Tri Pointe Homes, Inc. (a)                      12,122
          121  Tupperware Brands Corp. (a)                      3,699
                                                        -------------
                                                               61,462
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               HOUSEHOLD PRODUCTS -- 0.2%
          133  Central Garden & Pet Co.,
                  Class A (a)                           $       5,521
            2  WD-40 Co.                                          623
                                                        -------------
                                                                6,144
                                                        -------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.2%
           66  Ormat Technologies, Inc.                         5,654
                                                        -------------
               INSURANCE -- 2.6%
          106  American Equity Investment Life
                  Holding Co.                                   2,929
           84  American National Group, Inc.                    7,562
          270  CNO Financial Group, Inc.                        6,496
          343  Employers Holdings, Inc.                        11,418
           26  Enstar Group Ltd. (a)                            5,527
           98  Goosehead Insurance, Inc.,
                  Class A                                      12,695
           34  Kinsale Capital Group, Inc.                      5,986
          189  Mercury General Corp.                           11,038
           10  Safety Insurance Group, Inc.                       791
                                                        -------------
                                                               64,442
                                                        -------------
               INTERNET & DIRECT MARKETING RETAIL
                  -- 1.1%
          273  CarParts.com, Inc. (a)                           4,840
           70  Overstock.com, Inc. (a)                          4,702
           38  PetMed Express, Inc.                             1,319
           90  Shutterstock, Inc.                               7,941
           96  Stitch Fix, Inc., Class A (a)                    7,326
                                                        -------------
                                                               26,128
                                                        -------------
               IT SERVICES -- 1.6%
          378  Brightcove, Inc. (a)                             8,233
          185  CSG Systems International, Inc.                  8,538
           62  ExlService Holdings, Inc. (a)                    5,246
           66  MAXIMUS, Inc.                                    5,364
          310  Sykes Enterprises, Inc. (a)                     12,667
                                                        -------------
                                                               40,048
                                                        -------------
               LEISURE PRODUCTS -- 2.0%
           32  Acushnet Holdings Corp.                          1,351
          234  Nautilus, Inc. (a)                               4,308
          855  Smith & Wesson Brands, Inc.                     14,714
          115  Sturm Ruger & Co., Inc.                          7,843
          588  Vista Outdoor, Inc. (a)                         18,587
           18  YETI Holdings, Inc. (a)                          1,238
                                                        -------------
                                                               48,041
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.4%
          424  Luminex Corp.                                   13,789
           68  Medpace Holdings, Inc. (a)                      11,045
          165  NeoGenomics, Inc. (a)                            8,410
          173  Pacific Biosciences of California,
                  Inc. (a)                                      5,289
           84  Quanterix Corp. (a)                              6,363
           72  Repligen Corp. (a)                              15,292
                                                        -------------
                                                               60,188
                                                        -------------

                        See Notes to Financial Statements                Page 23


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 3.1%
          197  Astec Industries, Inc.                   $      13,380
           70  Franklin Electric Co., Inc.                      5,254
          226  Greenbrier (The) Cos., Inc.                     10,633
           20  Kadant, Inc.                                     3,480
           42  Lindsay Corp.                                    6,731
          318  Mueller Industries, Inc.                        12,924
          215  Shyft Group (The), Inc.                          7,071
           36  Terex Corp.                                      1,483
          680  Wabash National Corp.                           11,274
           40  Watts Water Technologies, Inc.,
                  Class A                                       4,564
                                                        -------------
                                                               76,794
                                                        -------------
               MEDIA -- 2.0%
          199  AMC Networks, Inc., Class A (a)                 13,052
           34  Cardlytics, Inc. (a)                             4,503
          308  Gray Television, Inc. (a)                        5,590
           48  Meredith Corp.                                   1,190
           54  MSG Networks, Inc., Class A (a)                    916
          117  Scholastic Corp.                                 3,370
          234  TechTarget, Inc. (a)                            19,569
                                                        -------------
                                                               48,190
                                                        -------------
               METALS & MINING -- 1.3%
          598  Commercial Metals Co.                           15,040
           64  Kaiser Aluminum Corp.                            7,302
          270  Warrior Met Coal, Inc.                           5,176
           80  Worthington Industries, Inc.                     5,111
                                                        -------------
                                                               32,629
                                                        -------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
          153  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.                  8,603
                                                        -------------
               MULTILINE RETAIL -- 0.4%
           76  Big Lots, Inc.                                   4,829
           58  Dillard's, Inc., Class A                         4,623
                                                        -------------
                                                                9,452
                                                        -------------
               MULTI-UTILITIES -- 0.5%
          114  Avista Corp.                                     4,584
           98  NorthWestern Corp.                               5,731
           60  Unitil Corp.                                     2,510
                                                        -------------
                                                               12,825
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.9%
           86  Clean Energy Fuels Corp. (a)                     1,122
          176  CVR Energy, Inc.                                 3,886
          863  Dorian LPG Ltd. (a)                             10,744
          165  Renewable Energy Group,
                  Inc. (a)                                     12,832
          594  Teekay Tankers Ltd., Class A (a)                 7,479
          378  World Fuel Services Corp.                       11,748
                                                        -------------
                                                               47,811
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               PAPER & FOREST PRODUCTS -- 0.8%
          319  Domtar Corp.                             $      11,819
          171  Louisiana-Pacific Corp.                          8,141
                                                        -------------
                                                               19,960
                                                        -------------
               PERSONAL PRODUCTS -- 1.5%
           80  Medifast, Inc.                                  20,239
          108  Nu Skin Enterprises, Inc., Class A               5,528
          117  USANA Health Sciences, Inc. (a)                 11,356
                                                        -------------
                                                               37,123
                                                        -------------
               PHARMACEUTICALS -- 2.1%
          454  Amphastar Pharmaceuticals,
                  Inc. (a)                                      7,959
           54  Collegium Pharmaceutical,
                  Inc. (a)                                      1,274
          635  Corcept Therapeutics, Inc. (a)                  15,970
          914  Innoviva, Inc. (a)                              10,447
           20  Pacira BioSciences, Inc. (a)                     1,470
           46  Prestige Consumer Healthcare,
                  Inc. (a)                                      1,919
          427  Supernus Pharmaceuticals, Inc. (a)              11,473
                                                        -------------
                                                               50,512
                                                        -------------
               PROFESSIONAL SERVICES -- 2.2%
           96  ASGN, Inc. (a)                                   8,925
           14  Exponent, Inc.                                   1,351
           12  Insperity, Inc.                                  1,064
          167  Kforce, Inc.                                     8,575
          129  Korn Ferry                                       7,940
           70  ManTech International Corp.,
                  Class A                                       5,471
           14  TriNet Group, Inc. (a)                           1,124
          238  TrueBlue, Inc. (a)                               4,958
          297  Upwork, Inc. (a)                                16,002
                                                        -------------
                                                               55,410
                                                        -------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.8%
          197  eXp World Holdings, Inc. (a)                    11,897
           76  Realogy Holdings Corp. (a)                       1,146
          230  Redfin Corp. (a)                                17,420
          200  RMR Group (The), Inc., Class A                   8,038
          127  St Joe (The) Co.                                 6,392
                                                        -------------
                                                               44,893
                                                        -------------
               ROAD & RAIL -- 1.4%
          366  ArcBest Corp.                                   21,591
           38  Saia, Inc. (a)                                   7,620
          256  Schneider National, Inc., Class B                5,921
                                                        -------------
                                                               35,132
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.6%
           20  ACM Research, Inc., Class A (a)                  1,943
           60  Ambarella, Inc. (a)                              6,749
          198  Axcelis Technologies, Inc. (a)                   7,300
           90  Enphase Energy, Inc. (a)                        15,846
          323  Lattice Semiconductor Corp. (a)                 15,543
          976  NeoPhotonics Corp. (a)                           9,379

Page 24                 See Notes to Financial Statements


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
          114  Photronics, Inc. (a)                     $       1,358
           52  Synaptics, Inc. (a)                              6,970
                                                        -------------
                                                               65,088
                                                        -------------
               SOFTWARE -- 5.4%
           16  Alarm.com Holdings, Inc. (a)                     1,406
           22  Altair Engineering, Inc.,
                  Class A (a)                                   1,355
           60  Appian Corp. (a)                                10,314
          119  Blackline, Inc. (a)                             14,758
          234  Digital Turbine, Inc. (a)                       19,321
           16  Ebix, Inc.                                         390
           92  Five9, Inc. (a)                                 17,042
          157  InterDigital, Inc.                               9,949
           64  J2 Global, Inc. (a)                              7,128
           78  Mitek Systems, Inc. (a)                          1,192
           82  Progress Software Corp.                          3,488
          225  Sailpoint Technologies Holdings,
                  Inc. (a)                                     12,686
          179  Sprout Social, Inc., Class A (a)                12,167
           76  SPS Commerce, Inc. (a)                           7,656
          145  Workiva, Inc. (a)                               14,667
                                                        -------------
                                                              133,519
                                                        -------------
               SPECIALTY RETAIL -- 4.5%
           70  Aaron's (The) Co., Inc. (a)                      1,537
           56  Buckle (The), Inc.                               2,153
          100  Citi Trends, Inc.                                7,789
          121  GrowGeneration Corp. (a)                         5,521
          161  Haverty Furniture Cos., Inc.                     5,823
          409  Hibbett Sports, Inc. (a)                        26,282
          336  Lumber Liquidators Holdings,
                  Inc. (a)                                      8,323
          161  MarineMax, Inc. (a)                              7,189
           84  ODP (The) Corp.                                  3,215
          358  Rent-A-Center, Inc.                             20,678
           18  RH (a)                                           8,827
           40  Sleep Number Corp. (a)                           5,485
          151  Zumiez, Inc. (a)                                 6,807
                                                        -------------
                                                              109,629
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
          305  Avid Technology, Inc. (a)                        5,914
          343  Super Micro Computer, Inc. (a)                  11,192
                                                        -------------
                                                               17,106
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
           62  Crocs, Inc. (a)                                  4,757
           28  Deckers Outdoor Corp. (a)                        9,131
          139  G-III Apparel Group Ltd. (a)                     4,002
          272  Movado Group, Inc.                               6,201
                                                        -------------
                                                               24,091
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.2%
          190  HomeStreet, Inc.                         $       8,162
          996  MGIC Investment Corp.                           12,131
          207  PennyMac Financial Services, Inc.               12,257
          238  Provident Financial Services, Inc.               4,815
          503  Radian Group, Inc.                              10,261
          224  Washington Federal, Inc.                         6,769
                                                        -------------
                                                               54,395
                                                        -------------
               TOBACCO -- 0.4%
           84  Turning Point Brands, Inc.                       4,133
           75  Universal Corp.                                  3,811
           84  Vector Group Ltd.                                1,147
                                                        -------------
                                                                9,091
                                                        -------------
               TRADING COMPANIES & DISTRIBUTORS
                  -- 2.0%
          476  Boise Cascade Co.                               23,771
          531  NOW, Inc. (a)                                    5,645
          142  Rush Enterprises, Inc., Class A                  6,025
           64  SiteOne Landscape Supply,
                  Inc. (a)                                     10,145
           22  Triton International Ltd.                        1,271
           26  WESCO International, Inc. (a)                    2,087
                                                        -------------
                                                               48,944
                                                        -------------
               WATER UTILITIES -- 0.3%
           72  American States Water Co.                        5,259
           26  California Water Service Group                   1,429
                                                        -------------
                                                                6,688
                                                        -------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
          114  Gogo, Inc. (a)                                   1,351
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 99.8%                                  2,457,089
               (Cost $2,214,408)                        -------------

               MONEY MARKET FUNDS -- 0.2%
        5,736  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class -
                  0.01% (c)                                     5,736
               (Cost $5,736)                            -------------

               TOTAL INVESTMENTS -- 100.0%                  2,462,825
               (Cost $2,220,144) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                          (166)
                                                        -------------
               NET ASSETS -- 100.0%                     $   2,462,659
                                                        =============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended.

(c)   Rate shown reflects yield as of February 28, 2021.

                        See Notes to Financial Statements                Page 25


FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

(d)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $275,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,061. The net unrealized appreciation was
      $242,681.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                   LEVEL 2       LEVEL 3
                     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                      QUOTED     OBSERVABLE    UNOBSERVABLE
                      PRICES       INPUTS         INPUTS
                    ---------------------------------------
Common Stocks*      $2,457,089   $        --   $         --
Money Market
   Funds                 5,736            --             --
                    ---------------------------------------
Total Investments   $2,462,825   $        --   $         --
                    =======================================

* See Portfolio of Investments for industry breakout.

Page 26                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       ---------------     ---------------     ---------------
ASSETS:
Investments, at value............................................      $     5,698,420     $     2,321,335     $     2,462,825
Dividends receivable.............................................                7,996               2,086               1,307
                                                                       ---------------     ---------------     ---------------
   Total Assets..................................................            5,706,416           2,323,421           2,464,132
                                                                       ---------------     ---------------     ---------------
LIABILITIES:
Investment advisory fees payable.................................                2,456               1,180               1,473
                                                                       ---------------     ---------------     ---------------
   Total Liabilities.............................................                2,456               1,180               1,473
                                                                       ---------------     ---------------     ---------------
NET ASSETS.......................................................      $     5,703,960     $     2,322,241     $     2,462,659
                                                                       ===============     ===============     ===============
NET ASSETS CONSIST OF:
Paid-in capital..................................................      $     5,270,552     $     2,088,044     $     2,120,761
Par value........................................................                2,500               1,000               1,000
Accumulated distributable earnings (loss)........................              430,908             233,197             340,898
                                                                       ---------------     ---------------     ---------------
NET ASSETS.......................................................      $     5,703,960     $     2,322,241     $     2,462,659
                                                                       ===============     ===============     ===============
NET ASSET VALUE, per share.......................................      $         22.82     $         23.22     $         24.63
                                                                       ===============     ===============     ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)........................              250,002             100,002             100,002
                                                                       ---------------     ---------------     ---------------
Investments, at cost.............................................      $     5,321,928     $     2,137,156     $     2,220,144
                                                                       ===============     ===============     ===============


                        See Notes to Financial Statements                Page 27


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        ACTIVE FACTOR       ACTIVE FACTOR       ACTIVE FACTOR
                                                                        LARGE CAP ETF        MID CAP ETF        SMALL CAP ETF
                                                                           (AFLG)              (AFMC)              (AFSM)
                                                                       ---------------     ---------------     ---------------
INVESTMENT INCOME:
Dividends........................................................      $        35,698     $        16,521     $        12,569
Foreign withholding tax..........................................                   --                 (12)                 (9)
                                                                       ---------------     ---------------     ---------------
   Total investment income.......................................               35,698              16,509              12,560
                                                                       ---------------     ---------------     ---------------
EXPENSES:
Investment advisory fees.........................................               11,227               6,598               7,874
                                                                       ---------------     ---------------     ---------------
   Total expenses................................................               11,227               6,598               7,874
                                                                       ---------------     ---------------     ---------------
NET INVESTMENT INCOME (LOSS).....................................               24,471               9,911               4,686
                                                                       ---------------     ---------------     ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................              (44,982)            (27,563)            (18,125)
   In-kind redemptions...........................................              276,595             320,986             432,760
                                                                       ---------------     ---------------     ---------------
Net realized gain (loss).........................................              231,613             293,423             414,635
                                                                       ---------------     ---------------     ---------------
Net change in unrealized appreciation (depreciation) on
   investments...................................................              187,164             196,528             197,011
                                                                       ---------------     ---------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................              418,777             489,951             611,646
                                                                       ---------------     ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................      $       443,248     $       499,862     $       616,332
                                                                       ===============     ===============     ===============


Page 28                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                FIRST TRUST ACTIVE FACTOR
                                                                                                      LARGE CAP ETF
                                                                                                         (AFLG)
                                                                                           -----------------------------------
                                                                                             SIX MONTHS
                                                                                                ENDED              PERIOD
                                                                                              2/28/2021             ENDED
                                                                                             (UNAUDITED)        8/31/2020 (a)
                                                                                           ---------------     ---------------
OPERATIONS:
Net investment income (loss)..........................................................     $        24,471     $        23,037
Net realized gain (loss)..............................................................             231,613             (91,727)
Net change in unrealized appreciation (depreciation)..................................             187,164             189,328
                                                                                           ---------------     ---------------
Net increase (decrease) in net assets resulting from operations.......................             443,248             120,638
                                                                                           ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.................................................................             (23,290)            (17,680)
                                                                                           ---------------     ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................................................           4,348,184           3,045,020
Cost of shares redeemed...............................................................          (1,163,613)         (1,048,547)
                                                                                           ---------------     ---------------
Net increase (decrease) in net assets resulting from shareholder transactions.........           3,184,571           1,996,473
                                                                                           ---------------     ---------------
Total increase (decrease) in net assets...............................................           3,604,529           2,099,431

NET ASSETS:
Beginning of period...................................................................           2,099,431                  --
                                                                                           ---------------     ---------------
End of period.........................................................................     $     5,703,960     $     2,099,431
                                                                                           ===============     ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............................................             100,002                  --
Shares sold...........................................................................             200,000             150,002
Shares redeemed.......................................................................             (50,000)            (50,000)
                                                                                           ---------------     ---------------
Shares outstanding, end of period.....................................................             250,002             100,002
                                                                                           ===============     ===============


(a)   Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 29


FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                FIRST TRUST ACTIVE FACTOR
                                                                                                       MID CAP ETF
                                                                                                         (AFMC)
                                                                                           -----------------------------------
                                                                                             SIX MONTHS
                                                                                                ENDED              PERIOD
                                                                                              2/28/2021             ENDED
                                                                                             (UNAUDITED)        8/31/2020 (a)
                                                                                           ---------------     ---------------
OPERATIONS:
Net investment income (loss)..........................................................     $         9,911     $        17,733
Net realized gain (loss)..............................................................             293,423            (152,076)
Net change in unrealized appreciation (depreciation)..................................             196,528             (12,349)
                                                                                           ---------------     ---------------
Net increase (decrease) in net assets resulting from operations.......................             499,862            (146,692)
                                                                                           ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.................................................................             (14,430)            (14,061)
                                                                                           ---------------     ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.............................................................           1,175,597           3,032,718
Cost of shares redeemed...............................................................          (1,176,163)         (1,034,590)
                                                                                           ---------------     ---------------
Net increase (decrease) in net assets resulting from shareholder transactions.........                (566)          1,998,128
                                                                                           ---------------     ---------------
Total increase (decrease) in net assets...............................................             484,866           1,837,375

NET ASSETS:
Beginning of period...................................................................           1,837,375                  --
                                                                                           ---------------     ---------------
End of period.........................................................................     $     2,322,241     $     1,837,375
                                                                                           ===============     ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...............................................             100,002                  --
Shares sold...........................................................................              50,000             150,002
Shares redeemed.......................................................................             (50,000)            (50,000)
                                                                                           ---------------     ---------------
Shares outstanding, end of period.....................................................             100,002             100,002
                                                                                           ===============     ===============


(a)   Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 30                 See Notes to Financial Statements



        FIRST TRUST ACTIVE FACTOR
              SMALL CAP ETF
                 (AFSM)
   -----------------------------------
     SIX MONTHS
        ENDED              PERIOD
      2/28/2021             ENDED
     (UNAUDITED)        8/31/2020 (a)
   ---------------     ---------------

   $         4,686     $        11,974
           414,635            (210,183)
           197,011              45,670
   ---------------     ---------------
           616,332            (152,539)
   ---------------     ---------------

            (8,250)             (9,970)
   ---------------     ---------------

         1,263,620           3,026,068
        (1,253,848)         (1,018,754)
   ---------------     ---------------
             9,772           2,007,314
   ---------------     ---------------
           617,854           1,844,805

         1,844,805                  --
   ---------------     ---------------
   $     2,462,659     $     1,844,805
   ===============     ===============

           100,002                  --
            50,000             150,002
           (50,000)            (50,000)
   ---------------     ---------------
           100,002             100,002
   ===============     ===============


                        See Notes to Financial Statements                Page 31


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ACTIVE FACTOR LARGE CAP ETF (AFLG)


                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                     2/28/21            ENDED
                                                                   (UNAUDITED)      8/31/2020 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period............................    $   20.99         $   19.87
                                                                    ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.12              0.23
Net realized and unrealized gain (loss).........................         1.86              1.07
                                                                    ---------         ---------
Total from investment operations................................         1.98              1.30
                                                                    ---------         ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.15)            (0.18)
                                                                    ---------         ---------
Net asset value, end of period..................................    $   22.82         $   20.99
                                                                    =========         =========
TOTAL RETURN (b)................................................         9.47%             6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $   5,704         $   2,099
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.55% (c)         0.55% (c)
Ratio of net investment income (loss) to average net assets ....         1.20% (c)         1.62% (c)
Portfolio turnover rate (d).....................................           41%               55%


FIRST TRUST ACTIVE FACTOR MID CAP ETF (AFMC)


                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                     2/28/21            ENDED
                                                                   (UNAUDITED)      8/31/2020 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period............................    $   18.37         $   19.88
                                                                    ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.09              0.18
Net realized and unrealized gain (loss).........................         4.90             (1.55)
                                                                    ---------         ---------
Total from investment operations................................         4.99             (1.37)
                                                                    ---------         ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.14)            (0.14)
                                                                    ---------         ---------
Net asset value, end of period..................................    $   23.22         $   18.37
                                                                    =========         =========
TOTAL RETURN (b)................................................        27.31%            (6.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $   2,322         $   1,837
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...................         0.65% (c)         0.65% (c)
Ratio of net investment income (loss) to average net assets ....         0.98% (c)         1.34% (c)
Portfolio turnover rate (d).....................................           39%               66%


(a)   Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 32                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ACTIVE FACTOR SMALL CAP ETF (AFSM)


                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                     2/28/21            ENDED
                                                                   (UNAUDITED)      8/31/2020 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period............................    $   18.45         $   19.95
                                                                    ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................................         0.04              0.12
Net realized and unrealized gain (loss).........................         6.22             (1.52)
                                                                    ---------         ---------
Total from investment operations................................         6.26             (1.40)
                                                                    ---------         ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................................        (0.08)            (0.10)
                                                                    ---------         ---------
Net asset value, end of period..................................    $   24.63         $   18.45
                                                                    =========         =========
TOTAL RETURN (b)................................................        34.03%            (7.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............................    $   2,463         $   1,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets (c)...............         0.75% (d)         0.75% (d)
Ratio of net investment income (loss) to average net assets ....         0.45% (d)         0.91% (d)
Portfolio turnover rate (e).....................................           44%               65%


(a)   Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 33


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the three funds (each a "Fund" and collectively, the "Funds")
listed below. The shares of each Fund are listed and traded on the NYSE Arca,
Inc. ("NYSE Arca").

    First Trust Active Factor Large Cap ETF - (NYSE Arca ticker "AFLG")
    First Trust Active Factor Mid Cap ETF - (NYSE Arca ticker "AFMC")
    First Trust Active Factor Small Cap ETF - (NYSE Arca ticker "AFSM")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units."

Each Fund is an actively managed exchange-traded fund. Each Fund's investment objective seeks to provide capital appreciation.

Under normal market conditions, AFLG will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.

Under normal market conditions, AFMC will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.

Under normal market conditions, AFSM will invest at least 80% of its net assets
(including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.

There can be no assurance that a Fund will achieve its investment objective. The
Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of February 28, 2021, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

                                                                         Page 35


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2020, was as follows:


                                                                Distributions        Distributions        Distributions
                                                                  paid from            paid from            paid from
                                                                  Ordinary              Capital             Return of
                                                                   Income                Gains               Capital
                                                               ---------------      ---------------      ---------------
First Trust Active Factor Large Cap ETF                        $        17,680      $            --      $            --
First Trust Active Factor Mid Cap ETF                                   14,061                   --                   --
First Trust Active Factor Small Cap ETF                                  9,970                   --                   --


D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2020 remains open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Funds' shareholders.

                                                                Non-Expiring
                                                                Capital Loss
                                                                Carryforwards
                                                               ---------------
First Trust Active Factor Large Cap ETF                        $       167,085
First Trust Active Factor Mid Cap ETF                                  227,782
First Trust Active Factor Small Cap ETF                                285,816

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Funds had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the
Funds.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, but excluding fee payments under the Investment Management
Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies ("acquired fund fees and expenses"), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule
12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay
First Trust an annual unitary management fee based on each Fund's average daily net assets at a rate set forth below:

                                                                    Rate
                                                               ---------------
First Trust Active Factor Large Cap ETF                             0.55%
First Trust Active Factor Mid Cap ETF                               0.65%
First Trust Active Factor Small Cap ETF                             0.75%

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust Active Factor Large Cap ETF                         $  1,573,612    $  1,578,890
First Trust Active Factor Mid Cap ETF                                784,567         788,073
First Trust Active Factor Small Cap ETF                              907,764         911,565


For the six months ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust Active Factor Large Cap ETF                         $  4,334,087    $  1,162,506
First Trust Active Factor Mid Cap ETF                              1,172,266       1,176,056
First Trust Active Factor Small Cap ETF                            1,260,799       1,250,689


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized

                                                                         Page 37


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2021.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

                                                                         Page 39


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                         FEBRUARY 28, 2021 (UNAUDITED)

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

                                                                         Page 41

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

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


[BLANK BACK COVER]


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

        First Trust Multi-Manager Large Growth ETF (MMLG)

----------------------------
     Semi-Annual Report
  For the Six Months Ended
     February 28, 2021
----------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2021

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and/or Wellington Management Company LLP ("Wellington")
and/or Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor"
and together, "Sub-Advisors") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact.
For example, forward-looking statements include the use of words such as
"anticipate," "estimate," "intend," "expect," "believe," "plan," "may,"
"should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust Multi-Manager Large Growth ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The
Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional
Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor and/or Sub-Advisors are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.


--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               FEBRUARY 28, 2021

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the First
Trust Multi-Manager Large Growth ETF (the "Fund"), which contains detailed information about the Fund for the six months ended February 28, 2021.

For the better part of the past year, we Americans have been operating under the premise that the U.S. government's decision to inject trillions of dollars of capital into the economy was likely the best approach to keeping it propped up until one or more coronavirus ("COVID-19") vaccines could garner approval from the Food and Drug Administration ("FDA"). In other words, we have literally been buying time until a remedy for this virus could be discovered, approved, manufactured, and brought to market. While the jury may still be out with respect to whether or not such a massive amount of money was truly necessary, I am pleased to report that we now have three FDA-approved vaccines, and we got them in record time. Nobody thought it was possible to accomplish this task within the scope of 12 months. Even the most experienced scientists, including
Dr. Anthony Fauci, were hoping for one by the 18-month mark at best. When you combine the number of people who have already contracted COVID-19 and developed the antibodies to it along with the people who are projected to receive the vaccine in the weeks ahead it is conceivable that the U.S. population could achieve a type of herd immunity - where at least 70% of the population develops antibodies - by the end of April 2021, according to Brian Wesbury, Chief
Economist at First Trust. Keep in mind that Wesbury's April target is probably more optimistic than most, but I am willing to wager that he has done considerably more in-depth research on the pandemic than most.

Achieving herd immunity sooner than expected is a potential boon for investors, in my opinion. Think about how much more optimistic consumers are likely to be once the entire U.S. economy is deemed open for business. Consider how much pent up demand there could be for activities such as leisure travel, attending theme parks, ballparks and movie theaters, as well as dining out and in-store shopping. Best of all, think about how achieving herd immunity could expedite putting at least some of the 10 million or so Americans who lost their jobs due to the pandemic back to work. Corporate executives seem ready to go. The
Conference Board reported that its first quarter 2021 survey, which tracks CEO confidence levels, hit its highest reading since the first quarter of 2004, when the measure stood at 74, according to its own release. The measure currently stands at 73, up from 64 in the third quarter of 2020. A reading above 50 points reflects more positive than negative responses. Eighty-two percent of those CEOs polled expect economic conditions to improve over the next six months. Looking out 12 months, 47% of CEOs expect to grow their workforce. Investors, like top executives, should keep at least one eye on the future.

What might the future hold for investors? The stimulus designed to mitigate the fallout from the pandemic comes at a cost. No free lunch! The added Treasury debt used to fund the stimulus will have to be paid back at some point - just not anytime soon. Expect economic growth to accelerate. The outlook for U.S.
economic growth is robust, according to the Federal Reserve (the "Fed"). On
March 17, 2021, the Fed raised its forecast for real gross domestic product this year from 4.2% to 6.5%, largely due to the passage of the $1.9 trillion American
Rescue Plan Act of 2021, according to Wesbury. The outlook for corporate earnings is optimistic. Bloomberg's 2021 and 2022 consensus earnings growth rate estimates for the S&P 500(R) Index were 24.35% and 15.20%, respectively, as of
March 19, 2021. While the Fed continues to stick to its mandate of keeping short-term lending rates at a quarter-point through at least 2022, there is less certainty when it comes to the direction of inflation and intermediate to long-term bond yields. The yield on the 10-Year Treasury Note has already risen
70 basis points this year to 1.62% (thru March 23), according to Bloomberg. The prospects for robust economic activity moving forward suggests to us that investors should prepare for higher inflation and higher bond yields and adjust their investment portfolios accordingly, if necessary. We encourage investors to remain engaged and to stay invested.

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

                                                                          Page 1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)

The First Trust Multi-Manager Large Growth ETF (the "Fund") seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol "MMLG."


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CUMULATIVE
                                                                                                                    TOTAL RETURNS
                                                                                          6 Months Ended         Inception (7/21/20)
                                                                                             2/28/21                 to 2/28/21
FUND PERFORMANCE
NAV                                                                                           11.03%                   22.33%
Market Price                                                                                  10.93%                   22.33%

INDEX PERFORMANCE
Russell 1000(R) Index                                                                         11.78%                   20.56%
Russell 1000(R) Growth Index                                                                   5.34%                   17.96%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Since shares of the
Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the
Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Information Technology                            37.43%
Communication Services                            23.95
Health Care                                       13.39
Consumer Discretionary                            12.91
Industrials                                        7.28
Consumer Staples                                   2.53
Financials                                         1.28
Real Estate                                        0.78
Materials                                          0.45
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                                   5.17%
Sea Ltd., ADR                                      4.83
Netflix, Inc.                                      4.65
Facebook, Inc., Class A                            3.88
ServiceNow, Inc.                                   3.71
Microsoft Corp.                                    3.65
Visa, Inc., Class A                                3.39
Square, Inc., Class A                              3.36
Adobe, Inc.                                        3.04
Apple, Inc.                                        2.74
                                                --------
     Total                                        38.42%
                                                ========


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 21, 2020 - FEBRUARY 28, 2021

           First Trust Multi-Manager           Russell 1000(R)           Russell 1000(R)
               Large Growth ETF                     Index                 Growth Index
1/3/19              $10,000                        $10,000                   $10,000
8/31/20              11,018                         10,785                    11,198
2/28/21              12,233                         12,056                    11,796


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 3


--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                               SEMI-ANNUAL REPORT
                         FEBRUARY 28, 2021 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor") is the investment advisor to the First Trust Multi-Manager Large Growth ETF ("MMLG" or the
"Fund"). The following serve as investment sub-advisors (each, a "Sub-Advisor")
to the Fund: Wellington Management Company LLP ("Wellington") and Sands Capital
Management, LLC ("Sands Capital"). First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, selecting and overseeing the investment sub-advisors, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

THE ADVISOR'S INVESTMENT COMMITTEE, WHICH MANAGES THE FUND'S INVESTMENTS,
CONSISTS OF:
o Daniel J. Lindquist, Managing Director of First Trust
o Jon C. Erickson, Senior Vice President of First Trust
o David G. McGarel, Chief Investment Officer, Chief Operating Officer and
   Managing Director of First Trust
o Roger F. Testin, Senior Vice President of First Trust
o Stan Ueland, Senior Vice President of First Trust
o Chris A. Peterson, CFA, Senior Vice President of First Trust

                         SUB-ADVISOR PORTFOLIO MANAGERS
WELLINGTON
o Douglas W. McLane, CFA, Senior Managing Director, Partner and Equity Portfolio
   Manager

SANDS CAPITAL
o Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer
o Michael A. Sramek, CFA, Senior Portfolio Manager, Research Analyst and
   Managing Director
o Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst
o Thomas H. Trentman, CFA, Portfolio Manager and Senior Research Analyst


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
UNDERSTANDING YOUR FUND EXPENSES
FEBRUARY 28, 2021 (UNAUDITED)

As a shareholder of First Trust Multi-Manager Large Growth ETF (the "Fund"), you
incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended February 28, 2021.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO   EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE     DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH       SIX-MONTH
                                                 SEPTEMBER 1, 2020   FEBRUARY 28, 2021      PERIOD        PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
Actual                                               $1,000.00           $1,110.30           0.85%           $4.45
Hypothetical (5% return before expenses)             $1,000.00           $1,020.58           0.85%           $4.26


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (September
      1, 2020 through February 28, 2021), multiplied by 181/365 (to reflect the six-month period).

                                                                          Page 5


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
COMMON STOCKS -- 98.9%

               AEROSPACE & DEFENSE -- 0.7%
          183  BWX Technologies, Inc.                   $      10,616
          223  Raytheon Technologies Corp.                     16,054
                                                        -------------
                                                               26,670
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 0.5%
           69  FedEx Corp.                                     17,561
                                                        -------------
               BEVERAGES -- 0.9%
           87  Constellation Brands, Inc., Class A             18,630
          180  Monster Beverage Corp. (a)                      15,793
                                                        -------------
                                                               34,423
                                                        -------------
               BIOTECHNOLOGY -- 1.3%
          241  Sarepta Therapeutics, Inc. (a)                  20,982
           85  Seagen, Inc. (a)                                12,844
           57  Vertex Pharmaceuticals, Inc. (a)                12,115
                                                        -------------
                                                               45,941
                                                        -------------
               BUILDING PRODUCTS -- 0.5%
          232  Fortune Brands Home &
                  Security, Inc.                               19,288
                                                        -------------
               CAPITAL MARKETS -- 0.4%
           21  BlackRock, Inc.                                 14,585
                                                        -------------
               CHEMICALS -- 0.5%
           24  Sherwin-Williams (The) Co.                      16,328
                                                        -------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
          121  Republic Services, Inc.                         10,780
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
          120  Motorola Solutions, Inc.                        21,058
                                                        -------------
               CONSUMER FINANCE -- 0.5%
          133  American Express Co.                            17,990
                                                        -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.0%
          117  CDW Corp.                                       18,356
          447  Corning, Inc.                                   17,093
                                                        -------------
                                                               35,449
                                                        -------------
               ENTERTAINMENT -- 11.5%
          154  Activision Blizzard, Inc.                       14,724
          310  Netflix, Inc. (a)                              167,043
          736  Sea Ltd., ADR (a)                              173,468
          111  Walt Disney (The) Co. (a)                       20,983
        1,216  Warner Music Group Corp.,
                  Class A                                      43,132
                                                        -------------
                                                              419,350
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.8%
           76  Alexandria Real Estate Equities,
                  Inc.                                         12,137
          256  Equity LifeStyle Properties, Inc.               15,782
                                                        -------------
                                                               27,919
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 0.9%
          688  Grocery Outlet Holding Corp. (a)         $      24,761
           73  Walmart, Inc.                                    9,484
                                                        -------------
                                                               34,245
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.0%
          106  Align Technology, Inc. (a)                      60,114
          255  Baxter International, Inc.                      19,811
           57  Becton, Dickinson and Co.                       13,745
           72  Danaher Corp.                                   15,816
           82  DexCom, Inc. (a)                                32,618
          363  Edwards Lifesciences Corp. (a)                  30,165
          240  Hologic, Inc. (a)                               17,302
           33  Teleflex, Inc.                                  13,138
           52  West Pharmaceutical Services, Inc.              14,594
                                                        -------------
                                                              217,303
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.7%
           66  Laboratory Corp. of America
                  Holdings (a)                                 15,834
          136  UnitedHealth Group, Inc.                        45,182
                                                        -------------
                                                               61,016
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.1%
          207  Airbnb, Inc., Class A (a)                       42,714
           13  Chipotle Mexican Grill, Inc. (a)                18,746
           78  McDonald's Corp.                                16,079
                                                        -------------
                                                               77,539
                                                        -------------
               HOUSEHOLD PRODUCTS -- 0.6%
          181  Procter & Gamble (The) Co.                      22,359
                                                        -------------
               INSURANCE -- 0.4%
           82  Chubb Ltd.                                      13,332
                                                        -------------
               INTERACTIVE MEDIA & SERVICES
                  -- 10.8%
           43  Alphabet, Inc., Class A (a)                     86,942
           13  Alphabet, Inc., Class C (a)                     26,479
          541  Facebook, Inc., Class A (a)                    139,373
          567  Match Group, Inc. (a)                           86,666
          330  Zillow Group, Inc., Class C (a)                 53,239
                                                        -------------
                                                              392,699
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 6.7%
           60  Amazon.com, Inc. (a)                           185,576
          135  DoorDash, Inc., Class A (a)                     22,881
          123  Fiverr International Ltd. (a)                   33,206
                                                        -------------
                                                              241,663
                                                        -------------
               IT SERVICES -- 14.1%
           42  EPAM Systems, Inc. (a)                          15,692
          105  Fidelity National Information
                  Services, Inc.                               14,490
           70  FleetCor Technologies, Inc. (a)                 19,412
          114  Global Payments, Inc.                           22,571
          201  GoDaddy, Inc., Class A (a)                      16,305

Page 6                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

               IT SERVICES (CONTINUED)
          132  Mastercard, Inc., Class A                $      46,708
          136  PayPal Holdings, Inc. (a)                       35,340
           64  Snowflake, Inc., Class A (a)                    16,610
          525  Square, Inc., Class A (a)                      120,766
          213  Twilio, Inc., Class A (a)                       83,683
          573  Visa, Inc., Class A                            121,699
                                                        -------------
                                                              513,276
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 1.8%
          102  Illumina, Inc. (a)                              44,820
           49  Thermo Fisher Scientific, Inc.                  22,054
                                                        -------------
                                                               66,874
                                                        -------------
               MEDIA -- 1.3%
           79  Charter Communications, Inc.,
                  Class A (a)                                  48,460
                                                        -------------
               PHARMACEUTICALS -- 2.5%
          190  Eli Lilly and Co.                               38,929
          328  Zoetis, Inc.                                    50,919
                                                        -------------
                                                               89,848
                                                        -------------
               PROFESSIONAL SERVICES -- 2.6%
           61  CoStar Group, Inc. (a)                          50,249
           81  Equifax, Inc.                                   13,112
          202  Leidos Holdings, Inc.                           17,867
          151  Science Applications International
                  Corp.                                        13,006
                                                        -------------
                                                               94,234
                                                        -------------
               ROAD & RAIL -- 2.6%
        1,794  Uber Technologies, Inc. (a)                     92,840
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.0%
          210  Advanced Micro Devices, Inc. (a)                17,747
          184  Entegris, Inc.                                  19,359
          277  Marvell Technology Group Ltd.                   13,373
          130  Texas Instruments, Inc.                         22,395
                                                        -------------
                                                               72,874
                                                        -------------
               SOFTWARE -- 16.6%
          238  Adobe, Inc. (a)                                109,401
          150  Atlassian Corp. PLC, Class A (a)                35,655
           66  Coupa Software, Inc. (a)                        22,853
           39  DocuSign, Inc. (a)                               8,840
           97  Guidewire Software, Inc. (a)                    10,766
          168  Intuit, Inc.                                    65,544
          565  Microsoft Corp.                                131,295
          168  salesforce.com, Inc. (a)                        36,372
          250  ServiceNow, Inc. (a)                           133,365
           82  Splunk, Inc. (a)                                11,727
          172  SS&C Technologies Holdings,
                  Inc.                                         11,400
          108  Workday, Inc., Class A (a)                      26,479
                                                        -------------
                                                              603,697
                                                        -------------

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               SPECIALTY RETAIL -- 2.7%
           97  Burlington Stores, Inc. (a)              $      25,106
          439  Floor & Decor Holdings, Inc.,
                  Class A (a)                                  41,744
          469  TJX (The) Cos., Inc.                            30,949
                                                        -------------
                                                               97,799
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.7%
          813  Apple, Inc.                                     98,584
                                                        -------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.3%
          202  NIKE, Inc., Class B                             27,226
          249  VF Corp.                                        19,703
                                                        -------------
                                                               46,929
                                                        -------------
               TOTAL COMMON STOCKS
                  -- 98.9%                                  3,592,913
               (Cost $3,477,293)                        -------------

MONEY MARKET FUNDS -- 0.6%

       21,687  Morgan Stanley Institutional Liquidity
                  Funds - Treasury Portfolio -
                  Institutional Class
                  0.01% (b)                                    21,687
               (Cost $21,687)                           -------------

               TOTAL INVESTMENTS -- 99.5%                   3,614,600
               (Cost $3,498,980) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                          17,548
                                                        -------------
               NET ASSETS -- 100.0%                     $   3,632,148
                                                        =============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of February 28, 2021.

(c)   Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $149,371 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,751. The net unrealized appreciation was
      $115,620.

ADR   - American Depositary Receipt

                        See Notes to Financial Statements                 Page 7


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2021 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28,
2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                           LEVEL 2        LEVEL 3
                            LEVEL 1      SIGNIFICANT    SIGNIFICANT
                            QUOTED       OBSERVABLE     UNOBSERVABLE
                            PRICES         INPUTS          INPUTS
                          ------------------------------------------
Common Stocks*            $ 3,592,913    $        --    $         --
Money Market Funds            21,687              --              --
                          ------------------------------------------
Total Investments         $ 3,614,600    $        --    $         --
                          ==========================================

* See Portfolio of Investments for industry breakout.

Page 8                  See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2021 (UNAUDITED)


ASSETS:
Investments, at value..................................................      $      3,614,600
Receivables:
   Capital shares sold.................................................             1,210,700
   Dividends...........................................................                 1,100
                                                                             ----------------
      Total Assets.....................................................             4,826,400
                                                                             ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................             1,192,579
   Investment advisory fees............................................                 1,673
                                                                             ----------------
      Total Liabilities................................................             1,194,252
                                                                             ----------------
NET ASSETS.............................................................      $      3,632,148
                                                                             ================
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $      3,187,076
Par value..............................................................                 1,500
Accumulated distributable earnings (loss)..............................               443,572
                                                                             ----------------
NET ASSETS.............................................................      $      3,632,148
                                                                             ================
NET ASSET VALUE, per share.............................................      $          24.21
                                                                             ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               150,002
                                                                             ================
Investments, at cost...................................................      $      3,498,980
                                                                             ================


                        See Notes to Financial Statements                 Page 9


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2021 (UNAUDITED)


INVESTMENT INCOME:
Dividends..............................................................      $          5,241
                                                                             ----------------
   Total investment income.............................................                 5,241
                                                                             ----------------
EXPENSES:
Investment advisory fees...............................................                 9,705
                                                                             ----------------
   Total expenses......................................................                 9,705
                                                                             ----------------
NET INVESTMENT INCOME (LOSS)...........................................                (4,464)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................                27,805
   In-kind redemptions.................................................               310,530
                                                                             ----------------
Net realized gain (loss) on investments................................               338,335
                                                                             ----------------
Net change in unrealized appreciation (depreciation) on investments....               (85,768)
                                                                             ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................               252,567
                                                                             ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $        248,103
                                                                             ================


Page 10                 See Notes to Financial Statements


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                            SIX MONTHS
                                                                                              ENDED              PERIOD
                                                                                            2/28/2021            ENDED
                                                                                           (UNAUDITED)       8/31/2020 (a)
                                                                                         ----------------   ----------------
OPERATIONS:
Net investment income (loss).........................................................    $         (4,464)  $           (491)
Net realized gain (loss).............................................................             338,335                632
Net change in unrealized appreciation (depreciation).................................             (85,768)           201,388
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from operations......................             248,103            201,529
                                                                                         ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations................................................................              (6,060)                --
                                                                                         ----------------   ----------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................           2,485,981          1,984,028
Cost of shares redeemed..............................................................          (1,281,433)                --
                                                                                         ----------------   ----------------
Net increase (decrease) in net assets resulting from shareholder transactions........           1,204,548          1,984,028
                                                                                         ----------------   ----------------
Total increase (decrease) in net assets..............................................           1,446,591          2,185,557

NET ASSETS:
Beginning of period..................................................................           2,185,557                 --
                                                                                         ----------------   ----------------
End of period........................................................................    $      3,632,148   $      2,185,557
                                                                                         ================   ================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................             100,002                 --
Shares sold..........................................................................             100,000            100,002
Shares redeemed......................................................................             (50,000)                --
                                                                                         ----------------   ----------------
Shares outstanding, end of period....................................................             150,002            100,002
                                                                                         ================   ================


(a)   Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

                        See Notes to Financial Statements                Page 11


FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                   SIX MONTHS
                                                                      ENDED            PERIOD
                                                                    2/28/2021           ENDED
                                                                   (UNAUDITED)      8/31/2020 (a)
                                                                 ---------------   ---------------
Net asset value, beginning of period...........................    $     21.86       $     19.84
                                                                   -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)...................................          (0.01)            (0.00) (b)
Net realized and unrealized gain (loss)........................           2.42              2.02
                                                                   -----------       -----------
Total from investment operations...............................           2.41              2.02
                                                                   -----------       -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income..........................................          (0.06)               --
                                                                   -----------       -----------
Net asset value, end of period.................................    $     24.21       $     21.86
                                                                   ===========       ===========
TOTAL RETURN (c)...............................................         11.03%            10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................    $     3,632       $     2,186
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets..................           0.85% (d)         0.85% (d)
Ratio of net investment income (loss) to average net assets ...          (0.39)% (d)       (0.21)% (d)
Portfolio turnover rate (e)....................................            14%                 2%


(a)   Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 12                 See Notes to Financial Statements


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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22,
2016, and is registered with the Securities and Exchange Commission under the
Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirty-seven funds that are offering shares.
This report covers the First Trust Multi-Manager Large Growth ETF (the "Fund"),
which trades under the ticker "MMLG" on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as
"Creation Units."

The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell
1000(R) Growth Index (as of the index's most recent reconstitution). The Fund's portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The
Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New
York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the
NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor's Pricing Committee in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the
Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing

                                                                         Page 13


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2021, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by the Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. The Fund did not pay a distribution during its fiscal period ended August 31, 2020.

As of August 31, 2020, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income.................  $        255
Accumulated capital and other gain (loss).....            --
Net unrealized appreciation (depreciation)....       201,274


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

D. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2020 remains open to federal and state audit. As of February 28, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2020, the
Fund had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2020, the Fund had no net late year ordinary or capital losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the
Advisor, First Trust manages the Fund's portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The Fund has agreed to pay
First Trust an annual management fee equal to 0.85% of its average daily net assets.

The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP ("Wellington")
and Sands Capital Management, LLC ("Sands Capital") (each, a "Sub-Advisor" and together, "Sub-Advisors"), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the "Sub-Advisory Agreements").
In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund's portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust
has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e., for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund's assets allocated to that sub-advisor). Each Sub-Advisor's fees are paid by First Trust out of First
Trust's management fee.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

                                                                         Page 15


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee
Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2021, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $342,999 and $331,173, respectively.

For the six months ended February 28, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $2,451,098 and $1,286,373, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with the Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, the Fund publishes through the National Securities
Clearing Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An
Authorized Participant that wishes to effectuate a creation of the Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the
Fund's shares in return for those assets. After purchasing a Creation Unit, the
Authorized Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund's shares at or close to the
NAV per share of the Fund.

The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

The Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an
Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the
Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are
Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 15, 2022.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 22, 2021, FT Cboe Vest U.S. Equity Buffer ETF - March, FT Cboe Vest
U.S. Equity Deep Buffer ETF - March, FT Cboe Vest Growth-100 Buffer ETF - March
and FT Cboe Vest International Equity Buffer ETF - March, additional series of the Trust, began trading under the symbols "FMAR," "DMAR," "QMAR," and "YMAR,"
respectively, on Cboe BZX Exchange, Inc.

On April 19, 2021, FT Cboe Vest U.S. Equity Buffer ETF - April and FT Cboe Vest
U.S. Equity Deep Buffer ETF - April, additional series of the Trust, began trading under the symbols "FAPR" and "DAPR," respectively, on Cboe BZX Exchange,
Inc.

                                                                         Page 17


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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away

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ADDITIONAL INFORMATION (CONTINUED)
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               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after
December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.
Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in
December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S.
securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

                                                                         Page 19

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ADDITIONAL INFORMATION (CONTINUED)
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               FIRST TRUST MULTI-MANAGER LARGE GROWTH ETF (MMLG)
                         FEBRUARY 28, 2021 (UNAUDITED)

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

         NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

Sands Capital Management, LLC
1000 Wilson Boulevard, Suite 3000
Arlington, Virginia 22209

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

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(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 10, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 10, 2021

* Print the name and title of each signing officer under his or her signature.